UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-7023

Name of Registrant: Vanguard Valley Forge Funds

Address of Registrant: P.O. Box 2600

Valley Forge, PA 19482

Name and address of agent for service:	Heidi Stam, Esquire P.O. Box 876 Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000 Date of fiscal year end: December 31 Date of reporting period: January 1, 2009 – December 31, 2009 Item 1: Reports to Shareholders

Vanguard Balanced Index Fund
Annual Report
December 31, 2009

> Vanguard Balanced Index Fund returned about 20% for the 12 months ended

December 31, 2009, one of the fund’s best annual returns since its inception.

> The fund’s return was in line with that of the benchmark index. It trailed the average return of the fund’s peer group.

> After hitting a bottom in March, stock prices—and the fund’s equity portfolio—outpaced the broad fixed income market.

Contents
Your Fund’s Total Returns.	1
Chairman’s Letter.	2
Results of Proxy Voting.	8
Fund Profile.	9
Performance Summary.	11
Financial Statements.	14
Your Fund’s After-Tax Returns.	33
About Your Fund’s Expenses.	34
Glossary.	36

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice.
Also, please keep in mind that the information and opinions cover the period through the date on the front of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.
See the Glossary for definitions of investment terms used in this report.

Cover photograph: Veronica Coia.

Your Fund’s Total Returns

Fiscal Year Ended December 31, 2009
Total
Returns
Vanguard Balanced Index Fund
Investor Shares	20.05%
Admiral™ Shares	20.11
Signal® Shares	20.17
Institutional Shares	20.18
Balanced Composite Index	19.71
Mixed-Asset Target Allocation Growth Funds Average	24.45

Balanced Composite Index: Made up of two unmanaged benchmarks, weighted 60% Dow Jones Wilshire 5000 Index and 40% Lehman U.S.
Aggregate Bond Index through May 31, 2005; and 60% MSCI US Broad Market Index and 40% Barclays Capital U.S. Aggregate Bond Index
through December 31, 2009, after which the Barclays index was replaced by the Barclays Capital U.S. Aggregate Float Adjusted Index.
Mixed-Asset Target Allocation Growth Funds Average: Derived from data provided by Lipper Inc.

Admiral Shares are a lower-cost class of shares available to many longtime shareholders and to those with significant investments in the fund. Signal Shares also carry lower costs and are available to certain institutional shareholders who meet specific administrative, service, and account-size criteria. Institutional Shares are available for a minimum initial investment of $5 million.

Your Fund’s Performance at a Glance
December 31, 2008 , Through December 31, 2009

			Distributions Per Share
	Starting	Ending	Income	Capital
	Share Price	Share Price	Dividends	Gains
Vanguard Balanced Index Fund
Investor Shares	$16.59	$19.35	$0.514	$0.000
Admiral Shares	16.60	19.35	0.534	0.000
Signal Shares	16.42	19.15	0.528	0.000
Institutional Shares	16.60	19.35	0.544	0.000

1

Chairman’s Letter

Dear Shareholder,

Vanguard Balanced Index Fund began 2009 in negative territory, but thanks to a remarkable stock market rebound ended the year with one of its best performances since its inception in 1992.

For the 12 months ended December 31, the Balanced Index Fund returned about 20%, in line with the return of its benchmark, the Balanced Composite Index. The fund’s return was behind the average result for its peer group, mixed-asset target allocation growth funds. Overall, the past year was vastly different from 2008, when the fund recorded its worst calendar-year return ever (–22%).

Throughout 2009, the fund’s stock and bond components closely tracked their respective targets, the MSCI® US Broad Market Index and the Barclays Capital U.S. Aggregate Bond Index, which together make up the composite benchmark. After the U.S. stock market rallied in March, the fund’s equity portfolio, which accounts for about 60% of its holdings, outperformed its bond portfolio, which makes up about 40% of the fund’s assets.

As of December 31, the 30-day SEC yield for the fund’s Investor Shares was 2.20%, down from 3.25% a year earlier.

If you hold shares of the fund in a taxable account, you may wish to review the section later in this report on the fund’s after-tax returns.

2

Impressive stock returns masked lingering uncertainties

Last year, the broad U.S. stock market returned more than 29%, its highest calendar-year return since 2003. The year began with the market searching for a bottom, and it finally hit a low point in early March. From there, stocks mounted one of their strongest rallies ever—in magnitude and duration—resulting in a check mark-shaped stock chart for 2009.

The market’s outsized result came against a backdrop of economic uncertainty. The economy, which struggled to regain its footing as the financial crisis abated, began to show signs of growth in the second half of the year, even as unemployment climbed to levels not seen since 1983.

Stock markets outside the United States fared even better during 2009, especially many emerging markets, which weathered the financial crisis in relatively better fiscal and economic shape than their developed-market counterparts.

Bond markets calmed down, money market funds endured

Compared with the last months of 2008, when credit markets seized up and investors fled to the safety of U.S. Treasuries, 2009 represented a return to normalcy for bonds. Investors’ appetite for risk returned, and the demand for corporate bonds increased, raising their prices and bringing down their yields. For the 12 months ended December 31, the

Market Barometer

	Average Annual Total Returns
	Periods Ended December 31, 2009
	One	Three	Five
	Year	Years	Years
Stocks
Russell 1000 Index (Large-caps)	28.43%	-5.36%	0.79%
Russell 2000 Index (Small-caps)	27.17	-6.07	0.51
Dow Jones U.S. Total Stock Market Index	29.35	-5.01	1.09
MSCI All Country World Index ex USA (International)	42.14	-3.04	6.30

Bonds
Barclays Capital U.S. Aggregate Bond Index (Broad
taxable market)	5.93%	6.04%	4.97%
Barclays Capital Municipal Bond Index	12.91	4.41	4.32
Citigroup Three-Month U.S. Treasury Bill Index	0.16	2.22	2.88

CPI
Consumer Price Index	2.72%	2.28%	2.56%

3

broad taxable bond market returned about 6%, while municipal bonds returned about 13%.

Meanwhile, money market funds and other short-term savings vehicles did poorly in 2009. Interest rates at the shortest end of the maturity spectrum remained at historic lows, a casualty of the Federal Reserve Board’s efforts to revive the economy. The Fed kept its target for the federal funds rate between 0% and 0.25% for the entire year.

The fund’s equity holdings boosted returns for the year

Vanguard Balanced Index Fund aims to provide investors the benefit of the stock market’s long-term return potential along with the relative stability of high-quality bonds.

For the 12-month period, the fund’s equity holdings returned 28.8%; its bond holdings returned 6.1%.

In the first two months of the year, the U.S. stock market continued to plummet as investors shunned stocks, particularly those of troubled banks and debt-heavy manufacturers, in favor of ultra-safe government bonds. But by spring, as massive federal government intervention began to stabilize the financial industry, investors grew more confident and became increasingly willing to invest in riskier securities.

Expense Ratios
Your Fund Compared With Its Peer Group
	Investor	Admiral	Signal	Institutional	Peer Group
	Shares	Shares	Shares	Shares	Average
Balanced Index Fund	0.25%	0.15%	0.15%	0.09%	1.08%

The fund expense ratios shown are from the prospectuses dated April 29, 2009, and represent estimated costs for the current fiscal year based on the fund’s net assets as of the prospectus date. For the fiscal year ended December 31, 2009, the fund’s expense ratios were 0.25%
for Investor Shares, 0.14% for Admiral Shares, 0.14% for Signal Shares, and 0.08% for Institutional Shares. The peer-group expense ratio is derived from data provided by Lipper Inc. and captures information through year-end 2008.

Peer group: Mixed-Asset Target Allocation Growth Funds.

4

Equity investors looked beyond traditionally defensive sectors to those they hoped would benefit from an economic rebound. By year-end, every sector in the fund’s equity portfolio posted a double-digit gain.

Information technology, the fund’s largest stock sector, recorded a 62% return for the year, contributing the most to the overall return. Computer manufacturers and software developers helped the IT sector’s performance. Tech companies benefited from solid balance sheets as investors sought stable businesses that could capitalize on the opportunities presented by an economic recovery.

The consumer discretionary and health care sectors also were large contributors to the fund’s equity return. Consumer discretionary stocks rose on signs that the American consumer might be starting to spend again, brightening the business outlook for many retail companies. Specialty retail stores and entertainment companies benefited the most in the consumer discretionary sector. In health care, pharmaceutical companies with strong product pipelines led the way.

The Balanced Index Fund’s fixed income portfolio, like the broad market it seeks to track, is heavily tilted toward relatively safe U.S. government or government-related bonds as well as highly rated corporate

Total Returns
Ten Years Ended December 31, 2009
Average
Annual Return
Balanced Index Fund Investor Shares	2.64%
Balanced Composite Index	2.73
Mixed-Asset Target Allocation Growth Funds Average	1.83

Balanced Composite Index: Made up of two unmanaged benchmarks, weighted 60% Dow Jones Wilshire 5000 Index and 40% Lehman U.S.
Aggregate Bond Index through May 31, 2005; and 60% MSCI US Broad Market Index and 40% Barclays Capital U.S. Aggregate Bond Index
through December 31, 2009, after which the Barclays index was replaced by the Barclays Capital U.S. Aggregate Float Adjusted Index.
Mixed-Asset Target Allocation Growth Funds Average: Derived from data provided by Lipper Inc.

The figures shown represent past performance, which is not a guarantee of future results. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at www.vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost.

5

bonds. This makeup helped to cushion the fund’s returns from the stock market’s steep declines early in the year.

The market’s 2008 plunge hurt a strong record

For the ten years ended December 31, 2009, the Balanced Index Fund returned an average of 2.64% per year for Investor Shares, significantly ahead of its peer-group average and in line with its benchmark index.

The fund’s long-term performance record clearly has suffered because of the 2008 bear market and the heavy toll it took on that year’s returns. At the end of 2007, the ten-year annualized return for Investor Shares was 6.41%. Just two years later, with the 2008 decline embedded in the record, the return is almost 4 percentage points lower.

Throughout the financial markets’ ups and downs, however, the fund has distinguished itself by closely following the results of its index. This performance is a credit to the fund’s advisors, Vanguard Quantitative Equity and Fixed Income Groups, and their widely recognized expertise in tracking indexes. These long-tenured professionals have developed sophisticated portfolio construction and trading methodologies to help Vanguard deliver strong index fund management in a variety of marketplaces and market environments. The groups’ efforts are made easier, of course, by the fund’s low operating expenses.

When the markets are unruly, perspective and planning can help

Financial markets are largely unpredictable, and they can vary wildly even within short periods—as we have witnessed over the past 12 months.

At Vanguard, we encourage you to focus on the long term and avoid making rash decisions based on the markets’ short-term volatility. It’s important to stick with time-tested principles of balance and diversification, both within and across asset classes.

One of the best ways to do that is to develop a well-balanced and diversified portfolio that is consistent with your long-term goals, time horizon, and risk tolerance. Such a portfolio should include a cost-efficient mix of stocks, bonds, and short-term reserves. Vanguard Balanced Index Fund, with its portfolio of stocks and bonds, can play an important role in such a diversified portfolio by providing opportunities for possible growth in bull markets and potential protection in bear markets.

On another matter, I would like to inform you that on January 1, 2010, we completed a leadership transition that began in March 2008. I succeeded

6

Jack Brennan as chairman of Vanguard and each of the funds. Jack has agreed to serve as chairman emeritus and senior advisor.

Under Jack’s leadership, Vanguard has grown to become a preeminent firm in the mutual fund industry. Jack’s energy, his relentless pursuit of perfection, and his unwavering focus on always doing the right thing for our clients are evident in every facet of Vanguard policy today.

Thank you for entrusting your assets to Vanguard.

Sincerely,

F. William McNabb III
Chairman and Chief Executive Officer
January 15, 2010

Results of Proxy Voting

At a special meeting of shareholders on July 2, 2009, fund shareholders approved the following two proposals:

Proposal 1—Elect trustees for each fund.*

The individuals listed in the table below were elected as trustees for each fund. All trustees with the exception of Messrs. McNabb and Volanakis (both of whom already served as directors of The Vanguard Group, Inc.) served as trustees to the funds prior to the shareholder meeting.

			Percentage
Trustee	For	Withheld	For
John J. Brennan	308,180,660	5,027,321	98.4%
Charles D. Ellis	306,195,307	7,012,674	97.8%
Emerson U. Fullwood	307,392,203	5,815,778	98.1%
Rajiv L. Gupta	307,581,442	5,626,538	98.2%
Amy Gutmann	307,914,109	5,293,871	98.3%
JoAnn Heffernan Heisen	307,790,662	5,417,318	98.3%
F. William McNabb III	307,810,950	5,397,030	98.3%
André F. Perold	307,354,765	5,853,216	98.1%
Alfred M. Rankin, Jr.	307,882,509	5,325,471	98.3%
Peter F. Volanakis	307,713,861	5,494,119	98.2%
* Results are for all funds within the same trust.

Proposal 2—Update and standardize the funds’ fundamental policies regarding:
(a) Purchasing and selling real estate.
(b) Issuing senior securities.
(c) Borrowing money.
(d) Making loans.
(e) Purchasing and selling commodities.
(f) Concentrating investments in a particular industry or group of industries.
(g) Eliminating outdated fundamental investment policies not required by law.

The revised fundamental policies are clearly stated and simple, yet comprehensive, making oversight and compliance more efficient than under the former policies. The revised fundamental policies will allow the funds to respond more quickly to regulatory and market changes, while avoiding the costs and delays associated with successive shareholder meetings.

				Broker	Percentage
Vanguard Fund	For	Abstain	Against	Non-Votes	For
Balanced Index Fund
2a	277,144,569	3,625,252	6,601,220	11,113,614	92.9%
2b	276,614,903	4,064,621	6,691,516	11,113,615	92.7%
2c	271,617,800	4,030,282	11,722,960	11,113,614	91.0%
2d	276,051,549	4,009,287	7,310,203	11,113,616	92.5%
2e	274,887,262	3,782,090	8,701,691	11,113,612	92.1%
2f	276,091,835	3,757,119	7,522,085	11,113,616	92.5%
2g	278,453,438	3,716,915	5,200,685	11,113,617	93.3%

8

Balanced Index Fund

Fund Profile
As of December 31, 2009

Share-Class Characteristics
	Investor	Admiral	Signal	Institutional
	Shares	Shares	Shares	Shares
Ticker Symbol	VBINX	VBIAX	VBASX	VBAIX
Expense Ratio1	0.25%	0.15%	0.15%	0.09%
30-Day SEC Yield	2.20%	2.34%	2.34%	2.38%

Equity Characteristics
		MSCI US
		Broad Market
	Fund	Index
Number of Stocks	3,265	3,560
Median Market Cap	$30.0B	$30.0B
Price/Earnings Ratio	35.4x	35.4x
Price/Book Ratio	2.1x	2.1x
Return on Equity	19.4%	19.3%
Earnings Growth Rate	8.4%	8.4%
Dividend Yield	1.8%	1.8%
Foreign Holdings	0.0%	0.0%
Turnover Rate	55%	—
Short-Term Reserves	1.6%	—

Fixed Income Characteristics
		Barclays
		U.S.
		Aggregate
	Fund	Bond Index
Number of Bonds	2,310	8,413
Average Quality	Aa1/Aa2	Aa1/Aa2
Yield to Maturity
(before expenses)	3.6%	3.7%
Average Coupon	4.9%	4.7%
Average Duration	4.5 years	4.6 years
Average Effective
Maturity	6.7 years	6.8 years
Average quality: Moody’s Investors Service.

Total Fund Volatility Measures
	Balanced	MSCI US Broad
	Comp Index	Market Index
R-Squared	1.00	0.98
Beta	1.00	0.62

These measures show the degree and timing of the fund’s fluctuations compared with the indexes over 36 months.

Ten Largest Stocks (% of equity portfolio)
Exxon Mobil Corp.	Integrated Oil &
	Gas	2.7%
Microsoft Corp.	Systems Software	2.0
Apple Inc.	Computer
	Hardware	1.5
Johnson & Johnson	Pharmaceuticals	1.5
Procter & Gamble Co.	Household
	Products	1.4
International Business	Computer
Machines Corp.	Hardware	1.4
AT&T Inc.	Integrated
	Telecommunication
	Services	1.4
JPMorgan Chase & Co.	Diversified Financial
	Services	1.3
General Electric Co.	Industrial
	Conglomerates	1.3
Chevron Corp.	Integrated Oil &
	Gas	1.3
Top Ten		15.8%
Top Ten as % of Total Net Assets		9.6%

The holdings listed exclude any temporary cash investments and equity index products.

1 The expense ratios shown are from the prospectuses dated April 29, 2009, and represent estimated costs for the current fiscal year based on the fund’s net assets as of the prospectus date. For the fiscal year ended December 31, 2009, the expense ratios were 0.25% for Investor
Shares, 0.14% for Admiral Shares, 0.14% for Signal Shares, and 0.08% for Institutional Shares.

9

Balanced Index Fund

Fund Asset Allocation

Sector Diversification (% of equity exposure)

		MSCI US
		Broad Market
	Fund	Index
Consumer
Discretionary	10.3%	10.2%
Consumer Staples	9.8	9.8
Energy	11.0	11.0
Financials	15.2	15.3
Health Care	12.6	12.6
Industrials	11.0	10.9
Information
Technology	19.5	19.6
Materials	3.9	3.9
Telecommunication
Services	2.9	2.9
Utilities	3.8	3.8

Sector Diversification (% of fixed income
portfolio)
Asset-Backed	3.9%
Commercial Mortgage-Backed	1.7
Finance	7.4
Foreign	4.0
Government Mortgage-Backed	38.3
Industrial	10.5
Treasury/Agency	31.5
Utilities	2.2
Other	0.5

The agency and mortgage-backed securities sectors may include issues from government-sponsored enterprises; such issues are not backed by the full faith and credit of the U.S. government.

Distribution by Credit Quality (% of fixed
income portfolio)
Aaa	76.6%
Aa	4.2
A	10.4
Baa	8.8
Ratings: Moody’s Investors Service.

Equity Investment Focus

Fixed Income Investment Focus

Balanced Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at www.vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: December 31, 1999, Through December 31, 2009
Initial Investment of $10,000

		Average Annual Total Returns
		Periods Ended December 31, 2009
					Final Value
		One	Five	Ten	of a $10,000
		Year	Years	Years	Investment
	Balanced Index Fund Investor Shares	20.05%	2.87%	2.64%	$12,977
••••••••	Spliced Total Stock Market Index	28.76	0.99	-0.22	9,780
- - - - - -	Barclays Capital U.S. Aggregate Bond
	Index	5.93	4.97	6.33	18,475

– – – –	Balanced Composite Index	19.71	2.93	2.73	13,094
	Mixed-Asset Target Allocation Growth Funds Average	24.45	1.66	1.83	11,988

Spliced Total Stock Market Index: Dow Jones Wilshire 5000 Index through April 22, 2005; MSCI US Broad Market Index thereafter.
Balanced Composite Index: Made up of two unmanaged benchmarks, weighted 60% Dow Jones Wilshire 5000 Index and 40% Lehman U.S.
Aggregate Bond Index through May 31, 2005; and 60% MSCI US Broad Market Index and 40% Barclays Capital U.S. Aggregate Bond Index
through December 31, 2009, after which the Barclays index was replaced by the Barclays Capital U.S. Aggregate Float Adjusted Index.
Mixed-Asset Target Allocation Growth Funds Average: Derived from data provided by Lipper Inc.

Vanguard fund total returns do not include any transaction or account fees that applied in the periods shown. Fund prospectuses provide information about current fees.
See Financial Highlights for dividend and capital gains information.

11

Balanced Index Fund

			Since	Final Value
	One	Five	Inception	of a $100,000
	Year	Years	(11/13/2000)	Investment
Balanced Index Fund Admiral
Shares	20.11%	2.96%	3.19%	$133,225
Spliced Total Stock Market Index	28.76	0.99	0.73	106,913
Barclays Capital U.S. Aggregate
Bond Index	5.93	4.97	6.04	170,801
Balanced Composite Index	19.71	2.93	3.21	133,457

Performance for the fund’s Admiral Shares and comparative standards is calculated since the Admiral Shares’ inception.

		Since	Final Value
	One	Inception	of a $1,000,000
	Year	(9/1/2006)	Investment
Balanced Index Fund Signal Shares	20.17%	1.65%	$1,056,127
Spliced Total Stock Market Index	28.76	-2.06	932,900
Barclays Capital U.S. Aggregate
Bond Index	5.93	6.07	1,217,018
Balanced Composite Index	19.71	1.56	1,052,803

Performance for the fund’s Signal Shares and comparative standards is calculated since the Signal Shares’ inception.

			Since	Final Value
	One	Five	Inception	of a $5,000,000
	Year	Years	(12/1/2000)	Investment
Balanced Index Fund Institutional
Shares	20.18%	2.99%	3.46%	$6,807,976
Spliced Total Stock Market Index	28.76	0.99	1.17	5,557,279
Barclays Capital U.S. Aggregate
Bond Index	5.93	4.97	5.95	8,448,727
Balanced Composite Index	19.71	2.93	3.44	6,798,323

Performance for the fund’s Institutional Shares and comparative standards is calculated since the Institutional Shares’ inception.

Vanguard fund total returns do not include any transaction or account fees that applied in the periods shown. Fund prospectuses provide information about current fees.

12

Balanced Index Fund

Fiscal-Year Total Returns (%): December 31, 1999, Through December 31, 2009

Vanguard fund total returns do not include any transaction or account fees that applied in the periods shown. Fund prospectuses provide information about current fees.

13

Balanced Index Fund

Financial Statements

Statement of Net Assets—Investments Summary
As of December 31, 2009

This Statement summarizes the fund’s holdings by asset type. Details are reported for each of the fund’s 50 largest individual holdings and for investments that, in total for any issuer, represent more than 1% of the fund’s net assets. The total value of smaller holdings is reported as a single amount within each category.

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the complete listing of the fund’s holdings is available electronically on Vanguard.com and on the Securities and Exchange Commission’s website (www.sec.gov), or you can have it mailed to you without charge by calling 800-662-7447. For the first and third fiscal quarters, the fund files the lists with the SEC on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

		Market	Percentage
		Value•	of Net
	Shares	($000)	Assets
Common Stocks
Consumer Discretionary
McDonald’s Corp.	488,326	30,491	0.3%
Walt Disney Co.	799,949	25,798	0.3%
Consumer Discretionary—Other †		504,975	5.6%
		561,264	6.2%
Consumer Staples
Procter & Gamble Co.	1,306,146	79,192	0.9%
Wal-Mart Stores Inc.	1,046,192	55,919	0.6%
Coca-Cola Co.	933,234	53,194	0.6%
PepsiCo Inc.	697,087	42,383	0.5%
Philip Morris International Inc.	865,640	41,715	0.5%
Consumer Staples—Other †		266,372	2.9%
		538,775	6.0%
Energy
Exxon Mobil Corp.	2,150,473	146,641	1.6%
Chevron Corp.	897,384	69,090	0.8%
Schlumberger Ltd.	536,002	34,888	0.4%
ConocoPhillips	630,330	32,191	0.4%
Occidental Petroleum Corp.	362,805	29,514	0.3%
Energy—Other †		288,901	3.2%
		601,225	6.7%
Financials
JPMorgan Chase & Co.	1,759,757	73,329	0.8%
Wells Fargo & Co.	2,173,451	58,661	0.7%
Bank of America Corp.	3,871,400	58,303	0.6%
Goldman Sachs Group Inc.	217,278	36,685	0.4%
Citigroup Inc.	9,485,707	31,398	0.3%
*,^ Federal National Mortgage Assn.	498,802	589	0.0%
*,^ Federal Home Loan Mortgage Corp.	302,728	445	0.0%
Financials—Other †		575,042	6.4%
		834,452	9.2%

14

Balanced Index Fund

		Market	Percentage
		Value•	of Net
	Shares	($000)	Assets
Health Care
Johnson & Johnson	1,233,145	79,427	0.9%
Pfizer Inc.	3,608,511	65,639	0.7%
Merck & Co. Inc.	1,366,752	49,941	0.6%
Abbott Laboratories	691,679	37,344	0.4%
* Amgen Inc.	454,356	25,703	0.3%
Health Care—Other †		432,478	4.8%
		690,522	7.7%
Industrials
General Electric Co.	4,755,320	71,948	0.8%
United Technologies Corp.	400,055	27,768	0.3%
3M Co.	296,769	24,534	0.3%
Industrials—Other †		475,859	5.2%
		600,109	6.6%
Information Technology
Microsoft Corp.	3,588,596	109,416	1.2%
* Apple Inc.	400,859	84,525	0.9%
International Business Machines Corp.	586,555	76,780	0.8%
* Google Inc. Class A	108,274	67,128	0.7%
* Cisco Systems Inc.	2,581,023	61,790	0.7%
Hewlett-Packard Co.	1,067,799	55,002	0.6%
Intel Corp.	2,505,018	51,102	0.6%
Oracle Corp.	1,795,306	44,057	0.5%
QUALCOMM Inc.	743,844	34,410	0.4%
Information Technology—Other †		482,944	5.4%
		1,067,154	11.8%

Materials †		215,491	2.4%

Telecommunication Services
AT&T Inc.	2,640,136	74,003	0.8%
Verizon Communications Inc.	1,271,041	42,110	0.5%
Telecommunication Services—Other †		42,498	0.5%
		158,611	1.8%

Utilities †		209,107	2.3%
Total Common Stocks (Cost $4,209,391)		5,476,710	60.7%[1]
Convertible Preferred Stock (Cost $34) †		24	0.0%

15

Balanced Index Fund

				Face	Market	Percentage
			Maturity	Amount	Value•	of Net
		Coupon	Date	($000)	($000)	Assets
U.S. Government and Agency Obligations
U.S. Government Securities
	United States Treasury
	Inflation-Indexed Bonds	3.500%	1/15/11	2,950	3,800	0.1%
	United States Treasury Note/Bond	5.125%	6/30/11	42,700	45,369	0.5%
	United States Treasury Note/Bond	3.375%	11/15/19	39,997	38,491	0.4%
	United States Treasury Note/Bond	3.875%	2/15/13	34,100	36,327	0.4%
	United States Treasury Note/Bond	2.625%	2/29/16	35,300	34,351	0.4%
	United States Treasury Note/Bond	4.375%	12/15/10	29,475	30,553	0.3%
	United States Treasury Note/Bond	4.500%	4/30/12	27,775	29,780	0.3%
	United States Treasury Note/Bond	8.750%	5/15/17	21,300	28,805	0.3%
	United States Treasury Note/Bond	1.375%	2/15/12	27,750	27,828	0.3%
	United States Treasury Note/Bond	7.875%	2/15/21	19,400	26,087	0.3%
	United States Treasury Note/Bond	3.625%	5/15/13	23,950	25,364	0.3%
	United States Treasury Note/Bond	3.875%	5/15/18	24,875	25,268	0.3%
	United States Treasury Note/Bond	1.375%	4/15/12	24,325	24,352	0.3%
	United States Treasury Note/Bond	4.250%	8/15/13	21,625	23,342	0.3%
	United States Treasury Note/Bond	0.875%–
		11.250%	2/15/10–8/15/39	602,3949	635,916	7.0%
					1,035,633	11.5%
Agency Bonds and Notes
2	Federal Home Loan
	Mortgage Corp.	1.625%–6.750%	1/18/11–9/15/29	67,785	71,672	0.8%
2	Federal National
	Mortgage Assn.	0.875%–7.250%	2/1/11–7/15/37	75,525	79,861	0.8%
3	General Electric
	Capital Corp.	1.625%–3.000%	1/7/11–12/28/12	9,000	9,162	0.1%
3	JPMorgan Chase & Co.	1.650%–3.125%	2/23/11–12/26/12	5,025	5,102	0.1%
	Agency Bonds
	and Notes—Other †				108,232	1.2%
					274,029	3.0%
Conventional Mortgage-Backed Securities
2,4	Fannie Mae Pool	4.000%–10.500%	4/1/10–1/1/40	547,453	572,634	6.3%
2,4	Freddie Mac Gold Pool	4.000%–10.000%	1/1/10–1/1/40	372,483	389,099	4.3%
2,4	Freddie Mac Non Gold Pool	8.500%–9.500%	12/1/16–9/1/19	2	2	0.0%
4	Ginnie Mae I Pool	5.000%	1/1/40	21,625	23,551	0.3%
4	Ginnie Mae I Pool	4.000%–10.000%	10/15/10–1/1/40	105,277	107,768	1.2%
4	Ginnie Mae II Pool	4.500%–7.000%	3/20/33–1/1/40	43,946	46,057	0.5%
					1,139,111	12.6%
Nonconventional Mortgage-Backed Securities
2,4	Fannie Mae Pool	2.701%–6.499%	12/1/34–9/1/37	32,294	33,741	0.4%
2,4	Freddie Mac Non Gold Pool	2.691%–6.480%	12/1/34–2/1/37	24,872	25,995	0.3%
					59,736	0.7%
Total U.S. Government and Agency Obligations (Cost $2,460,428)					2,508,509	27.8%

16

Balanced Index Fund

			Face	Market	Percentage
		Maturity	Amount	Value•	of Net
	Coupon	Date	($000)	($000)	Assets
[5]Asset-Backed/Commercial Mortgage-Backed Securities (Cost $133,674) †				135,284	1.5%
Corporate Bonds
Finance
Banking
Bank One Corp.	4.900%–5.900%	11/15/11–4/30/15	1,450	1,522	0.0%
Bear Stearns Cos. LLC	5.300%–7.250%	2/1/12–2/1/18	6,235	6,720	0.1%
JP Morgan Chase Capital XV	5.875%	3/15/35	1,400	1,239	0.0%
JP Morgan Chase Capital XX	6.550%	9/29/36	600	555	0.0%
JP Morgan Chase Capital XXII	6.450%	2/2/37	650	597	0.0%
JP Morgan Chase Capital XXV	6.800%	10/1/37	725	717	0.0%
JPMorgan Chase & Co.	4.500%–6.750%	2/1/11–5/15/38	7,525	8,059	0.1%
JPMorgan Chase Bank NA	5.875%	6/13/16	725	760	0.0%
5 Banking—Other †				154,000	1.7%
Brokerage †				3,701	0.0%
Finance Companies
4 General Electric Capital Corp.	3.500%–6.875%	2/1/11–11/15/67	21,410	22,057	0.3%
Finance Companies—Other †				9,706	0.1%
5 Insurance †				35,502	0.4%
Other Finance †				1,743	0.0%
Real Estate Investment Trusts †				11,019	0.1%
				257,897	2.8%
Industrial
Basic Industry †				33,337	0.4%
Capital Goods
General Electric Co.	5.000%–5.250%	2/1/13–12/6/17	3,850	4,006	0.0%
5 Capital Goods—Other †				31,313	0.4%
Communication
AT&T Corp.	7.300%–8.000%	11/15/11–11/15/31	1,620	1,870	0.0%
AT&T Inc.	4.850%–6.550%	3/15/11–2/15/39	7,700	8,147	0.1%
AT&T Mobility LLC	6.500%–7.125%	12/15/11–12/15/31	1,350	1,506	0.0%
Bellsouth Capital
Funding Corp.	7.875%	2/15/30	150	170	0.0%
BellSouth Corp.	5.200%–6.875%	12/15/16–11/15/34	1,565	1,576	0.0%
BellSouth
Telecommunications Inc.	6.375%	6/1/28	1,565	1,555	0.0%
New Cingular Wireless
Services Inc.	7.875%–8.125%	3/1/11–5/1/12	1,250	1,377	0.0%
Pacific Bell Telephone Co.	7.125%	3/15/26	200	220	0.0%
5 Communication—Other †				67,635	0.8%
Consumer Cyclical †				38,292	0.4%
5 Consumer Noncyclical †				87,813	1.0%
5 Energy †				48,901	0.5%
Other Industrial †				240	0.0%
Technology
Microsoft Corp.	2.950%–5.200%	6/1/14–6/1/39	1,075	1,077	0.0%
Technology—Other †				25,950	0.3%
Transportation †				14,715	0.2%
				369,700	4.1%
Utilities
5 Electric †				58,108	0.7%
5 Natural Gas †				20,175	0.2%
				78,283	0.9%
Total Corporate Bonds (Cost $679,261)				705,880	7.8%

17

Balanced Index Fund

			Face	Market	Percentage
		Maturity	Amount	Value•	of Net
	Coupon	Date	($000)	($000)	Assets
[5]Sovereign Bonds (U.S. Dollar-Denominated)
(Cost $135,135) †				138,740	1.6%
Taxable Municipal Bonds (Cost $17,306) †				16,899	0.2%
Temporary Cash Investments
6U.S. Government and Agency Obligations †				2,999	0.0%
			Shares
Money Market Fund
7,8 Vanguard Market Liquidity Fund	0.187%		175,150,794	175,151	2.0%
Total Temporary Cash Investments (Cost $178,149)				178,150	2.0%[1]
Total Investments (Cost $7,813,378)				9,160,196	101.6%
Other Assets and Liabilities
Other Assets				186,499	2.0%
Liabilities[8]				(327,864)	(3.6%)
				(141,365)	(1.6%)
Net Assets				9,018,831	100.0%

18

Balanced Index Fund

At December 31, 2009, net assets consisted of:
Amount
($000)
Paid-in Capital	8,209,290
Overdistributed Net Investment Income	(16,343)
Accumulated Net Realized Losses	(521,086)
Unrealized Appreciation (Depreciation)
Investment Securities	1,346,818
Futures Contracts	152
Net Assets	9,018,831

Investor Shares—Net Assets
Applicable to 177,290,766 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	3,430,826
Net Asset Value Per Share—Investor Shares	$19.35

Admiral Shares—Net Assets
Applicable to 95,595,643 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	1,850,034
Net Asset Value Per Share—Admiral Shares	$19.35

Signal Shares—Net Assets
Applicable to 45,380,440 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	868,846
Net Asset Value Per Share—Signal Shares	$19.15

Institutional Shares—Net Assets
Applicable to 148,245,728 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	2,869,125
Net Asset Value Per Share—Institutional Shares	$19.35

  See Note A in Notes to Financial Statements.
  Non-income-producing security.
  Part of security position is on loan to broker-dealers. The total value of securities on loan is $6,735,000.
  Represents the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.
  The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 61.0% and 1.7%, respectively, of net assets.
  The issuer operates under a congressional charter; its securities are not backed by the full faith and credit of the U.S. government.
  Guaranteed by the Federal Deposit Insurance Corporation (FDIC) as part of the Temporary Liquidity Guarantee Program.
  The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
  Certain of the fund’s securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2009, the aggregate value of these securities was $19,704,000, representing 0.2% of net assets.
  Securities with a value of $2,999,000 have been segregated as initial margin for open futures contracts.
  Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
  Includes $7,721,000 of collateral received for securities on loan.
  See accompanying Notes, which are an integral part of the Financial Statements.

19

Balanced Index Fund

Statement of Operations

Year Ended
December 31, 2009
($000)
Investment Income
Income
Dividends	112,371
Interest[1]	136,319
Security Lending	2,829
Total Income	251,519
Expenses
The Vanguard Group—Note B
Investment Advisory Services	352
Management and Administrative—Investor Shares	6,206
Management and Administrative—Admiral Shares	1,741
Management and Administrative—Signal Shares	891
Management and Administrative—Institutional Shares	1,095
Marketing and Distribution—Investor Shares	717
Marketing and Distribution—Admiral Shares	332
Marketing and Distribution—Signal Shares	222
Marketing and Distribution—Institutional Shares	641
Custodian Fees	163
Auditing Fees	34
Shareholders’ Reports and Proxies—Investor Shares	272
Shareholders’ Reports and Proxies—Admiral Shares	18
Shareholders’ Reports and Proxies—Signal Shares	14
Shareholders’ Reports and Proxies—Institutional Shares	51
Trustees’ Fees and Expenses	15
Total Expenses	12,764
Net Investment Income	238,755
Realized Net Gain (Loss)
Investment Securities Sold	(305,207)
Futures Contracts	3,737
Swap Contracts	292
Realized Net Gain (Loss)	(301,178)
Change in Unrealized Appreciation (Depreciation)
Investment Securities	1,573,188
Futures Contracts	(733)
Change in Unrealized Appreciation (Depreciation)	1,572,455
Net Increase (Decrease) in Net Assets Resulting from Operations	1,510,032
1 Interest income from an affiliated company of the fund was $475,000.

See accompanying Notes, which are an integral part of the Financial Statements.

20

Balanced Index Fund

Statement of Changes in Net Assets

	Year Ended December 31,
	2009	2008
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	238,755	278,640
Realized Net Gain (Loss)	(301,178)	(94,489)
Change in Unrealized Appreciation (Depreciation)	1,572,455	(2,318,617)
Net Increase (Decrease) in Net Assets Resulting from Operations	1,510,032	(2,134,466)
Distributions
Net Investment Income
Investor Shares	(87,791)	(99,816)
Admiral Shares	(49,697)	(57,727)
Signal Shares	(26,464)	(32,581)
Institutional Shares	(78,708)	(83,067)
Realized Capital Gain
Investor Shares	—	—
Admiral Shares	—	—
Signal Shares	—	—
Institutional Shares	—	—
Total Distributions	(242,660)	(273,191)
Capital Share Transactions
Investor Shares	227,289	(89,669)
Admiral Shares	60,549	6,823
Signal Shares	(130,288)	(27,867)
Institutional Shares	166,961	111,796
Net Increase (Decrease) from Capital Share Transactions	324,511	1,083
Total Increase (Decrease)	1,591,883	(2,406,574)
Net Assets
Beginning of Period	7,426,948	9,833,522
End of Period[1]	9,018,831	7,426,948

1 Net Assets—End of Period includes undistributed (overdistributed) net investment income of ($16,343,000) and ($12,847,000).

See accompanying Notes, which are an integral part of the Financial Statements.

21

Balanced Index Fund

Financial Highlights

Investor Shares

For a Share Outstanding			Year Ended December 31,
Throughout Each Period	2009	2008	2007	2006	2005
Net Asset Value, Beginning of Period	$16.59	$22.01	$21.36	$19.81	$19.45
Investment Operations
Net Investment Income	.507	.615	.660	.600	.520
Net Realized and Unrealized Gain (Loss)
on Investments	2.767	(5.432)	.650	1.550	.370
Total from Investment Operations	3.274	(4.817)	1.310	2.150	.890
Distributions
Dividends from Net Investment Income	(.514)	(.603)	(.660)	(.600)	(.530)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.514)	(.603)	(.660)	(.600)	(.530)
Net Asset Value, End of Period	$19.35	$16.59	$22.01	$21.36	$19.81

Total Return[1]	20.05%	-22.21%	6.16%	11.02%	4.65%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$3,431	$2,731	$3,717	$3,926	$4,098
Ratio of Total Expenses to
Average Net Assets	0.25%	0.20%	0.19%	0.20%	0.20%
Ratio of Net Investment Income to
Average Net Assets	2.91%	3.11%	2.99%	2.93%	2.69%
Portfolio Turnover Rate	55%	50%	26%	33%	31%
1 Total returns do not include the account service fee that may be applicable to certain accounts with balances below $10,000.

See accompanying Notes, which are an integral part of the Financial Statements.

22

Balanced Index Fund

Financial Highlights

Admiral Shares

For a Share Outstanding			Year Ended December 31,
Throughout Each Period	2009	2008	2007	2006	2005
Net Asset Value, Beginning of Period	$16.60	$22.02	$21.36	$19.82	$19.45
Investment Operations
Net Investment Income	.527	.633	.690	.608	.547
Net Realized and Unrealized Gain (Loss)
on Investments	2.757	(5.432)	.650	1.550	.370
Total from Investment Operations	3.284	(4.799)	1.340	2.158	.917
Distributions
Dividends from Net Investment Income	(.534)	(.621)	(.680)	(.618)	(.547)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.534)	(.621)	(.680)	(.618)	(.547)
Net Asset Value, End of Period	$19.35	$16.60	$22.02	$21.36	$19.82

Total Return	20.11%	-22.12%	6.31%	11.06%	4.79%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,850	$1,536	$2,040	$2,263	$1,860
Ratio of Total Expenses to Average Net Assets	0.14%	0.11%	0.10%	0.11%	0.11%
Ratio of Net Investment Income to
Average Net Assets	3.02%	3.20%	3.08%	3.02%	2.78%
Portfolio Turnover Rate	55%	50%	26%	33%	31%

See accompanying Notes, which are an integral part of the Financial Statements.

23

Balanced Index Fund

Financial Highlights

Signal Shares
				Sept. 1,
				2006[1], to
	Year Ended December 31,			Dec. 31,
For a Share Outstanding Throughout Each Period	2009	2008	2007	2006
Net Asset Value, Beginning of Period	$16.42	$21.78	$21.13	$20.22
Investment Operations
Net Investment Income	.521	.626	.671	.209
Net Realized and Unrealized Gain (Loss) on Investments	2.737	(5.371)	.651	1.030
Total from Investment Operations	3.258	(4.745)	1.322	1.239
Distributions
Dividends from Net Investment Income	(.528)	(.615)	(.672)	(.329)
Distributions from Realized Capital Gains	—	—	—	—
Total Distributions	(.528)	(.615)	(.672)	(.329)
Net Asset Value, End of Period	$19.15	$16.42	$21.78	$21.13

Total Return	20.17%	-22.12%	6.29%	6.17%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$869	$860	$1,175	$429
Ratio of Total Expenses to Average Net Assets	0.14%	0.11%	0.10%	0.11%[2]
Ratio of Net Investment Income to Average Net Assets	3.02%	3.20%	3.08%	3.02%[2]
Portfolio Turnover Rate	55%	50%	26%	33%
1 Inception.
2 Annualized.

See accompanying Notes, which are an integral part of the Financial Statements.

24

Balanced Index Fund

Financial Highlights

Institutional Shares

For a Share Outstanding			Year Ended December 31,
Throughout Each Period	2009	2008	2007	2006	2005
Net Asset Value, Beginning of Period	$16.60	$22.02	$21.36	$19.82	$19.46
Investment Operations
Net Investment Income	.536	.640	.697	.614	.543
Net Realized and Unrealized Gain (Loss)
on Investments	2.758	(5.432)	.650	1.550	.370
Total from Investment Operations	3.294	(4.792)	1.347	2.164	.913
Distributions
Dividends from Net Investment Income	(.544)	(.628)	(.687)	(.624)	(.553)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.544)	(.628)	(.687)	(.624)	(.553)
Net Asset Value, End of Period	$19.35	$16.60	$22.02	$21.36	$19.82

Total Return	20.18%	-22.10%	6.34%	11.10%	4.77%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$2,869	$2,299	$2,901	$2,666	$2,014
Ratio of Total Expenses to
Average Net Assets	0.08%	0.07%	0.07%	0.08%	0.08%
Ratio of Net Investment Income to
Average Net Assets	3.08%	3.24%	3.11%	3.05%	2.81%
Portfolio Turnover Rate	55%	50%	26%	33%	31%

See accompanying Notes, which are an integral part of the Financial Statements.

25

Balanced Index Fund

Notes to Financial Statements

Vanguard Balanced Index Fund is registered under the Investment Company Act of 1940 as an openend investment company, or mutual fund. Certain of the fund’s investments are in corporate debt instruments; the issuers’ abilities to meet their obligations may be affected by economic developments in their respective industries. The fund offers four classes of shares: Investor Shares, Admiral Shares, Signal Shares, and Institutional Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. Admiral Shares are designed for investors who meet certain administrative, service, tenure, and account-size criteria. Signal Shares are designed for institutional investors who meet certain administrative, service, and account-size criteria. Institutional Shares are designed for investors who meet certain administrative and service criteria and invest a minimum of $5 million.

A.	The following significant accounting policies conform to generally accepted accounting principles for
U.	S. mutual funds. The fund consistently follows such policies in preparing its financial statements.
1.	Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange

(generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

3. Swap Contracts: The fund is subject to credit risk through its investment in swap transactions to earn the total return on the Commercial Mortgage-Backed Securities (CMBS) Index. Under the terms of the swaps, the fund receives the total return (either receiving the increase or paying the decrease) on the CMBS Index, applied to a notional principal amount. In return, the fund agrees to pay the counterparty a floating rate, which is reset periodically based on short-term interest rates, applied to the same notional amount. At the same time, the fund invests an amount equal to the notional amount of the swaps in high-quality floating-rate securities.

26

Balanced Index Fund

The notional amounts of swap contracts are not recorded in the Statement of Net Assets. Swaps are valued daily and the change in value is recorded as unrealized appreciation (depreciation) until periodic payments are made, or the swap terminates, at which time realized gain (loss) is recorded. A primary risk for all types of swaps is that a counterparty will default on its obligation to pay net amounts due to the fund. The fund’s maximum risk of loss from counterparty credit risk is the amount of unrealized appreciation on the swap contract. This risk is mitigated by entering into swaps only with highly rated counterparties, by a master netting arrangement between the fund and the counterparty and by the posting of collateral by the counterparty. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has posted. Any securities posted as collateral for open contracts are noted in the Statement of Net Assets.

4. Mortgage Dollar Rolls: The fund has entered into mortgage-dollar-roll transactions, in which the fund sells mortgage-backed securities to a dealer and simultaneously agrees to purchase similar securities in the future at a predetermined price. The proceeds of the securities sold in mortgage-dollar-roll transactions are invested in high-quality short-term fixed income securities. The fund forgoes principal and interest paid on the securities, and is compensated by interest earned on the proceeds of the initial sale and by a lower price on the securities to be repurchased. The fund accounts for mortgagedollar-roll transactions as purchases and sales; as such, these transactions may increase the fund’s portfolio turnover rate. Amounts to be received or paid in connection with open mortgage dollar rolls are included in Receivables for Investment Securities Sold (Other Assets) or Payables for Investment Securities Purchased (Liabilities) in the Statement of Net Assets. The primary risk associated with mortgage dollar rolls is that a counterparty will default on its obligations to deliver purchased securities.

5. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (December 31, 2006–2009), and has concluded that no provision for federal income tax is required in the fund’s financial statements.
6. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

7. Security Lending: The fund may lend its securities to qualified institutional borrowers to earn additional income. Security loans are required to be secured at all times by collateral at least equal to the market value of securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability for the return of the collateral, during the period the securities are on loan. Security lending income represents the income earned on investing cash collateral, less expenses associated with the loan.

8. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses), shareholder reporting, and proxies. Marketing and

27

Balanced Index Fund

distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to the fund under methods approved by the board of trustees. The fund has committed to provide up to 0.40% of its net assets in capital contributions to Vanguard. At December 31, 2009, the fund had contributed capital of $1,804,000 to Vanguard (included in Other Assets), representing 0.02% of the fund’s net assets and 0.72% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and officers of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The following table summarizes the fund’s investments as of December 31, 2009, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	5,476,683	10	17
Convertible Preferred Stocks	24	—	—
U.S. Government and Agency Obligations	—	2,508,509	—
Asset-Backed/Commercial Mortgage-Backed Securities	—	135,284	—
Corporate Bonds	—	705,875	5
Sovereign Bonds	—	138,740	—
Taxable Municipal Bonds	—	16,899	—
Temporary Cash Investments	175,151	2,999	—
Futures Contracts—Liabilities[1]	(267)	—	—
Total	5,651,591	3,508,316	22
1 Represents variation margin on the last day of the reporting period.

28

Balanced Index Fund

The following table summarizes changes in investments valued based on Level 3 inputs during the year ended December 31, 2009:

	Investments in	Investments in
	Common Stocks	Cororate Bonds
Amount Valued Based on Level 3 Inputs	($000)	($000)
Balance as of December 31, 2008	—	—
Transfers into Level 3	17	7
Change in Unrealized Appreciation (Depreciation)	—	(2)
Balance as of December 31, 2009	17	5

D. Realized net gain (loss) and the change in unrealized appreciation (depreciation) on derivatives for the year ended December 31, 2009, were:

	Equity	Credit
	Contracts	Contracts	Total
Realized Net Gain (Loss) on Derivatives	($000)	($000)	($000)
Futures Contracts	3,737	—	3,737
Swap Contracts	—	292	292
Realized Net Gain (Loss) on Derivatives	3,737	292	4,029

Change in Unrealized Appreciation (Depreciation) on Derivatives
Futures Contracts	(733)	—	(733)
Swap Contracts	—	—	—
Change in Unrealized Appreciation (Depreciation) on Derivatives	(733)	—	(733)

At December 31, 2009, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

			($000)
		Number of	Aggregate	Unrealized
		Long (Short)	Settlement	Appreciation
Futures Contracts	Expiration	Contracts	Value	(Depreciation)
S&P 500 Index	March 2010	70	19,437	125
E-mini S&P 500 Index	March 2010	60	3,332	(33)
S&P MidCap 400 Index	March 2010	5	1,812	34
E-mini Russell 2000 Index	March 2010	15	936	26

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

29

Balanced Index Fund

E. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

Realized and unrealized gains (losses) on certain of the fund’s swap contracts are treated as ordinary income (loss) for tax purposes; the effect on the fund’s income dividends to shareholders is offset by a change in principal return. Realized gains of $292,000 on swap contracts have been reclassified from accumulated net realized losses to overdistributed net investment income.

Certain of the fund’s U.S. Treasury Inflation-Indexed securities experienced deflation adjustments that reduced interest income and the cost of investments for financial statement purposes by an amount greater than the reduction of taxable income; the additional income reduction will be deferred for tax purposes until it is used to offset future inflation adjustments that increase taxable income. The difference becomes permanent if the securities are sold. During the year ended December 31, 2009, the fund realized gains of $117,000 that were included in ordinary income for tax purposes as a result of deferred deflation adjustments; accordingly such gains have been reclassified from accumulated net realized losses to overdistributed net investment income.

For tax purposes, at December 31, 2009, the fund had $1,263,000 of ordinary income available for distribution. The fund had available realized losses of $511,069,000 to offset future net capital gains of $25,260,000 through December 31, 2011, $61,005,000 through December 31, 2013, $46,470,000 through December 31, 2014, $38,903,000 through December 31, 2016, and $339,431,000 through

December 31, 2017. In addition, the fund realized losses of $403,000 during the period from

November 1, 2009, through December 31, 2009, which are deferred and will be treated as realized for tax purposes in fiscal 2010.

At December 31, 2009, the cost of investment securities for tax purposes was $7,822,840,000. Net unrealized appreciation of investment securities for tax purposes was $1,337,356,000, consisting of unrealized gains of $1,844,803,000 on securities that had risen in value since their purchase and $507,447,000 in unrealized losses on securities that had fallen in value since their purchase.

F. During the year ended December 31, 2009, the fund purchased $1,016,923,000 of investment securities and sold $1,074,510,000 of investment securities, other than U.S. government securities and temporary cash investments. Purchases and sales of U.S. government securities were $3,698,354,000 and $3,258,171,000, respectively.

30

Balanced Index Fund

G. Capital share transactions for each class of shares were:

	Year Ended December 31,
	2009		2008
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	674,357	38,857	608,630	31,189
Issued in Lieu of Cash Distributions	85,149	4,785	96,622	5,070
Redeemed	(532,217)	(30,904)	(794,921)	(40,569)
Net Increase (Decrease)—Investor Shares	227,289	12,738	(89,669)	(4,310)
Admiral Shares
Issued	262,114	14,970	267,859	13,722
Issued in Lieu of Cash Distributions	44,222	2,485	51,029	2,679
Redeemed	(245,787)	(14,443)	(312,065)	(16,483)
Net Increase (Decrease)—Admiral Shares	60,549	3,012	6,823	(82)
Signal Shares
Issued	224,153	12,792	182,956	9,331
Issued in Lieu of Cash Distributions	25,770	1,471	31,816	1,687
Redeemed	(380,211)	(21,285)	(242,639)	(12,557)
Net Increase (Decrease)—Signal Shares	(130,288)	(7,022)	(27,867)	(1,539)
Institutional Shares
Issued	617,456	35,651	613,185	32,315
Issued in Lieu of Cash Distributions	78,250	4,395	82,724	4,358
Redeemed	(528,745)	(30,352)	(584,113)	(29,900)
Net Increase (Decrease)—Institutional Shares	166,961	9,694	111,796	6,773

H. In preparing the financial statements as of December 31, 2009, management considered the impact of subsequent events occurring through February 16, 2010, for potential recognition or disclosure in these financial statements.

31

Report of Independent Registered
Public Accounting Firm

To the Trustees of Vanguard Valley Forge Funds and the Shareholders of Vanguard Balanced Index Fund:

In our opinion, the accompanying statement of net assets—investments summary and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Vanguard Balanced Index Fund (constituting a separate portfolio of Vanguard Valley Forge Funds, hereafter referred to as the “Fund”) at December 31, 2009, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2009 by correspondence with the custodian and brokers and by agreement to the underlying ownership records of Vanguard Market Liquidity Fund, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania

February 16, 2010

Special 2009 tax information (unaudited) for Vanguard Balanced Index Fund

This information for the fiscal year ended December 31, 2009, is included pursuant to provisions of the Internal Revenue Code.

The fund distributed $108,906,072 of qualified dividend income to shareholders during the fiscal year.

For corporate shareholders, 44.0% of investment income (dividend income plus short-term gains, if any) qualifies for the dividends-received deduction.

32

Your Fund’s After-Tax Returns

This table presents returns for your fund both before and after taxes. The after-tax returns are shown in two ways: (1) assuming that an investor owned the fund during the entire period and paid taxes on the fund’s distributions, and (2) assuming that an investor paid taxes on the fund’s distributions and sold all shares at the end of each period.

Calculations are based on the highest individual federal income tax and capital gains tax rates in effect at the times of the distributions and the hypothetical sales. State and local taxes were not considered. After-tax returns reflect any qualified dividend income . (In the example, returns after the sale of fund shares may be higher than those assuming no sale. This occurs when the sale would have produced a capital loss. The calculation assumes that the investor received a tax deduction for the loss.) The table shows returns for Investor Shares only; returns for other share classes will differ. Please note that your actual after-tax returns will depend on your tax situation and may differ from those shown. Also note that if you own the fund in a tax-deferred account, such as an individual retirement account or a 401(k) plan, this information does not apply to you. Such accounts are not subject to current taxes.

Finally, keep in mind that a fund’s performance—whether before or after taxes—does not guarantee future results.

Average Annual Total Returns: Balanced Index Fund Investor Shares

Periods Ended December 31, 2009

	One	Five	Ten
	Year	Years	Years
Returns Before Taxes	20.05%	2.87%	2.64%
Returns After Taxes on Distributions	19.15	2.04	1.67
Returns After Taxes on Distributions and Sale of Fund Shares	13.26	2.06	1.72

Total returns do not include any transaction or account fees that applied in the periods shown. Fund prospectuses provide information about current fees.

33

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The accompanying table illustrates your fund’s costs in two ways:

• Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“

• Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include the account service fee described in the prospectus. If such a fee were applied to your account, your costs would be higher. Your fund does not charge transaction fees, such as purchase or redemption fees, nor does it carry a “sales load.” The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

34

Six Months Ended December 31, 2009
	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
Balanced Index Fund	6/30/2009	12/31/2009	Period
Based on Actual Fund Return
Investor Shares	$1,000.00	$1,152.13	$1.36
Admiral Shares	1,000.00	1,152.84	0.71
Signal Shares	1,000.00	1,153.81	0.71
Institutional Shares	1,000.00	1,153.14	0.38
Based on Hypothetical 5% Yearly Return
Investor Shares	$1,000.00	$1,023.95	$1.28
Admiral Shares	1,000.00	1,024.55	0.66
Signal Shares	1,000.00	1,024.55	0.66
Institutional Shares	1,000.00	1,024.85	0.36

The calculations are based on expenses incurred in the most recent six-month period. The fund’s annualized six-month expense ratios for that period are 0.25% for Investor Shares, 0.13% for Admiral Shares, 0.13% for Signal Shares, and 0.07% for Institutional Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period.

35

Glossary

30-Day SEC Yield. A fund’s 30-day SEC yield is derived using a formula specified by the U.S. Securities and Exchange Commission. Under the formula, data related to the fund’s security holdings in the previous 30 days are used to calculate the fund’s hypothetical net income for that period, which is then annualized and divided by the fund’s estimated average net assets over the calculation period. For the purposes of this calculation, a security’s income is based on its current market yield to maturity (in the case of bonds) or its projected dividend yield (for stocks). Because the SEC yield represents hypothetical annualized income, it will differ—at times significantly—from the fund’s actual experience. As a result, the fund’s income distributions may be higher or lower than implied by the SEC yield.

Average Coupon. The average interest rate paid on the fixed income securities held by a fund. It is expressed as a percentage of face value.

Average Duration. An estimate of how much the value of the bonds held by a fund will fluctuate in response to a change in interest rates. To see how the value could change, multiply the average duration by the change in rates. If interest rates rise by 1 percentage point, the value of the bonds in a fund with an average duration of five years would decline by about 5%. If rates decrease by a percentage point, the value would rise by 5%.

Average Effective Maturity. The average length of time until fixed income securities held by a fund reach maturity and are repaid, taking into consideration the possibility that the issuer may call the bond before its maturity date. The figure reflects the proportion of fund assets represented by each security; it also reflects any futures contracts held. In general, the longer the average effective maturity, the more a fund’s share price will fluctuate in response to changes in market interest rates.

Average Quality. An indicator of credit risk, this figure is the average of the ratings assigned to a fund’s fixed income holdings by credit-rating agencies. The agencies make their judgment after appraising an issuer’s ability to meet its obligations. Quality is graded on a scale, with Aaa or AAA indicating the most creditworthy bond issuers. U.S. Treasury securities are considered to have the highest credit quality.

Beta. A measure of the magnitude of a fund’s past share-price fluctuations in relation to the ups and downs of a given market index. The index is assigned a beta of 1.00. Compared with a given index, a fund with a beta of 1.20 typically would have seen its share price rise or fall by 12% when the index rose or fell by 10%. For this report, beta is based on returns over the past 36 months for both the fund and the index. Note that a fund’s beta should be reviewed in conjunction with its R-squared (see definition). The lower the R-squared, the less correlation there is between the fund and the index, and the less reliable beta is as an indicator of volatility.

Dividend Yield. Dividend income earned by stocks, expressed as a percentage of the aggregate market value (or of net asset value, for a fund). The yield is determined by dividing the amount of the annual dividends by the aggregate value (or net asset value) at the end of the period. For a fund, the dividend yield is based solely on stock holdings and does not include any income produced by other investments.

Earnings Growth Rate. The average annual rate of growth in earnings over the past five years for the stocks now in a fund.

36

Equity Exposure. A measure that reflects a fund’s investments in stocks and stock futures. Any holdings in short-term reserves are excluded.

Expense Ratio. The percentage of a fund’s average net assets used to pay its annual administrative and advisory expenses. These expenses directly reduce returns to investors.

Foreign Holdings. The percentage of a fund represented by stocks or depositary receipts of companies based outside the United States.

Inception Date. The date on which the assets of a fund (or one of its share classes) are first invested in accordance with the fund’s investment objective. For funds with a subscription period, the inception date is the day after that period ends. Investment performance is measured from the inception date.

Median Market Cap. An indicator of the size of companies in which a fund invests; the midpoint of market capitalization (market price x shares outstanding) of a fund’s stocks, weighted by the proportion of the fund’s assets invested in each stock. Stocks representing half of the fund’s assets have market capitalizations above the median, and the rest are below it.

Price/Book Ratio. The share price of a stock divided by its net worth, or book value, per share. For a fund, the weighted average price/book ratio of the stocks it holds.

Price/Earnings Ratio. The ratio of a stock’s current price to its per-share earnings over the past year. For a fund, the weighted average P/E of the stocks it holds. P/E is an indicator of market expectations about corporate prospects; the higher the P/E, the greater the expectations for a company’s future growth.

R-Squared. A measure of how much of a fund’s past returns can be explained by the returns from the market in general, as measured by a given index. If a fund’s total returns were precisely synchronized with an index’s returns, its R-squared would be 1.00. If the fund’s returns bore no relationship to the index’s returns, its R-squared would be 0. For this report, R-squared is based on returns over the past 36 months for both the fund and the index.

Return on Equity. The annual average rate of return generated by a company during the past five years for each dollar of shareholder’s equity (net income divided by shareholder’s equity). For a fund, the weighted average return on equity for the companies whose stocks it holds.

Short-Term Reserves. The percentage of a fund invested in highly liquid, short-term securities that can be readily converted to cash.

Turnover Rate. An indication of the fund’s trading activity. Funds with high turnover rates incur higher transaction costs and may be more likely to distribute capital gains (which may be taxable to investors). The turnover rate excludes in-kind transactions, which have minimal impact on costs.

Yield to Maturity. The rate of return an investor would receive if the fixed income securities held by a fund were held to their maturity dates.

37

This page intentionally left blank.

This page intentionally left blank.

The People Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them on an at-cost basis.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 163 Vanguard funds.

The following table provides information for each trustee and executive officer of the fund. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at www.vanguard.com.

Interested Trustee[1]	Rajiv L. Gupta
Born 1945. Trustee Since December 2001.[2] Principal
F. William McNabb III	Occupation(s) During the Past Five Years: Chairman
Born 1957. Trustee Since July 2009. Chairman of the	and Chief Executive Officer (retired 2009) and President
Board. Principal Occupation(s) During the Past Five	(2006–2008) of Rohm and Haas Co. (chemicals); Board
Years: Chairman of the Board of The Vanguard Group,	Member of American Chemistry Council; Director of
Inc., and of each of the investment companies served	Tyco International, Ltd. (diversified manufacturing and
by The Vanguard Group, since January 2010; Director of	services) and Hewlett-Packard Co. (electronic computer
The Vanguard Group since 2008; Chief Executive Officer	manufacturing); Trustee of The Conference Board.
and President of The Vanguard Group and of each of the
investment companies served by The Vanguard Group	Amy Gutmann
since 2008; Director of Vanguard Marketing Corporation;	Born 1949. Trustee Since June 2006. Principal
Managing Director of The Vanguard Group (1995 –2008).	Occupation(s) During the Past Five Years: President of
the University of Pennsylvania; Christopher H. Browne
Distinguished Professor of Political Science in the School
Independent Trustees	of Arts and Sciences with secondary appointments
at the Annenberg School for Communication and the
Emerson U. Fullwood	Graduate School of Education of the University of
Born 1948. Trustee Since January 2008. Principal	Pennsylvania; Director of Carnegie Corporation of
Occupation(s) During the Past Five Years: Executive	New York, Schuylkill River Development Corporation,
Chief Staff and Marketing Officer for North America	and Greater Philadelphia Chamber of Commerce;
and Corporate Vice President (retired 2008) of Xerox	Trustee of the National Constitution Center.
Corporation (photocopiers and printers); Director of
SPX Corporation (multi-industry manufacturing), the
United Way of Rochester, the Boy Scouts of America,
Amerigroup Corporation (direct health and medical
insurance carriers), and Monroe Community College
Foundation.

JoAnn Heffernan Heisen	Executive Officers
Born 1950. Trustee Since July 1998. Principal
Occupation(s) During the Past Five Years: Corporate	Thomas J. Higgins
Vice President and Chief Global Diversity Officer since	Born 1957. Chief Financial Officer Since September
2006 (retired 2008) and Member of the Executive	2008. Principal Occupation(s) During the Past Five
Committee (retired 2008) of Johnson & Johnson	Years: Principal of The Vanguard Group, Inc.; Chief
(pharmaceuticals/consumer products); Vice President	Financial Officer of each of the investment companies
and Chief Information Officer of Johnson & Johnson	served by The Vanguard Group since 2008; Treasurer
(1997–2005); Director of the University Medical Center	of each of the investment companies served by The
at Princeton and Women’s Research and Education	Vanguard Group (1998 –2008).
Institute; Member of the Advisory Board of the Maxwell
School of Citizenship and Public Affairs at Syracuse	Kathryn J. Hyatt
University.	Born 1955. Treasurer Since November 2008. Principal
Occupation(s) During the Past Five Years: Principal of
F. Joseph Loughrey	The Vanguard Group, Inc.; Treasurer of each of the
Born 1949. Trustee Since October 2009. Principal	investment companies served by The Vanguard
Occupation(s) During the Past Five Years: President and	Group since 2008; Assistant Treasurer of each of the
Chief Operating Officer since 2005 (retired 2009) and	investment companies served by The Vanguard Group
Vice Chairman of the Board (2008–2009) of Cummins	(1988–2008).
Inc. (industrial machinery); Director of SKF AB (industrial
machinery), Hillenbrand, Inc. (specialized consumer	Heidi Stam
services), Sauer-Danfoss Inc. (machinery), the Lumina	Born 1956. Secretary Since July 2005. Principal
Foundation for Education, and the Columbus Community	Occupation(s) During the Past Five Years: Managing
Education Coalition; Chairman of the Advisory Council	Director of The Vanguard Group, Inc., since 2006;
for the College of Arts and Letters at the University of	General Counsel of The Vanguard Group since 2005;
Notre Dame.	Secretary of The Vanguard Group and of each of the
investment companies served by The Vanguard Group
André F. Perold	since 2005; Director and Senior Vice President of
Born 1952. Trustee Since December 2004. Principal	Vanguard Marketing Corporation since 2005; Principal
Occupation(s) During the Past Five Years: George Gund	of The Vanguard Group (1997 –2006).
Professor of Finance and Banking, Harvard Business
School; Chair of the Investment Committee of HighVista
Strategies LLC (private investment firm).	Vanguard Senior Management Team

Alfred M. Rankin, Jr.	R. Gregory Barton	Michael S. Miller
Born 1941. Trustee Since January 1993. Principal	Mortimer J. Buckley	James M. Norris
Occupation(s) During the Past Five Years: Chairman,	Kathleen C. Gubanich	Glenn W. Reed
President, and Chief Executive Officer of NACCO	Paul A. Heller	George U. Sauter
Industries, Inc. (forklift trucks/housewares/lignite);
Director of Goodrich Corporation (industrial products/
aircraft systems and services); Deputy Chairman of	Chairman Emeritus and Senior Advisor
the Federal Reserve Bank of Cleveland; Trustee of
University Hospitals of Cleveland, The Cleveland	John J. Brennan
Museum of Art, and Case Western Reserve University.	Chairman, 1996–2009
Chief Executive Officer and President, 1996–2008
Peter F. Volanakis
Born 1955. Trustee Since July 2009. Principal
Occupation(s) During the Past Five Years: President	Founder
since 2007 and Chief Operating Officer since 2005
of Corning Incorporated (communications equipment);	John C. Bogle
President of Corning Technologies (2001–2005); Director	Chairman and Chief Executive Officer, 1974–1996
of Corning Incorporated and Dow Corning; Trustee of
the Corning Incorporated Foundation and the Corning
Museum of Glass; Overseer of the Amos Tuck School
of Business Administration at Dartmouth College.

1 Mr. McNabb is considered an “interested person,” as defined in the Investment Company Act of 1940, because he is an officer of the
Vanguard funds.
2 December 2002 for Vanguard Equity Income Fund, Vanguard Growth Equity Fund, the Vanguard Municipal Bond Funds, and the Vanguard
State Tax-Exempt Funds.

P.O. Box 2600
Valley Forge, PA 19482-2600

Connect with Vanguard® > www.vanguard.com

Fund Information > 800-662-7447	The funds or securities referred to herein are not
Direct Investor Account Services > 800-662-2739	sponsored, endorsed, or promoted by MSCI, and MSCI
bears no liability with respect to any such funds or
Institutional Investor Services > 800-523-1036	securities. For any such funds or securities, the
Text Telephone for People	prospectus or the Statement of Additional Information
With Hearing Impairment > 800-749-7273	contains a more detailed description of the limited
relationship MSCI has with The Vanguard Group and
This material may be used in conjunction	any related funds.
with the offering of shares of any Vanguard
fund only if preceded or accompanied by
the fund’s current prospectus.

All comparative mutual fund data are from Lipper Inc. or
Morningstar, Inc., unless otherwise noted.

You can obtain a free copy of Vanguard’s proxy voting
guidelines by visiting our website, www.vanguard.com,
and searching for “proxy voting guidelines,” or by calling
Vanguard at 800-662-2739. The guidelines are also
available from the SEC’s website, www.sec.gov. In
addition, you may obtain a free report on how your fund
voted the proxies for securities it owned during the 12
months ended June 30. To get the report, visit either
www.vanguard.com or www.sec.gov.

You can review and copy information about your fund at
the SEC’s Public Reference Room in Washington, D.C. To
find out more about this public service, call the SEC at
202-551-8090. Information about your fund is also
available on the SEC’s website, and you can receive
copies of this information, for a fee, by sending a
request in either of two ways: via e-mail addressed to
publicinfo@sec.gov or via regular mail addressed to the
Public Reference Section, Securities and Exchange
Commission, Washington, DC 20549-1520.

© 2010 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

Q020 022010

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2009

			Market
			Value
		Shares	($000)

Common Stocks (60.7%)[1]
Consumer Discretionary (6.2%)
	McDonald's Corp.	488,326	30,491
	Walt Disney Co.	799,949	25,798
	Home Depot Inc.	762,201	22,050
*	Amazon.com Inc.	154,560	20,791
	Comcast Corp. Class A	1,085,700	18,305
	Time Warner Inc.	530,507	15,459
	Target Corp.	319,570	15,458
	Lowe's Cos. Inc.	660,859	15,457
	News Corp. Class A	1,010,395	13,832
*	DIRECTV Class A	406,555	13,559
*	Ford Motor Co.	1,268,772	12,688
	NIKE Inc. Class B	166,005	10,968
	Johnson Controls Inc.	300,545	8,187
	Staples Inc.	323,154	7,946
*	Starbucks Corp.	329,808	7,605
*	Viacom Inc. Class B	245,878	7,310
	Yum! Brands Inc.	208,716	7,299
*	Kohl's Corp.	129,815	7,001
	TJX Cos. Inc.	189,661	6,932
	Time Warner Cable Inc.	157,615	6,524
	Best Buy Co. Inc.	158,290	6,246
*	Carnival Corp.	196,022	6,212
	Omnicom Group Inc.	139,054	5,444
	Coach Inc.	142,269	5,197
	McGraw-Hill Cos. Inc.	140,783	4,718
	Gap Inc.	218,190	4,571
*	Bed Bath & Beyond Inc.	117,184	4,527
*	priceline.com Inc.	17,962	3,925
	CBS Corp. Class B	263,542	3,703
	Marriott International Inc. Class A	135,331	3,688
*	Apollo Group Inc. Class A	58,703	3,556
	H&R Block Inc.	151,002	3,416
	Mattel Inc.	162,415	3,245
	Macy's Inc.	188,151	3,153
	Starwood Hotels & Resorts Worldwide Inc.	83,566	3,056
	VF Corp.	40,085	2,936
	Fortune Brands Inc.	67,141	2,900
	Cablevision Systems Corp. Class A	110,301	2,848
*	Liberty Media Corp. - Interactive	253,529	2,748
	Sherwin-Williams Co.	44,479	2,742
	Nordstrom Inc.	72,558	2,727
	Genuine Parts Co.	71,374	2,709
	Whirlpool Corp.	33,031	2,664
	Harley-Davidson Inc.	104,906	2,644
	JC Penney Co. Inc.	95,687	2,546
	International Game Technology	132,498	2,487
	Ross Stores Inc.	56,615	2,418
*	CarMax Inc.	98,537	2,390
	Tiffany & Co.	55,443	2,384
	Comcast Corp.	148,093	2,371
	Ltd Brands Inc.	122,254	2,352
*	O'Reilly Automotive Inc.	61,655	2,350
*	Expedia Inc.	88,214	2,268
*	AutoZone Inc.	14,335	2,266
*	Las Vegas Sands Corp.	147,700	2,207
	Virgin Media Inc.	125,085	2,105
	Darden Restaurants Inc.	59,325	2,081
*,^	Sears Holdings Corp.	24,826	2,072
	Polo Ralph Lauren Corp. Class A	25,548	2,069
*	Urban Outfitters Inc.	56,400	1,973
	DISH Network Corp. Class A	93,159	1,935

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2009

		Market
		Value
	Shares	($000)
* Dollar Tree Inc.	39,993	1,932
Wynn Resorts Ltd.	33,054	1,925
* Discovery Communications Inc. Class A	61,096	1,874
Newell Rubbermaid Inc.	124,225	1,865
Hasbro Inc.	56,253	1,803
Black & Decker Corp.	26,903	1,744
BorgWarner Inc.	52,132	1,732
Advance Auto Parts Inc.	42,685	1,728
Scripps Networks Interactive Inc. Class A	40,858	1,696
* Discovery Communications Inc.	62,896	1,668
Garmin Ltd.	54,100	1,661
Family Dollar Stores Inc.	59,397	1,653
Autoliv Inc.	38,034	1,649
* ITT Educational Services Inc.	16,923	1,624
DeVry Inc.	28,618	1,623
* Interpublic Group of Cos. Inc.	219,166	1,617
Wyndham Worldwide Corp.	80,186	1,617
* Royal Caribbean Cruises Ltd.	62,559	1,581
Gannett Co. Inc.	106,144	1,576
* GameStop Corp. Class A	71,248	1,563
Pulte Homes Inc.	153,336	1,533
* NVR Inc.	2,108	1,498
PetSmart Inc.	55,903	1,492
* Goodyear Tire & Rubber Co.	103,357	1,457
American Eagle Outfitters Inc.	84,815	1,440
DR Horton Inc.	130,098	1,414
Abercrombie & Fitch Co.	39,263	1,368
Leggett & Platt Inc.	67,058	1,368
Strayer Education Inc.	6,305	1,340
Tupperware Brands Corp.	28,640	1,334
* Liberty Global Inc. Class A	59,202	1,297
* Marvel Entertainment Inc.	23,301	1,260
* Mohawk Industries Inc.	26,167	1,246
* Chipotle Mexican Grill Inc. Class A	14,091	1,242
Jarden Corp.	39,522	1,222
* DreamWorks Animation SKG Inc. Class A	30,465	1,217
* NetFlix Inc.	21,838	1,204
Washington Post Co. Class B	2,734	1,202
* Liberty Global Inc.	53,695	1,173
* Toll Brothers Inc.	61,626	1,159
* Chico's FAS Inc.	79,801	1,121
* LKQ Corp.	56,720	1,111
Gentex Corp.	61,995	1,107
RadioShack Corp.	55,937	1,091
* MGM Mirage	119,145	1,087
* Big Lots Inc.	37,142	1,076
Guess? Inc.	24,855	1,051
Harman International Industries Inc.	29,626	1,045
* Sirius XM Radio Inc.	1,736,926	1,042
* Liberty Media Corp. - Starz	22,411	1,034
* Aeropostale Inc.	30,350	1,033
* Hanesbrands Inc.	42,607	1,027
* Lamar Advertising Co. Class A	32,724	1,017
* J Crew Group Inc.	22,522	1,008
* Dick's Sporting Goods Inc.	40,226	1,000
* AutoNation Inc.	51,760	991
* Bally Technologies Inc.	23,235	959
* Liberty Media Corp. - Capital	40,161	959
Service Corp. International	115,859	949
Phillips-Van Heusen Corp.	23,200	944
* Panera Bread Co. Class A	13,700	917
* WMS Industries Inc.	22,875	915
* Career Education Corp.	38,333	894
* Warnaco Group Inc.	20,600	869

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2009

		Market
		Value
	Shares	($000)
Wendy's/Arby's Group Inc. Class A	184,336	865
Williams-Sonoma Inc.	40,417	840
John Wiley & Sons Inc. Class A	19,598	821
* Penn National Gaming Inc.	29,951	814
Burger King Holdings Inc.	42,419	798
* Office Depot Inc.	123,647	798
Foot Locker Inc.	70,032	780
* Tractor Supply Co.	14,449	765
* New York Times Co. Class A	61,008	754
* TRW Automotive Holdings Corp.	30,916	738
WABCO Holdings Inc.	28,570	737
* Tempur-Pedic International Inc.	30,336	717
* Fossil Inc.	20,904	702
Brinker International Inc.	45,900	685
Sotheby's	29,924	673
* Dana Holding Corp.	62,000	672
* Brink's Home Security Holdings Inc.	20,556	671
* Carter's Inc.	25,488	669
* Collective Brands Inc.	28,750	655
Polaris Industries Inc.	14,490	632
Wolverine World Wide Inc.	22,875	623
Lennar Corp. Class A	48,360	618
Jones Apparel Group Inc.	38,440	617
* Dress Barn Inc.	26,425	610
* Deckers Outdoor Corp.	5,900	600
* Gymboree Corp.	13,500	587
* Cheesecake Factory Inc.	26,792	578
Aaron's Inc.	20,575	571
Regal Entertainment Group Class A	38,050	549
MDC Holdings Inc.	17,550	545
* Lululemon Athletica Inc.	18,067	544
* Corinthian Colleges Inc.	38,491	530
Cooper Tire & Rubber Co.	26,393	529
* Eastman Kodak Co.	124,971	527
* Jack in the Box Inc.	26,780	527
* Rent-A-Center Inc.	29,670	526
Hillenbrand Inc.	27,813	524
KB Home	37,218	509
Thor Industries Inc.	16,182	508
Brunswick Corp.	39,708	505
* Capella Education Co.	6,620	498
Meredith Corp.	16,072	496
* Hyatt Hotels Corp. Class A	16,458	491
Men's Wearhouse Inc.	23,192	488
* HSN Inc.	24,154	488
Matthews International Corp. Class A	13,614	482
* Tenneco Inc.	26,960	478
Weight Watchers International Inc.	16,318	476
* Scientific Games Corp. Class A	32,444	472
Choice Hotels International Inc.	14,700	465
Dillard's Inc. Class A	25,195	465
* OfficeMax Inc.	35,457	450
Interactive Data Corp.	17,733	449
* Vail Resorts Inc.	11,800	446
* Skechers U.S.A. Inc. Class A	15,100	444
* Blue Nile Inc.	6,807	431
* Jo-Ann Stores Inc.	11,835	429
* Gaylord Entertainment Co.	21,340	421
* Saks Inc.	63,687	418
* Life Time Fitness Inc.	16,683	416
Scholastic Corp.	13,940	416
Pool Corp.	21,778	416
* Morningstar Inc.	8,564	414
* Valassis Communications Inc.	22,558	412

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2009

		Market
		Value
	Shares	($000)
* Under Armour Inc. Class A	14,982	409
* Charming Shoppes Inc.	62,956	407
Regis Corp.	26,112	407
American Greetings Corp. Class A	18,644	406
* Childrens Place Retail Stores Inc.	12,100	399
* Timberland Co. Class A	22,268	399
Bob Evans Farms Inc.	13,738	398
* Iconix Brand Group Inc.	31,368	397
* Coinstar Inc.	14,192	394
NutriSystem Inc.	12,590	392
International Speedway Corp. Class A	13,555	386
^ Buckle Inc.	13,125	384
Ryland Group Inc.	19,349	381
Cracker Barrel Old Country Store Inc.	10,023	381
* PF Chang's China Bistro Inc.	9,900	375
* AnnTaylor Stores Corp.	27,328	373
* Orient-Express Hotels Ltd. Class A	36,000	365
* CTC Media Inc.	24,024	358
^ Barnes & Noble Inc.	18,693	356
* CEC Entertainment Inc.	10,994	351
* ArvinMeritor Inc.	31,181	349
National CineMedia Inc.	20,958	347
* JOS A Bank Clothiers Inc.	8,225	347
* Steven Madden Ltd.	8,087	334
* Live Nation Inc.	37,657	320
* Buffalo Wild Wings Inc.	7,900	318
* Lions Gate Entertainment Corp.	54,728	318
* Hibbett Sports Inc.	14,418	317
* 99 Cents Only Stores	24,129	315
* Cabela's Inc.	22,000	314
Arbitron Inc.	13,378	313
* Sally Beauty Holdings Inc.	39,755	304
* Genesco Inc.	10,945	301
* American Public Education Inc.	8,500	292
* Penske Auto Group Inc.	19,200	291
* Exide Technologies	40,786	290
* Texas Roadhouse Inc. Class A	25,800	290
Finish Line Inc. Class A	22,894	287
* Sonic Corp.	28,091	283
* Interval Leisure Group Inc.	22,501	281
* Helen of Troy Ltd.	11,400	279
* CROCS Inc.	47,100	271
* Group 1 Automotive Inc.	9,451	268
Unifirst Corp.	5,500	265
* Pinnacle Entertainment Inc.	29,200	262
* Liz Claiborne Inc.	45,629	257
* Papa John's International Inc.	10,900	255
* Steak N Shake Co.	779	252
* Shuffle Master Inc.	30,613	252
Monro Muffler Brake Inc.	7,320	245
Stewart Enterprises Inc. Class A	47,000	242
* Universal Technical Institute Inc.	11,978	242
* Boyd Gaming Corp.	27,756	232
* Meritage Homes Corp.	12,000	232
Callaway Golf Co.	30,604	231
* Citi Trends Inc.	8,300	229
* Fuel Systems Solutions Inc.	5,442	224
* Ticketmaster Entertainment Inc.	18,301	224
* DSW Inc. Class A	8,551	221
* Standard Pacific Corp.	59,001	221
* Steiner Leisure Ltd.	5,485	218
Cato Corp. Class A	10,798	217
Stage Stores Inc.	17,343	214
Big 5 Sporting Goods Corp.	12,400	213

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2009

		Market
		Value
	Shares	($000)
Columbia Sportswear Co.	5,384	210
Harte-Hanks Inc.	19,399	209
* DineEquity Inc.	8,551	208
* Knology Inc.	18,607	204
National Presto Industries Inc.	1,820	199
* BJ's Restaurants Inc.	10,556	199
* True Religion Apparel Inc.	10,581	196
Belo Corp. Class A	35,150	191
* California Pizza Kitchen Inc.	14,050	189
Brown Shoe Co. Inc.	18,675	184
* Modine Manufacturing Co.	15,538	184
Fred's Inc. Class A	17,750	181
Ethan Allen Interiors Inc.	13,359	179
* La-Z-Boy Inc.	18,547	177
World Wrestling Entertainment Inc. Class A	11,400	175
* Drew Industries Inc.	8,382	173
* Pier 1 Imports Inc.	33,984	173
* Stein Mart Inc.	16,189	173
* HOT Topic Inc.	26,969	172
Christopher & Banks Corp.	22,302	170
* Domino's Pizza Inc.	20,200	169
PEP Boys-Manny Moe & Jack	19,740	167
Ameristar Casinos Inc.	10,854	165
* Peet's Coffee & Tea Inc.	4,934	164
* Pacific Sunwear Of California	41,248	164
Lennar Corp. Class B	16,664	164
PetMed Express Inc.	9,100	160
* Pre-Paid Legal Services Inc.	3,880	159
CKE Restaurants Inc.	18,751	159
* Warner Music Group Corp.	28,012	159
Cinemark Holdings Inc.	11,000	158
* Volcom Inc.	9,414	158
* Landry's Restaurants Inc.	7,384	157
Churchill Downs Inc.	4,200	157
* Coldwater Creek Inc.	35,018	156
* Ruby Tuesday Inc.	21,633	156
* Ulta Salon Cosmetics & Fragrance Inc.	8,576	156
Superior Industries International Inc.	10,179	156
* Federal Mogul Corp.	8,938	155
* Winnebago Industries	12,342	151
* Drugstore.Com Inc.	48,241	149
* Universal Electronics Inc.	6,389	148
* American Axle & Manufacturing Holdings Inc.	18,436	148
Sinclair Broadcast Group Inc. Class A	36,600	147
* Wet Seal Inc. Class A	42,175	146
* Quiksilver Inc.	70,440	142
Sonic Automotive Inc. Class A	13,599	141
Ambassadors Group Inc.	10,100	134
* Entercom Communications Corp. Class A	18,794	133
* Ascent Media Corp. Class A	5,200	133
* Amerigon Inc.	16,700	133
* Clear Channel Outdoor Holdings Inc. Class A	12,694	132
* Shutterfly Inc.	7,400	132
* America's Car-Mart Inc.	5,000	132
* hhgregg Inc.	5,900	130
Marcus Corp.	10,100	129
* Asbury Automotive Group Inc.	11,100	128
* Unifi Inc.	32,870	128
* Rentrak Corp.	7,200	127
* RCN Corp.	11,635	126
Oxford Industries Inc.	6,100	126
* Maidenform Brands Inc.	7,500	125
Sturm Ruger & Co. Inc.	12,776	124
* RC2 Corp.	8,400	124

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2009

			Market
			Value
		Shares	($000)
*	Select Comfort Corp.	18,937	123
*	Jakks Pacific Inc.	9,761	118
	K-Swiss Inc. Class A	11,600	115
*	K12 Inc.	5,600	114
*	Orbitz Worldwide Inc.	15,400	113
*	Red Robin Gourmet Burgers Inc.	6,300	113
*	Kirkland's Inc.	6,400	111
	Speedway Motorsports Inc.	6,285	111
*	Mediacom Communications Corp. Class A	24,580	110
	Haverty Furniture Cos. Inc.	7,948	109
	Systemax Inc.	6,800	107
*	Lumber Liquidators Inc.	3,900	105
	McClatchy Co. Class A	28,497	101
*	Fuqi International Inc.	5,600	101
*	FGX International Holdings Ltd.	5,100	100
*	Krispy Kreme Doughnuts Inc.	32,697	96
*	Gaiam Inc. Class A	12,241	94
*	Cavco Industries Inc.	2,610	94
*	Core-Mark Holding Co. Inc.	2,800	92
*	iRobot Corp.	5,145	91
*	Furniture Brands International Inc.	16,573	90
*	Hovnanian Enterprises Inc. Class A	23,476	90
*	Standard Motor Products Inc.	10,290	88
*	CKX Inc.	16,273	86
*	Retail Ventures Inc.	9,500	84
*	American Apparel Inc.	26,992	84
*	Grand Canyon Education Inc.	4,400	84
*	Lincoln Educational Services Corp.	3,859	84
*	Perry Ellis International Inc.	5,491	83
*	Alloy Inc.	10,275	80
*	Midas Inc.	9,448	80
*	Lee Enterprises Inc.	22,798	79
	Spartan Motors Inc.	13,989	79
*	West Marine Inc.	9,762	79
	Blyth Inc.	2,331	79
*	Destination Maternity Corp.	4,134	79
*	Leapfrog Enterprises Inc.	19,980	78
*	EW Scripps Co. Class A	11,219	78
	Movado Group Inc.	7,876	77
*	Zumiez Inc.	5,956	76
*	Dolan Media Co.	7,300	75
*	Daily Journal Corp.	1,228	73
*	Blockbuster Inc. Class A	107,754	72
*	Learning Tree International Inc.	5,981	71
*	Talbots Inc.	7,978	71
*,^	Quantum Fuel Systems Technologies Worldwide Inc.	63,300	70
	Cherokee Inc.	3,938	70
*	Stoneridge Inc.	7,700	69
	Journal Communications Inc. Class A	17,539	68
*	Beazer Homes USA Inc.	14,000	68
*	G-III Apparel Group Ltd.	3,000	65
	Skyline Corp.	3,500	64
*	Smith & Wesson Holding Corp.	15,460	63
*	Entravision Communications Corp. Class A	18,529	63
*	AFC Enterprises Inc.	7,585	62
*	Youbet.com Inc.	21,280	61
*	Rex Stores Corp.	4,300	60
*	Bridgepoint Education Inc.	3,969	60
*	Radio One Inc.	20,091	58
*	Overstock.com Inc.	4,262	58
*	Denny's Corp.	26,312	58
*	Valuevision Media Inc. Class A	11,940	57
*	1-800-Flowers.com Inc. Class A	21,537	57
*	Stanley Furniture Co. Inc.	5,600	57

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2009

			Market
			Value
		Shares	($000)
*	Audiovox Corp. Class A	7,998	57
*	Media General Inc. Class A	7,157	56
*	Mac-Gray Corp.	5,300	55
	Jackson Hewitt Tax Service Inc.	12,400	55
*	Stamps.com Inc.	5,950	54
*	MarineMax Inc.	5,700	52
*	Shoe Carnival Inc.	2,550	52
*	M/I Homes Inc.	5,000	52
*	Arctic Cat Inc.	5,600	51
*	Multimedia Games Inc.	8,500	51
*	Casual Male Retail Group Inc.	20,575	48
*	Fisher Communications Inc.	2,860	46
*	O'Charleys Inc.	7,039	46
	Bebe Stores Inc.	7,350	46
*	Lithia Motors Inc. Class A	5,600	46
	Weyco Group Inc.	1,942	46
	CPI Corp.	3,600	44
*	LIN TV Corp. Class A	9,878	44
	Books-A-Million Inc.	6,500	44
*	Isle of Capri Casinos Inc.	5,797	43
*	Radio One Inc. Class A	14,000	43
*	Kenneth Cole Productions Inc. Class A	4,462	43
*	Reading International Inc. Class A	10,600	43
*	New York & Co. Inc.	9,500	41
*	Zale Corp.	14,898	41
*	Sealy Corp.	12,647	40
	CSS Industries Inc.	2,010	39
*	Raser Technologies Inc.	31,400	39
*	AH Belo Corp. Class A	6,710	39
*	Famous Dave's Of America Inc.	6,350	38
*	Playboy Enterprises Inc. Class B	12,000	38
*	Morgans Hotel Group Co.	8,300	38
*	dELiA*s Inc.	20,058	38
*	Dorman Products Inc.	2,354	37
*,^	Conn's Inc.	6,300	37
*	LodgeNet Interactive Corp.	6,600	36
*	ChinaCast Education Corp.	4,800	36
*	Brookfield Homes Corp.	4,479	36
*	Borders Group Inc.	30,217	36
*	Steinway Musical Instruments	2,200	35
*	Carriage Services Inc. Class A	8,900	35
*	Cumulus Media Inc. Class A	15,330	35
*	Nexstar Broadcasting Group Inc. Class A	8,317	34
*	Monarch Casino & Resort Inc.	4,000	32
*	Tuesday Morning Corp.	12,473	32
*	Harris Interactive Inc.	27,000	32
*	Strattec Security Corp.	1,725	32
*	Martha Stewart Living Omnimedia Class A	6,130	30
	Primedia Inc.	8,292	30
*	Luby's Inc.	7,600	28
*	Empire Resorts Inc.	12,697	27
*	Rubio's Restaurants Inc.	3,622	26
*	Saga Communications Inc. Class A	2,050	26
	Marine Products Corp.	5,136	25
	Dover Downs Gaming & Entertainment Inc.	6,583	25
*	Morton's Restaurant Group Inc.	8,400	24
*	Kid Brands Inc.	5,538	24
*	Salem Communications Corp. Class A	3,960	24
	Koss Corp.	4,202	23
*	Lifetime Brands Inc.	3,200	23
*	Emerson Radio Corp.	9,600	23
*	Nautilus Inc.	10,993	22
	Bon-Ton Stores Inc.	2,200	22
*	Bluegreen Corp.	8,500	21

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2009

		Market
		Value
	Shares	($000)
* McCormick & Schmick's Seafood Restaurants Inc.	2,860	20
Hooker Furniture Corp.	1,600	20
* Great Wolf Resorts Inc.	8,318	20
* Carmike Cinemas Inc.	2,600	20
* Build-A-Bear Workshop Inc.	3,900	19
* Princeton Review Inc.	4,500	18
* Cache Inc.	3,950	18
* EDCI Holdings Inc.	3,023	18
* Navarre Corp.	8,214	17
* Gray Television Inc.	11,200	17
* MTR Gaming Group Inc.	12,037	16
* Jamba Inc.	9,207	15
* Beasley Broadcasting Group Inc. Class A	4,235	15
* Bassett Furniture Industries Inc.	4,200	15
* Benihana Inc. Class A	3,860	15
* AC Moore Arts & Crafts Inc.	4,858	14
* Century Casinos Inc.	5,100	14
* Premier Exhibitions Inc.	8,900	13
* Palm Harbor Homes Inc.	6,200	13
Dover Motorsports Inc.	5,900	12
Heelys Inc.	5,550	12
* Emmis Communications Corp. Class A	10,365	12
* Lazare Kaplan International Inc.	4,741	12
* Lakes Entertainment Inc.	4,613	12
* Trans World Entertainment	7,150	11
* Wonder Auto Technology Inc.	900	11
* MAXXAM Inc.	4	10
* Cosi Inc.	16,980	10
* Blockbuster Inc. Class B	15,384	9
* Ruth's Hospitality Group Inc.	4,202	9
* Spanish Broadcasting System Inc.	11,100	9
* Hollywood Media Corp.	6,000	8
* Benihana Inc. Class A	1,930	8
* 4Kids Entertainment Inc.	4,900	8
* Lodgian Inc.	5,200	8
* Rocky Brands Inc.	1,000	7
* Cost Plus Inc.	7,100	7
Flexsteel Industries	701	7
* Outdoor Channel Holdings Inc.	1,100	6
News Corp. Class B	400	6
* Carrols Restaurant Group Inc.	844	6
* Atrinsic Inc.	8,417	6
* Joe's Jeans Inc.	4,000	5
Collectors Universe	550	5
* Shiloh Industries Inc.	900	5
* Nobel Learning Communities Inc.	609	5
* Gander Mountain Co.	800	4
* Escalade Inc.	1,686	4
* Culp Inc.	400	4
* ante4 Inc.	2,947	3
* Dixie Group Inc.	1,011	3
* Red Lion Hotels Corp.	500	2
* Orleans Homebuilders Inc.	1,500	2
* Town Sports International Holdings Inc.	1,000	2
* Craftmade International Inc.	597	1
* Cosi Inc. Rights Exp. 1/6/10	16,980	—
* SPAR Group Inc.	300	—
* Optimal Group Inc. Class A	60	—
* Krispy Kreme Doughnuts Inc. Warrants Exp. 3/2/12	591	—
		561,264
Consumer Staples (6.0%)
Procter & Gamble Co.	1,306,146	79,192
Wal-Mart Stores Inc.	1,046,192	55,919
Coca-Cola Co.	933,234	53,194

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2009

		Market
		Value
	Shares	($000)
PepsiCo Inc.	697,087	42,383
Philip Morris International Inc.	865,640	41,715
CVS Caremark Corp.	645,794	20,801
Colgate-Palmolive Co.	222,943	18,315
Altria Group Inc.	926,849	18,194
Kraft Foods Inc.	659,956	17,938
Walgreen Co.	444,049	16,305
Kimberly-Clark Corp.	185,402	11,812
Costco Wholesale Corp.	194,506	11,509
General Mills Inc.	145,668	10,315
Archer-Daniels-Midland Co.	258,508	8,094
Sysco Corp.	264,423	7,388
Kellogg Co.	119,835	6,375
HJ Heinz Co.	141,026	6,030
Avon Products Inc.	191,006	6,017
Lorillard Inc.	73,856	5,925
Kroger Co.	276,848	5,684
ConAgra Foods Inc.	198,222	4,569
Reynolds American Inc.	78,198	4,142
Mead Johnson Nutrition Co. Class A	91,830	4,013
Safeway Inc.	186,326	3,967
Clorox Co.	62,318	3,801
Bunge Ltd.	59,235	3,781
Sara Lee Corp.	295,723	3,602
JM Smucker Co.	53,213	3,286
Dr Pepper Snapple Group Inc.	113,652	3,216
Campbell Soup Co.	94,675	3,200
Molson Coors Brewing Co. Class B	68,533	3,095
Coca-Cola Enterprises Inc.	130,950	2,776
Pepsi Bottling Group Inc.	67,815	2,543
Hershey Co.	70,680	2,530
Estee Lauder Cos. Inc. Class A	50,366	2,436
McCormick & Co. Inc.	53,717	1,941
Brown-Forman Corp. Class B	35,529	1,903
Church & Dwight Co. Inc.	31,455	1,901
* Energizer Holdings Inc.	29,731	1,822
* Whole Foods Market Inc.	63,872	1,753
Tyson Foods Inc. Class A	130,405	1,600
* Ralcorp Holdings Inc.	25,457	1,520
* Dean Foods Co.	81,199	1,465
* Constellation Brands Inc. Class A	88,140	1,404
* Hansen Natural Corp.	34,645	1,330
* Green Mountain Coffee Roasters Inc.	15,755	1,284
Hormel Foods Corp.	32,997	1,269
SUPERVALU Inc.	96,538	1,227
Alberto-Culver Co. Class B	39,705	1,163
Herbalife Ltd.	27,708	1,124
* NBTY Inc.	24,994	1,088
* Smithfield Foods Inc.	66,959	1,017
Del Monte Foods Co.	89,003	1,009
Corn Products International Inc.	33,550	981
Flowers Foods Inc.	37,384	888
* Central European Distribution Corp.	29,550	839
PepsiAmericas Inc.	28,001	819
* BJ's Wholesale Club Inc.	24,566	804
Casey's General Stores Inc.	22,825	729
* Chattem Inc.	7,605	710
Nu Skin Enterprises Inc. Class A	23,501	631
* TreeHouse Foods Inc.	14,511	564
Universal Corp.	11,600	529
* United Natural Foods Inc.	19,200	513
Ruddick Corp.	18,509	476
* Fresh Del Monte Produce Inc.	20,160	446
* Rite Aid Corp.	294,038	444

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2009

		Market
		Value
	Shares	($000)
Lancaster Colony Corp.	8,751	435
* Chiquita Brands International Inc.	21,536	388
* Darling International Inc.	44,107	370
* Bare Escentuals Inc.	29,037	355
Sanderson Farms Inc.	8,419	355
Lance Inc.	13,200	347
Vector Group Ltd.	23,902	335
Tootsie Roll Industries Inc.	11,850	324
J&J Snack Foods Corp.	7,900	316
* Hain Celestial Group Inc.	18,035	307
* American Italian Pasta Co.	8,100	282
* Winn-Dixie Stores Inc.	26,566	267
* Central Garden and Pet Co. Class A	25,750	256
Nash Finch Co.	6,656	247
Andersons Inc.	9,500	245
* Great Atlantic & Pacific Tea Co.	20,426	241
* Alliance One International Inc.	49,188	240
Diamond Foods Inc.	6,095	217
WD-40 Co.	6,412	207
B&G Foods Inc. Class A	22,400	206
* Smart Balance Inc.	34,100	205
* Medifast Inc.	6,400	196
* Heckmann Corp.	37,100	185
* Elizabeth Arden Inc.	12,138	175
* American Oriental Bioengineering Inc.	37,100	172
Weis Markets Inc.	4,452	162
* Boston Beer Co. Inc. Class A	3,300	154
Cal-Maine Foods Inc.	4,200	143
Spartan Stores Inc.	9,800	140
* USANA Health Sciences Inc.	4,350	139
* Zhongpin Inc.	8,100	126
* Pantry Inc.	8,400	114
* Revlon Inc. Class A	6,406	109
Coca-Cola Bottling Co. Consolidated	1,700	92
* Nutraceutical International Corp.	7,300	90
Pricesmart Inc.	4,285	88
* Prestige Brands Holdings Inc.	10,746	84
* National Beverage Corp.	5,760	80
Inter Parfums Inc.	6,225	76
Ingles Markets Inc. Class A	5,000	76
Arden Group Inc.	790	76
* Lifeway Foods Inc.	6,122	73
* Central Garden and Pet Co.	6,775	72
* Harbinger Group Inc.	10,300	72
Griffin Land & Nurseries Inc.	2,257	66
* John B. Sanfilippo & Son Inc.	4,200	65
* American Dairy Inc.	2,753	60
Farmer Bros Co.	2,598	51
Alico Inc.	1,667	47
Calavo Growers Inc.	2,287	39
Oil-Dri Corp. of America	2,500	39
* Omega Protein Corp.	7,900	34
* Seneca Foods Corp. Class A	1,300	31
* Susser Holdings Corp.	3,592	31
* Reddy Ice Holdings Inc.	6,613	28
* China Sky One Medical Inc.	1,074	24
Village Super Market Inc. Class A	826	23
Schiff Nutrition International Inc.	2,700	21
Imperial Sugar Co.	1,200	21
Mannatech Inc.	6,650	21
* Parlux Fragrances Inc.	9,354	19
* MGP Ingredients Inc.	2,300	18
* Star Scientific Inc.	20,762	15
* Female Health Co.	2,700	13

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2009

		Market
		Value
	Shares	($000)
* AgFeed Industries Inc.	1,961	10
* Jones Soda Co.	6,300	3
* Physicians Formula Holdings Inc.	900	2
* Vermont Pure Holdings Ltd.	800	—
		538,775
Energy (6.7%)
Exxon Mobil Corp.	2,150,473	146,641
Chevron Corp.	897,384	69,090
Schlumberger Ltd.	536,002	34,888
ConocoPhillips	630,330	32,191
Occidental Petroleum Corp.	362,805	29,514
Apache Corp.	150,220	15,498
Devon Energy Corp.	188,641	13,865
Anadarko Petroleum Corp.	219,420	13,696
Halliburton Co.	403,412	12,139
* Transocean Ltd.	143,641	11,893
XTO Energy Inc.	246,563	11,473
EOG Resources Inc.	112,650	10,961
Marathon Oil Corp.	316,618	9,885
National Oilwell Varco Inc.	187,041	8,247
Hess Corp.	131,657	7,965
* Southwestern Energy Co.	154,093	7,427
Chesapeake Energy Corp.	272,713	7,058
Spectra Energy Corp.	288,940	5,926
* Weatherford International Ltd.	325,332	5,827
Baker Hughes Inc.	138,573	5,609
Noble Energy Inc.	77,569	5,524
Williams Cos. Inc.	260,787	5,497
Peabody Energy Corp.	119,716	5,412
Noble Corp.	116,976	4,761
* Cameron International Corp.	109,341	4,570
Murphy Oil Corp.	81,032	4,392
Valero Energy Corp.	251,777	4,217
Consol Energy Inc.	80,839	4,026
Range Resources Corp.	70,848	3,532
* Ultra Petroleum Corp.	67,707	3,376
* Petrohawk Energy Corp.	134,612	3,229
* FMC Technologies Inc.	55,168	3,191
El Paso Corp.	313,741	3,084
Diamond Offshore Drilling Inc.	31,011	3,052
Smith International Inc.	110,624	3,006
* Newfield Exploration Co.	59,352	2,863
* Nabors Industries Ltd.	128,166	2,806
Pioneer Natural Resources Co.	51,809	2,496
* Pride International Inc.	77,666	2,478
BJ Services Co.	130,720	2,431
* Alpha Natural Resources Inc.	53,534	2,322
Cabot Oil & Gas Corp.	46,370	2,021
Cimarex Energy Co.	37,257	1,974
Helmerich & Payne Inc.	47,170	1,881
* Kinder Morgan Management LLC	33,642	1,838
EXCO Resources Inc.	80,745	1,714
* Plains Exploration & Production Co.	61,224	1,693
* Denbury Resources Inc.	113,500	1,680
Arch Coal Inc.	72,976	1,624
* Whiting Petroleum Corp.	22,724	1,624
Massey Energy Co.	38,479	1,617
* Oceaneering International Inc.	25,005	1,463
Sunoco Inc.	53,258	1,390
* Concho Resources Inc.	28,792	1,293
* Dresser-Rand Group Inc.	37,722	1,192
Core Laboratories NV	9,800	1,158
* Rowan Cos. Inc.	50,870	1,152
Southern Union Co.	50,197	1,139

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2009

		Market
		Value
	Shares	($000)
* Encore Acquisition Co.	23,700	1,138
Tidewater Inc.	23,211	1,113
* Forest Oil Corp.	48,075	1,070
Patterson-UTI Energy Inc.	69,018	1,059
* Atlas Energy Inc.	33,473	1,010
St Mary Land & Exploration Co.	28,007	959
* Atwood Oceanics Inc.	25,964	931
* Oil States International Inc.	22,315	877
* Unit Corp.	20,250	861
* Superior Energy Services Inc.	35,095	852
* Comstock Resources Inc.	20,910	848
Tesoro Corp.	62,300	844
* Dril-Quip Inc.	14,400	813
* Quicksilver Resources Inc.	53,250	799
* Arena Resources Inc.	17,800	768
World Fuel Services Corp.	26,190	702
* SEACOR Holdings Inc.	8,626	658
* SandRidge Energy Inc.	69,600	656
* Continental Resources Inc.	15,265	655
* Brigham Exploration Co.	44,679	605
CARBO Ceramics Inc.	8,700	593
* Patriot Coal Corp.	38,318	592
* Exterran Holdings Inc.	27,550	591
* Bill Barrett Corp.	18,392	572
Frontier Oil Corp.	47,164	568
* Gran Tierra Energy Inc.	95,370	546
* Mariner Energy Inc.	46,780	543
* Helix Energy Solutions Group Inc.	44,372	521
Overseas Shipholding Group Inc.	11,859	521
Lufkin Industries Inc.	6,900	505
* Bristow Group Inc.	13,000	500
Holly Corp.	19,086	489
* Key Energy Services Inc.	55,620	489
Berry Petroleum Co. Class A	16,300	475
* Rosetta Resources Inc.	23,600	470
Penn Virginia Corp.	21,150	450
* CNX Gas Corp.	14,093	416
* Carrizo Oil & Gas Inc.	15,107	400
* Swift Energy Co.	16,600	398
* Tetra Technologies Inc.	35,250	391
* ATP Oil & Gas Corp.	20,854	381
* Willbros Group Inc.	21,275	359
* Global Industries Ltd.	48,274	344
* ION Geophysical Corp.	57,925	343
* Cobalt International Energy Inc.	24,489	339
* Stone Energy Corp.	18,466	333
* Cal Dive International Inc.	42,955	325
* Parker Drilling Co.	61,600	305
* Complete Production Services Inc.	23,007	299
* Contango Oil & Gas Co.	6,102	287
* Enbridge Energy Management LLC	5,348	284
* Gulfmark Offshore Inc.	10,000	283
* Goodrich Petroleum Corp.	11,414	278
* McMoRan Exploration Co.	34,622	278
* International Coal Group Inc.	71,363	275
* BPZ Resources Inc.	28,893	275
* Hornbeck Offshore Services Inc.	11,200	261
* Clean Energy Fuels Corp.	14,700	227
* James River Coal Co.	12,188	226
* USEC Inc.	55,330	213
* Hercules Offshore Inc.	42,324	202
* Newpark Resources Inc.	47,421	201
* Venoco Inc.	15,266	199
Energy XXI Bermuda Ltd.	85,589	198

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2009

			Market
			Value
		Shares	($000)
*	Pioneer Drilling Co.	23,008	182
*	Gulfport Energy Corp.	14,900	171
	Gulf Island Fabrication Inc.	7,714	162
	RPC Inc.	14,825	154
*	Oilsands Quest Inc.	127,488	147
	W&T Offshore Inc.	12,297	144
*	Petroquest Energy Inc.	23,400	143
	General Maritime Corp.	20,404	143
*	GMX Resources Inc.	10,100	139
*	Matrix Service Co.	12,500	133
*	PHI Inc.	6,324	131
*	Tesco Corp.	9,962	129
*	Seahawk Drilling Inc.	5,444	123
*	CVR Energy Inc.	16,800	115
*	T-3 Energy Services Inc.	4,500	115
*	Rentech Inc.	91,400	112
	Toreador Resources Corp.	11,152	110
*	Petroleum Development Corp.	5,891	107
	Vaalco Energy Inc.	22,800	104
*	Harvest Natural Resources Inc.	19,600	104
	Crosstex Energy Inc.	16,708	101
*	Warren Resources Inc.	36,220	89
*	Superior Well Services Inc.	6,036	86
*	Allis-Chalmers Energy Inc.	22,772	86
*	Western Refining Inc.	18,000	85
*	Clayton Williams Energy Inc.	2,388	84
*	Kodiak Oil & Gas Corp.	36,814	82
*	OYO Geospace Corp.	1,824	78
*	Natural Gas Services Group Inc.	4,000	75
*	Cheniere Energy Inc.	29,695	72
*	Syntroleum Corp.	26,257	70
*	Endeavour International Corp.	64,000	69
*	Basic Energy Services Inc.	6,881	61
*	Northern Oil and Gas Inc.	5,172	61
*	Delta Petroleum Corp.	56,963	59
*	Rex Energy Corp.	4,936	59
*	Bronco Drilling Co. Inc.	10,270	52
	Panhandle Oil and Gas Inc. Class A	1,900	49
*	CREDO Petroleum Corp.	5,050	47
*	Dawson Geophysical Co.	2,000	46
*	Abraxas Petroleum Corp.	21,518	41
*	RAM Energy Resources Inc.	20,039	41
*	ENGlobal Corp.	12,800	40
*	Vantage Drilling Co.	24,000	39
*	Gasco Energy Inc.	71,046	38
*	FX Energy Inc.	13,100	37
*	Gastar Exploration Ltd.	6,906	33
*,^	GeoGlobal Resources Inc.	15,000	31
*	Double Eagle Petroleum Co.	6,523	28
*,^	Tri-Valley Corp.	13,900	27
*	Trico Marine Services Inc.	5,968	27
*	HKN Inc.	7,047	26
*	Union Drilling Inc.	4,000	25
*	Sulphco Inc.	31,693	21
	Alon USA Energy Inc.	2,797	19
*,^	Evergreen Energy Inc.	52,194	18
*	Isramco Inc.	245	18
*	American Oil & Gas Inc.	4,017	17
	Delek US Holdings Inc.	2,400	16
*	Pacific Ethanol Inc.	22,380	16
*	Uranium Energy Corp.	3,879	15
*	Callon Petroleum Co.	7,361	11
*	Bolt Technology Corp.	900	10
*	Cano Petroleum Inc.	9,900	10

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2009

		Market
		Value
	Shares	($000)
* Meridian Resource Corp.	36,700	10
* Approach Resources Inc.	1,200	9
* Westmoreland Coal Co.	1,000	9
* Verenium Corp.	1,938	9
* Uranium Resources Inc.	8,100	6
* Geokinetics Inc.	600	6
* Barnwell Industries Inc.	1,000	5
* NGAS Resources Inc.	2,400	4
* Quest Resource Corp.	6,100	4
* Mitcham Industries Inc.	300	2
* Boots & Coots Inc.	1,300	2
* BMB Munai Inc.	1,500	2
		601,225
Financials (9.2%)
JPMorgan Chase & Co.	1,759,757	73,329
Wells Fargo & Co.	2,173,451	58,661
Bank of America Corp.	3,871,400	58,303
Goldman Sachs Group Inc.	217,278	36,685
Citigroup Inc.	9,485,707	31,398
American Express Co.	478,884	19,404
US Bancorp	855,570	19,259
Morgan Stanley	547,374	16,202
Bank of New York Mellon Corp.	538,179	15,053
MetLife Inc.	366,294	12,948
Travelers Cos. Inc.	253,907	12,660
PNC Financial Services Group Inc.	206,441	10,898
Prudential Financial Inc.	206,253	10,263
Simon Property Group Inc.	127,491	10,174
Aflac Inc.	209,210	9,676
State Street Corp.	221,259	9,634
CME Group Inc.	26,748	8,986
* Berkshire Hathaway Inc. Class A	89	8,829
Charles Schwab Corp.	441,541	8,310
Capital One Financial Corp.	203,575	7,805
BB&T Corp.	304,948	7,737
Chubb Corp.	156,544	7,699
Franklin Resources Inc.	72,068	7,592
ACE Ltd.	150,365	7,578
* Berkshire Hathaway Inc. Class B	2,299	7,555
Allstate Corp.	227,955	6,848
T Rowe Price Group Inc.	114,535	6,099
Loews Corp.	154,972	5,633
* Progressive Corp.	288,446	5,189
Marsh & McLennan Cos. Inc.	234,337	5,174
Northern Trust Corp.	97,131	5,090
Vornado Realty Trust	72,469	5,068
Public Storage	56,885	4,633
SunTrust Banks Inc.	223,156	4,528
Ameriprise Financial Inc.	114,081	4,429
Invesco Ltd.	186,080	4,371
AON Corp.	111,234	4,265
Annaly Capital Management Inc.	243,500	4,225
Boston Properties Inc.	61,981	4,157
Equity Residential	122,569	4,140
Hartford Financial Services Group Inc.	172,963	4,023
HCP Inc.	130,053	3,972
Discover Financial Services	240,307	3,535
Principal Financial Group Inc.	142,713	3,431
Lincoln National Corp.	135,157	3,363
Fifth Third Bancorp	338,062	3,296
Host Hotels & Resorts Inc.	279,844	3,266
* IntercontinentalExchange Inc.	28,040	3,149
Ventas Inc.	69,995	3,062
NYSE Euronext	116,332	2,943

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2009

		Market
		Value
	Shares	($000)
AvalonBay Communities Inc.	35,691	2,931
Hudson City Bancorp Inc.	212,837	2,922
Unum Group	148,212	2,893
Regions Financial Corp.	535,839	2,835
XL Capital Ltd. Class A	153,101	2,806
Plum Creek Timber Co. Inc.	72,769	2,748
ProLogis	198,048	2,711
New York Community Bancorp Inc.	181,482	2,633
People's United Financial Inc.	155,837	2,602
Kimco Realty Corp.	181,267	2,453
* Genworth Financial Inc. Class A	215,332	2,444
Moody's Corp.	89,863	2,408
BlackRock Inc.	10,341	2,401
Health Care REIT Inc.	53,586	2,375
* SLM Corp.	209,149	2,357
Everest Re Group Ltd.	27,400	2,348
M&T Bank Corp.	34,603	2,315
* TD Ameritrade Holding Corp.	119,301	2,312
PartnerRe Ltd.	30,376	2,268
KeyCorp	396,341	2,200
* Leucadia National Corp.	87,928	2,092
Willis Group Holdings Ltd.	76,097	2,007
Comerica Inc.	67,559	1,998
Legg Mason Inc.	64,437	1,943
Federal Realty Investment Trust	27,548	1,866
Cincinnati Financial Corp.	69,052	1,812
SL Green Realty Corp.	34,745	1,746
Axis Capital Holdings Ltd.	60,500	1,719
Nationwide Health Properties Inc.	48,507	1,706
AMB Property Corp.	65,346	1,670
Torchmark Corp.	37,663	1,655
* American International Group Inc.	55,096	1,652
Digital Realty Trust Inc.	32,550	1,637
Liberty Property Trust	50,339	1,611
WR Berkley Corp.	64,454	1,588
Assurant Inc.	53,633	1,581
Reinsurance Group of America Inc. Class A	32,511	1,549
Macerich Co.	42,700	1,535
Rayonier Inc.	36,105	1,522
Eaton Vance Corp.	49,803	1,515
RenaissanceRe Holdings Ltd.	28,400	1,509
* CB Richard Ellis Group Inc. Class A	109,681	1,488
* MSCI Inc. Class A	45,061	1,433
* Markel Corp.	4,170	1,418
HCC Insurance Holdings Inc.	50,499	1,412
Regency Centers Corp.	39,905	1,399
* Arch Capital Group Ltd.	19,357	1,385
First American Corp.	40,832	1,352
* First Horizon National Corp.	99,740	1,337
Transatlantic Holdings Inc.	25,470	1,327
Fidelity National Financial Inc. Class A	98,017	1,319
Hospitality Properties Trust	54,962	1,303
* Affiliated Managers Group Inc.	18,863	1,270
* NASDAQ OMX Group Inc.	63,701	1,263
Alexandria Real Estate Equities Inc.	19,528	1,255
Senior Housing Properties Trust	57,154	1,250
Commerce Bancshares Inc.	31,865	1,234
Assured Guaranty Ltd.	56,385	1,227
Duke Realty Corp.	100,727	1,226
Mack-Cali Realty Corp.	35,389	1,223
Camden Property Trust	28,680	1,215
^ Realty Income Corp.	46,881	1,215
Cullen/Frost Bankers Inc.	24,086	1,204
* St Joe Co.	41,609	1,202

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2009

		Market
		Value
	Shares	($000)
White Mountains Insurance Group Ltd.	3,581	1,191
Waddell & Reed Financial Inc.	38,687	1,182
Marshall & Ilsley Corp.	216,072	1,178
First Niagara Financial Group Inc.	82,400	1,146
Federated Investors Inc. Class B	41,674	1,146
Jones Lang LaSalle Inc.	18,911	1,142
* AmeriCredit Corp.	59,802	1,139
Validus Holdings Ltd.	42,093	1,134
Chimera Investment Corp.	287,293	1,115
Huntington Bancshares Inc.	305,120	1,114
* Jefferies Group Inc.	46,928	1,114
UDR Inc.	67,662	1,112
Janus Capital Group Inc.	82,239	1,106
Old Republic International Corp.	108,303	1,087
Highwoods Properties Inc.	32,049	1,069
SEI Investments Co.	60,108	1,053
Essex Property Trust Inc.	12,588	1,053
Raymond James Financial Inc.	44,205	1,051
Hanover Insurance Group Inc.	22,943	1,019
Arthur J Gallagher & Co.	45,101	1,015
Weingarten Realty Investors	51,134	1,012
Bank of Hawaii Corp.	21,473	1,011
Brown & Brown Inc.	54,141	973
Aspen Insurance Holdings Ltd.	37,330	950
Washington Federal Inc.	49,090	949
Corporate Office Properties Trust SBI	25,792	945
City National Corp.	20,010	912
StanCorp Financial Group Inc.	22,598	904
MFA Financial Inc.	122,800	903
* E*Trade Financial Corp.	504,000	882
Platinum Underwriters Holdings Ltd.	23,000	881
Taubman Centers Inc.	24,500	880
Allied World Assurance Co. Holdings Ltd.	18,875	870
Apartment Investment & Management Co.	54,032	860
Valley National Bancorp	60,568	856
American Financial Group Inc.	33,840	844
Greenhill & Co. Inc.	10,227	821
Endurance Specialty Holdings Ltd.	21,700	808
BancorpSouth Inc.	33,721	791
BRE Properties Inc.	23,615	781
* SVB Financial Group	18,534	773
National Retail Properties Inc.	35,909	762
Apollo Investment Corp.	79,374	756
Prosperity Bancshares Inc.	18,570	752
Omega Healthcare Investors Inc.	38,466	748
FirstMerit Corp.	37,125	748
* ProAssurance Corp.	13,810	742
* Alleghany Corp.	2,645	730
Westamerica Bancorporation	13,118	726
Washington Real Estate Investment Trust	26,153	721
* Stifel Financial Corp.	12,100	717
TCF Financial Corp.	51,818	706
Home Properties Inc.	14,789	706
Tanger Factory Outlet Centers	17,878	697
BioMed Realty Trust Inc.	44,120	696
Zions Bancorporation	54,207	695
Fulton Financial Corp.	79,047	689
Equity Lifestyle Properties Inc.	13,350	674
Entertainment Properties Trust	19,034	671
HRPT Properties Trust	103,460	669
American Campus Communities Inc.	23,786	668
Montpelier Re Holdings Ltd.	38,208	662
Brandywine Realty Trust	58,037	662
Popular Inc.	288,543	652

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2009

			Market
			Value
		Shares	($000)
	Douglas Emmett Inc.	45,159	644
	Protective Life Corp.	38,714	641
*	Forest City Enterprises Inc. Class A	54,318	640
	Mid-America Apartment Communities Inc.	13,168	636
	Ares Capital Corp.	50,582	630
*	Knight Capital Group Inc. Class A	39,668	611
	Trustmark Corp.	26,974	608
	LaSalle Hotel Properties	28,460	604
	Associated Banc-Corp	54,657	602
	Kilroy Realty Corp.	19,500	598
	Healthcare Realty Trust Inc.	27,655	593
	Developers Diversified Realty Corp.	63,736	590
*,^	Federal National Mortgage Assn.	498,802	589
	BOK Financial Corp.	12,212	580
	CBL & Associates Properties Inc.	59,404	574
	Hancock Holding Co.	13,055	572
	Potlatch Corp.	17,888	570
*	Signature Bank	17,851	569
	UMB Financial Corp.	14,321	564
	NewAlliance Bancshares Inc.	44,981	540
	Erie Indemnity Co. Class A	13,766	537
	East West Bancorp Inc.	33,948	536
*	Conseco Inc.	105,566	528
	Umpqua Holdings Corp.	39,027	523
	Zenith National Insurance Corp.	17,528	522
	Unitrin Inc.	23,351	515
	TFS Financial Corp.	41,704	506
	Northwest Bancshares Inc.	44,661	506
	Mercury General Corp.	12,855	505
	Delphi Financial Group Inc.	22,314	499
	Cash America International Inc.	13,987	489
	Old National Bancorp	39,124	486
	Iberiabank Corp.	9,000	484
	Max Capital Group Ltd.	21,600	482
	CapitalSource Inc.	120,902	480
	Franklin Street Properties Corp.	32,687	478
	DCT Industrial Trust Inc.	94,537	475
*	Piper Jaffray Cos.	9,220	467
	Redwood Trust Inc.	32,176	465
	Astoria Financial Corp.	37,095	461
	Hatteras Financial Corp.	16,292	456
	International Bancshares Corp.	24,020	455
	PS Business Parks Inc.	9,002	451
	EastGroup Properties Inc.	11,700	448
	Sovran Self Storage Inc.	12,480	446
*,^	Federal Home Loan Mortgage Corp.	302,728	445
	Extra Space Storage Inc.	38,079	440
	RLI Corp.	8,230	438
	Tower Group Inc.	18,701	438
	DiamondRock Hospitality Co.	51,385	435
	Post Properties Inc.	22,127	434
	MB Financial Inc.	21,562	425
*	Argo Group International Holdings Ltd.	14,517	423
*	PHH Corp.	25,647	413
	National Health Investors Inc.	11,000	407
*	KBW Inc.	14,836	406
	Glacier Bancorp Inc.	29,328	402
	United Bankshares Inc.	20,125	402
	First Financial Bankshares Inc.	7,410	402
	Synovus Financial Corp.	194,633	399
	Selective Insurance Group	23,700	390
	Capstead Mortgage Corp.	28,492	389
	Wilmington Trust Corp.	31,191	385
*	Investment Technology Group Inc.	19,537	385

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2009

		Market
		Value
	Shares	($000)
Whitney Holding Corp.	41,933	382
First Citizens BancShares Inc. Class A	2,259	370
Employers Holdings Inc.	23,839	366
Equity One Inc.	22,403	362
Medical Properties Trust Inc.	36,186	362
FNB Corp.	51,775	352
* Interactive Brokers Group Inc.	19,825	351
Webster Financial Corp.	29,280	348
* Forestar Group Inc.	15,641	344
* MF Global Ltd.	49,455	344
NBT Bancorp Inc.	16,653	339
* MGIC Investment Corp.	58,317	337
Anworth Mortgage Asset Corp.	47,646	334
Financial Federal Corp.	12,100	333
optionsXpress Holdings Inc.	21,367	330
* Navigators Group Inc.	6,993	329
Capitol Federal Financial	10,444	329
Sunstone Hotel Investors Inc.	35,950	319
Park National Corp.	5,324	313
American Capital Ltd.	127,371	311
* Ocwen Financial Corp.	32,350	310
Community Bank System Inc.	16,000	309
Wintrust Financial Corp.	10,032	309
Infinity Property & Casualty Corp.	7,441	302
* Allied Capital Corp.	83,497	301
* Alexander's Inc.	989	301
First Midwest Bancorp Inc.	27,454	299
* MBIA Inc.	74,856	298
Provident Financial Services Inc.	27,926	297
PacWest Bancorp	14,691	296
American National Insurance Co.	2,467	295
* Portfolio Recovery Associates Inc.	6,500	292
Brookline Bancorp Inc.	28,689	284
Prospect Capital Corp.	23,984	283
Chemical Financial Corp.	11,969	282
* Ezcorp Inc. Class A	16,338	281
Radian Group Inc.	38,253	280
DuPont Fabros Technology Inc.	15,387	277
Nelnet Inc. Class A	16,000	276
CVB Financial Corp.	31,575	273
Colonial Properties Trust	22,911	269
* Hilltop Holdings Inc.	22,838	266
Acadia Realty Trust	15,578	263
Lexington Realty Trust	43,108	262
National Penn Bancshares Inc.	45,194	262
Investors Real Estate Trust	29,024	261
* Texas Capital Bancshares Inc.	18,694	261
* Investors Bancorp Inc.	23,646	259
* Pico Holdings Inc.	7,896	258
City Holding Co.	7,927	256
Susquehanna Bancshares Inc.	42,818	252
Cousins Properties Inc.	32,637	249
* World Acceptance Corp.	6,937	249
First Financial Bancorp	16,882	246
LTC Properties Inc.	9,000	241
Inland Real Estate Corp.	29,454	240
Trustco Bank Corp.	38,059	240
Horace Mann Educators Corp.	19,085	239
Bank of the Ozarks Inc.	8,108	237
* First Cash Financial Services Inc.	10,600	235
Saul Centers Inc.	6,643	218
American Capital Agency Corp.	8,041	213
U-Store-It Trust	28,795	211
American Equity Investment Life Holding Co.	27,800	207

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2009

		Market
		Value
	Shares	($000)
Getty Realty Corp.	8,727	205
* Dollar Financial Corp.	8,600	203
S&T Bancorp Inc.	11,876	202
Home Bancshares Inc.	8,361	201
Sterling Bancshares Inc.	38,850	199
Amtrust Financial Services Inc.	16,445	194
* AMERISAFE Inc.	10,800	194
Cathay General Bancorp	25,230	190
Boston Private Financial Holdings Inc.	32,663	188
* MCG Capital Corp.	43,615	188
Safety Insurance Group Inc.	5,189	188
Simmons First National Corp. Class A	6,737	187
Provident New York Bancorp	22,130	187
Nara Bancorp Inc.	16,402	186
* Riskmetrics Group Inc.	11,636	185
* National Financial Partners Corp.	22,825	185
* Beneficial Mutual Bancorp Inc.	18,732	184
United Fire & Casualty Co.	10,001	182
Bank Mutual Corp.	26,271	182
* Ashford Hospitality Trust Inc.	38,841	180
Hercules Technology Growth Capital Inc.	17,107	178
BlackRock Kelso Capital Corp.	20,741	177
GFI Group Inc.	38,668	177
PrivateBancorp Inc. Class A	19,641	176
Harleysville Group Inc.	5,517	175
Columbia Banking System Inc.	10,634	172
Northfield Bancorp Inc.	12,700	172
* Citizens Inc.	26,169	171
First Commonwealth Financial Corp.	36,633	170
First Financial Corp.	5,581	170
Dime Community Bancshares	14,512	170
* Greenlight Capital Re Ltd. Class A	7,195	170
* iStar Financial Inc.	66,082	169
Meadowbrook Insurance Group Inc.	22,801	169
* Encore Capital Group Inc.	9,523	166
Harleysville National Corp.	25,581	165
Cedar Shopping Centers Inc.	23,600	160
Parkway Properties Inc.	7,669	160
Cardinal Financial Corp.	18,214	159
American Physicians Capital Inc.	5,199	158
* CNA Surety Corp.	10,410	155
MarketAxess Holdings Inc.	11,113	154
* Pinnacle Financial Partners Inc.	10,768	153
Westfield Financial Inc.	18,333	151
* TradeStation Group Inc.	19,117	151
* Altisource Portfolio Solutions SA	7,166	150
National Western Life Insurance Co. Class A	857	149
Independent Bank Corp.	7,000	146
Sun Communities Inc.	7,326	145
Southside Bancshares Inc.	7,367	145
Flagstone Reinsurance Holdings Ltd.	13,109	143
* Credit Acceptance Corp.	3,400	143
Evercore Partners Inc. Class A	4,700	143
BGC Partners Inc. Class A	30,530	141
WesBanco Inc.	11,385	140
Walter Investment Management Corp.	9,756	140
* eHealth Inc.	8,500	140
PMI Group Inc.	54,900	138
Advance America Cash Advance Centers Inc.	24,859	138
Phoenix Cos. Inc.	49,630	138
Community Trust Bancorp Inc.	5,623	137
First Bancorp	9,817	137
BankFinancial Corp.	13,840	137
Trico Bancshares	8,078	134

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2009

		Market
		Value
	Shares	($000)
Pennsylvania Real Estate Investment Trust	15,649	132
Duff & Phelps Corp. Class A	7,000	128
Suffolk Bancorp	4,300	128
* FPIC Insurance Group Inc.	3,300	127
Republic Bancorp Inc. Class A	6,160	127
* Tejon Ranch Co.	4,300	126
^ TowneBank	10,600	124
1st Source Corp.	7,693	124
SWS Group Inc.	10,221	124
Fifth Street Finance Corp.	11,511	124
NorthStar Realty Finance Corp.	35,998	123
Universal Health Realty Income Trust	3,852	123
Oritani Financial Corp.	8,664	119
Cohen & Steers Inc.	5,100	116
* Enstar Group Ltd.	1,593	116
ViewPoint Financial Group	7,847	113
StellarOne Corp.	11,315	113
* First Marblehead Corp.	52,451	112
OneBeacon Insurance Group Ltd. Class A	8,107	112
* GLG Partners Inc.	34,690	112
SCBT Financial Corp.	4,029	112
* Ambac Financial Group Inc.	134,271	111
* Safeguard Scientifics Inc.	10,753	111
SY Bancorp Inc.	5,189	111
German American Bancorp Inc.	6,797	110
Compass Diversified Holdings	8,570	109
First Potomac Realty Trust	8,695	109
NGP Capital Resources Co.	13,425	109
* FBR Capital Markets Corp.	17,632	109
FBL Financial Group Inc. Class A	5,883	109
First BanCorp	46,200	106
MVC Capital Inc.	9,000	106
* SeaBright Insurance Holdings Inc.	9,100	105
Calamos Asset Management Inc. Class A	9,004	104
Arrow Financial Corp.	4,142	104
Univest Corp. of Pennsylvania	5,905	104
* United America Indemnity Ltd. Class A	12,928	102
* United Community Banks Inc.	29,862	101
GAMCO Investors Inc.	2,093	101
* LaBranche & Co. Inc.	35,499	101
First Industrial Realty Trust Inc.	19,264	101
Flushing Financial Corp.	8,852	100
* PMA Capital Corp. Class A	15,612	98
Lakeland Financial Corp.	5,698	98
Urstadt Biddle Properties Inc. Class A	6,391	98
Oriental Financial Group Inc.	8,981	97
Danvers Bancorp Inc.	7,461	97
Tompkins Financial Corp.	2,390	97
ESSA Bancorp Inc.	8,266	97
Renasant Corp.	7,089	96
* Penson Worldwide Inc.	10,262	93
Wilshire Bancorp Inc.	11,250	92
Associated Estates Realty Corp.	8,108	91
Agree Realty Corp.	3,900	91
* Broadpoint Gleacher Securities Inc.	20,361	91
Berkshire Hills Bancorp Inc.	4,378	91
Presidential Life Corp.	9,800	90
* Bancorp Inc.	13,058	90
* FelCor Lodging Trust Inc.	24,868	90
First Financial Northwest Inc.	13,637	89
First Mercury Financial Corp.	6,441	88
State Auto Financial Corp.	4,617	85
EMC Insurance Group Inc.	3,895	84
Clifton Savings Bancorp Inc.	8,892	83

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2009

		Market
		Value
	Shares	($000)
Merchants Bancshares Inc.	3,611	82
Lakeland Bancorp Inc.	12,674	81
* International Assets Holding Corp.	5,546	81
* Taylor Capital Group Inc.	7,000	80
Life Partners Holdings Inc.	3,750	79
Maiden Holdings Ltd.	10,730	79
Great Southern Bancorp Inc.	3,677	79
Education Realty Trust Inc.	16,221	79
* Western Alliance Bancorp	20,740	78
Bancfirst Corp.	2,100	78
Donegal Group Inc. Class A	4,931	77
Westwood Holdings Group Inc.	2,100	76
Oppenheimer Holdings Inc. Class A	2,277	76
* Virginia Commerce Bancorp	20,165	75
Mission West Properties Inc.	10,188	73
Gladstone Commercial Corp.	5,300	71
Capital Southwest Corp.	901	71
Washington Trust Bancorp Inc.	4,493	70
Roma Financial Corp.	5,600	69
WSFS Financial Corp.	2,700	69
Ramco-Gershenson Properties Trust	7,210	69
Center Bancorp Inc.	7,678	68
Resource Capital Corp.	13,800	68
Medallion Financial Corp.	8,180	67
Stewart Information Services Corp.	5,820	66
* Primus Guaranty Ltd.	21,467	65
Penns Woods Bancorp Inc.	2,008	65
Camden National Corp.	1,992	65
Gladstone Capital Corp.	8,419	65
* Guaranty Bancorp	49,037	65
Baldwin & Lyons Inc.	2,573	63
Kearny Financial Corp.	6,281	63
Kite Realty Group Trust	15,523	63
First Merchants Corp.	10,627	63
Student Loan Corp.	1,350	63
National Bankshares Inc.	2,192	62
Northrim BanCorp Inc.	3,584	60
Consolidated-Tomoka Land Co.	1,700	59
Abington Bancorp Inc.	8,563	59
MainSource Financial Group Inc.	12,281	59
* Hanmi Financial Corp.	48,869	59
Government Properties Income Trust	2,544	58
Sandy Spring Bancorp Inc.	6,532	58
TICC Capital Corp.	9,386	57
Heartland Financial USA Inc.	3,955	57
US Global Investors Inc. Class A	4,600	57
* RAIT Financial Trust	42,555	56
* Maguire Properties Inc.	36,800	56
Ames National Corp.	2,615	55
* Strategic Hotels & Resorts Inc.	29,600	55
* Sun Bancorp Inc.	14,652	55
Gladstone Investment Corp.	11,924	54
Peapack Gladstone Financial Corp.	4,266	54
CoBiz Financial Inc.	11,273	54
Sanders Morris Harris Group Inc.	9,701	53
Capital City Bank Group Inc.	3,850	53
* Thomas Weisel Partners Group Inc.	13,900	53
First Financial Holdings Inc.	4,035	52
UMH Properties Inc.	6,159	52
Bryn Mawr Bank Corp.	3,402	51
* Asset Acceptance Capital Corp.	7,559	51
CapLease Inc.	11,600	51
First Busey Corp.	13,011	51
American National Bankshares Inc.	2,283	50

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2009

			Market
			Value
		Shares	($000)
	Heritage Financial Corp.	3,576	49
*	Ladenburg Thalmann Financial Services Inc.	76,300	49
	Cogdell Spencer Inc.	8,500	48
	Union Bankshares Corp.	3,850	48
	Pulaski Financial Corp.	7,046	47
*	United Community Financial Corp.	32,272	47
	Cypress Sharpridge Investments Inc.	3,441	46
	Peoples Bancorp Inc.	4,782	46
	United Financial Bancorp Inc.	3,474	46
	PennantPark Investment Corp.	5,100	45
*	Gramercy Capital Corp.	17,524	45
*	Citizens Republic Bancorp Inc.	65,562	45
	First South Bancorp Inc.	4,352	45
	Eastern Insurance Holdings Inc.	5,100	44
*	Arlington Asset Investment Corp. Class A	2,834	43
	Financial Institutions Inc.	3,651	43
*	Republic First Bancorp Inc.	10,019	43
	CFS Bancorp Inc.	13,200	43
	Glimcher Realty Trust	15,734	42
^	Old Second Bancorp Inc.	6,115	42
^	W Holding Co. Inc.	1,821	42
*	Newcastle Investment Corp.	19,931	42
	Wainwright Bank & Trust Co.	5,682	41
	Sterling Bancorp	5,785	41
	One Liberty Properties Inc.	4,626	41
	Hersha Hospitality Trust	12,700	40
	NYMAGIC Inc.	2,400	40
	Centerstate Banks Inc.	3,942	40
	LSB Corp.	4,028	40
*	Stratus Properties Inc.	3,604	40
*	Virtus Investment Partners Inc.	2,481	39
	K-Fed Bancorp	4,436	39
	OceanFirst Financial Corp.	3,436	39
	Southwest Bancorp Inc.	5,544	38
	State Bancorp Inc.	5,343	38
	Asta Funding Inc.	5,300	38
	Center Financial Corp.	8,115	37
	First Community Bancshares Inc.	3,079	37
	Kansas City Life Insurance Co.	1,200	36
*	Crawford & Co. Class B	9,050	36
	South Financial Group Inc.	53,734	35
	HF Financial Corp.	3,644	34
	Invesco Mortgage Capital Inc.	1,500	34
*	Avatar Holdings Inc.	1,994	34
*	American Safety Insurance Holdings Ltd.	2,300	33
*	Pacific Mercantile Bancorp	10,891	33
	Princeton National Bancorp Inc.	2,999	32
	PMC Commercial Trust	4,300	32
	Century Bancorp Inc. Class A	1,440	32
	Eastern Virginia Bankshares Inc.	4,460	32
*	AmeriServ Financial Inc.	18,587	31
	Winthrop Realty Trust	2,759	30
^	Green Bankshares Inc.	8,402	30
	Shore Bancshares Inc.	2,050	30
*	Amcore Financial Inc.	23,844	30
	Pacific Continental Corp.	2,550	29
*	Harris & Harris Group Inc.	6,200	28
	Heritage Commerce Corp.	7,000	28
*	Waterstone Financial Inc.	13,579	28
	Citizens & Northern Corp.	2,898	28
*	Tree.com Inc.	2,950	27
*	NewStar Financial Inc.	6,812	27
*,^	United Security Bancshares	5,985	26
	Pacific Capital Bancorp NA	27,202	26

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2009

			Market
			Value
		Shares	($000)
*	First Acceptance Corp.	13,145	26
	First Security Group Inc.	10,668	25
	Investors Title Co.	812	25
	American Physicians Service Group Inc.	1,090	25
	Jefferson Bancshares Inc.	5,200	23
	First Bancorp Inc.	1,500	23
	Monmouth Real Estate Investment Corp. Class A	3,100	23
	Federal Agricultural Mortgage Corp. Class A	3,500	23
	West Bancorporation Inc.	4,621	23
*	Macatawa Bank Corp.	10,455	23
	United Security Bancshares	1,292	22
	TF Financial Corp.	1,161	22
	Rewards Network Inc.	1,733	22
*	Central Pacific Financial Corp.	16,703	22
	BankAtlantic Bancorp Inc. Class A	16,689	22
*	Meridian Interstate Bancorp Inc.	2,492	22
*,^	Sterling Financial Corp.	34,860	22
	Resource America Inc. Class A	5,286	21
*	Eagle Bancorp Inc.	2,036	21
	CompuCredit Holdings Corp.	6,159	21
*	Unity Bancorp Inc.	5,069	20
	First of Long Island Corp.	800	20
	BancTrust Financial Group Inc.	7,033	20
*	Cardtronics Inc.	1,781	20
	Bank of Marin Bancorp	600	20
*	NewBridge Bancorp	8,369	19
	JMP Group Inc.	1,900	18
	Comm Bancorp Inc.	843	18
	First Defiance Financial Corp.	1,600	18
	Ameris Bancorp	2,457	18
*	Encore Bancshares Inc.	2,207	18
*	Intervest Bancshares Corp. Class A	5,348	18
*	Marlin Business Services Corp.	2,196	17
	Capital Bank Corp.	4,502	17
	MBT Financial Corp.	11,530	17
	HopFed Bancorp Inc.	1,815	17
*	Cowen Group Inc. Class A	2,900	17
	MutualFirst Financial Inc.	2,926	17
	Bridge Bancorp Inc.	700	17
*	Consumer Portfolio Services Inc.	14,200	16
	First Place Financial Corp.	5,836	16
	West Coast Bancorp	7,697	16
^	City Bank	9,265	16
	Thomas Properties Group Inc.	5,320	16
	Premierwest Bancorp	10,955	16
	Independence Holding Co.	2,602	15
	Farmers Capital Bank Corp.	1,430	15
	Smithtown Bancorp Inc.	2,454	15
	Hawthorn Bancshares Inc.	1,519	14
*	Reis Inc.	2,356	14
*	Arbor Realty Trust Inc.	7,200	14
	Colony Bankcorp Inc.	3,062	14
*	Cohen & Co. Inc.	2,883	14
*,^	Frontier Financial Corp.	3,970	14
	Cadence Financial Corp.	7,800	14
*	Superior Bancorp	4,089	13
	Provident Financial Holdings Inc.	4,832	13
	ESB Financial Corp.	1,000	13
	Kohlberg Capital Corp.	2,881	13
	Enterprise Financial Services Corp.	1,685	13
*	BCSB Bancorp Inc.	1,582	13
	Banner Corp.	4,700	13
	Camco Financial Corp.	6,536	12
	Dynex Capital Inc.	1,400	12

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2009

		Market
		Value
	Shares	($000)
Landmark Bancorp Inc./Manhattan KS	825	12
Wayne Savings Bancshares Inc.	2,079	12
Care Investment Trust Inc.	1,500	12
Meta Financial Group Inc.	554	12
* First Keystone Financial Inc.	958	11
* HMN Financial Inc.	2,621	11
Codorus Valley Bancorp Inc.	2,097	11
Citizens South Banking Corp.	2,237	10
QC Holdings Inc.	2,008	10
North Valley Bancorp	4,618	10
Independent Bank Corp.	13,405	10
Sierra Bancorp	1,200	9
First M&F Corp.	3,952	9
* Bank of Granite Corp.	16,417	8
Alliance Financial Corp.	300	8
* Deerfield Capital Corp.	1,764	8
* American Independence Corp.	1,770	8
CNB Financial Corp.	500	8
Capitol Bancorp Ltd.	3,990	8
Yadkin Valley Financial Corp.	2,100	8
Mercantile Bank Corp.	2,546	8
National Interstate Corp.	445	8
Cascade Bancorp	10,816	7
Seacoast Banking Corp. of Florida	4,564	7
Atlantic Coast Federal Corp.	4,745	7
First Federal Bancshares of Arkansas Inc.	2,933	7
* Capital Trust Inc. Class A	5,099	6
Diamond Hill Investment Group Inc.	100	6
Federal Agricultural Mortgage Corp.	900	6
Rockville Financial Inc.	600	6
* Metro Bancorp Inc.	500	6
^ Hampton Roads Bankshares Inc.	3,592	6
BRT Realty Trust	1,187	6
* TierOne Corp.	8,416	6
FNB United Corp.	4,656	6
Integra Bank Corp.	7,550	6
* Royal Bancshares of Pennsylvania Inc.	4,060	5
Epoch Holding Corp.	500	5
Ameriana Bancorp	1,926	5
* TIB Financial Corp.	7,640	5
* PAB Bankshares Inc.	2,196	5
NASB Financial Inc.	200	5
* First State Bancorporation	10,265	4
* Anchor Bancorp Wisconsin Inc.	6,479	4
Preferred Bank	2,123	4
* ZipRealty Inc.	900	3
* Midwest Banc Holdings Inc.	8,097	3
* Vestin Realty Mortgage II Inc.	1,269	3
* Affirmative Insurance Holdings Inc.	500	2
Main Street Capital Corp.	100	2
* AMV Liquidating Trust	13,300	1
* Valley National Bancorp Warrants Exp. 6/30/15	570	1
First United Corp.	200	1
* Fidelity Southern Corp.	305	1
Southern Community Financial Corp.	400	1
Community Capital Corp.	299	1
Cascade Financial Corp.	375	1
* Grubb & Ellis Co.	600	1
* EBS Litigation L.L.C.	6,856	—
Teton Advisors Inc. Class B	31	—
		834,452
Health Care (7.7%)
Johnson & Johnson	1,233,145	79,427
Pfizer Inc.	3,608,511	65,639

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2009

		Market
		Value
	Shares	($000)
Merck & Co. Inc.	1,366,752	49,941
Abbott Laboratories	691,679	37,344
* Amgen Inc.	454,356	25,703
Medtronic Inc.	496,516	21,837
Bristol-Myers Squibb Co.	765,913	19,339
* Gilead Sciences Inc.	404,603	17,511
Eli Lilly & Co.	462,708	16,523
UnitedHealth Group Inc.	520,075	15,852
Baxter International Inc.	269,626	15,822
* Medco Health Solutions Inc.	211,963	13,547
* WellPoint Inc.	212,577	12,391
* Celgene Corp.	205,154	11,423
Covidien PLC	224,746	10,763
* Express Scripts Inc.	116,601	10,080
* Thermo Fisher Scientific Inc.	182,623	8,709
Allergan Inc.	136,001	8,569
Becton Dickinson and Co.	107,100	8,446
McKesson Corp.	119,091	7,443
* Biogen Idec Inc.	129,248	6,915
Stryker Corp.	133,415	6,720
Aetna Inc.	195,275	6,190
* Boston Scientific Corp.	674,518	6,071
* Genzyme Corp.	120,924	5,926
* St Jude Medical Inc.	155,662	5,725
* Zimmer Holdings Inc.	95,873	5,667
Cardinal Health Inc.	161,087	5,193
* Intuitive Surgical Inc.	16,973	5,148
* Forest Laboratories Inc.	134,935	4,333
CIGNA Corp.	122,015	4,303
Quest Diagnostics Inc.	70,600	4,263
* Life Technologies Corp.	78,874	4,120
* Vertex Pharmaceuticals Inc.	86,050	3,687
* Hospira Inc.	72,033	3,674
* Laboratory Corp. of America Holdings	48,377	3,621
AmerisourceBergen Corp. Class A	133,892	3,491
CR Bard Inc.	43,947	3,423
* Humana Inc.	75,843	3,329
* DaVita Inc.	46,936	2,757
* Waters Corp.	43,009	2,665
* Varian Medical Systems Inc.	56,090	2,628
* Cerner Corp.	31,124	2,566
* Mylan Inc.	136,627	2,518
* Human Genome Sciences Inc.	81,515	2,494
DENTSPLY International Inc.	63,157	2,221
* Edwards Lifesciences Corp.	25,493	2,214
* Henry Schein Inc.	40,352	2,123
* Cephalon Inc.	33,627	2,099
Beckman Coulter Inc.	30,876	2,021
* CareFusion Corp.	80,593	2,016
* Alexion Pharmaceuticals Inc.	39,342	1,921
* Millipore Corp.	25,186	1,822
* ResMed Inc.	34,354	1,796
* Watson Pharmaceuticals Inc.	44,875	1,777
IMS Health Inc.	82,799	1,744
* Illumina Inc.	55,828	1,711
* Hologic Inc.	114,765	1,664
* Coventry Health Care Inc.	67,774	1,646
* Covance Inc.	29,139	1,590
* Mettler-Toledo International Inc.	15,037	1,579
* Dendreon Corp.	59,133	1,554
* Community Health Systems Inc.	42,271	1,505
* Warner Chilcott PLC Class A	51,301	1,461
* Inverness Medical Innovations Inc.	34,577	1,435
* IDEXX Laboratories Inc.	26,570	1,420

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2009

			Market
			Value
		Shares	($000)
	Perrigo Co.	35,255	1,405
*	King Pharmaceuticals Inc.	111,639	1,370
	Omnicare Inc.	53,244	1,287
*	Mednax Inc.	21,014	1,263
	Universal Health Services Inc. Class B	40,594	1,238
*	Tenet Healthcare Corp.	216,089	1,165
*	Patterson Cos. Inc.	41,156	1,152
*	Lincare Holdings Inc.	30,476	1,131
*	United Therapeutics Corp.	21,380	1,126
*	Myriad Genetics Inc.	42,974	1,122
	Pharmaceutical Product Development Inc.	47,778	1,120
*	Valeant Pharmaceuticals International	35,148	1,117
*	Health Net Inc.	46,724	1,088
	Techne Corp.	15,774	1,081
*	Endo Pharmaceuticals Holdings Inc.	52,689	1,081
	PerkinElmer Inc.	52,440	1,080
*	Charles River Laboratories International Inc.	30,275	1,020
	Teleflex Inc.	18,214	982
*	Gen-Probe Inc.	22,520	966
*	VCA Antech Inc.	38,100	949
*	Kinetic Concepts Inc.	24,522	923
*	Amylin Pharmaceuticals Inc.	63,390	899
*	BioMarin Pharmaceutical Inc.	45,005	847
*	Bio-Rad Laboratories Inc. Class A	8,505	820
*	OSI Pharmaceuticals Inc.	26,074	809
*	Health Management Associates Inc. Class A	111,004	807
*	Onyx Pharmaceuticals Inc.	27,458	806
	Owens & Minor Inc.	18,670	801
	Cooper Cos. Inc.	20,298	774
*	LifePoint Hospitals Inc.	23,171	753
	Medicis Pharmaceutical Corp. Class A	27,592	746
*	Healthsouth Corp.	39,748	746
	STERIS Corp.	26,237	734
*	Thoratec Corp.	26,062	702
*	Regeneron Pharmaceuticals Inc.	28,984	701
*	WellCare Health Plans Inc.	18,959	697
*	Emergency Medical Services Corp. Class A	12,711	688
*	Masimo Corp.	21,992	669
*	Magellan Health Services Inc.	16,415	669
*	Varian Inc.	12,930	666
	Hill-Rom Holdings Inc.	27,713	665
*	Immucor Inc.	31,680	641
*	American Medical Systems Holdings Inc.	33,192	640
*	AMERIGROUP Corp.	23,726	640
*	Auxilium Pharmaceuticals Inc.	21,200	636
*	Haemonetics Corp.	11,462	632
*	Salix Pharmaceuticals Ltd.	24,446	621
*,^	Amedisys Inc.	12,734	618
*	PSS World Medical Inc.	27,350	617
*	Catalyst Health Solutions Inc.	16,750	611
*	Brookdale Senior Living Inc.	32,286	587
*	Allscripts-Misys Healthcare Solutions Inc.	28,900	585
*	Dionex Corp.	7,900	584
	West Pharmaceutical Services Inc.	14,675	575
*	HMS Holdings Corp.	11,633	566
*	NuVasive Inc.	17,050	545
	Quality Systems Inc.	8,500	534
*	Psychiatric Solutions Inc.	24,966	528
*	Sirona Dental Systems Inc.	16,176	513
*	Cubist Pharmaceuticals Inc.	26,906	510
	Chemed Corp.	10,500	504
*	Medivation Inc.	13,315	501
*	Isis Pharmaceuticals Inc.	43,625	484
*	Eclipsys Corp.	25,200	467

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2009

			Market
			Value
		Shares	($000)
*	athenahealth Inc.	10,300	466
*	Acorda Therapeutics Inc.	18,140	457
*	Align Technology Inc.	25,261	450
*	Incyte Corp. Ltd.	49,182	448
*	Centene Corp.	20,500	434
*	Par Pharmaceutical Cos. Inc.	15,627	423
*	Alkermes Inc.	44,114	415
*	Savient Pharmaceuticals Inc.	29,961	408
*	ev3 Inc.	29,837	398
*	Seattle Genetics Inc.	38,886	395
	Meridian Bioscience Inc.	18,208	392
*	Integra LifeSciences Holdings Corp.	10,601	390
*	Nektar Therapeutics	41,676	388
	PDL BioPharma Inc.	56,495	388
*	Healthspring Inc.	22,000	387
*	Wright Medical Group Inc.	20,400	387
*	Parexel International Corp.	27,200	384
	Invacare Corp.	15,307	382
*	Volcano Corp.	21,009	365
*	Gentiva Health Services Inc.	13,331	360
*	Amsurg Corp. Class A	16,300	359
*	Bruker Corp.	29,664	358
*	Conmed Corp.	15,640	357
*	Exelixis Inc.	48,305	356
*	Cepheid Inc.	26,922	336
*	Healthways Inc.	18,313	336
*	Viropharma Inc.	38,631	324
*	Phase Forward Inc.	20,914	321
*	Cyberonics Inc.	15,400	315
*	AMAG Pharmaceuticals Inc.	8,033	305
*	Martek Biosciences Corp.	15,984	303
*	Theravance Inc.	23,038	301
	Landauer Inc.	4,900	301
*,^	MannKind Corp.	33,595	294
*	Conceptus Inc.	15,600	293
*	Alnylam Pharmaceuticals Inc.	16,500	291
*	Vivus Inc.	30,814	283
*	Kindred Healthcare Inc.	15,232	281
*	Luminex Corp.	18,616	278
*	Abaxis Inc.	10,700	273
*	Celera Corp.	39,557	273
*	Bio-Reference Labs Inc.	6,944	272
*	Enzon Pharmaceuticals Inc.	25,691	271
*	RehabCare Group Inc.	8,832	269
*	inVentiv Health Inc.	16,315	264
*	PharMerica Corp.	16,254	258
	Computer Programs & Systems Inc.	5,600	258
*	Halozyme Therapeutics Inc.	43,100	253
*	Merit Medical Systems Inc.	12,839	248
*	Natus Medical Inc.	16,600	246
*	MedAssets Inc.	11,500	244
*	Hanger Orthopedic Group Inc.	17,635	244
*	Momenta Pharmaceuticals Inc.	19,200	242
*	Greatbatch Inc.	12,541	241
*	InterMune Inc.	18,200	237
	Analogic Corp.	5,900	227
*	Geron Corp.	40,580	225
*	XenoPort Inc.	11,900	221
*	ICU Medical Inc.	6,000	219
*	Impax Laboratories Inc.	16,033	218
*	Medicines Co.	26,016	217
*	Affymetrix Inc.	36,894	215
*	Zoll Medical Corp.	8,000	214
*	Emeritus Corp.	11,336	213

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2009

			Market
			Value
		Shares	($000)
*	Universal American Corp.	17,857	209
*	Quidel Corp.	15,000	207
*	Odyssey HealthCare Inc.	13,000	203
*	Facet Biotech Corp.	11,439	201
*	Omnicell Inc.	17,100	200
*	LHC Group Inc.	5,900	198
*	Immunogen Inc.	24,400	192
*	AMN Healthcare Services Inc.	20,805	188
*	Allos Therapeutics Inc.	28,177	185
*	Corvel Corp.	5,456	183
*	SonoSite Inc.	7,700	182
*	Abraxis Bioscience Inc.	4,441	180
*	ABIOMED Inc.	20,500	179
*	Cross Country Healthcare Inc.	17,700	175
*	Assisted Living Concepts Inc. Class A	6,644	175
*	Endologix Inc.	32,493	172
*	BioScrip Inc.	20,408	171
*	Neogen Corp.	7,203	170
*	OraSure Technologies Inc.	33,390	170
*	Air Methods Corp.	5,000	168
*	Orthofix International NV	5,401	167
*	Nabi Biopharmaceuticals	34,071	167
*	Medical Action Industries Inc.	10,350	166
*	Inspire Pharmaceuticals Inc.	29,885	165
*	Sun Healthcare Group Inc.	17,929	164
*	NxStage Medical Inc.	19,600	164
*	Spectranetics Corp.	23,396	163
*	Pharmasset Inc.	7,700	159
*	MWI Veterinary Supply Inc.	4,100	155
*	Metabolix Inc.	13,884	154
*	Orthovita Inc.	43,416	152
*	IPC The Hospitalist Co. Inc.	4,550	151
*	Rigel Pharmaceuticals Inc.	15,889	151
*	Immunomedics Inc.	45,675	147
*	Genoptix Inc.	4,100	146
*	Accuray Inc.	25,957	146
*	Affymax Inc.	5,854	145
*	Somanetics Corp.	8,183	144
*	Clinical Data Inc.	7,800	142
*	Pain Therapeutics Inc.	26,500	142
*	Sangamo Biosciences Inc.	23,683	140
*	Insulet Corp.	9,800	140
*	Ligand Pharmaceuticals Inc. Class B	64,280	139
*	Cypress Bioscience Inc.	24,077	139
*	American Dental Partners Inc.	10,709	138
*	Res-Care Inc.	12,200	137
*,^	Cell Therapeutics Inc.	119,610	136
*	SurModics Inc.	5,945	135
*	IRIS International Inc.	10,700	132
*	US Physical Therapy Inc.	7,800	132
*	Targacept Inc.	6,282	131
*	DexCom Inc.	15,800	128
*	Continucare Corp.	29,035	127
*	Symmetry Medical Inc.	15,100	122
*	Arena Pharmaceuticals Inc.	34,008	121
*	Zymogenetics Inc.	18,875	121
*,^	Novavax Inc.	45,222	120
*	TomoTherapy Inc.	30,606	119
*	Maxygen Inc.	19,491	119
*	Sequenom Inc.	28,330	117
*	Questcor Pharmaceuticals Inc.	24,622	117
*	Triple-S Management Corp. Class B	6,635	117
*	eResearchTechnology Inc.	19,350	116
*	Lexicon Pharmaceuticals Inc.	67,009	114

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2009

		Market
		Value
	Shares	($000)
* Optimer Pharmaceuticals Inc.	9,900	112
* Kensey Nash Corp.	4,291	109
* AMICAS Inc.	20,076	109
* Micromet Inc.	16,130	107
* Albany Molecular Research Inc.	11,811	107
* Molina Healthcare Inc.	4,618	106
America Service Group Inc.	6,643	105
* Akorn Inc.	56,444	101
* Hi-Tech Pharmacal Co. Inc.	3,513	99
* NPS Pharmaceuticals Inc.	28,946	98
* Accelrys Inc.	17,107	98
* Palomar Medical Technologies Inc.	9,700	98
* HealthTronics Inc.	34,556	91
* Cantel Medical Corp.	4,500	91
* CryoLife Inc.	14,000	90
* Rural/Metro Corp.	14,870	89
* SuperGen Inc.	33,900	89
* BioMimetic Therapeutics Inc.	7,381	88
National Healthcare Corp.	2,400	87
* Dyax Corp.	25,397	86
* Array Biopharma Inc.	29,985	84
* Genomic Health Inc.	4,300	84
* Protalix BioTherapeutics Inc.	12,700	84
* RTI Biologics Inc.	21,863	84
* Rochester Medical Corp.	7,086	79
* Capital Senior Living Corp.	15,700	79
* Durect Corp.	31,841	79
* Arqule Inc.	21,301	79
* Progenics Pharmaceuticals Inc.	17,436	77
* BioCryst Pharmaceuticals Inc.	11,700	76
* Almost Family Inc.	1,900	75
* Pozen Inc.	12,462	75
* Kendle International Inc.	4,000	73
* Vital Images Inc.	5,700	72
* Angiodynamics Inc.	4,493	72
* Peregrine Pharmaceuticals Inc.	23,676	70
* Merge Healthcare Inc.	20,581	69
* Sunrise Senior Living Inc.	21,300	69
* Cadence Pharmaceuticals Inc.	7,068	68
* Hooper Holmes Inc.	63,605	67
* Pharmacyclics Inc.	21,228	67
* Emergent Biosolutions Inc.	4,800	65
Atrion Corp.	400	62
* Alliance HealthCare Services Inc.	10,800	62
* Neurocrine Biosciences Inc.	22,534	61
* Anika Therapeutics Inc.	8,000	61
* Vanda Pharmaceuticals Inc.	5,400	61
* Cambrex Corp.	10,772	60
* Five Star Quality Care Inc.	17,293	60
* KV Pharmaceutical Co. Class A	16,333	60
* Medidata Solutions Inc.	3,800	59
* StemCells Inc.	46,900	59
* Ariad Pharmaceuticals Inc.	25,812	59
* Alphatec Holdings Inc.	11,000	59
* Sciclone Pharmaceuticals Inc.	25,157	59
* Depomed Inc.	17,306	58
* CytRx Corp.	51,700	58
* GenVec Inc.	47,497	57
* Myriad Pharmaceuticals Inc.	11,168	56
* ATS Medical Inc.	17,226	56
* Stereotaxis Inc.	14,107	55
* Ardea Biosciences Inc.	3,870	54
* Curis Inc.	16,670	54
* Orexigen Therapeutics Inc.	7,000	52

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2009

			Market
			Value
		Shares	($000)
	Young Innovations Inc.	2,100	52
*	Santarus Inc.	11,122	51
*	Enzo Biochem Inc.	9,435	51
*	Providence Service Corp.	3,100	49
*	Medcath Corp.	5,899	47
*	Hansen Medical Inc.	15,321	46
*	Anadys Pharmaceuticals Inc.	21,879	46
*	XOMA Ltd.	65,000	45
*	Skilled Healthcare Group Inc.	6,000	45
*	Caliper Life Sciences Inc.	17,380	45
*	SIGA Technologies Inc.	7,433	43
*	Adolor Corp.	29,428	43
*	AVI BioPharma Inc.	29,300	43
*	Entremed Inc.	53,110	42
*	LCA-Vision Inc.	8,112	42
*	NovaMed Inc.	10,600	41
*	Allion Healthcare Inc.	6,100	40
*	Vical Inc.	12,115	40
*	BMP Sunstone Corp.	6,943	39
*	Clarient Inc.	14,890	39
*	National Dentex Corp.	3,896	39
*	Micrus Endovascular Corp.	2,600	39
*	Allied Healthcare International Inc.	13,317	39
*	Synovis Life Technologies Inc.	2,995	39
*	Spectrum Pharmaceuticals Inc.	8,500	38
*	Osiris Therapeutics Inc.	5,258	38
*	Corcept Therapeutics Inc.	13,426	37
*	GTx Inc.	8,800	37
*	Idenix Pharmaceuticals Inc.	17,134	37
*	Cerus Corp.	18,474	37
	Psychemedics Corp.	4,980	37
*	Nighthawk Radiology Holdings Inc.	7,985	36
*	Obagi Medical Products Inc.	3,000	36
*	Celldex Therapeutics Inc.	7,537	35
*,^	Generex Biotechnology Corp.	66,500	35
	Ensign Group Inc.	2,292	35
*	Discovery Laboratories Inc.	56,046	35
*	Chindex International Inc.	2,400	34
*	Columbia Laboratories Inc.	30,465	33
*	Caraco Pharmaceutical Laboratories Ltd.	5,444	33
*	Icad Inc.	21,400	33
	Trimeris Inc.	12,404	32
*	Telik Inc.	39,883	30
*	Cardiac Science Corp.	13,656	30
*	Exactech Inc.	1,758	30
*	BioSphere Medical Inc.	10,860	30
*	Biolase Technology Inc.	15,314	29
*	Javelin Pharmaceuticals Inc.	21,776	28
*	Penwest Pharmaceuticals Co.	10,450	27
*	Matrixx Initiatives Inc.	6,300	27
*	Harvard Bioscience Inc.	7,434	27
*	Aastrom Biosciences Inc.	83,800	26
*	CardioNet Inc.	4,200	25
*	Candela Corp.	8,123	25
*	PDI Inc.	5,100	25
*	ISTA Pharmaceuticals Inc.	5,337	24
*	Exact Sciences Corp.	7,166	24
*	Cutera Inc.	2,800	24
*	Insmed Inc.	30,050	23
*	Osteotech Inc.	7,187	23
*	AVANIR Pharmaceuticals Inc.	12,100	23
*	Electro-Optical Sciences Inc.	2,204	23
*	Idera Pharmaceuticals Inc.	4,300	22
*	Cytokinetics Inc.	7,525	22

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2009

			Market
			Value
		Shares	($000)
*	Acadia Pharmaceuticals Inc.	15,540	21
*,^	Hemispherx Biopharma Inc.	35,200	20
*	ThermoGenesis Corp.	33,937	19
*	Hythiam Inc.	43,818	19
*	Delcath Systems Inc.	3,698	19
*	MiddleBrook Pharmaceuticals Inc.	36,023	18
*	Cel-Sci Corp.	19,362	17
*	Theragenics Corp.	11,916	16
*	Opko Health Inc.	8,400	15
*	Cynosure Inc. Class A	1,300	15
*	Orthologic Corp.	20,010	14
*	OncoGenex Pharmaceutical Inc.	636	14
*	Synta Pharmaceuticals Corp.	2,800	14
*	Animal Health International Inc.	5,800	14
*	RXi Pharmaceuticals Corp.	2,936	13
*	Cytori Therapeutics Inc.	2,200	13
*	MAKO Surgical Corp.	1,200	13
*	Strategic Diagnostics Inc.	9,612	13
*	Orchid Cellmark Inc.	7,589	13
*	ADVENTRX Pharmaceuticals Inc.	35,400	12
*	Repligen Corp.	2,900	12
*	OTIX Global Inc.	13,930	12
*	RadNet Inc.	5,579	11
*	CPEX Pharmaceuticals Inc.	940	11
*	AspenBio Pharma Inc.	6,000	10
*	Infinity Pharmaceuticals Inc.	1,525	9
*	Alexza Pharmaceuticals Inc.	3,696	9
*	Poniard Pharmaceuticals Inc.	4,773	9
*	NMT Medical Inc.	3,531	9
*	Biodel Inc.	2,000	9
*	Biosante Pharmaceuticals Inc.	5,715	8
*	OXiGENE Inc.	6,748	8
*	Staar Surgical Co.	2,300	7
*	MAP Pharmaceuticals Inc.	700	7
*	Dynavax Technologies Corp.	4,363	6
*	Antigenics Inc.	8,912	6
*	Inovio Biomedical Corp.	4,600	5
*	Biospecifics Technologies Corp.	166	5
*	IVAX Diagnostics Inc.	8,700	4
*	Mediware Information Systems	500	4
*	Dusa Pharmaceuticals Inc.	2,300	4
*	SCOLR Pharma Inc.	6,600	3
*	Arrowhead Research Corp.	5,498	3
*	Digirad Corp.	1,200	3
*	Health Grades Inc.	400	2
*	Dialysis Corp. Of America	200	1
*	Inhibitex Inc.	1,400	1
*	EpiCept Corp.	1,913	1
*	Chelsea Therapeutics International Inc.	400	1
*	Combinatorx Inc.	1,300	1
*	GTC Biotherapeutics Inc.	1,398	1
*	Vascular Solutions Inc.	100	1
*	Bovie Medical Corp.	100	1
*	Palatin Technologies Inc.	1,600	1
*	Repros Therapeutics Inc.	700	1
			690,522
Industrials (6.6%)
	General Electric Co.	4,755,320	71,948
	United Technologies Corp.	400,055	27,768
	3M Co.	296,769	24,534
	United Parcel Service Inc. Class B	314,256	18,029
	Boeing Co.	308,725	16,711
	Caterpillar Inc.	277,925	15,839
	Burlington Northern Santa Fe Corp.	152,101	15,000

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2009

			Market
			Value
		Shares	($000)
	Union Pacific Corp.	225,632	14,418
	Emerson Electric Co.	336,255	14,324
	Honeywell International Inc.	319,667	12,531
	FedEx Corp.	132,730	11,076
	Lockheed Martin Corp.	146,097	11,008
	Deere & Co.	189,228	10,235
	General Dynamics Corp.	146,391	9,979
	Danaher Corp.	121,579	9,143
	Illinois Tool Works Inc.	190,162	9,126
	Raytheon Co.	173,122	8,919
	Norfolk Southern Corp.	164,424	8,619
	CSX Corp.	175,461	8,508
	Tyco International Ltd.	212,153	7,570
	Northrop Grumman Corp.	135,213	7,552
	Waste Management Inc.	209,416	7,080
	Precision Castparts Corp.	62,677	6,916
	PACCAR Inc.	154,355	5,598
	Ingersoll-Rand PLC	142,745	5,102
	Republic Services Inc. Class A	169,604	4,801
	L-3 Communications Holdings Inc.	52,121	4,532
	Eaton Corp.	70,299	4,472
	CH Robinson Worldwide Inc.	75,767	4,450
*	Delta Air Lines Inc.	350,268	3,986
	Cummins Inc.	85,720	3,931
	Rockwell Collins Inc.	70,509	3,903
	Parker Hannifin Corp.	71,784	3,868
	ITT Corp.	77,482	3,854
	Southwest Airlines Co.	331,754	3,792
	Fluor Corp.	80,390	3,621
	Goodrich Corp.	55,425	3,561
	Dover Corp.	83,222	3,463
	Expeditors International of Washington Inc.	94,862	3,295
	Cooper Industries PLC	74,558	3,179
	Rockwell Automation Inc.	63,523	2,984
*,^	First Solar Inc.	20,789	2,815
	WW Grainger Inc.	28,243	2,735
*	McDermott International Inc.	103,780	2,492
	Fastenal Co.	59,746	2,488
	Flowserve Corp.	25,020	2,365
	Joy Global Inc.	45,675	2,356
	Textron Inc.	121,888	2,293
	Masco Corp.	160,983	2,223
	Roper Industries Inc.	41,147	2,155
	Pitney Bowes Inc.	93,741	2,134
*	Jacobs Engineering Group Inc.	56,000	2,106
	RR Donnelley & Sons Co.	91,806	2,045
*	Stericycle Inc.	36,662	2,023
	Dun & Bradstreet Corp.	23,526	1,985
	Manpower Inc.	34,976	1,909
	Pall Corp.	52,700	1,908
	Bucyrus International Inc. Class A	33,550	1,891
*	Iron Mountain Inc.	82,659	1,881
*	Quanta Services Inc.	88,402	1,842
	AMETEK Inc.	48,089	1,839
	Equifax Inc.	56,487	1,745
	Robert Half International Inc.	64,535	1,725
*	URS Corp.	38,031	1,693
*	Foster Wheeler AG	56,502	1,663
	Avery Dennison Corp.	45,399	1,657
	Stanley Works	31,925	1,644
	Cintas Corp.	61,512	1,602
	Oshkosh Corp.	39,108	1,448
*	Kansas City Southern	43,350	1,443
	Donaldson Co. Inc.	32,757	1,393

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2009

		Market
		Value
	Shares	($000)
KBR Inc.	73,200	1,391
Pentair Inc.	42,660	1,378
* AGCO Corp.	41,603	1,345
* Alliant Techsystems Inc.	15,020	1,326
JB Hunt Transport Services Inc.	40,390	1,303
* Corrections Corp. of America	51,822	1,272
* IHS Inc. Class A	22,697	1,244
* Verisk Analytics Inc. Class A	40,800	1,235
SPX Corp.	22,043	1,206
* Waste Connections Inc.	36,050	1,202
* Copart Inc.	32,024	1,173
Harsco Corp.	36,146	1,165
* AMR Corp.	147,976	1,144
IDEX Corp.	36,253	1,129
* Continental Airlines Inc. Class B	62,089	1,113
Hubbell Inc. Class B	23,449	1,109
* Navistar International Corp.	28,479	1,101
Snap-On Inc.	25,935	1,096
* FTI Consulting Inc.	23,080	1,088
* Shaw Group Inc.	37,606	1,081
* Aecom Technology Corp.	39,264	1,080
Ryder System Inc.	24,950	1,027
Lincoln Electric Holdings Inc.	19,025	1,017
* BE Aerospace Inc.	43,157	1,014
* Covanta Holding Corp.	55,753	1,009
* Hertz Global Holdings Inc.	83,200	992
Gardner Denver Inc.	23,292	991
* UAL Corp.	75,222	971
* Terex Corp.	48,700	965
Kennametal Inc.	36,882	956
* Spirit Aerosystems Holdings Inc. Class A	47,810	950
Carlisle Cos. Inc.	27,512	943
* Monster Worldwide Inc.	53,903	938
MSC Industrial Direct Co. Class A	19,754	928
Towers Watson & Co. Class A	19,190	912
Landstar System Inc.	23,070	894
* Owens Corning	34,497	885
Timken Co.	36,995	877
Wabtec Corp.	20,914	854
Nordson Corp.	13,959	854
Regal-Beloit Corp.	16,400	852
* Thomas & Betts Corp.	23,732	849
TransDigm Group Inc.	17,800	845
* GrafTech International Ltd.	54,098	841
Lennox International Inc.	21,205	828
* Kirby Corp.	23,000	801
* EMCOR Group Inc.	29,600	796
* American Superconductor Corp.	19,208	786
Con-way Inc.	22,126	772
Graco Inc.	26,891	768
CLARCOR Inc.	22,870	742
* Tetra Tech Inc.	27,038	735
Woodward Governor Co.	27,400	706
* General Cable Corp.	23,352	687
Brady Corp. Class A	22,762	683
Acuity Brands Inc.	19,012	678
Toro Co.	16,100	673
Curtiss-Wright Corp.	20,868	654
Valmont Industries Inc.	8,257	648
Crane Co.	20,997	643
UTi Worldwide Inc.	44,328	635
Alexander & Baldwin Inc.	18,429	631
* Clean Harbors Inc.	10,565	630
Trinity Industries Inc.	35,388	617

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2009

		Market
		Value
	Shares	($000)
Watsco Inc.	12,600	617
* United Stationers Inc.	10,619	604
* Avis Budget Group Inc.	45,793	601
Manitowoc Co. Inc.	60,148	600
GATX Corp.	20,636	593
* MPS Group Inc.	43,151	593
* JetBlue Airways Corp.	108,411	591
* Teledyne Technologies Inc.	15,321	588
* SunPower Corp. Class A	24,700	585
Actuant Corp. Class A	30,960	574
Baldor Electric Co.	20,419	574
* Alaska Air Group Inc.	16,378	566
* Hexcel Corp.	43,400	563
* Moog Inc. Class A	19,000	555
* Genesee & Wyoming Inc. Class A	16,919	552
Granite Construction Inc.	16,277	548
* Esterline Technologies Corp.	13,300	542
Knight Transportation Inc.	27,965	539
Kaydon Corp.	14,888	532
* WESCO International Inc.	18,725	506
* Geo Group Inc.	23,000	503
Simpson Manufacturing Co. Inc.	18,300	492
Brink's Co.	20,156	491
HNI Corp.	17,635	487
* EnerSys	21,380	468
* HUB Group Inc. Class A	17,307	464
Belden Inc.	20,925	459
AO Smith Corp.	10,545	458
Werner Enterprises Inc.	22,177	439
* USG Corp.	31,200	438
Skywest Inc.	25,900	438
Briggs & Stratton Corp.	23,396	438
Heartland Express Inc.	28,018	428
ESCO Technologies Inc.	11,800	423
ABM Industries Inc.	20,350	420
* Insituform Technologies Inc. Class A	18,400	418
* SunPower Corp. Class B	19,894	417
* AAR Corp.	18,100	416
Mueller Industries Inc.	16,629	413
Watts Water Technologies Inc. Class A	13,211	408
Rollins Inc.	21,150	408
* Resources Connection Inc.	19,200	407
Herman Miller Inc.	25,487	407
Mine Safety Appliances Co.	15,302	406
* II-VI Inc.	12,700	404
Otter Tail Corp.	16,268	403
Healthcare Services Group Inc.	18,642	400
* SYKES Enterprises Inc.	15,667	399
* Orbital Sciences Corp.	26,000	397
Applied Industrial Technologies Inc.	17,689	390
* CoStar Group Inc.	9,317	389
* Old Dominion Freight Line Inc.	12,550	385
* Korn/Ferry International	22,900	378
Triumph Group Inc.	7,806	377
* Middleby Corp.	7,453	365
Forward Air Corp.	14,553	365
Corporate Executive Board Co.	15,845	362
Mueller Water Products Inc. Class A	69,074	359
* Navigant Consulting Inc.	24,078	358
* MasTec Inc.	28,575	357
American Science & Engineering Inc.	4,700	356
* Armstrong World Industries Inc.	9,156	356
Deluxe Corp.	24,037	356
* Griffon Corp.	29,090	355

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2009

			Market
			Value
		Shares	($000)
*	Beacon Roofing Supply Inc.	22,075	353
	Barnes Group Inc.	20,864	353
	Robbins & Myers Inc.	14,800	348
	Arkansas Best Corp.	11,800	347
*	US Airways Group Inc.	67,622	327
*	Allegiant Travel Co. Class A	6,746	318
*	Genco Shipping & Trading Ltd.	13,908	311
*	EnPro Industries Inc.	11,419	302
	Administaff Inc.	12,700	300
	EnergySolutions Inc.	35,200	299
	Cubic Corp.	7,900	295
*	Atlas Air Worldwide Holdings Inc.	7,900	294
*	AirTran Holdings Inc.	54,940	287
	Aircastle Ltd.	29,026	286
*	TrueBlue Inc.	19,304	286
*	GeoEye Inc.	10,068	281
*	Mobile Mini Inc.	19,500	275
	Kaman Corp.	11,851	274
	Universal Forest Products Inc.	7,421	273
	Ameron International Corp.	4,300	273
	Quanex Building Products Corp.	15,990	271
*	Cenveo Inc.	30,001	263
	Franklin Electric Co. Inc.	8,900	259
	Heidrick & Struggles International Inc.	8,100	253
	Steelcase Inc. Class A	38,526	245
	Albany International Corp.	10,722	241
*,^	Energy Conversion Devices Inc.	22,606	239
	Seaboard Corp.	177	239
*	Ceradyne Inc.	12,246	235
	Knoll Inc.	22,700	235
*	Kforce Inc.	18,707	234
*	Tutor Perini Corp.	12,800	231
*	Macquarie Infrastructure Co. LLC	18,800	231
*	Chart Industries Inc.	13,917	230
*	Interline Brands Inc.	13,304	230
	Apogee Enterprises Inc.	16,300	228
	Comfort Systems USA Inc.	18,300	226
	Raven Industries Inc.	7,100	226
*	Advisory Board Co.	7,291	224
*	Astec Industries Inc.	8,243	222
	Badger Meter Inc.	5,482	218
*	Dollar Thrifty Automotive Group Inc.	8,500	218
*	Layne Christensen Co.	7,508	216
*	Blount International Inc.	20,937	211
*	DynCorp International Inc. Class A	14,549	209
*	Orion Marine Group Inc.	9,800	206
*	Huron Consulting Group Inc.	8,890	205
*	M&F Worldwide Corp.	5,100	201
*	ATC Technology Corp.	8,429	201
	HEICO Corp.	4,500	199
*	Altra Holdings Inc.	16,000	198
*	EnerNOC Inc.	6,500	198
*	Power-One Inc.	45,257	197
*	United Rentals Inc.	19,680	193
*	Force Protection Inc.	37,036	193
*	CBIZ Inc.	25,023	193
*	GenCorp Inc.	27,100	190
*	Waste Services Inc.	20,332	185
	McGrath Rentcorp	8,200	183
*	Spherion Corp.	32,599	183
	Tennant Co.	6,900	181
*	Acacia Research - Acacia Technologies	19,831	181
	Great Lakes Dredge & Dock Corp.	27,781	180
	Gorman-Rupp Co.	6,452	178

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2009

			Market
			Value
		Shares	($000)
	G&K Services Inc. Class A	6,939	174
*,^	Evergreen Solar Inc.	115,307	174
	Lindsay Corp.	4,350	173
*	School Specialty Inc.	7,299	171
*	Amerco Inc.	3,428	170
	Encore Wire Corp.	8,050	170
	CIRCOR International Inc.	6,700	169
	John Bean Technologies Corp.	9,900	168
	Ennis Inc.	10,009	168
*	Argon ST Inc.	7,695	167
*	Taser International Inc.	38,100	167
*	DigitalGlobe Inc.	6,860	166
	AAON Inc.	8,330	162
*	Celadon Group Inc.	14,825	161
	Tredegar Corp.	10,055	159
*	Stanley Inc.	5,800	159
	Viad Corp.	7,547	156
*	H&E Equipment Services Inc.	14,793	155
	HEICO Corp. Class A	4,304	155
	Ampco-Pittsburgh Corp.	4,900	155
*	Aerovironment Inc.	5,300	154
*	Exponent Inc.	5,516	154
*	Dycom Industries Inc.	19,090	153
*	Colfax Corp.	12,600	152
*	AZZ Inc.	4,614	151
*	Polypore International Inc.	12,400	148
	Interface Inc. Class A	17,743	147
*	ICF International Inc.	5,500	147
*	Energy Recovery Inc.	21,262	146
*	Consolidated Graphics Inc.	4,100	144
*	ACCO Brands Corp.	19,708	143
*	FuelCell Energy Inc.	37,418	141
	Diamond Management & Technology Consultants Inc. Class A	18,875	139
*	Capstone Turbine Corp.	104,276	135
*	Columbus McKinnon Corp.	9,837	134
*	LB Foster Co. Class A	4,500	134
*	RSC Holdings Inc.	18,900	133
	American Ecology Corp.	7,800	133
*	Sterling Construction Co. Inc.	6,900	132
	Cascade Corp.	4,700	129
	FreightCar America Inc.	6,515	129
	Gibraltar Industries Inc.	8,200	129
*	Cornell Cos. Inc.	5,600	127
*	Republic Airways Holdings Inc.	17,114	126
*	RBC Bearings Inc.	5,177	126
	Kimball International Inc. Class B	14,764	126
*	Team Inc.	6,636	125
*	Kadant Inc.	7,610	121
	CDI Corp.	9,300	120
*	Hawaiian Holdings Inc.	17,000	119
*	Harbin Electric Inc.	5,700	117
*	MYR Group Inc.	6,400	116
*	Vicor Corp.	12,179	113
*	Eagle Bulk Shipping Inc.	22,733	113
*	Kelly Services Inc. Class A	9,400	112
	Houston Wire & Cable Co.	9,300	111
*	Marten Transport Ltd.	6,150	110
*	Michael Baker Corp.	2,659	110
	Ducommun Inc.	5,800	109
	Graham Corp.	5,200	108
*	Innerworkings Inc.	18,129	107
	Titan International Inc.	13,125	106
	American Woodmark Corp.	5,385	106
*	American Reprographics Co.	15,057	106

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2009

			Market
			Value
		Shares	($000)
*	Rush Enterprises Inc. Class A	8,750	104
*	Perma-Fix Environmental Services	44,758	102
*	Fuel Tech Inc.	12,400	101
*	Flow International Corp.	32,500	100
*	Furmanite Corp.	26,197	100
*	China BAK Battery Inc.	35,800	100
	Federal Signal Corp.	16,353	98
	Standex International Corp.	4,900	98
*	CRA International Inc.	3,678	98
*	American Commercial Lines Inc.	5,280	97
*	Trex Co. Inc.	4,900	96
*	Titan Machinery Inc.	8,200	95
	Sun Hydraulics Corp.	3,600	95
	NACCO Industries Inc. Class A	1,891	94
*	Willis Lease Finance Corp.	6,189	93
*	Metalico Inc.	18,800	93
*	3D Systems Corp.	8,104	92
*	Ener1 Inc.	14,326	91
	Alamo Group Inc.	5,242	90
*	Herley Industries Inc.	6,452	90
*	Powell Industries Inc.	2,832	89
*	Northwest Pipe Co.	3,150	85
	Applied Signal Technology Inc.	4,300	83
*	PMFG Inc.	5,000	81
*	GP Strategies Corp.	10,600	80
*	LECG Corp.	26,474	79
	Met-Pro Corp.	7,266	77
	Bowne & Co. Inc.	11,514	77
	Insteel Industries Inc.	5,800	75
*	UQM Technologies Inc.	10,950	75
*	Saia Inc.	5,051	75
	Dynamic Materials Corp.	3,700	74
*,^	Microvision Inc.	23,195	74
*	Miller Industries Inc.	6,446	73
*	ICT Group Inc.	4,456	73
	Sauer-Danfoss Inc.	6,000	72
*	SmartHeat Inc.	4,900	71
*	Dynamex Inc.	3,900	71
*	COMSYS IT Partners Inc.	7,856	70
*	K-Tron International Inc.	600	65
*	Ladish Co. Inc.	4,300	65
*	Pike Electric Corp.	6,910	64
*	Protection One Inc.	9,824	63
*	Volt Information Sciences Inc.	6,300	63
*	Wabash National Corp.	33,250	63
	Todd Shipyards Corp.	3,676	62
*	On Assignment Inc.	8,600	61
	TAL International Group Inc.	4,590	61
*	Broadwind Energy Inc.	7,280	59
*	Advanced Battery Technologies Inc.	14,700	59
*	Hudson Highland Group Inc.	12,330	58
*	Tecumseh Products Co. Class A	4,923	58
	Aceto Corp.	11,107	57
*	PowerSecure International Inc.	7,800	56
	Schawk Inc. Class A	4,100	56
*	Hill International Inc.	8,700	54
*	GT Solar International Inc.	9,700	54
*	Kratos Defense & Security Solutions Inc.	5,043	53
	Greenbrier Cos. Inc.	5,100	53
	Horizon Lines Inc. Class A	9,400	52
*	Lydall Inc.	9,942	52
*	Trimas Corp.	7,500	51
*	Pinnacle Airlines Corp.	7,373	51
*	Plug Power Inc.	70,838	50

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2009

			Market
			Value
		Shares	($000)
	Multi-Color Corp.	4,087	50
*	Standard Parking Corp.	3,100	49
*	United Capital Corp.	2,064	49
*	APAC Customer Services Inc.	8,134	48
*	Odyssey Marine Exploration Inc.	34,066	48
	Courier Corp.	3,348	48
	LSI Industries Inc.	6,007	47
*	DXP Enterprises Inc.	3,600	47
	International Shipholding Corp.	1,442	45
*	Fushi Copperweld Inc.	4,300	44
*	Casella Waste Systems Inc. Class A	10,781	43
*	Integrated Electrical Services Inc.	7,350	43
*	Quixote Corp.	6,748	43
*	WCA Waste Corp.	9,763	42
	Pacer International Inc.	13,300	42
*	Valence Technology Inc.	46,165	42
*	Builders FirstSource Inc.	10,869	42
*	Ultralife Corp.	9,200	40
*	Intersections Inc.	7,870	39
*	PAM Transportation Services Inc.	3,663	38
	Lawson Products Inc.	2,138	38
	Preformed Line Products Co.	823	36
*	Commercial Vehicle Group Inc.	6,012	36
*	Air Transport Services Group Inc.	13,274	35
*	Active Power Inc.	31,013	34
*	TBS International Ltd. Class A	4,500	33
*	USA Truck Inc.	2,600	33
*	LMI Aerospace Inc.	2,400	32
*	BlueLinx Holdings Inc.	11,400	32
	VSE Corp.	700	32
*	NN Inc.	7,480	30
*	Magnetek Inc.	19,000	29
	Standard Register Co.	5,676	29
*	LaBarge Inc.	2,400	29
	Virco Manufacturing	7,736	28
*	TRC Cos. Inc.	8,800	26
*	Innovative Solutions & Support Inc.	5,724	26
*,^	C&D Technologies Inc.	16,400	25
*	Quality Distribution Inc.	6,326	25
*	Park-Ohio Holdings Corp.	4,400	25
*	Patriot Transportation Holding Inc.	261	25
	American Railcar Industries Inc.	2,200	24
*	Astronics Corp.	2,800	24
	Barrett Business Services Inc.	1,900	23
*	Covenant Transportation Group Inc. Class A	4,806	20
	Superior Uniform Group Inc.	2,008	20
	LS Starrett Co. Class A	2,200	19
*,^	YRC Worldwide Inc.	22,350	19
*	Xerium Technologies Inc.	24,262	18
	Twin Disc Inc.	1,600	17
	Frozen Food Express Industries	4,700	16
*	Raytheon Co. Warrants Exp. 6/16/11	1,046	15
*	SL Industries Inc.	1,700	14
*	Flanders Corp.	3,100	14
*	NCI Building Systems Inc.	7,200	13
*	Satcon Technology Corp.	4,600	13
*	Rush Enterprises Inc. Class B	1,149	12
	Omega Flex Inc.	810	11
*	Applied Energetics Inc.	34,281	11
*	Tecumseh Products Co. Class B	1,000	11
	Hardinge Inc.	2,000	11
	Universal Truckload Services Inc.	600	11
*	Hurco Cos. Inc.	700	10
*	PRG-Schultz International Inc.	1,681	10

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2009

			Market
			Value
		Shares	($000)
*	Innotrac Corp.	5,748	9
*,^	Arotech Corp.	4,507	8
*	ExpressJet Holdings Inc.	1,305	6
	Sypris Solutions Inc.	2,100	6
*	Allied Defense Group Inc.	1,100	5
*	Builders FirstSource Inc. Rights Exp. 1/14/10	17,511	4
*	Amrep Corp.	200	3
*	Mesa Air Group Inc.	13,000	2
*	BMC Industries Inc.	29,237	—
			600,109
Information Technology (11.8%)
	Microsoft Corp.	3,588,596	109,416
*	Apple Inc.	400,859	84,525
	International Business Machines Corp.	586,555	76,780
*	Google Inc. Class A	108,274	67,128
*	Cisco Systems Inc.	2,581,023	61,790
	Hewlett-Packard Co.	1,067,799	55,002
	Intel Corp.	2,505,018	51,102
	Oracle Corp.	1,795,306	44,057
	QUALCOMM Inc.	743,844	34,410
	Visa Inc. Class A	205,845	18,003
*	EMC Corp.	904,832	15,807
	Texas Instruments Inc.	564,452	14,710
	Corning Inc.	695,607	13,432
*	eBay Inc.	490,757	11,552
	Accenture PLC Class A	274,838	11,406
	Mastercard Inc. Class A	44,168	11,306
*	Dell Inc.	786,921	11,300
*	Yahoo! Inc.	596,552	10,010
	Automatic Data Processing Inc.	224,698	9,622
*	Adobe Systems Inc.	234,896	8,639
	Applied Materials Inc.	596,512	8,315
	Motorola Inc.	1,027,102	7,970
*	Symantec Corp.	364,408	6,519
*	Juniper Networks Inc.	234,545	6,255
*	Broadcom Corp. Class A	194,987	6,132
*	Cognizant Technology Solutions Corp. Class A	131,188	5,943
	Western Union Co.	313,853	5,916
*	NetApp Inc.	150,363	5,171
	Tyco Electronics Ltd.	205,212	5,038
*	Marvell Technology Group Ltd.	235,440	4,885
*	Agilent Technologies Inc.	153,612	4,773
*	NVIDIA Corp.	245,117	4,579
	Paychex Inc.	145,414	4,456
*	Western Digital Corp.	100,505	4,437
*	Intuit Inc.	137,957	4,237
	CA Inc.	187,458	4,210
	Analog Devices Inc.	130,381	4,117
	Seagate Technology	222,589	4,049
*	Micron Technology Inc.	378,947	4,002
*	Computer Sciences Corp.	67,788	3,900
*	Salesforce.com Inc.	49,879	3,680
	Amphenol Corp. Class A	76,618	3,538
*	Citrix Systems Inc.	82,540	3,435
*	Fiserv Inc.	69,529	3,371
	Xerox Corp.	391,994	3,316
	Fidelity National Information Services Inc.	140,963	3,304
*	BMC Software Inc.	82,271	3,299
*	Sun Microsystems Inc.	339,346	3,180
	Xilinx Inc.	124,283	3,115
	Linear Technology Corp.	99,419	3,036
	Altera Corp.	131,585	2,978
*	SanDisk Corp.	101,558	2,944
*	McAfee Inc.	71,022	2,881

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2009

		Market
		Value
	Shares	($000)
* Activision Blizzard Inc.	257,714	2,863
Harris Corp.	59,596	2,834
KLA-Tencor Corp.	77,052	2,786
Maxim Integrated Products Inc.	136,900	2,779
* Flextronics International Ltd.	362,826	2,652
* Autodesk Inc.	103,707	2,635
* Red Hat Inc.	84,127	2,600
* Electronic Arts Inc.	144,680	2,568
* Advanced Micro Devices Inc.	255,331	2,472
* Cree Inc.	43,166	2,433
* Affiliated Computer Services Inc. Class A	40,732	2,431
* Teradata Corp.	76,831	2,415
Microchip Technology Inc.	81,807	2,377
* FLIR Systems Inc.	68,281	2,234
* Lam Research Corp.	56,631	2,221
* VeriSign Inc.	86,284	2,092
* Avnet Inc.	67,576	2,038
* Akamai Technologies Inc.	77,112	1,953
Global Payments Inc.	36,043	1,941
* F5 Networks Inc.	35,191	1,864
* Equinix Inc.	17,372	1,844
Lender Processing Services Inc.	43,439	1,766
* LSI Corp.	292,112	1,756
* SAIC Inc.	91,819	1,739
* ANSYS Inc.	39,935	1,736
National Semiconductor Corp.	106,715	1,639
* ON Semiconductor Corp.	179,740	1,584
* Arrow Electronics Inc.	53,472	1,583
* Hewitt Associates Inc. Class A	37,404	1,581
* Sybase Inc.	36,392	1,579
* Alliance Data Systems Corp.	23,996	1,550
* Rovi Corp.	45,535	1,451
* Synopsys Inc.	64,896	1,446
Jabil Circuit Inc.	81,766	1,420
* Nuance Communications Inc.	91,005	1,414
Broadridge Financial Solutions Inc.	62,273	1,405
* Brocade Communications Systems Inc.	179,611	1,370
* MEMC Electronic Materials Inc.	100,582	1,370
* Trimble Navigation Ltd.	53,738	1,354
Factset Research Systems Inc.	20,424	1,345
* 3Com Corp.	174,415	1,308
Total System Services Inc.	75,380	1,302
* Itron Inc.	18,103	1,223
* Varian Semiconductor Equipment Associates Inc.	32,865	1,179
* Ingram Micro Inc.	65,562	1,144
* AOL Inc.	48,609	1,132
* Dolby Laboratories Inc. Class A	23,636	1,128
* MICROS Systems Inc.	36,200	1,123
* CommScope Inc.	42,198	1,120
* Skyworks Solutions Inc.	77,182	1,095
* Rambus Inc.	44,603	1,088
Solera Holdings Inc.	29,467	1,061
* Tech Data Corp.	22,459	1,048
Molex Inc.	48,516	1,046
* VistaPrint NV	18,449	1,045
* Informatica Corp.	40,162	1,039
* Atheros Communications Inc.	30,020	1,028
* Novellus Systems Inc.	43,922	1,025
* VMware Inc. Class A	23,935	1,014
* QLogic Corp.	53,460	1,009
* Tellabs Inc.	169,269	961
* Polycom Inc.	37,739	942
* Silicon Laboratories Inc.	19,092	923
* Lexmark International Inc. Class A	35,140	913

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2009

			Market
			Value
		Shares	($000)
*	Atmel Corp.	192,797	889
*	IAC/InterActiveCorp	43,054	882
	Diebold Inc.	30,552	869
*	PMC - Sierra Inc.	100,200	868
	Intersil Corp. Class A	56,378	865
*	Parametric Technology Corp.	52,168	852
	Jack Henry & Associates Inc.	36,696	848
*	WebMD Health Corp.	21,963	845
*	Teradyne Inc.	77,919	836
*	Concur Technologies Inc.	19,000	812
*	NCR Corp.	71,371	794
*	Compuware Corp.	108,915	787
*	Sohu.com Inc.	13,746	787
*	JDS Uniphase Corp.	95,083	784
*	DST Systems Inc.	17,908	780
*	NeuStar Inc. Class A	33,530	773
	National Instruments Corp.	26,178	771
*	TIBCO Software Inc.	78,984	761
*	Zebra Technologies Corp.	26,426	749
*	Cypress Semiconductor Corp.	69,903	738
*	Unisys Corp.	19,070	735
*	International Rectifier Corp.	33,114	733
*	Cadence Design Systems Inc.	118,633	711
*	Palm Inc.	69,402	697
*	CACI International Inc. Class A	13,800	674
*	Vishay Intertechnology Inc.	80,263	670
*	Microsemi Corp.	37,429	664
*	Novell Inc.	159,087	660
*	Blackboard Inc.	14,098	640
*	Arris Group Inc.	55,718	637
*	Anixter International Inc.	13,442	633
*	Gartner Inc.	34,653	625
*	MercadoLibre Inc.	11,969	621
*	Cybersource Corp.	30,801	619
*	Convergys Corp.	55,169	593
	Plantronics Inc.	22,572	586
*	Riverbed Technology Inc.	25,317	582
*	VeriFone Holdings Inc.	35,456	581
*	Fairchild Semiconductor International Inc. Class A	57,786	577
*	Benchmark Electronics Inc.	30,415	575
	ADTRAN Inc.	25,191	568
*	Veeco Instruments Inc.	17,100	565
*	RF Micro Devices Inc.	117,866	562
*	Wright Express Corp.	17,074	544
*	Tessera Technologies Inc.	22,581	525
*	Blue Coat Systems Inc.	18,334	523
*	Progress Software Corp.	17,900	523
*	InterDigital Inc.	19,645	521
*	Ariba Inc.	41,134	515
*	Quest Software Inc.	27,768	511
*	Cymer Inc.	13,241	508
*	Plexus Corp.	17,744	506
*	Genpact Ltd.	33,819	504
*	Integrated Device Technology Inc.	77,516	502
*	FormFactor Inc.	23,000	501
*	TiVo Inc.	48,950	498
*	Semtech Corp.	28,378	483
*	Digital River Inc.	17,808	481
	Blackbaud Inc.	20,181	477
*,^	Synaptics Inc.	15,440	473
*	Mantech International Corp. Class A	9,800	473
	Fair Isaac Corp.	21,947	468
*	Comtech Telecommunications Corp.	13,250	464
*	Acxiom Corp.	34,467	463

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2009

		Market
		Value
	Shares	($000)
* Rackspace Hosting Inc.	22,010	459
* GSI Commerce Inc.	17,727	450
* Euronet Worldwide Inc.	20,400	448
* Ciena Corp.	40,744	442
* CommVault Systems Inc.	18,400	436
Syntel Inc.	11,425	435
* Viasat Inc.	13,575	431
Power Integrations Inc.	11,825	430
* Tekelec	27,811	425
* j2 Global Communications Inc.	20,708	421
* Emulex Corp.	38,459	419
* Cavium Networks Inc.	17,495	417
* TriQuint Semiconductor Inc.	68,689	412
* Netlogic Microsystems Inc.	8,900	412
* JDA Software Group Inc.	15,927	406
* Lawson Software Inc.	60,961	405
MAXIMUS Inc.	8,100	405
* Avago Technologies Ltd.	22,099	404
* AsiaInfo Holdings Inc.	13,207	402
* Amkor Technology Inc.	55,586	398
* ValueClick Inc.	39,090	396
* Hittite Microwave Corp.	9,706	396
* Sapient Corp.	47,813	395
* Sanmina-SCI Corp.	35,837	395
* Mentor Graphics Corp.	44,755	395
Earthlink Inc.	47,553	395
* MicroStrategy Inc. Class A	4,201	395
* FEI Co.	16,800	392
* TeleTech Holdings Inc.	19,547	392
* Netgear Inc.	17,900	388
* MKS Instruments Inc.	22,053	384
* Take-Two Interactive Software Inc.	38,000	382
* EchoStar Corp. Class A	18,931	381
* Infinera Corp.	42,040	373
* Websense Inc.	21,300	372
* SRA International Inc. Class A	19,000	363
* CSG Systems International Inc.	18,949	362
* Cabot Microelectronics Corp.	10,907	360
* Advent Software Inc.	8,819	359
* Verigy Ltd.	27,812	358
* Aruba Networks Inc.	33,552	358
Cognex Corp.	20,042	355
* Tyler Technologies Inc.	17,700	352
* Entegris Inc.	66,392	351
* Scansource Inc.	12,900	344
* Quantum Corp.	116,800	342
* SuccessFactors Inc.	20,346	337
* DealerTrack Holdings Inc.	17,726	333
* DTS Inc.	9,700	332
* Rofin-Sinar Technologies Inc.	14,028	331
AVX Corp.	26,114	331
* Coherent Inc.	10,991	327
* ATMI Inc.	17,416	324
* Monolithic Power Systems Inc.	13,515	324
* Checkpoint Systems Inc.	21,000	320
* Art Technology Group Inc.	70,374	317
* Brooks Automation Inc.	36,138	310
* Omnivision Technologies Inc.	21,300	310
* Taleo Corp. Class A	12,953	305
* Harmonic Inc.	47,272	299
* Zoran Corp.	26,922	298
* L-1 Identity Solutions Inc.	39,586	297
* Intermec Inc.	23,024	296
* ACI Worldwide Inc.	17,100	293

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2009

		Market
		Value
	Shares	($000)
* Sonus Networks Inc.	136,423	288
* STEC Inc.	17,447	285
* ADC Telecommunications Inc.	45,625	283
* Net 1 UEPS Technologies Inc.	14,420	280
* Electronics for Imaging Inc.	21,386	278
* Littelfuse Inc.	8,600	277
* Applied Micro Circuits Corp.	36,665	274
* TNS Inc.	10,600	272
* OSI Systems Inc.	9,808	268
* Diodes Inc.	13,000	266
* Switch & Data Facilities Co. Inc.	13,054	264
* Rogers Corp.	8,700	264
Black Box Corp.	9,300	264
* Ultimate Software Group Inc.	8,910	262
* Manhattan Associates Inc.	10,800	260
* Cirrus Logic Inc.	37,861	258
* ModusLink Global Solutions Inc.	27,004	254
* Insight Enterprises Inc.	21,798	249
* SYNNEX Corp.	8,100	248
* Cogent Inc.	23,500	244
Molex Inc. Class A	12,600	241
* TTM Technologies Inc.	20,800	240
* Universal Display Corp.	19,400	240
* SolarWinds Inc.	10,400	239
* SonicWALL Inc.	30,856	235
United Online Inc.	32,438	233
* Avid Technology Inc.	18,206	232
* Forrester Research Inc.	8,691	226
* Brightpoint Inc.	30,603	225
* Advanced Energy Industries Inc.	14,600	220
* Standard Microsystems Corp.	10,200	212
* Echelon Corp.	18,300	212
Micrel Inc.	25,735	211
* EPIQ Systems Inc.	14,753	206
* Synchronoss Technologies Inc.	13,000	206
* Adaptec Inc.	60,826	204
* SAVVIS Inc.	14,444	203
* Lattice Semiconductor Corp.	74,353	201
Pegasystems Inc.	5,900	201
* Stratasys Inc.	11,600	200
* DG FastChannel Inc.	7,167	200
CTS Corp.	20,700	199
* Harris Stratex Networks Inc.	28,777	199
* Terremark Worldwide Inc.	28,360	194
* Sycamore Networks Inc.	9,251	193
* Infospace Inc.	22,448	192
* Global Cash Access Holdings Inc.	25,250	189
Park Electrochemical Corp.	6,832	189
* Netscout Systems Inc.	12,800	187
* S1 Corp.	28,062	183
* Electro Scientific Industries Inc.	16,883	183
MTS Systems Corp.	6,320	182
* RealNetworks Inc.	48,479	180
* Oplink Communications Inc.	10,783	177
* Epicor Software Corp.	23,082	176
* Oclaro Inc.	119,629	176
* Extreme Networks	60,959	175
* infoGROUP Inc.	21,384	172
* Volterra Semiconductor Corp.	8,900	170
* FARO Technologies Inc.	7,900	169
* Mattson Technology Inc.	46,902	168
iGate Corp.	16,693	167
* Netezza Corp.	17,100	166
* Compellent Technologies Inc.	7,300	166

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2009

		Market
		Value
	Shares	($000)
* LivePerson Inc.	23,600	165
* Exar Corp.	22,971	163
* LTX-Credence Corp.	91,436	163
* Internet Capital Group Inc.	24,348	162
* Ixia	21,749	162
* IPG Photonics Corp.	9,500	159
* UTStarcom Inc.	71,921	158
* Finisar Corp.	17,547	157
* THQ Inc.	30,882	156
Daktronics Inc.	16,518	152
* Sonic Solutions Inc.	12,700	150
* Novatel Wireless Inc.	18,427	147
* Smith Micro Software Inc.	16,018	146
* Bottomline Technologies Inc.	8,300	146
* Move Inc.	86,901	144
Electro Rent Corp.	12,491	144
Cohu Inc.	10,313	144
Methode Electronics Inc.	16,549	144
* Imation Corp.	15,978	139
* Multi-Fineline Electronix Inc.	4,900	139
* Cogo Group Inc.	18,600	137
* Silicon Graphics International Corp.	19,500	137
* Loral Space & Communications Inc.	4,300	136
* Mercury Computer Systems Inc.	12,300	135
* ArcSight Inc.	5,286	135
* Newport Corp.	14,660	135
* Anadigics Inc.	31,576	133
* Maxwell Technologies Inc.	7,400	132
* PROS Holdings Inc.	12,500	129
* TeleCommunication Systems Inc. Class A	13,167	127
* Rimage Corp.	7,300	127
* SMART Modular Technologies WWH Inc.	20,058	126
* Kenexa Corp.	9,473	124
* Kulicke & Soffa Industries Inc.	22,934	124
* Sourcefire Inc.	4,600	123
* Symyx Technologies Inc.	22,358	123
* Comverge Inc.	10,900	123
* Sigma Designs Inc.	11,200	120
* Constant Contact Inc.	7,431	119
Opnet Technologies Inc.	9,648	118
* Silicon Storage Technology Inc.	45,535	117
* Perficient Inc.	13,822	117
NIC Inc.	12,500	114
* KVH Industries Inc.	7,735	114
* IXYS Corp.	14,993	111
* RightNow Technologies Inc.	6,400	111
* Vocus Inc.	6,132	110
* Gerber Scientific Inc.	21,800	110
* FalconStor Software Inc.	26,858	109
* Internap Network Services Corp.	23,192	109
* Ebix Inc.	2,200	107
* Limelight Networks Inc.	27,249	107
* Ultratech Inc.	7,200	107
* Actel Corp.	9,000	107
Heartland Payment Systems Inc.	8,136	107
* Kopin Corp.	25,500	107
* Knot Inc.	10,481	106
* Ceva Inc.	8,185	105
* comScore Inc.	5,900	104
* Supertex Inc.	3,456	103
* Online Resources Corp.	19,307	102
* Interactive Intelligence Inc.	5,461	101
* Anaren Inc.	6,685	101
* i2 Technologies Inc.	5,200	99

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2009

		Market
		Value
	Shares	($000)
* Double-Take Software Inc.	9,900	99
* Lionbridge Technologies Inc.	42,984	99
* Trident Microsystems Inc.	52,100	97
* Silicon Image Inc.	37,171	96
* VASCO Data Security International Inc.	15,200	95
* Pericom Semiconductor Corp.	8,250	95
* MoneyGram International Inc.	32,290	93
* Nanometrics Inc.	8,204	93
* China Security & Surveillance Technology Inc.	12,144	93
* 3PAR Inc.	7,800	92
* Conexant Systems Inc.	38,847	90
* Openwave Systems Inc.	39,175	89
* Acme Packet Inc.	8,100	89
* Hutchinson Technology Inc.	8,600	88
* Symmetricom Inc.	16,836	88
* Integrated Silicon Solution Inc.	15,300	86
* Hypercom Corp.	27,100	86
* Advanced Analogic Technologies Inc.	21,248	84
* Radiant Systems Inc.	7,950	83
Keynote Systems Inc.	7,516	82
* Intevac Inc.	7,100	81
* Microtune Inc.	35,924	81
Agilysys Inc.	8,900	81
* Integral Systems Inc.	9,196	80
* Cray Inc.	12,370	79
* Digi International Inc.	8,700	79
* Radisys Corp.	8,178	78
Bel Fuse Inc. Class A	4,000	78
* EMS Technologies Inc.	5,331	77
* Seachange International Inc.	11,679	77
* Ultra Clean Holdings	10,800	76
* ShoreTel Inc.	13,014	75
* Network Equipment Technologies Inc.	18,500	75
* Hackett Group Inc.	26,903	75
* support.com Inc.	27,817	73
* Globecomm Systems Inc.	9,266	72
* LoopNet Inc.	7,237	72
* Hughes Communications Inc.	2,693	70
* Super Micro Computer Inc.	6,300	70
Technitrol Inc.	15,969	70
* Ciber Inc.	20,126	69
* PC-Tel Inc.	11,702	69
* Powerwave Technologies Inc.	52,792	67
Cass Information Systems Inc.	2,160	66
* Isilon Systems Inc.	9,300	64
* PC Connection Inc.	9,314	63
* Geeknet Inc.	52,405	62
* Dynamics Research Corp.	5,857	62
* Mindspeed Technologies Inc.	13,249	62
* DivX Inc.	10,900	62
* MIPS Technologies Inc. Class A	13,946	61
* ExlService Holdings Inc.	3,349	61
* DemandTec Inc.	6,892	60
* Immersion Corp.	13,159	60
* Dot Hill Systems Corp.	31,231	59
* Photronics Inc.	13,300	59
* Magma Design Automation Inc.	25,500	59
* DDi Corp.	12,046	59
* StarTek Inc.	7,800	58
* NetSuite Inc.	3,600	58
QAD Inc.	9,221	56
* Orbcomm Inc.	20,565	56
* PDF Solutions Inc.	14,369	55
* Monotype Imaging Holdings Inc.	6,100	55

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2009

			Market
			Value
		Shares	($000)
*	Saba Software Inc.	12,878	53
*	White Electronic Designs Corp.	11,200	52
*	Computer Task Group Inc.	6,500	52
*	DSP Group Inc.	9,200	52
*	Techwell Inc.	3,900	52
*	Zygo Corp.	7,521	51
*	Ness Technologies Inc.	10,314	51
*	Emcore Corp.	46,977	50
	Renaissance Learning Inc.	4,366	50
*	Opnext Inc.	26,100	50
*	NVE Corp.	1,200	50
*	Westell Technologies Inc. Class A	41,100	49
	Marchex Inc. Class B	9,581	49
	Imergent Inc.	8,000	49
*	Internet Brands Inc. Class A	6,200	49
	Ipass Inc.	46,609	48
*	NCI Inc. Class A	1,700	47
*	On2 Technologies Inc.	76,000	46
*	California Micro Devices Corp.	9,828	46
*	Actuate Corp.	10,776	46
*	Axcelis Technologies Inc.	32,683	46
*	Rudolph Technologies Inc.	6,792	46
*	MoSys Inc.	11,414	45
*	X-Rite Inc.	20,406	45
*	Liquidity Services Inc.	4,200	42
*	Chordiant Software Inc.	15,280	42
*	TechTeam Global Inc.	5,490	42
	American Software Inc. Class A	6,941	42
*	PLX Technology Inc.	12,809	41
*	Measurement Specialties Inc.	4,100	41
*	PC Mall Inc.	7,800	41
*	Rubicon Technology Inc.	2,000	41
*	Zhone Technologies Inc.	94,185	39
*	Phoenix Technologies Ltd.	13,797	38
*	Zix Corp.	21,700	37
*	Ramtron International Corp.	20,730	37
*,^	Rosetta Stone Inc.	2,000	36
*	QuickLogic Corp.	17,008	36
*	PLATO Learning Inc.	7,653	33
*,^	Superconductor Technologies Inc.	13,815	33
*	LoJack Corp.	7,969	32
*	BigBand Networks Inc.	9,130	31
*	NU Horizons Electronics Corp.	7,522	31
*	China Information Security Technology Inc.	4,900	30
*	CalAmp Corp.	8,700	30
	Keithley Instruments Inc.	6,403	30
*	ActivIdentity Corp.	12,400	29
*	American Technology Corp.	19,570	29
*	FSI International Inc.	9,808	29
*	OpenTable Inc.	1,108	28
*	Airvana Inc.	3,689	28
*	Aware Inc.	10,000	28
*	Telular Corp.	7,232	27
*	Autobytel Inc.	27,010	27
*	Tollgrade Communications Inc.	4,300	26
*	Virage Logic Corp.	4,700	26
	TheStreet.com Inc.	10,767	26
*	LaserCard Corp.	4,456	26
*	GTSI Corp.	5,149	26
*	Transwitch Corp.	11,898	25
	Bel Fuse Inc. Class B	1,156	25
*	Merix Corp.	9,904	24
*	Edgewater Technology Inc.	7,915	24
*	GSE Systems Inc.	4,126	23

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2009

			Market
			Value
		Shares	($000)
*	Presstek Inc.	10,531	22
	Newtek Business Services Inc.	22,635	22
*	Web.com Group Inc.	3,285	21
*	Transact Technologies Inc.	3,076	21
*	Planar Systems Inc.	7,423	21
*	iGO Inc.	15,927	20
*	ID Systems Inc.	5,700	18
*,^	Research Frontiers Inc.	4,700	18
*	Comarco Inc.	6,400	17
*	Nextwave Wireless Inc.	34,701	15
*	Authentidate Holding Corp.	14,539	15
*	Ikanos Communications Inc.	7,741	15
*	Pixelworks Inc.	4,533	14
*	Network Engines Inc.	9,800	13
*	Tier Technologies Inc. Class B	1,600	13
*	Spectrum Control Inc.	1,300	12
*	Wave Systems Corp. Class A	8,326	12
*	Lantronix Inc.	3,500	11
*	Virtusa Corp.	1,200	11
*	SCM Microsystems Inc.	4,700	11
*	Concurrent Computer Corp.	2,620	11
*	Datalink Corp.	2,405	10
*	Evolving Systems Inc.	1,477	9
*	RAE Systems Inc.	8,200	9
*	Ditech Networks Inc.	6,780	9
*	Parkervision Inc.	4,500	8
*	Performance Technologies Inc.	2,900	8
*	EF Johnson Technologies Inc.	7,200	8
*	AuthenTec Inc.	3,100	7
*	Looksmart Ltd.	6,700	7
*	LeCroy Corp.	1,800	7
*	Market Leader Inc.	3,100	7
*	Management Network Group Inc.	15,119	6
*	Digital Angel Corp.	8,108	6
*	Bsquare Corp.	2,425	6
*	Analysts International Corp.	8,178	6
*	Callidus Software Inc.	1,800	5
*	WebMediaBrands Inc.	6,017	5
	Qualstar Corp.	2,400	5
*	EndWave Corp.	2,100	5
*	Intellicheck Mobilisa Inc.	1,297	5
	Selectica Inc.	20,400	5
*	Convera Corp. Class A	19,158	5
*	Entropic Communications Inc.	1,500	5
*	Wireless Telecom Group Inc.	5,909	4
*	Allen Organ Co. Escrow Shares	1,400	4
*	Rainmaker Systems Inc.	2,180	3
*	Deltek Inc.	400	3
*	Vertro Inc.	5,400	2
*	Cinedigm Digital Cinema Corp. Class A	1,600	2
*	Entorian Technologies Inc.	226	1
			1,067,154
Materials (2.4%)
	Monsanto Co.	244,256	19,968
*	Freeport-McMoRan Copper & Gold Inc.	184,207	14,790
	Dow Chemical Co.	511,741	14,139
	EI du Pont de Nemours & Co.	404,269	13,612
	Praxair Inc.	137,246	11,022
	Newmont Mining Corp.	214,659	10,156
	Air Products & Chemicals Inc.	93,996	7,619
	Alcoa Inc.	435,975	7,028
	Nucor Corp.	140,745	6,566
	International Paper Co.	183,924	4,926
	Ecolab Inc.	105,883	4,720

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2009

		Market
		Value
	Shares	($000)
PPG Industries Inc.	73,765	4,318
Mosaic Co.	69,673	4,162
Weyerhaeuser Co.	94,512	4,077
United States Steel Corp.	64,049	3,530
Vulcan Materials Co.	56,389	2,970
Sigma-Aldrich Corp.	54,492	2,754
Cliffs Natural Resources Inc.	59,138	2,726
* Owens-Illinois Inc.	75,339	2,476
Lubrizol Corp.	30,643	2,235
MeadWestvaco Corp.	76,472	2,189
Ball Corp.	39,977	2,067
Celanese Corp. Class A	64,168	2,060
Eastman Chemical Co.	32,434	1,954
CF Industries Holdings Inc.	20,557	1,866
* Crown Holdings Inc.	72,772	1,862
Martin Marietta Materials Inc.	20,134	1,800
Walter Energy Inc.	23,615	1,778
Allegheny Technologies Inc.	39,428	1,765
FMC Corp.	30,718	1,713
Airgas Inc.	33,384	1,589
Nalco Holding Co.	62,200	1,587
Sealed Air Corp.	70,992	1,552
Steel Dynamics Inc.	87,469	1,550
International Flavors & Fragrances Inc.	35,958	1,479
Terra Industries Inc.	45,412	1,462
Bemis Co. Inc.	49,210	1,459
* Pactiv Corp.	59,405	1,434
Sonoco Products Co.	44,918	1,314
Reliance Steel & Aluminum Co.	30,240	1,307
Ashland Inc.	31,652	1,254
Albemarle Corp.	32,890	1,196
RPM International Inc.	57,802	1,175
Valspar Corp.	42,876	1,164
Aptargroup Inc.	30,440	1,088
Packaging Corp. of America	46,100	1,061
AK Steel Holding Corp.	49,117	1,049
* Domtar Corp.	18,900	1,047
Compass Minerals International Inc.	14,980	1,007
Temple-Inland Inc.	45,524	961
Huntsman Corp.	76,740	866
Rock-Tenn Co. Class A	16,783	846
* WR Grace & Co.	32,400	821
Royal Gold Inc.	17,339	817
Scotts Miracle-Gro Co. Class A	20,664	812
Cytec Industries Inc.	21,936	799
Commercial Metals Co.	50,600	792
Cabot Corp.	29,412	771
Silgan Holdings Inc.	12,004	695
* Solutia Inc.	53,652	681
* Titanium Metals Corp.	54,301	680
* Hecla Mining Co.	106,688	659
Olin Corp.	36,358	637
NewMarket Corp.	5,419	622
* Coeur d'Alene Mines Corp.	34,080	616
Greif Inc. Class A	11,300	610
* Intrepid Potash Inc.	20,134	587
Sensient Technologies Corp.	21,917	576
Schweitzer-Mauduit International Inc.	7,953	560
Carpenter Technology Corp.	19,800	534
HB Fuller Co.	22,700	516
Eagle Materials Inc.	19,424	506
* Rockwood Holdings Inc.	20,678	487
Schnitzer Steel Industries Inc.	9,800	467
Minerals Technologies Inc.	8,400	458

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2009

			Market
			Value
		Shares	($000)
*	OM Group Inc.	14,189	445
*	Allied Nevada Gold Corp.	27,900	421
*	Louisiana-Pacific Corp.	56,156	392
	Worthington Industries Inc.	29,700	388
	Texas Industries Inc.	10,600	371
	Arch Chemicals Inc.	11,550	357
*	PolyOne Corp.	47,070	352
*	Calgon Carbon Corp.	25,074	349
	AMCOL International Corp.	11,900	338
	Balchem Corp.	10,025	336
	Glatfelter	25,500	310
*	Century Aluminum Co.	17,800	288
*	Clearwater Paper Corp.	5,225	287
*	RTI International Metals Inc.	11,239	283
	Wausau Paper Corp.	23,926	278
*	Horsehead Holding Corp.	21,057	268
*	Stillwater Mining Co.	27,195	258
	Koppers Holdings Inc.	7,900	240
	A Schulman Inc.	11,900	240
	Kaiser Aluminum Corp.	5,628	234
	Ferro Corp.	28,076	231
	Deltic Timber Corp.	4,500	208
	Zep Inc.	11,856	205
	Spartech Corp.	18,400	189
	Haynes International Inc.	5,495	181
	Westlake Chemical Corp.	7,142	178
*	Zoltek Cos. Inc.	18,234	173
*	Graphic Packaging Holding Co.	49,359	171
	Stepan Co.	2,623	170
*	Brush Engineered Materials Inc.	9,100	169
*	Buckeye Technologies Inc.	17,100	167
*	Omnova Solutions Inc.	22,741	139
	AM Castle & Co.	10,173	139
	Innophos Holdings Inc.	5,900	136
	Olympic Steel Inc.	3,900	127
*	Headwaters Inc.	17,200	112
	Neenah Paper Inc.	7,004	98
	Innospec Inc.	8,800	89
*	US Energy Corp. Wyoming	14,923	89
	Myers Industries Inc.	9,661	88
	ICO Inc.	11,500	84
*	Landec Corp.	12,600	79
*	LSB Industries Inc.	4,778	67
*	Ampal American Israel Class A	24,444	66
	Quaker Chemical Corp.	3,000	62
*	General Moly Inc.	29,329	61
	American Vanguard Corp.	7,166	59
*	US Gold Corp.	23,600	59
*	Senomyx Inc.	15,083	57
	Penford Corp.	5,215	45
*	Boise Inc.	7,877	42
	Hawkins Inc.	1,800	39
*	Mercer International Inc.	12,482	38
*	AEP Industries Inc.	1,000	38
*	Bway Holding Co.	1,864	36
*,^	Altair Nanotechnologies Inc.	33,400	29
*	China Green Agriculture Inc.	1,753	26
*	ShengdaTech Inc.	3,315	20
*	Universal Stainless & Alloy	1,000	19
*	Flotek Industries Inc.	12,600	17
*	KapStone Paper and Packaging Corp.	1,700	17
*	US Concrete Inc.	15,006	14
*	Nanophase Technologies Corp.	9,100	8
*	Georgia Gulf Corp.	428	7

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2009

		Market
		Value
	Shares	($000)
* United States Lime & Minerals Inc.	162	6
* Rock of Ages Corp.	1,410	4
		215,491
Telecommunication Services (1.8%)
AT&T Inc.	2,640,136	74,003
Verizon Communications Inc.	1,271,041	42,110
* American Tower Corp. Class A	176,533	7,628
* Crown Castle International Corp.	130,167	5,082
CenturyTel Inc.	132,927	4,813
* Sprint Nextel Corp.	1,309,007	4,791
Qwest Communications International Inc.	694,208	2,923
* NII Holdings Inc.	74,218	2,492
Windstream Corp.	196,766	2,162
* SBA Communications Corp. Class A	46,900	1,602
* tw telecom inc Class A	67,054	1,149
* Level 3 Communications Inc.	732,771	1,121
Frontier Communications Corp.	140,644	1,098
Telephone & Data Systems Inc.	25,762	874
* MetroPCS Communications Inc.	110,851	846
Telephone & Data Systems Inc. - Special Common Shares	17,799	538
* Syniverse Holdings Inc.	30,431	532
* Leap Wireless International Inc.	27,724	487
* Cincinnati Bell Inc.	113,040	390
* United States Cellular Corp.	9,149	388
* AboveNet Inc.	5,760	375
Atlantic Tele-Network Inc.	5,185	285
NTELOS Holdings Corp.	15,531	277
* Neutral Tandem Inc.	10,900	248
Shenandoah Telecommunications Co.	11,140	227
* Premiere Global Services Inc.	27,209	225
* PAETEC Holding Corp.	53,124	220
Iowa Telecommunications Services Inc.	12,071	202
* Cogent Communications Group Inc.	17,360	171
Consolidated Communications Holdings Inc.	9,436	165
* Global Crossing Ltd.	10,800	154
* Cbeyond Inc.	9,473	149
* General Communication Inc. Class A	21,846	139
Alaska Communications Systems Group Inc.	17,100	136
USA Mobility Inc.	8,600	95
HickoryTech Corp.	10,322	91
* Vonage Holdings Corp.	57,100	80
* SureWest Communications	6,700	67
* Arbinet Corp.	21,101	52
* ICO Global Communications Holdings Ltd.	46,159	50
* 8x8 Inc.	27,550	42
* FiberTower Corp.	9,204	38
* IDT Corp. Class B	7,600	37
* TerreStar Corp.	37,411	35
* Globalstar Inc.	24,500	21
* IDT Corp.	266	1
		158,611
Utilities (2.3%)
Exelon Corp.	294,872	14,410
Southern Co.	356,200	11,869
Dominion Resources Inc.	266,345	10,366
Duke Energy Corp.	580,252	9,986
FPL Group Inc.	174,861	9,236
Public Service Enterprise Group Inc.	226,409	7,528
American Electric Power Co. Inc.	213,350	7,422
PG&E Corp.	165,856	7,405
Entergy Corp.	87,613	7,170
FirstEnergy Corp.	136,356	6,334
Sempra Energy	104,295	5,838
Consolidated Edison Inc.	122,974	5,587

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2009

		Market
		Value
	Shares	($000)
PPL Corp.	168,464	5,443
Progress Energy Inc.	124,914	5,123
Edison International	138,410	4,814
Xcel Energy Inc.	203,852	4,326
* AES Corp.	298,416	3,972
Questar Corp.	77,908	3,239
DTE Energy Co.	73,541	3,206
Ameren Corp.	104,471	2,920
Constellation Energy Group Inc.	81,254	2,858
* NRG Energy Inc.	118,701	2,802
Wisconsin Energy Corp.	52,237	2,603
EQT Corp.	55,632	2,443
CenterPoint Energy Inc.	164,374	2,385
Northeast Utilities	78,394	2,022
Oneok Inc.	44,794	1,996
SCANA Corp.	52,699	1,986
NiSource Inc.	123,179	1,894
MDU Resources Group Inc.	78,221	1,846
Allegheny Energy Inc.	75,759	1,779
American Water Works Co. Inc.	79,060	1,772
* Calpine Corp.	159,613	1,756
NSTAR	47,698	1,755
Pepco Holdings Inc.	100,364	1,691
Pinnacle West Capital Corp.	45,277	1,656
National Fuel Gas Co.	32,643	1,632
OGE Energy Corp.	43,880	1,619
CMS Energy Corp.	103,351	1,618
Alliant Energy Corp.	49,438	1,496
TECO Energy Inc.	90,973	1,476
DPL Inc.	52,926	1,461
Integrys Energy Group Inc.	34,371	1,443
Energen Corp.	30,662	1,435
NV Energy Inc.	105,469	1,306
AGL Resources Inc.	35,279	1,287
Atmos Energy Corp.	42,136	1,239
Great Plains Energy Inc.	61,064	1,184
UGI Corp.	48,700	1,178
ITC Holdings Corp.	22,362	1,165
Aqua America Inc.	60,999	1,068
Westar Energy Inc.	48,914	1,062
* Mirant Corp.	64,918	991
* RRI Energy Inc.	157,716	902
Piedmont Natural Gas Co. Inc.	33,000	883
Hawaiian Electric Industries Inc.	41,169	860
Nicor Inc.	20,344	856
Vectren Corp.	34,584	854
Cleco Corp.	28,091	768
WGL Holdings Inc.	22,524	755
New Jersey Resources Corp.	18,900	707
Portland General Electric Co.	33,800	690
IDACORP Inc.	21,150	676
Southwest Gas Corp.	20,127	574
Avista Corp.	25,386	548
Northwest Natural Gas Co.	11,850	534
Unisource Energy Corp.	16,000	515
South Jersey Industries Inc.	13,400	512
PNM Resources Inc.	40,323	510
Black Hills Corp.	17,415	464
NorthWestern Corp.	16,983	442
* Dynegy Inc. Class A	232,802	421
Allete Inc.	12,675	414
* El Paso Electric Co.	20,121	408
UIL Holdings Corp.	13,133	369
MGE Energy Inc.	10,300	368

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2009

			Market
			Value
		Shares	($000)
California Water Service Group		9,613	354
Ormat Technologies Inc.		9,113	345
Laclede Group Inc.		10,100	341
CH Energy Group Inc.		7,600	323
American States Water Co.		9,057	321
Empire District Electric Co.		16,900	317
SJW Corp.		6,500	147
Middlesex Water Co.		7,966	140
Connecticut Water Service Inc.		5,347	132
Central Vermont Public Service Corp.		4,130	86
Chesapeake Utilities Corp.		2,275	73
York Water Co.		4,641	67
Maine & Maritimes Corp.		1,900	66
* Cadiz Inc.		5,495	66
Southwest Water Co.		11,127	66
Unitil Corp.		2,700	62
Consolidated Water Co. Ltd.		3,754	54
Artesian Resources Corp. Class A		500	9
* Synthesis Energy Systems Inc.		4,797	4
RGC Resources Inc.		99	3
* China Natural Gas Inc.		231	3
			209,107

Total Common Stocks (Cost $4,209,391)			5,476,710
	Coupon

Convertible Preferred Stock (0.0%)
2 Sealy Corp. Pfd. (Cost $34)	8.000%	282	24

			Face	Market
		Maturity	Amount	Value
		Date	($000)	($000)

U.S. Government and Agency Obligations (27.8%)
U.S. Government Securities (11.5%)
United States Treasury Inflation Indexed Bonds	3.500%	1/15/11	2,950	3,800
United States Treasury Note/Bond	4.750%	2/15/10	450	452
United States Treasury Note/Bond	2.000%	2/28/10	350	351
United States Treasury Note/Bond	1.750%	3/31/10	400	402
United States Treasury Note/Bond	2.125%	4/30/10	700	704
United States Treasury Note/Bond	2.625%	5/31/10	5,375	5,428
United States Treasury Note/Bond	2.875%	6/30/10	8,175	8,281
United States Treasury Note/Bond	2.750%	7/31/10	1,550	1,572
United States Treasury Note/Bond	4.125%	8/15/10	1,755	1,796
United States Treasury Note/Bond	2.000%	9/30/10	450	455
United States Treasury Note/Bond	4.375%	12/15/10	29,475	30,553
United States Treasury Note/Bond	4.250%	1/15/11	6,000	6,225
United States Treasury Note/Bond	0.875%	2/28/11	13,550	13,582
United States Treasury Note/Bond	4.500%	2/28/11	10,725	11,194
United States Treasury Note/Bond	0.875%	3/31/11	400	401
United States Treasury Note/Bond	4.750%	3/31/11	20,000	20,978
United States Treasury Note/Bond	0.875%	4/30/11	975	976
United States Treasury Note/Bond	4.875%	4/30/11	5,800	6,108
United States Treasury Note/Bond	0.875%	5/31/11	650	651
United States Treasury Note/Bond	1.125%	6/30/11	10,525	10,566
United States Treasury Note/Bond	5.125%	6/30/11	42,700	45,369
United States Treasury Note/Bond	1.000%	7/31/11	10,300	10,315
United States Treasury Note/Bond	1.000%	8/31/11	10,172	10,175
United States Treasury Note/Bond	4.625%	8/31/11	2,425	2,571
United States Treasury Note/Bond	1.000%	9/30/11	675	675
United States Treasury Note/Bond	4.500%	9/30/11	8,107	8,593
United States Treasury Note/Bond	1.000%	10/31/11	2,225	2,223
United States Treasury Note/Bond	1.750%	11/15/11	11,625	11,772

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2009

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
United States Treasury Note/Bond	4.500%	11/30/11	500	532
United States Treasury Note/Bond	1.125%	12/15/11	25	25
United States Treasury Note/Bond	4.625%	12/31/11	225	240
United States Treasury Note/Bond	4.750%	1/31/12	825	885
United States Treasury Note/Bond	1.375%	2/15/12	27,750	27,828
United States Treasury Note/Bond	4.875%	2/15/12	1,025	1,103
United States Treasury Note/Bond	4.625%	2/29/12	500	536
United States Treasury Note/Bond	1.375%	3/15/12	14,750	14,785
United States Treasury Note/Bond	4.500%	3/31/12	9,175	9,820
United States Treasury Note/Bond	1.375%	4/15/12	24,325	24,352
United States Treasury Note/Bond	4.500%	4/30/12	27,775	29,780
United States Treasury Note/Bond	1.375%	5/15/12	13,700	13,702
United States Treasury Note/Bond	1.875%	6/15/12	10,225	10,337
United States Treasury Note/Bond	4.875%	6/30/12	3,059	3,318
United States Treasury Note/Bond	1.750%	8/15/12	1,865	1,877
United States Treasury Note/Bond	4.250%	9/30/12	425	456
United States Treasury Note/Bond	1.375%	10/15/12	25	25
United States Treasury Note/Bond	1.375%	11/15/12	11,827	11,746
United States Treasury Note/Bond	4.000%	11/15/12	725	775
United States Treasury Note/Bond	1.125%	12/15/12	21,050	20,718
United States Treasury Note/Bond	3.875%	2/15/13	34,100	36,327
United States Treasury Note/Bond	2.750%	2/28/13	100	103
United States Treasury Note/Bond	3.625%	5/15/13	23,950	25,364
United States Treasury Note/Bond	3.500%	5/31/13	8,950	9,434
United States Treasury Note/Bond	3.375%	6/30/13	475	499
United States Treasury Note/Bond	4.250%	8/15/13	21,625	23,342
United States Treasury Note/Bond	3.125%	8/31/13	3,650	3,794
United States Treasury Note/Bond	3.125%	9/30/13	11,735	12,199
United States Treasury Note/Bond	2.750%	10/31/13	1,283	1,314
United States Treasury Note/Bond	4.250%	11/15/13	6,535	7,061
United States Treasury Note/Bond	2.000%	11/30/13	175	174
United States Treasury Note/Bond	1.500%	12/31/13	700	682
United States Treasury Note/Bond	1.750%	1/31/14	21,100	20,704
United States Treasury Note/Bond	4.000%	2/15/14	3,855	4,123
United States Treasury Note/Bond	1.875%	2/28/14	11,475	11,289
United States Treasury Note/Bond	1.750%	3/31/14	150	146
United States Treasury Note/Bond	1.875%	4/30/14	1,150	1,126
United States Treasury Note/Bond	4.750%	5/15/14	2,550	2,807
United States Treasury Note/Bond	2.625%	6/30/14	2,600	2,620
United States Treasury Note/Bond	2.625%	7/31/14	6,900	6,937
United States Treasury Note/Bond	2.375%	8/31/14	1,250	1,241
United States Treasury Note/Bond	2.375%	10/31/14	7,855	7,772
United States Treasury Note/Bond	2.125%	11/30/14	23,300	22,758
United States Treasury Note/Bond	4.000%	2/15/15	17,600	18,708
United States Treasury Note/Bond	11.250%	2/15/15	5,475	7,725
United States Treasury Note/Bond	4.125%	5/15/15	20,250	21,595
United States Treasury Note/Bond	10.625%	8/15/15	1,215	1,707
United States Treasury Note/Bond	4.500%	11/15/15	3,300	3,574
United States Treasury Note/Bond	9.875%	11/15/15	400	550
United States Treasury Note/Bond	2.625%	2/29/16	35,300	34,351
United States Treasury Note/Bond	2.625%	4/30/16	2,625	2,544
United States Treasury Note/Bond	5.125%	5/15/16	6,975	7,779
United States Treasury Note/Bond	7.250%	5/15/16	9,065	11,225
United States Treasury Note/Bond	3.250%	5/31/16	13,000	13,059
United States Treasury Note/Bond	3.000%	9/30/16	2,600	2,552
United States Treasury Note/Bond	3.125%	10/31/16	75	74
United States Treasury Note/Bond	7.500%	11/15/16	4,725	5,955
United States Treasury Note/Bond	2.750%	11/30/16	13,972	13,455
United States Treasury Note/Bond	4.625%	2/15/17	300	324
United States Treasury Note/Bond	8.750%	5/15/17	21,300	28,805
United States Treasury Note/Bond	8.875%	8/15/17	7,000	9,545
United States Treasury Note/Bond	4.250%	11/15/17	1,900	1,992
United States Treasury Note/Bond	3.500%	2/15/18	3,025	3,001
United States Treasury Note/Bond	3.875%	5/15/18	24,875	25,268

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2009

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
United States Treasury Note/Bond	4.000%	8/15/18	15,475	15,811
United States Treasury Note/Bond	3.750%	11/15/18	5,980	5,981
United States Treasury Note/Bond	8.875%	2/15/19	4,350	6,078
United States Treasury Note/Bond	3.625%	8/15/19	6,275	6,171
United States Treasury Note/Bond	3.375%	11/15/19	39,997	38,491
United States Treasury Note/Bond	8.750%	8/15/20	11,850	16,768
United States Treasury Note/Bond	7.875%	2/15/21	19,400	26,087
United States Treasury Note/Bond	8.125%	5/15/21	490	671
United States Treasury Note/Bond	8.125%	8/15/21	4,200	5,763
United States Treasury Note/Bond	8.000%	11/15/21	770	1,049
United States Treasury Note/Bond	7.125%	2/15/23	3,600	4,619
United States Treasury Note/Bond	6.250%	8/15/23	18,200	21,746
United States Treasury Note/Bond	6.875%	8/15/25	750	952
United States Treasury Note/Bond	6.750%	8/15/26	795	1,003
United States Treasury Note/Bond	6.625%	2/15/27	3,045	3,804
United States Treasury Note/Bond	6.375%	8/15/27	1,670	2,040
United States Treasury Note/Bond	5.500%	8/15/28	1,510	1,683
United States Treasury Note/Bond	5.250%	11/15/28	75	81
United States Treasury Note/Bond	5.250%	2/15/29	550	596
United States Treasury Note/Bond	6.125%	8/15/29	1,570	1,886
United States Treasury Note/Bond	6.250%	5/15/30	8,405	10,274
United States Treasury Note/Bond	5.375%	2/15/31	5,300	5,860
United States Treasury Note/Bond	4.500%	2/15/36	345	340
United States Treasury Note/Bond	4.750%	2/15/37	13,250	13,550
United States Treasury Note/Bond	5.000%	5/15/37	875	930
United States Treasury Note/Bond	4.375%	2/15/38	14,960	14,373
United States Treasury Note/Bond	3.500%	2/15/39	2,750	2,255
United States Treasury Note/Bond	4.250%	5/15/39	3,150	2,957
United States Treasury Note/Bond	4.500%	8/15/39	19,629	19,202
				1,035,633
Agency Bonds and Notes (3.0%)
3 American Express Bank FSB	3.150%	12/9/11	850	879
3 Bank of America Corp.	2.100%	4/30/12	2,650	2,680
3 Bank of America Corp.	3.125%	6/15/12	1,375	1,427
3 Bank of America Corp.	2.375%	6/22/12	225	229
3 Bank of America NA	1.700%	12/23/10	650	656
3 Bank of the West	2.150%	3/27/12	575	583
3 Citibank NA	1.625%	3/30/11	225	227
3 Citibank NA	1.500%	7/12/11	400	402
3 Citibank NA	1.375%	8/10/11	500	502
3 Citibank NA	1.250%	9/22/11	300	300
3 Citibank NA	1.875%	5/7/12	950	957
3 Citibank NA	1.750%	12/28/12	1,100	1,093
3 Citigroup Funding Inc.	1.375%	5/5/11	1,500	1,508
3 Citigroup Funding Inc.	2.000%	3/30/12	225	227
3 Citigroup Funding Inc.	2.125%	7/12/12	600	606
3 Citigroup Funding Inc.	1.875%	10/22/12	931	929
3 Citigroup Funding Inc.	2.250%	12/10/12	250	252
3 Citigroup Inc.	2.875%	12/9/11	1,050	1,081
3 Citigroup Inc.	2.125%	4/30/12	2,400	2,430
Egypt Government AID Bonds	4.450%	9/15/15	1,400	1,460
4 Federal Farm Credit Bank	2.625%	4/21/11	925	947
4 Federal Farm Credit Bank	5.375%	7/18/11	3,050	3,248
4 Federal Farm Credit Bank	3.875%	8/25/11	875	914
4 Federal Farm Credit Bank	2.125%	6/18/12	750	759
4 Federal Farm Credit Bank	4.500%	10/17/12	700	750
4 Federal Farm Credit Bank	1.875%	12/7/12	475	473
4 Federal Farm Credit Bank	2.625%	4/17/14	1,000	998
4 Federal Farm Credit Bank	3.000%	9/22/14	600	605
4 Federal Farm Credit Bank	5.125%	8/25/16	925	1,002
4 Federal Farm Credit Bank	4.875%	1/17/17	850	905
4 Federal Home Loan Bank of Chicago	5.625%	6/13/16	300	303
4 Federal Home Loan Banks	1.625%	3/16/11	8,900	8,994
4 Federal Home Loan Banks	1.375%	5/16/11	5,750	5,787

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2009

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
4	Federal Home Loan Banks	3.125%	6/10/11	1,000	1,029
4	Federal Home Loan Banks	1.625%	7/27/11	6,275	6,335
4	Federal Home Loan Banks	5.375%	8/19/11	3,775	4,038
4	Federal Home Loan Banks	3.750%	9/9/11	325	339
4	Federal Home Loan Banks	3.625%	9/16/11	675	704
4	Federal Home Loan Banks	4.875%	11/18/11	1,650	1,763
4	Federal Home Loan Banks	1.000%	12/28/11	2,350	2,341
4	Federal Home Loan Banks	1.875%	6/20/12	800	807
4	Federal Home Loan Banks	1.750%	8/22/12	575	576
4	Federal Home Loan Banks	1.625%	9/26/12	2,500	2,490
4,5	Federal Home Loan Banks	2.000%	10/5/12	830	829
4	Federal Home Loan Banks	1.500%	1/16/13	1,000	987
4	Federal Home Loan Banks	3.375%	2/27/13	850	886
4	Federal Home Loan Banks	5.375%	6/14/13	250	276
4	Federal Home Loan Banks	5.125%	8/14/13	1,525	1,678
4	Federal Home Loan Banks	4.000%	9/6/13	1,000	1,061
4	Federal Home Loan Banks	5.250%	9/13/13	1,800	1,980
4	Federal Home Loan Banks	3.625%	10/18/13	6,675	6,992
4	Federal Home Loan Banks	5.500%	8/13/14	925	1,037
4	Federal Home Loan Banks	5.125%	10/19/16	1,225	1,332
4	Federal Home Loan Banks	4.750%	12/16/16	1,975	2,112
4	Federal Home Loan Banks	4.875%	5/17/17	400	430
4	Federal Home Loan Banks	5.000%	11/17/17	900	970
4	Federal Home Loan Banks	5.250%	12/11/20	1,000	1,068
4	Federal Home Loan Banks	5.625%	6/11/21	1,100	1,205
4	Federal Home Loan Banks	5.500%	7/15/36	250	257
4	Federal Home Loan Mortgage Corp.	4.750%	1/18/11	700	728
4	Federal Home Loan Mortgage Corp.	3.250%	2/25/11	11,500	11,832
4	Federal Home Loan Mortgage Corp.	1.625%	4/26/11	1,200	1,213
4	Federal Home Loan Mortgage Corp.	2.125%	3/23/12	1,525	1,550
4	Federal Home Loan Mortgage Corp.	1.750%	6/15/12	1,700	1,710
4	Federal Home Loan Mortgage Corp.	5.500%	8/20/12	8,000	8,783
4	Federal Home Loan Mortgage Corp.	2.125%	9/21/12	500	505
4	Federal Home Loan Mortgage Corp.	4.625%	10/25/12	5,425	5,842
4	Federal Home Loan Mortgage Corp.	4.125%	12/21/12	1,325	1,407
4	Federal Home Loan Mortgage Corp.	4.500%	1/15/13	2,825	3,038
4	Federal Home Loan Mortgage Corp.	3.750%	6/28/13	2,585	2,724
4	Federal Home Loan Mortgage Corp.	4.500%	7/15/13	1,200	1,295
4	Federal Home Loan Mortgage Corp.	4.125%	9/27/13	1,875	1,997
4	Federal Home Loan Mortgage Corp.	4.500%	1/15/14	2,600	2,803
4	Federal Home Loan Mortgage Corp.	2.500%	4/23/14	1,250	1,246
4	Federal Home Loan Mortgage Corp.	5.000%	7/15/14	1,600	1,756
4	Federal Home Loan Mortgage Corp.	3.000%	7/28/14	6,875	6,958
4	Federal Home Loan Mortgage Corp.	4.750%	1/19/16	650	701
4	Federal Home Loan Mortgage Corp.	5.250%	4/18/16	3,000	3,311
4	Federal Home Loan Mortgage Corp.	5.500%	7/18/16	1,100	1,228
4	Federal Home Loan Mortgage Corp.	5.125%	10/18/16	300	328
4	Federal Home Loan Mortgage Corp.	5.500%	8/23/17	4,000	4,463
4	Federal Home Loan Mortgage Corp.	4.875%	6/13/18	1,500	1,606
4	Federal Home Loan Mortgage Corp.	3.750%	3/27/19	3,700	3,627
4	Federal Home Loan Mortgage Corp.	6.750%	9/15/29	850	1,021
4	Federal National Mortgage Assn.	6.250%	2/1/11	1,425	1,493
4	Federal National Mortgage Assn.	1.750%	3/23/11	1,075	1,086
4	Federal National Mortgage Assn.	5.125%	4/15/11	750	791
4	Federal National Mortgage Assn.	1.375%	4/28/11	2,050	2,064
4	Federal National Mortgage Assn.	6.000%	5/15/11	7,300	7,805
4	Federal National Mortgage Assn.	1.000%	11/23/11	275	274
4	Federal National Mortgage Assn.	2.000%	1/9/12	8,000	8,120
4	Federal National Mortgage Assn.	0.875%	1/12/12	1,300	1,291
4	Federal National Mortgage Assn.	6.125%	3/15/12	1,450	1,599
4	Federal National Mortgage Assn.	1.875%	4/20/12	6,100	6,159
4	Federal National Mortgage Assn.	4.875%	5/18/12	2,225	2,400
4	Federal National Mortgage Assn.	1.750%	8/10/12	1,000	1,002
4	Federal National Mortgage Assn.	4.375%	9/15/12	1,300	1,390

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2009

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
4 Federal National Mortgage Assn.	3.625%	2/12/13	1,225	1,286
4 Federal National Mortgage Assn.	4.750%	2/21/13	1,275	1,378
4 Federal National Mortgage Assn.	4.375%	3/15/13	2,225	2,387
4 Federal National Mortgage Assn.	4.625%	5/1/13	700	736
4 Federal National Mortgage Assn.	2.875%	12/11/13	3,800	3,875
4 Federal National Mortgage Assn.	5.125%	1/2/14	975	1,027
4 Federal National Mortgage Assn.	2.750%	2/5/14	1,100	1,109
4 Federal National Mortgage Assn.	2.750%	3/13/14	1,125	1,134
4 Federal National Mortgage Assn.	4.125%	4/15/14	3,700	3,931
4 Federal National Mortgage Assn.	2.500%	5/15/14	3,575	3,559
4 Federal National Mortgage Assn.	3.000%	9/16/14	800	809
4 Federal National Mortgage Assn.	4.625%	10/15/14	4,000	4,321
4 Federal National Mortgage Assn.	2.625%	11/20/14	800	792
4 Federal National Mortgage Assn.	5.375%	7/15/16	3,000	3,327
4 Federal National Mortgage Assn.	5.250%	9/15/16	4,825	5,315
4 Federal National Mortgage Assn.	4.875%	12/15/16	525	567
4 Federal National Mortgage Assn.	5.000%	2/13/17	1,975	2,143
4 Federal National Mortgage Assn.	7.125%	1/15/30	1,000	1,265
4 Federal National Mortgage Assn.	7.250%	5/15/30	1,700	2,179
4 Federal National Mortgage Assn.	6.625%	11/15/30	915	1,103
4 Federal National Mortgage Assn.	5.625%	7/15/37	2,035	2,144
4 Financing Corp. Fico	9.800%	4/6/18	500	683
4 Financing Corp. Fico	9.650%	11/2/18	475	665
3 General Electric Capital Corp.	1.625%	1/7/11	1,175	1,186
3 General Electric Capital Corp.	3.000%	12/9/11	2,325	2,398
3 General Electric Capital Corp.	2.250%	3/12/12	2,225	2,262
3 General Electric Capital Corp.	2.200%	6/8/12	1,775	1,799
3 General Electric Capital Corp.	2.125%	12/21/12	825	829
3 General Electric Capital Corp.	2.625%	12/28/12	675	688
3 GMAC Inc.	1.750%	10/30/12	700	697
3 GMAC Inc.	2.200%	12/19/12	850	856
3 Goldman Sachs Group Inc.	1.700%	3/15/11	125	126
3 Goldman Sachs Group Inc.	1.625%	7/15/11	500	504
3 Goldman Sachs Group Inc.	2.150%	3/15/12	375	381
3 Goldman Sachs Group Inc.	3.250%	6/15/12	1,350	1,404
3 HSBC USA Inc.	3.125%	12/16/11	750	776
Israel Government AID Bond	5.500%	9/18/23	500	533
Israel Government AID Bond	5.500%	12/4/23	375	398
Israel Government AID Bond	5.500%	4/26/24	925	982
3 JPMorgan Chase & Co.	1.650%	2/23/11	900	910
3 JPMorgan Chase & Co.	3.125%	12/1/11	1,025	1,059
3 JPMorgan Chase & Co.	2.200%	6/15/12	1,000	1,015
3 JPMorgan Chase & Co.	2.125%	6/22/12	700	710
3 JPMorgan Chase & Co.	2.125%	12/26/12	1,400	1,408
3 Morgan Stanley	2.900%	12/1/10	650	663
3 Morgan Stanley	3.250%	12/1/11	1,475	1,530
3 Morgan Stanley	1.950%	6/20/12	1,375	1,387
3 PNC Funding Corp.	2.300%	6/22/12	875	890
Private Export Funding Corp.	3.050%	10/15/14	150	149
Private Export Funding Corp.	4.375%	3/15/19	350	346
Private Export Funding Corp.	4.300%	12/15/21	125	117
3 Regions Bank	3.250%	12/9/11	1,000	1,037
3 Sovereign Bank	2.750%	1/17/12	350	359
4 Tennessee Valley Authority	4.500%	4/1/18	450	463
4 Tennessee Valley Authority	6.750%	11/1/25	100	115
4 Tennessee Valley Authority	7.125%	5/1/30	1,500	1,841
4 Tennessee Valley Authority	5.500%	6/15/38	225	224
4 Tennessee Valley Authority	5.250%	9/15/39	275	271
4 Tennessee Valley Authority	5.375%	4/1/56	375	370
3 US Central Federal Credit Union	1.900%	10/19/12	475	475
3 Wells Fargo & Co.	3.000%	12/9/11	1,625	1,675
3 Wells Fargo & Co.	2.125%	6/15/12	425	431
3 Western Corporate Federal Credit Union	1.750%	11/2/12	250	249
				274,029

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2009

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
Conventional Mortgage-Backed Securities (12.6%)
4,5	Fannie Mae Pool	4.000%	9/1/10–1/1/40	31,543	31,386
4,5	Fannie Mae Pool	4.500%	7/1/11–1/1/40	73,303	74,930
4,5	Fannie Mae Pool	5.000%	4/1/10–1/1/40	128,749	133,359
4,5	Fannie Mae Pool	5.500%	12/1/14–1/1/40	156,023	164,094
4,5	Fannie Mae Pool	6.000%	3/1/11–1/1/40	109,464	116,575
4,5	Fannie Mae Pool	6.500%	9/1/10–1/1/39	37,659	40,506
4,5	Fannie Mae Pool	7.000%	9/1/10–11/1/37	9,136	10,042
4,5	Fannie Mae Pool	7.500%	1/1/11–12/1/32	1,230	1,358
4,5	Fannie Mae Pool	8.000%	6/1/10–11/1/30	175	192
4,5	Fannie Mae Pool	8.500%	11/1/18–9/1/30	121	136
4,5	Fannie Mae Pool	9.000%	1/1/21–8/1/26	38	43
4,5	Fannie Mae Pool	9.500%	5/1/16–2/1/25	10	11
4,5	Fannie Mae Pool	10.000%	1/1/20–8/1/21	1	1
4,5	Fannie Mae Pool	10.500%	8/1/20	1	1
4,5	Freddie Mac Gold Pool	4.000%	1/1/10–1/1/40	19,629	19,642
4,5	Freddie Mac Gold Pool	4.500%	3/1/10–1/1/40	55,225	56,390
4,5	Freddie Mac Gold Pool	5.000%	10/1/11–1/1/40	95,672	98,917
4,5	Freddie Mac Gold Pool	5.500%	11/1/13–1/1/40	103,635	108,986
4,5	Freddie Mac Gold Pool	6.000%	8/1/10–1/1/40	71,670	76,357
4,5	Freddie Mac Gold Pool	6.500%	9/1/10–1/1/39	21,071	22,709
4,5	Freddie Mac Gold Pool	7.000%	8/1/10–2/1/37	4,359	4,754
4,5	Freddie Mac Gold Pool	7.500%	7/1/10–1/1/32	526	578
4,5	Freddie Mac Gold Pool	8.000%	6/1/12–10/1/31	554	610
4,5	Freddie Mac Gold Pool	8.500%	4/1/20–5/1/30	69	77
4,5	Freddie Mac Gold Pool	9.000%	10/1/21–4/1/30	48	54
4,5	Freddie Mac Gold Pool	9.500%	4/1/16–4/1/25	16	16
4,5	Freddie Mac Gold Pool	10.000%	3/1/17–4/1/25	9	9
4,5	Freddie Mac Non Gold Pool	8.500%	12/1/16	1	1
4,5	Freddie Mac Non Gold Pool	9.500%	9/1/19	1	1
5	Ginnie Mae I Pool	4.000%	8/15/39	3,729	3,607
5	Ginnie Mae I Pool	4.500%	8/15/18–1/1/40	32,663	32,727
5	Ginnie Mae I Pool	5.000%	1/15/18–1/1/40	36,705	37,869
5	Ginnie Mae I Pool	5.500%	3/15/15–1/1/40	31,035	32,663
5	Ginnie Mae I Pool	6.000%	12/15/13–12/15/38	14,085	14,985
5	Ginnie Mae I Pool	6.500%	6/15/11–8/15/34	5,079	5,492
5	Ginnie Mae I Pool	7.000%	11/15/10–8/15/32	2,350	2,591
5	Ginnie Mae I Pool	7.500%	10/15/10–3/15/32	651	718
5	Ginnie Mae I Pool	8.000%	3/15/22–3/15/32	444	488
5	Ginnie Mae I Pool	8.500%	3/15/17–7/15/30	46	50
5	Ginnie Mae I Pool	9.000%	6/15/16–2/15/30	93	105
5	Ginnie Mae I Pool	9.500%	10/15/19–1/15/25	21	23
5	Ginnie Mae I Pool	10.000%	3/15/19	1	1
5	Ginnie Mae II Pool	4.500%	11/20/35–12/20/39	3,345	3,353
5	Ginnie Mae II Pool	5.000%	4/20/36–1/1/40	7,827	8,057
5	Ginnie Mae II Pool	5.500%	4/20/36–11/20/38	11,614	12,198
5	Ginnie Mae II Pool	6.000%	3/20/33–10/20/38	15,878	16,811
5	Ginnie Mae II Pool	6.500%	12/20/35–11/20/37	5,159	5,503
5	Ginnie Mae II Pool	7.000%	4/20/38	123	135
					1,139,111
Nonconventional Mortgage-Backed Securities (0.7%)
4,5	Fannie Mae Pool	2.701%	12/1/34	1,030	1,046
4,5	Fannie Mae Pool	2.799%	10/1/34	634	649
4,5	Fannie Mae Pool	2.808%	11/1/34	418	425
4,5	Fannie Mae Pool	3.126%	9/1/34	187	192
4,5	Fannie Mae Pool	4.132%	5/1/34	255	264
4,5	Fannie Mae Pool	4.413%	8/1/35	699	723
4,5	Fannie Mae Pool	4.421%	7/1/35	367	379
4,5	Fannie Mae Pool	4.485%	4/1/37	638	664
4,5	Fannie Mae Pool	4.498%	1/1/35	681	696

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2009

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
4,5	Fannie Mae Pool	4.549%	11/1/34	1,218	1,268
4,5	Fannie Mae Pool	4.605%	12/1/35	1,337	1,394
4,5	Fannie Mae Pool	4.610%	8/1/35	1,028	1,069
4,5	Fannie Mae Pool	4.613%	11/1/33	224	232
4,5	Fannie Mae Pool	4.629%	9/1/34	543	565
4,5	Fannie Mae Pool	4.721%	8/1/35	711	744
4,5	Fannie Mae Pool	4.784%	6/1/34	442	460
4,5	Fannie Mae Pool	4.852%	9/1/35	812	851
4,5	Fannie Mae Pool	4.866%	7/1/35	911	941
4,5	Fannie Mae Pool	4.959%	7/1/35	314	327
4,5	Fannie Mae Pool	4.966%	10/1/35	1,220	1,274
4,5	Fannie Mae Pool	5.015%	12/1/33	271	284
4,5	Fannie Mae Pool	5.035%	2/1/36	452	472
4,5	Fannie Mae Pool	5.039%	11/1/35	259	269
4,5	Fannie Mae Pool	5.109%	1/1/36	791	827
4,5	Fannie Mae Pool	5.128%	12/1/35	707	740
4,5	Fannie Mae Pool	5.186%	3/1/37	806	845
4,5	Fannie Mae Pool	5.450%	2/1/36	1,286	1,343
4,5	Fannie Mae Pool	5.495%	5/1/37	769	790
4,5	Fannie Mae Pool	5.547%	1/1/37	1,102	1,161
4,5	Fannie Mae Pool	5.617%	7/1/36	212	221
4,5	Fannie Mae Pool	5.645%	3/1/37	939	989
4,5	Fannie Mae Pool	5.665%	6/1/36	742	783
4,5	Fannie Mae Pool	5.676%	2/1/37	837	879
4,5	Fannie Mae Pool	5.729%	3/1/37	940	993
4,5	Fannie Mae Pool	5.756%	1/1/36	327	347
4,5	Fannie Mae Pool	5.756%	4/1/37	342	358
4,5	Fannie Mae Pool	5.764%	4/1/36	1,299	1,372
4,5	Fannie Mae Pool	5.793%	4/1/37	1,470	1,550
4,5	Fannie Mae Pool	5.838%	9/1/36	842	885
4,5	Fannie Mae Pool	5.893%	11/1/36	2,429	2,569
4,5	Fannie Mae Pool	6.045%	6/1/36	190	201
4,5	Fannie Mae Pool	6.062%	8/1/37	702	734
4,5	Fannie Mae Pool	6.499%	9/1/37	911	966
4,5	Freddie Mac Non Gold Pool	2.691%	12/1/34	644	654
4,5	Freddie Mac Non Gold Pool	3.072%	9/1/34	352	362
4,5	Freddie Mac Non Gold Pool	3.160%	12/1/34	307	317
4,5	Freddie Mac Non Gold Pool	3.448%	12/1/36	267	275
4,5	Freddie Mac Non Gold Pool	4.358%	1/1/35	43	44
4,5	Freddie Mac Non Gold Pool	4.590%	4/1/35	1,082	1,112
4,5	Freddie Mac Non Gold Pool	4.594%	11/1/34	842	875
4,5	Freddie Mac Non Gold Pool	4.660%	7/1/35	804	833
4,5	Freddie Mac Non Gold Pool	4.688%	12/1/35	1,210	1,262
4,5	Freddie Mac Non Gold Pool	4.738%	3/1/36	689	710
4,5	Freddie Mac Non Gold Pool	4.766%	1/1/37	501	523
4,5	Freddie Mac Non Gold Pool	4.789%	7/1/35	575	595
4,5	Freddie Mac Non Gold Pool	5.024%	5/1/35	1,071	1,114
4,5	Freddie Mac Non Gold Pool	5.260%	3/1/37	709	724
4,5	Freddie Mac Non Gold Pool	5.287%	3/1/36	1,214	1,270
4,5	Freddie Mac Non Gold Pool	5.329%	12/1/35	656	688
4,5	Freddie Mac Non Gold Pool	5.428%	3/1/37	778	818
4,5	Freddie Mac Non Gold Pool	5.435%	4/1/37	1,505	1,582
4,5	Freddie Mac Non Gold Pool	5.502%	2/1/36	907	945
4,5	Freddie Mac Non Gold Pool	5.568%	5/1/36	489	511
4,5	Freddie Mac Non Gold Pool	5.582%	4/1/37	1,233	1,292
4,5	Freddie Mac Non Gold Pool	5.656%	12/1/36	409	431
4,5	Freddie Mac Non Gold Pool	5.714%	9/1/36	870	918
4,5	Freddie Mac Non Gold Pool	5.749%	4/1/37	1,083	1,129
4,5	Freddie Mac Non Gold Pool	5.770%	5/1/36	501	525
4,5	Freddie Mac Non Gold Pool	5.796%	6/1/37	1,353	1,428
4,5	Freddie Mac Non Gold Pool	5.878%	12/1/36	586	620
4,5	Freddie Mac Non Gold Pool	5.892%	5/1/37	2,098	2,213
4,5	Freddie Mac Non Gold Pool	5.973%	10/1/37	319	339
4,5	Freddie Mac Non Gold Pool	6.064%	8/1/37	952	1,007

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2009

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
4,5	Freddie Mac Non Gold Pool	6.480%	2/1/37	823	879
					59,736

Total U.S. Government and Agency Obligations (Cost $2,460,428)					2,508,509

Asset-Backed/Commercial Mortgage-Backed Securities (1.5%)
5	Banc of America Commercial Mortgage Inc.	4.050%	11/10/38	333	331
5	Banc of America Commercial Mortgage Inc.	4.153%	11/10/38	150	147
5	Banc of America Commercial Mortgage Inc.	4.877%	7/10/42	1,700	1,620
5	Banc of America Commercial Mortgage Inc.	4.727%	7/10/43	400	334
5	Banc of America Commercial Mortgage Inc.	5.118%	7/11/43	1,560	1,606
5	Banc of America Commercial Mortgage Inc.	5.372%	9/10/45	1,200	1,133
5,6	Banc of America Commercial Mortgage Inc.	5.421%	9/10/45	10	8
5	Banc of America Commercial Mortgage Inc.	5.115%	10/10/45	1,150	1,109
5,6	Banc of America Commercial Mortgage Inc.	5.176%	10/10/45	20	17
5	Banc of America Commercial Mortgage Inc.	5.634%	7/10/46	1,300	1,209
5	Banc of America Commercial Mortgage Inc.	5.675%	7/10/46	295	232
5,6	Banc of America Commercial Mortgage Inc.	5.179%	9/10/47	100	88
5	Banc of America Commercial Mortgage Inc.	5.414%	9/10/47	825	768
5	Banc of America Commercial Mortgage Inc.	5.448%	9/10/47	125	100
5,6	Banc of America Commercial Mortgage Inc.	6.166%	2/10/51	1,400	1,254
5	Bear Stearns Commercial Mortgage Securities	5.610%	11/15/33	2,000	2,068
5	Bear Stearns Commercial Mortgage Securities	5.462%	4/12/38	250	248
5,6	Bear Stearns Commercial Mortgage Securities	5.463%	4/12/38	250	191
5,6	Bear Stearns Commercial Mortgage Securities	5.758%	9/11/38	275	220
5	Bear Stearns Commercial Mortgage Securities	4.680%	8/13/39	450	447
5	Bear Stearns Commercial Mortgage Securities	5.666%	6/11/40	2,825	2,848
5	Bear Stearns Commercial Mortgage Securities	5.582%	9/11/41	160	128
5	Bear Stearns Commercial Mortgage Securities	4.521%	11/11/41	250	251
5	Bear Stearns Commercial Mortgage Securities	5.742%	9/11/42	1,575	1,493
5	Bear Stearns Commercial Mortgage Securities	5.127%	10/12/42	500	500
5,6	Bear Stearns Commercial Mortgage Securities	5.513%	1/12/45	335	271
5	Bear Stearns Commercial Mortgage Securities	5.613%	6/11/50	850	848
5	Bear Stearns Commercial Mortgage Securities	5.694%	6/11/50	800	679
5	Bear Stearns Commercial Mortgage Securities	5.700%	6/11/50	400	341
5,6	Bear Stearns Commercial Mortgage Securities	5.915%	6/11/50	400	292
5	Capital Auto Receivables Asset Trust	4.680%	10/15/12	1,300	1,343
5	Capital One Multi-Asset Execution Trust	5.300%	2/18/14	450	471
5	Capital One Multi-Asset Execution Trust	5.050%	12/17/18	3,500	3,632
5	Capital One Multi-Asset Execution Trust	5.750%	7/15/20	225	244
5	CDC Commercial Mortgage Trust	5.676%	11/15/30	1,525	1,572
5	Chase Issuance Trust	4.650%	12/17/12	3,300	3,392
5	Chase Issuance Trust	5.400%	7/15/15	400	435
5	Citibank Credit Card Issuance Trust	5.450%	5/10/13	195	205
5	Citibank Credit Card Issuance Trust	4.900%	6/23/16	1,075	1,158
5	Citibank Credit Card Issuance Trust	4.150%	7/7/17	250	252
5	Citibank Credit Card Issuance Trust	5.650%	9/20/19	175	189
5	Citigroup Commercial Mortgage Trust	4.623%	10/15/41	198	198
5	Citigroup Commercial Mortgage Trust	4.830%	5/15/43	50	43
5,6	Citigroup Commercial Mortgage Trust	5.725%	3/15/49	550	523
5,6	Citigroup Commercial Mortgage Trust	5.700%	12/10/49	275	185
5,6	Citigroup Commercial Mortgage Trust	5.700%	12/10/49	225	194
5,6	Citigroup Commercial Mortgage Trust	6.092%	12/10/49	175	133
5,6	Citigroup/Deutsche Bank Commercial Mortgage Trust	5.224%	7/15/44	525	455
5	Citigroup/Deutsche Bank Commercial Mortgage Trust	5.224%	7/15/44	1,100	1,096
5	Citigroup/Deutsche Bank Commercial Mortgage Trust	5.886%	11/15/44	1,650	1,456
5	Citigroup/Deutsche Bank Commercial Mortgage Trust	5.648%	10/15/48	425	325
5	Citigroup/Deutsche Bank Commercial Mortgage Trust	5.205%	12/11/49	1,400	1,403
5	Citigroup/Deutsche Bank Commercial Mortgage Trust	5.322%	12/11/49	950	814
5,7	Commercial Mortgage Lease-Backed Certificates	6.746%	6/20/31	366	384
5	Commercial Mortgage Pass Through Certificates	5.116%	6/10/44	250	237
5	Commercial Mortgage Pass Through Certificates	5.767%	6/10/46	1,255	1,236
5	Commercial Mortgage Pass Through Certificates	5.248%	12/10/46	200	201
5,6	Commercial Mortgage Pass Through Certificates	5.816%	12/10/49	900	817

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2009

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
5,6	Countrywide Home Loan Mortgage Pass Through Trust	4.065%	5/25/33	332	285
5,6	Credit Suisse First Boston Mortgage Securities Corp.	4.750%	1/15/37	1,500	1,455
5	Credit Suisse First Boston Mortgage Securities Corp.	4.877%	4/15/37	50	37
5,6	Credit Suisse First Boston Mortgage Securities Corp.	5.014%	2/15/38	1,000	987
5	Credit Suisse First Boston Mortgage Securities Corp.	3.936%	5/15/38	575	567
5,6	Credit Suisse First Boston Mortgage Securities Corp.	5.100%	8/15/38	105	88
5	Credit Suisse First Boston Mortgage Securities Corp.	5.100%	8/15/38	2,550	2,455
5	Credit Suisse Mortgage Capital Certificates	5.825%	6/15/38	1,475	1,273
5	Credit Suisse Mortgage Capital Certificates	5.825%	6/15/38	52	41
5	Credit Suisse Mortgage Capital Certificates	5.548%	2/15/39	2,200	2,141
5,6	Credit Suisse Mortgage Capital Certificates	5.548%	2/15/39	400	327
5,6	Credit Suisse Mortgage Capital Certificates	5.723%	6/15/39	1,750	1,403
5	Credit Suisse Mortgage Capital Certificates	5.509%	9/15/39	75	41
5	Credit Suisse Mortgage Capital Certificates	5.311%	12/15/39	800	660
5	Credit Suisse Mortgage Capital Certificates	5.343%	12/15/39	110	77
5	Credit Suisse Mortgage Capital Certificates	5.383%	2/15/40	525	434
5,6	CW Capital Cobalt Ltd.	5.820%	5/15/46	1,400	1,103
5	Discover Card Master Trust	5.650%	12/15/15	1,650	1,788
5	Discover Card Master Trust	5.650%	3/16/20	375	400
5,6	First Union Commercial Mortgage Trust	6.638%	10/15/35	637	642
5	First Union National Bank Commercial Mortgage	6.223%	12/12/33	550	575
5	Ford Credit Auto Owner Trust	2.420%	11/15/14	225	221
5	GE Capital Commercial Mortgage Corp.	5.994%	12/10/35	54	55
5	GE Capital Commercial Mortgage Corp.	4.996%	12/10/37	1,000	1,023
5,6	GE Capital Commercial Mortgage Corp.	5.336%	3/10/44	1,350	1,278
5,6	GE Capital Commercial Mortgage Corp.	5.334%	11/10/45	380	314
5	GMAC Commercial Mortgage Securities Inc.	7.455%	8/16/33	193	196
5	GMAC Commercial Mortgage Securities Inc.	6.700%	4/15/34	622	647
5	GMAC Commercial Mortgage Securities Inc.	4.908%	3/10/38	75	73
5	GMAC Commercial Mortgage Securities Inc.	4.646%	4/10/40	250	254
5	GMAC Commercial Mortgage Securities Inc.	4.864%	12/10/41	300	294
5	GMAC Commercial Mortgage Securities Inc.	4.754%	5/10/43	75	65
5	Greenwich Capital Commercial Funding Corp.	4.948%	1/11/35	500	512
5	Greenwich Capital Commercial Funding Corp.	5.317%	6/10/36	1,230	1,248
5	Greenwich Capital Commercial Funding Corp.	5.117%	4/10/37	205	206
5	Greenwich Capital Commercial Funding Corp.	5.224%	4/10/37	1,400	1,310
5,6	Greenwich Capital Commercial Funding Corp.	5.277%	4/10/37	275	231
5,6	Greenwich Capital Commercial Funding Corp.	5.918%	7/10/38	140	112
5	Greenwich Capital Commercial Funding Corp.	5.475%	3/10/39	75	54
5	Greenwich Capital Commercial Funding Corp.	4.799%	8/10/42	1,950	1,807
5	GS Mortgage Securities Corp. II	5.506%	4/10/38	967	978
5,6	GS Mortgage Securities Corp. II	5.553%	4/10/38	700	638
5,6	GS Mortgage Securities Corp. II	5.622%	4/10/38	250	199
5	GS Mortgage Securities Corp. II	5.396%	8/10/38	1,825	1,727
5	Honda Auto Receivables Owner Trust	4.880%	9/18/14	600	632
5	JP Morgan Chase Commercial Mortgage Securities
	Corp.	6.260%	3/15/33	208	212
5	JP Morgan Chase Commercial Mortgage Securities
	Corp.	5.050%	12/12/34	350	359
5	JP Morgan Chase Commercial Mortgage Securities
	Corp.	4.824%	9/12/37	600	603
5,6	JP Morgan Chase Commercial Mortgage Securities
	Corp.	4.948%	9/12/37	28	22
5,6	JP Morgan Chase Commercial Mortgage Securities
	Corp.	5.377%	6/12/41	560	564
5	JP Morgan Chase Commercial Mortgage Securities
	Corp.	4.780%	7/15/42	135	105
5,6	JP Morgan Chase Commercial Mortgage Securities
	Corp.	5.321%	1/12/43	10	8
5	JP Morgan Chase Commercial Mortgage Securities
	Corp.	5.160%	4/15/43	711	714
5,6	JP Morgan Chase Commercial Mortgage Securities
	Corp.	5.475%	4/15/43	350	336

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2009

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
5,6	JP Morgan Chase Commercial Mortgage Securities
	Corp.	5.444%	12/12/44	150	116
5,6	JP Morgan Chase Commercial Mortgage Securities
	Corp.	5.221%	12/15/44	175	153
5	JP Morgan Chase Commercial Mortgage Securities
	Corp.	5.874%	4/15/45	1,750	1,667
5,6	JP Morgan Chase Commercial Mortgage Securities
	Corp.	5.875%	4/15/45	80	61
5	JP Morgan Chase Commercial Mortgage Securities
	Corp.	5.593%	5/12/45	375	306
5	JP Morgan Chase Commercial Mortgage Securities
	Corp.	5.440%	5/15/45	225	185
5	JP Morgan Chase Commercial Mortgage Securities
	Corp.	5.803%	6/15/49	700	703
5	JP Morgan Chase Commercial Mortgage Securities
	Corp.	5.794%	2/12/51	1,105	938
5	JP Morgan Chase Commercial Mortgage Securities
	Corp.	5.855%	2/12/51	650	648
5,6	JP Morgan Chase Commercial Mortgage Securities
	Corp.	5.882%	2/15/51	1,655	1,418
5,6	LB Commercial Conduit Mortgage Trust	5.950%	7/15/44	590	402
5	LB-UBS Commercial Mortgage Trust	4.786%	10/15/29	1,242	1,198
5	LB-UBS Commercial Mortgage Trust	4.742%	2/15/30	575	558
5	LB-UBS Commercial Mortgage Trust	4.553%	7/15/30	82	82
5	LB-UBS Commercial Mortgage Trust	5.197%	11/15/30	1,250	1,215
5	LB-UBS Commercial Mortgage Trust	5.217%	2/15/31	125	105
5	LB-UBS Commercial Mortgage Trust	4.853%	9/15/31	1,000	1,018
5	LB-UBS Commercial Mortgage Trust	4.960%	12/15/31	250	254
5	LB-UBS Commercial Mortgage Trust	4.166%	5/15/32	200	198
5	LB-UBS Commercial Mortgage Trust	4.931%	9/15/35	1,500	1,518
5,6	LB-UBS Commercial Mortgage Trust	5.661%	3/15/39	1,625	1,539
5	LB-UBS Commercial Mortgage Trust	5.413%	9/15/39	100	76
5	LB-UBS Commercial Mortgage Trust	5.424%	2/15/40	179	149
5	LB-UBS Commercial Mortgage Trust	5.430%	2/15/40	600	512
5	LB-UBS Commercial Mortgage Trust	5.455%	2/15/40	250	165
5,6	LB-UBS Commercial Mortgage Trust	5.493%	2/15/40	180	122
5,6	LB-UBS Commercial Mortgage Trust	5.263%	11/15/40	35	31
5,6	LB-UBS Commercial Mortgage Trust	6.149%	4/15/41	1,825	1,753
5,6	LB-UBS Commercial Mortgage Trust	6.149%	4/15/41	260	190
5	Merrill Lynch Mortgage Trust	5.236%	11/12/35	550	551
5	Merrill Lynch Mortgage Trust	5.107%	7/12/38	40	33
5	Merrill Lynch Mortgage Trust	5.655%	5/12/39	350	329
5,6	Merrill Lynch Mortgage Trust	5.656%	5/12/39	100	77
5	Merrill Lynch Mortgage Trust	5.782%	8/12/43	245	199
5,6	Merrill Lynch Mortgage Trust	5.291%	1/12/44	1,650	1,591
5,6	Merrill Lynch Mortgage Trust	5.828%	6/12/50	1,450	1,185
5,6	Merrill Lynch Mortgage Trust	5.828%	6/12/50	165	108
5	Merrill Lynch Mortgage Trust	5.425%	2/12/51	250	244
5	Merrill Lynch Mortgage Trust	5.690%	2/12/51	650	561
5,6	Merrill Lynch/Countrywide Commercial Mortgage Trust	5.517%	2/12/39	25	13
5	Merrill Lynch/Countrywide Commercial Mortgage Trust	5.909%	6/12/46	1,475	1,450
5	Merrill Lynch/Countrywide Commercial Mortgage Trust	5.456%	7/12/46	160	109
5	Merrill Lynch/Countrywide Commercial Mortgage Trust	5.378%	8/12/48	1,575	1,197
5	Merrill Lynch/Countrywide Commercial Mortgage Trust	5.590%	9/12/49	725	718
5	Merrill Lynch/Countrywide Commercial Mortgage Trust	5.700%	9/12/49	750	611
5,6	Morgan Stanley Capital I	5.110%	6/15/40	1,800	1,783
5	Morgan Stanley Capital I	5.270%	6/13/41	400	394
5,6	Morgan Stanley Capital I	5.810%	8/12/41	110	88
5	Morgan Stanley Capital I	5.328%	11/12/41	250	238
5	Morgan Stanley Capital I	5.360%	11/12/41	375	278
5	Morgan Stanley Capital I	4.970%	12/15/41	575	574
5	Morgan Stanley Capital I	5.168%	1/14/42	425	427
5,6	Morgan Stanley Capital I	5.649%	6/11/42	25	18
5,6	Morgan Stanley Capital I	5.649%	6/11/42	850	823

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2009

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
5	Morgan Stanley Capital I	4.989%	8/13/42	2,000	1,958
5	Morgan Stanley Capital I	5.230%	9/15/42	1,200	1,172
5	Morgan Stanley Capital I	5.769%	10/15/42	550	534
5,6	Morgan Stanley Capital I	5.774%	10/15/42	15	12
5,6	Morgan Stanley Capital I	5.207%	11/14/42	650	654
5,6	Morgan Stanley Capital I	5.207%	11/14/42	35	30
5	Morgan Stanley Capital I	6.280%	1/11/43	1,525	1,417
5	Morgan Stanley Capital I	5.332%	12/15/43	350	321
5,6	Morgan Stanley Capital I	5.385%	3/12/44	500	478
5,6	Morgan Stanley Capital I	5.773%	7/12/44	250	199
5	Morgan Stanley Capital I	4.660%	9/13/45	250	241
5,6	Morgan Stanley Capital I	5.691%	4/15/49	250	148
5,6	Morgan Stanley Capital I	5.544%	11/12/49	425	311
5	Morgan Stanley Capital I	5.809%	12/12/49	590	499
5	Morgan Stanley Capital I	5.090%	10/12/52	500	505
5,6	Morgan Stanley Capital I	5.204%	10/12/52	260	204
5	Morgan Stanley Capital I	4.770%	7/15/56	170	127
5	Nissan Auto Receivables Owner Trust	5.050%	11/17/14	475	504
5	PG&E Energy Recovery Funding LLC	4.140%	9/25/12	405	412
5	PSE&G Transition Funding LLC	6.890%	12/15/17	2,000	2,324
5,6	Salomon Brothers Mortgage Securities VII Inc.	3.688%	9/25/33	734	701
5	USAA Auto Owner Trust	4.710%	2/18/14	925	976
5,6	Wachovia Bank Commercial Mortgage Trust	5.125%	8/15/35	150	153
5	Wachovia Bank Commercial Mortgage Trust	4.719%	1/15/41	250	251
5	Wachovia Bank Commercial Mortgage Trust	4.748%	2/15/41	500	492
5	Wachovia Bank Commercial Mortgage Trust	5.001%	7/15/41	354	356
5,6	Wachovia Bank Commercial Mortgage Trust	5.237%	7/15/41	1,250	1,252
5	Wachovia Bank Commercial Mortgage Trust	4.803%	10/15/41	1,150	1,103
5,6	Wachovia Bank Commercial Mortgage Trust	5.083%	3/15/42	400	396
5	Wachovia Bank Commercial Mortgage Trust	5.118%	7/15/42	350	338
5,6	Wachovia Bank Commercial Mortgage Trust	5.740%	5/15/43	275	214
5,6	Wachovia Bank Commercial Mortgage Trust	5.740%	5/15/43	900	872
5	Wachovia Bank Commercial Mortgage Trust	4.699%	5/15/44	1,050	1,002
5,6	Wachovia Bank Commercial Mortgage Trust	5.209%	10/15/44	950	938
5,6	Wachovia Bank Commercial Mortgage Trust	5.265%	12/15/44	2,300	2,299
5,6	Wachovia Bank Commercial Mortgage Trust	5.315%	12/15/44	10	9
5,6	Wachovia Bank Commercial Mortgage Trust	5.956%	6/15/45	67	52
5,6	Wachovia Bank Commercial Mortgage Trust	5.765%	7/15/45	950	861
5,6	Wachovia Bank Commercial Mortgage Trust	5.818%	5/15/46	240	159
5	Wachovia Bank Commercial Mortgage Trust	5.313%	11/15/48	1,500	1,422
5	Wachovia Bank Commercial Mortgage Trust	5.339%	11/15/48	725	543
5	World Omni Auto Receivables Trust	3.940%	10/15/12	800	816

Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $133,674)					135,284

Corporate Bonds (7.8%)
Finance (2.8%)
	Banking (1.9%)
	Abbey National PLC	7.950%	10/26/29	350	390
	American Express Bank FSB	5.550%	10/17/12	375	399
	American Express Bank FSB	6.000%	9/13/17	525	542
	American Express Centurion Bank	5.550%	10/17/12	250	267
	American Express Centurion Bank	5.950%	6/12/17	75	78
	American Express Centurion Bank	6.000%	9/13/17	1,450	1,505
	American Express Co.	7.250%	5/20/14	425	479
	American Express Co.	5.500%	9/12/16	350	360
	American Express Co.	6.150%	8/28/17	225	235
	American Express Co.	7.000%	3/19/18	1,000	1,103
	American Express Co.	8.125%	5/20/19	400	475
5	American Express Co.	6.800%	9/1/66	450	389
	American Express Credit Corp.	5.000%	12/2/10	725	748
	American Express Credit Corp.	7.300%	8/20/13	450	506
	American Express Credit Corp.	5.125%	8/25/14	275	290
7	American Express Travel Related Services Co. Inc.	5.250%	11/21/11	125	130

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2009

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	Banco Santander Chile	2.875%	11/13/12	250	251
	Bank of America Corp.	4.250%	10/1/10	300	308
	Bank of America Corp.	4.375%	12/1/10	475	490
	Bank of America Corp.	5.375%	9/11/12	1,025	1,087
	Bank of America Corp.	4.875%	9/15/12	75	78
	Bank of America Corp.	4.875%	1/15/13	750	782
	Bank of America Corp.	7.375%	5/15/14	1,025	1,162
	Bank of America Corp.	5.375%	6/15/14	175	182
	Bank of America Corp.	5.125%	11/15/14	1,075	1,112
	Bank of America Corp.	5.250%	12/1/15	275	277
	Bank of America Corp.	6.500%	8/1/16	750	809
	Bank of America Corp.	5.750%	8/15/16	275	277
	Bank of America Corp.	5.625%	10/14/16	75	76
	Bank of America Corp.	5.420%	3/15/17	925	917
	Bank of America Corp.	5.650%	5/1/18	1,550	1,577
	Bank of America Corp.	7.625%	6/1/19	400	463
	Bank of America NA	5.300%	3/15/17	325	318
	Bank of America NA	6.100%	6/15/17	350	356
	Bank of America NA	6.000%	10/15/36	600	580
	Bank of New York Mellon Corp.	4.950%	1/14/11	500	518
	Bank of New York Mellon Corp.	4.950%	11/1/12	425	458
	Bank of New York Mellon Corp.	4.300%	5/15/14	250	263
	Bank of New York Mellon Corp.	4.950%	3/15/15	800	843
	Bank of New York Mellon Corp.	5.450%	5/15/19	350	367
7	Bank of Scotland PLC	5.250%	2/21/17	1,350	1,343
	Bank of Tokyo-Mitsubishi UFJ Ltd.	7.400%	6/15/11	175	189
	Bank One Corp.	5.900%	11/15/11	50	53
	Bank One Corp.	5.250%	1/30/13	925	979
	Bank One Corp.	4.900%	4/30/15	475	490
	Barclays Bank PLC	2.500%	1/23/13	425	425
	Barclays Bank PLC	5.000%	9/22/16	200	205
	Barclays Bank PLC	6.750%	5/22/19	1,200	1,347
	BB&T Capital Trust II	6.750%	6/7/36	1,100	1,025
	BB&T Corp.	6.500%	8/1/11	375	399
	BB&T Corp.	3.850%	7/27/12	225	233
	BB&T Corp.	5.700%	4/30/14	275	297
	BB&T Corp.	6.850%	4/30/19	275	312
	BB&T Corp.	5.250%	11/1/19	200	196
	Bear Stearns Cos. LLC	5.350%	2/1/12	400	425
	Bear Stearns Cos. LLC	5.700%	11/15/14	2,525	2,761
	Bear Stearns Cos. LLC	5.300%	10/30/15	985	1,048
	Bear Stearns Cos. LLC	5.550%	1/22/17	1,150	1,174
	Bear Stearns Cos. LLC	6.400%	10/2/17	800	880
	Bear Stearns Cos. LLC	7.250%	2/1/18	375	432
	BNP Paribas US Medium-Term Note Program LLC	2.125%	12/21/12	100	100
	Branch Banking & Trust Co.	5.625%	9/15/16	100	99
	Capital One Bank USA NA	8.800%	7/15/19	800	951
	Capital One Capital III	7.686%	8/15/36	525	462
	Capital One Capital IV	6.745%	2/17/37	300	249
	Capital One Financial Corp.	5.700%	9/15/11	375	395
	Capital One Financial Corp.	4.800%	2/21/12	50	52
	Capital One Financial Corp.	5.500%	6/1/15	225	235
	Capital One Financial Corp.	6.150%	9/1/16	50	50
	Capital One Financial Corp.	5.250%	2/21/17	50	49
	Capital One Financial Corp.	6.750%	9/15/17	650	698
5,7	Citicorp Lease Pass-Through Trust 1999-1	8.040%	12/15/19	1,700	1,660
	Citigroup Inc.	6.500%	1/18/11	800	836
	Citigroup Inc.	5.125%	2/14/11	500	516
	Citigroup Inc.	5.100%	9/29/11	675	700
	Citigroup Inc.	6.000%	2/21/12	300	317
	Citigroup Inc.	5.300%	10/17/12	1,175	1,229
	Citigroup Inc.	5.500%	4/11/13	75	78
	Citigroup Inc.	6.500%	8/19/13	500	533
	Citigroup Inc.	5.125%	5/5/14	100	101

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2009

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Citigroup Inc.	6.375%	8/12/14	1,500	1,569
Citigroup Inc.	5.000%	9/15/14	3,325	3,212
Citigroup Inc.	5.500%	10/15/14	875	888
Citigroup Inc.	5.300%	1/7/16	275	269
Citigroup Inc.	5.500%	2/15/17	100	95
Citigroup Inc.	6.125%	11/21/17	1,075	1,092
Citigroup Inc.	6.125%	5/15/18	1,250	1,253
Citigroup Inc.	8.500%	5/22/19	625	724
Citigroup Inc.	6.625%	6/15/32	1,050	974
Citigroup Inc.	5.875%	2/22/33	600	504
Citigroup Inc.	6.000%	10/31/33	525	444
Citigroup Inc.	5.850%	12/11/34	50	43
Citigroup Inc.	5.875%	5/29/37	225	200
Citigroup Inc.	6.875%	3/5/38	1,375	1,373
Citigroup Inc.	8.125%	7/15/39	1,000	1,142
Comerica Bank	5.200%	8/22/17	300	280
Compass Bank	6.400%	10/1/17	150	150
Compass Bank	5.900%	4/1/26	225	186
7 Corestates Capital I	8.000%	12/15/26	1,200	1,188
Countrywide Financial Corp.	5.800%	6/7/12	50	53
Countrywide Home Loans Inc.	4.000%	3/22/11	975	1,001
Credit Suisse	5.000%	5/15/13	425	453
Credit Suisse	5.500%	5/1/14	700	760
Credit Suisse	6.000%	2/15/18	1,025	1,076
Credit Suisse	5.300%	8/13/19	950	983
5 Credit Suisse	5.860%	5/15/49	450	399
Credit Suisse USA Inc.	4.875%	8/15/10	225	231
Credit Suisse USA Inc.	5.250%	3/2/11	750	786
Credit Suisse USA Inc.	6.125%	11/15/11	250	271
Credit Suisse USA Inc.	6.500%	1/15/12	1,000	1,089
Credit Suisse USA Inc.	5.125%	1/15/14	50	53
Credit Suisse USA Inc.	4.875%	1/15/15	235	247
Credit Suisse USA Inc.	5.125%	8/15/15	315	335
Credit Suisse USA Inc.	5.850%	8/16/16	750	800
Credit Suisse USA Inc.	7.125%	7/15/32	200	235
Deutsche Bank AG	5.375%	10/12/12	1,400	1,512
Deutsche Bank AG	4.875%	5/20/13	875	931
Deutsche Bank AG	6.000%	9/1/17	600	654
Deutsche Bank Financial LLC	5.375%	3/2/15	900	936
FIA Card Services NA	6.625%	6/15/12	350	372
Fifth Third Bancorp	8.250%	3/1/38	200	188
Fifth Third Bank	4.750%	2/1/15	325	310
First Tennessee Bank NA	5.050%	1/15/15	200	177
FleetBoston Financial Corp.	6.875%	1/15/28	600	593
Golden West Financial Corp.	4.750%	10/1/12	375	393
Goldman Sachs Capital I	6.345%	2/15/34	1,125	1,049
5 Goldman Sachs Capital II	5.793%	12/29/49	550	423
Goldman Sachs Group Inc.	4.500%	6/15/10	640	652
Goldman Sachs Group Inc.	6.875%	1/15/11	1,025	1,088
Goldman Sachs Group Inc.	6.600%	1/15/12	1,300	1,409
Goldman Sachs Group Inc.	5.300%	2/14/12	50	53
Goldman Sachs Group Inc.	3.625%	8/1/12	300	309
Goldman Sachs Group Inc.	5.700%	9/1/12	25	27
Goldman Sachs Group Inc.	5.450%	11/1/12	900	969
Goldman Sachs Group Inc.	5.250%	4/1/13	875	924
Goldman Sachs Group Inc.	4.750%	7/15/13	525	549
Goldman Sachs Group Inc.	5.250%	10/15/13	125	133
Goldman Sachs Group Inc.	5.150%	1/15/14	600	636
Goldman Sachs Group Inc.	6.000%	5/1/14	1,100	1,205
Goldman Sachs Group Inc.	5.000%	10/1/14	2,475	2,604
Goldman Sachs Group Inc.	5.125%	1/15/15	100	105
Goldman Sachs Group Inc.	5.350%	1/15/16	875	910
Goldman Sachs Group Inc.	5.750%	10/1/16	500	528
Goldman Sachs Group Inc.	5.625%	1/15/17	625	643

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2009

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Goldman Sachs Group Inc.	6.250%	9/1/17	400	429
Goldman Sachs Group Inc.	5.950%	1/18/18	1,175	1,240
Goldman Sachs Group Inc.	6.150%	4/1/18	100	107
Goldman Sachs Group Inc.	7.500%	2/15/19	200	233
Goldman Sachs Group Inc.	5.950%	1/15/27	1,375	1,324
Goldman Sachs Group Inc.	6.450%	5/1/36	450	443
Goldman Sachs Group Inc.	6.750%	10/1/37	975	995
7 HBOS PLC	6.750%	5/21/18	425	393
HSBC Bank USA NA	4.625%	4/1/14	250	261
HSBC Bank USA NA	5.875%	11/1/34	300	290
HSBC Bank USA NA	5.625%	8/15/35	625	573
HSBC Holdings PLC	7.625%	5/17/32	400	433
HSBC Holdings PLC	7.350%	11/27/32	400	436
HSBC Holdings PLC	6.500%	5/2/36	600	628
HSBC Holdings PLC	6.500%	9/15/37	575	601
HSBC Holdings PLC	6.800%	6/1/38	75	81
7 ICICI Bank Ltd.	6.625%	10/3/12	25	26
JP Morgan Chase Capital XV	5.875%	3/15/35	1,400	1,239
JP Morgan Chase Capital XX	6.550%	9/29/36	600	555
JP Morgan Chase Capital XXII	6.450%	2/2/37	650	597
JP Morgan Chase Capital XXV	6.800%	10/1/37	725	717
JPMorgan Chase & Co.	6.750%	2/1/11	300	318
JPMorgan Chase & Co.	4.850%	6/16/11	400	420
JPMorgan Chase & Co.	4.500%	1/15/12	450	474
JPMorgan Chase & Co.	6.625%	3/15/12	425	465
JPMorgan Chase & Co.	5.375%	10/1/12	650	705
JPMorgan Chase & Co.	5.750%	1/2/13	350	377
JPMorgan Chase & Co.	4.750%	5/1/13	225	238
JPMorgan Chase & Co.	5.375%	1/15/14	100	107
JPMorgan Chase & Co.	5.125%	9/15/14	2,375	2,512
JPMorgan Chase & Co.	5.150%	10/1/15	675	701
JPMorgan Chase & Co.	6.300%	4/23/19	1,500	1,659
JPMorgan Chase & Co.	6.400%	5/15/38	75	83
JPMorgan Chase Bank NA	5.875%	6/13/16	725	760
KeyBank NA	5.800%	7/1/14	150	147
KeyBank NA	4.950%	9/15/15	725	678
KeyBank NA	5.450%	3/3/16	300	276
KeyCorp	6.500%	5/14/13	50	52
M&I Marshall & Ilsley Bank	4.850%	6/16/15	375	293
Manufacturers & Traders Trust Co.	6.625%	12/4/17	600	613
MBNA Corp.	6.125%	3/1/13	500	528
MBNA Corp.	5.000%	6/15/15	400	399
Mellon Funding Corp.	5.000%	12/1/14	250	266
Merrill Lynch & Co. Inc.	5.770%	7/25/11	100	106
Merrill Lynch & Co. Inc.	6.050%	8/15/12	175	188
Merrill Lynch & Co. Inc.	5.450%	2/5/13	475	500
Merrill Lynch & Co. Inc.	6.150%	4/25/13	950	1,032
Merrill Lynch & Co. Inc.	5.000%	2/3/14	1,075	1,102
Merrill Lynch & Co. Inc.	5.450%	7/15/14	125	131
Merrill Lynch & Co. Inc.	5.000%	1/15/15	1,250	1,275
Merrill Lynch & Co. Inc.	6.050%	5/16/16	600	607
Merrill Lynch & Co. Inc.	5.700%	5/2/17	1,225	1,203
Merrill Lynch & Co. Inc.	6.400%	8/28/17	1,000	1,047
Merrill Lynch & Co. Inc.	6.875%	4/25/18	1,250	1,349
Merrill Lynch & Co. Inc.	6.220%	9/15/26	750	713
Merrill Lynch & Co. Inc.	6.110%	1/29/37	225	206
Merrill Lynch & Co. Inc.	7.750%	5/14/38	775	854
Morgan Stanley	4.000%	1/15/10	1,475	1,476
Morgan Stanley	5.050%	1/21/11	875	907
Morgan Stanley	6.750%	4/15/11	550	583
Morgan Stanley	5.625%	1/9/12	525	556
Morgan Stanley	5.750%	8/31/12	100	108
Morgan Stanley	4.750%	4/1/14	1,200	1,208
Morgan Stanley	6.000%	5/13/14	1,050	1,127

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2009

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	Morgan Stanley	4.200%	11/20/14	1,100	1,099
	Morgan Stanley	6.000%	4/28/15	850	906
	Morgan Stanley	5.375%	10/15/15	650	677
	Morgan Stanley	5.750%	10/18/16	425	443
	Morgan Stanley	5.450%	1/9/17	975	989
	Morgan Stanley	5.550%	4/27/17	250	254
	Morgan Stanley	5.950%	12/28/17	700	726
	Morgan Stanley	6.625%	4/1/18	1,325	1,437
	Morgan Stanley	7.300%	5/13/19	1,125	1,264
	Morgan Stanley	5.625%	9/23/19	825	831
	Morgan Stanley	6.250%	8/9/26	1,050	1,079
	National City Corp.	4.900%	1/15/15	500	513
5	National City Preferred Capital Trust I	12.000%	12/31/49	500	573
7	Nationwide Building Society	5.500%	7/18/12	2,000	2,135
7	Northern Rock PLC	5.625%	6/22/17	2,500	2,395
	Northern Trust Co.	6.500%	8/15/18	75	83
	Northern Trust Corp.	5.500%	8/15/13	100	109
	Northern Trust Corp.	4.625%	5/1/14	125	133
	PNC Bank NA	4.875%	9/21/17	525	497
	PNC Bank NA	6.000%	12/7/17	350	355
	PNC Funding Corp.	5.250%	11/15/15	250	256
	PNC Funding Corp.	6.700%	6/10/19	50	56
	Regions Financial Corp.	6.375%	5/15/12	75	72
	Regions Financial Corp.	7.375%	12/10/37	75	61
	Royal Bank of Scotland Group PLC	6.375%	2/1/11	325	328
	Royal Bank of Scotland Group PLC	6.400%	10/21/19	1,250	1,238
7	Royal Bank of Scotland PLC	4.875%	8/25/14	700	703
	SouthTrust Corp.	5.800%	6/15/14	300	313
	Sovereign Bank	5.125%	3/15/13	250	254
5,7	Standard Chartered PLC	6.409%	12/31/49	300	243
	State Street Bank and Trust Co.	5.300%	1/15/16	300	305
	Sumitomo Mitsui Banking Corp.	8.000%	6/15/12	600	671
	SunTrust Bank	6.375%	4/1/11	200	208
	SunTrust Bank	5.200%	1/17/17	750	712
	SunTrust Bank	5.450%	12/1/17	100	96
	SunTrust Bank	7.250%	3/15/18	75	78
	SunTrust Capital VIII	6.100%	12/15/36	115	80
	UBS AG	7.000%	10/15/15	750	796
	UBS AG	5.875%	12/20/17	1,225	1,261
	UBS AG	5.750%	4/25/18	50	51
	UFJ Finance Aruba AEC	6.750%	7/15/13	500	549
	Union Bank NA	5.950%	5/11/16	450	450
	Union Planters Corp.	7.750%	3/1/11	1,000	980
	UnionBanCal Corp.	5.250%	12/16/13	150	153
	US Bancorp	4.200%	5/15/14	600	626
	US Bank NA	6.375%	8/1/11	250	269
	US Bank NA	6.300%	2/4/14	250	276
	US Bank NA	4.950%	10/30/14	175	186
5	USB Capital IX	6.189%	4/15/49	300	242
	USB Capital XIII Trust	6.625%	12/15/39	125	126
	Wachovia Bank NA	4.800%	11/1/14	500	509
	Wachovia Bank NA	4.875%	2/1/15	1,030	1,053
	Wachovia Bank NA	5.850%	2/1/37	425	411
	Wachovia Bank NA	6.600%	1/15/38	350	369
5	Wachovia Capital Trust III	5.800%	3/15/11	825	627
	Wachovia Corp.	5.300%	10/15/11	175	186
	Wachovia Corp.	5.500%	5/1/13	600	642
	Wachovia Corp.	4.875%	2/15/14	345	351
	Wachovia Corp.	5.250%	8/1/14	100	104
	Wachovia Corp.	5.625%	10/15/16	500	509
	Wachovia Corp.	5.750%	6/15/17	300	312
	Wachovia Corp.	5.750%	2/1/18	100	104
	Wachovia Corp.	7.500%	4/15/35	150	156
	Wachovia Corp.	5.500%	8/1/35	200	179

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2009

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Wachovia Corp.	6.550%	10/15/35	100	93
Wells Fargo & Co.	4.200%	1/15/10	1,265	1,266
Wells Fargo & Co.	4.875%	1/12/11	625	649
Wells Fargo & Co.	5.300%	8/26/11	575	608
Wells Fargo & Co.	5.250%	10/23/12	1,100	1,176
Wells Fargo & Co.	4.375%	1/31/13	275	285
Wells Fargo & Co.	4.950%	10/16/13	375	390
Wells Fargo & Co.	3.750%	10/1/14	700	699
Wells Fargo & Co.	5.625%	12/11/17	550	571
Wells Fargo Bank NA	4.750%	2/9/15	1,825	1,866
Wells Fargo Bank NA	5.750%	5/16/16	250	256
Wells Fargo Bank NA	5.950%	8/26/36	500	482
Wells Fargo Capital X	5.950%	12/15/36	425	370
5 Wells Fargo Capital XIII	7.700%	12/29/49	450	437
5 Wells Fargo Capital XV	9.750%	12/29/49	100	108
Westpac Banking Corp.	2.250%	11/19/12	475	473
Westpac Banking Corp.	4.200%	2/27/15	750	762
Westpac Banking Corp.	4.875%	11/19/19	475	469
Brokerage (0.0%)
Ameriprise Financial Inc.	5.650%	11/15/15	525	557
BlackRock Inc.	2.250%	12/10/12	200	199
BlackRock Inc.	3.500%	12/10/14	175	173
BlackRock Inc.	6.250%	9/15/17	300	323
Charles Schwab Corp.	4.950%	6/1/14	625	661
Jefferies Group Inc.	8.500%	7/15/19	550	590
Jefferies Group Inc.	6.450%	6/8/27	475	399
Lazard Group LLC	6.850%	6/15/17	450	453
TD Ameritrade Holding Corp.	2.950%	12/1/12	100	99
TD Ameritrade Holding Corp.	4.150%	12/1/14	150	148
TD Ameritrade Holding Corp.	5.600%	12/1/19	100	99
Finance Companies (0.4%)
Block Financial LLC	7.875%	1/15/13	125	139
GATX Corp.	4.750%	10/1/12	150	154
General Electric Capital Corp.	5.200%	2/1/11	175	182
General Electric Capital Corp.	6.125%	2/22/11	535	565
General Electric Capital Corp.	5.500%	4/28/11	725	763
General Electric Capital Corp.	5.000%	11/15/11	350	370
General Electric Capital Corp.	4.375%	11/21/11	75	78
General Electric Capital Corp.	5.875%	2/15/12	225	241
General Electric Capital Corp.	4.375%	3/3/12	1,275	1,324
General Electric Capital Corp.	5.000%	4/10/12	250	264
General Electric Capital Corp.	6.000%	6/15/12	925	998
General Electric Capital Corp.	3.500%	8/13/12	400	408
General Electric Capital Corp.	5.250%	10/19/12	3,525	3,754
General Electric Capital Corp.	5.450%	1/15/13	325	347
General Electric Capital Corp.	4.800%	5/1/13	225	236
General Electric Capital Corp.	5.900%	5/13/14	725	790
General Electric Capital Corp.	5.500%	6/4/14	1,450	1,541
General Electric Capital Corp.	5.650%	6/9/14	150	161
General Electric Capital Corp.	3.750%	11/14/14	600	596
General Electric Capital Corp.	5.400%	2/15/17	1,000	1,015
General Electric Capital Corp.	5.625%	9/15/17	325	327
General Electric Capital Corp.	5.625%	5/1/18	1,000	1,022
General Electric Capital Corp.	6.000%	8/7/19	625	649
General Electric Capital Corp.	6.750%	3/15/32	3,075	3,133
General Electric Capital Corp.	6.150%	8/7/37	400	379
General Electric Capital Corp.	5.875%	1/14/38	975	904
General Electric Capital Corp.	6.875%	1/10/39	1,275	1,314
5 General Electric Capital Corp.	6.375%	11/15/67	800	696
5 HSBC Finance Capital Trust IX	5.911%	11/30/35	200	164
HSBC Finance Corp.	5.250%	1/14/11	1,045	1,087
HSBC Finance Corp.	5.700%	6/1/11	550	575
HSBC Finance Corp.	6.375%	10/15/11	375	400

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2009

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
HSBC Finance Corp.	5.900%	6/19/12	275	293
HSBC Finance Corp.	4.750%	7/15/13	125	130
HSBC Finance Corp.	5.250%	1/15/14	825	865
HSBC Finance Corp.	5.000%	6/30/15	1,275	1,323
International Lease Finance Corp.	5.450%	3/24/11	400	368
International Lease Finance Corp.	5.300%	5/1/12	150	128
International Lease Finance Corp.	5.000%	9/15/12	2,175	1,827
SLM Corp.	5.400%	10/25/11	325	325
SLM Corp.	5.375%	1/15/13	350	333
SLM Corp.	5.000%	10/1/13	300	275
SLM Corp.	8.450%	6/15/18	800	788
SLM Corp.	5.625%	8/1/33	700	532
Insurance (0.4%)
ACE Capital Trust II	9.700%	4/1/30	75	86
ACE INA Holdings Inc.	5.600%	5/15/15	125	137
ACE INA Holdings Inc.	5.900%	6/15/19	550	594
AEGON Funding Co. LLC	5.750%	12/15/20	50	46
Aegon NV	4.750%	6/1/13	75	76
Aetna Inc.	7.875%	3/1/11	300	319
Aetna Inc.	5.750%	6/15/11	75	79
Aetna Inc.	6.500%	9/15/18	175	188
Aetna Inc.	6.625%	6/15/36	100	101
Aetna Inc.	6.750%	12/15/37	250	262
Aflac Inc.	6.900%	12/17/39	75	74
Allied World Assurance Co. Holdings Ltd.	7.500%	8/1/16	875	905
Allstate Corp.	6.125%	2/15/12	100	108
Allstate Corp.	5.000%	8/15/14	350	369
Allstate Corp.	6.125%	12/15/32	250	248
Allstate Corp.	5.550%	5/9/35	100	94
5 Allstate Corp.	6.125%	5/15/37	200	176
5 Allstate Corp.	6.500%	5/15/57	200	167
American Financial Group Inc.	9.875%	6/15/19	100	112
American International Group Inc.	5.375%	10/18/11	400	401
American International Group Inc.	4.950%	3/20/12	700	679
American International Group Inc.	4.250%	5/15/13	1,025	953
American International Group Inc.	5.600%	10/18/16	125	102
American International Group Inc.	6.250%	5/1/36	700	514
AON Corp.	8.205%	1/1/27	100	100
Arch Capital Group Ltd.	7.350%	5/1/34	375	363
Assurant Inc.	5.625%	2/15/14	200	203
Assurant Inc.	6.750%	2/15/34	400	358
AXA SA	8.600%	12/15/30	700	795
Axis Capital Holdings Ltd.	5.750%	12/1/14	275	280
Berkshire Hathaway Finance Corp.	4.200%	12/15/10	350	362
Berkshire Hathaway Finance Corp.	4.000%	4/15/12	350	365
Berkshire Hathaway Finance Corp.	5.000%	8/15/13	125	134
Berkshire Hathaway Finance Corp.	5.400%	5/15/18	500	521
Chubb Corp.	5.750%	5/15/18	175	187
Chubb Corp.	6.000%	5/11/37	375	388
Chubb Corp.	6.500%	5/15/38	125	137
5 Chubb Corp.	6.375%	3/29/67	250	233
CIGNA Corp.	6.150%	11/15/36	500	437
Cincinnati Financial Corp.	6.125%	11/1/34	325	288
CNA Financial Corp.	6.500%	8/15/16	475	461
CNA Financial Corp.	7.350%	11/15/19	325	327
Commerce Group Inc.	5.950%	12/9/13	175	175
Coventry Health Care Inc.	6.300%	8/15/14	775	759
Genworth Financial Inc.	4.950%	10/1/15	125	114
Genworth Financial Inc.	8.625%	12/15/16	100	104
Genworth Financial Inc.	6.500%	6/15/34	425	345
Hartford Financial Services Group Inc.	5.500%	10/15/16	475	452
Hartford Financial Services Group Inc.	5.375%	3/15/17	150	145
Hartford Financial Services Group Inc.	6.000%	1/15/19	100	97

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2009

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Hartford Financial Services Group Inc.	5.950%	10/15/36	25	21
Hartford Financial Services Group Inc.	6.100%	10/1/41	250	197
HCC Insurance Holdings Inc.	6.300%	11/15/19	225	227
Humana Inc.	6.450%	6/1/16	275	277
Humana Inc.	8.150%	6/15/38	325	309
Lincoln National Corp.	8.750%	7/1/19	175	200
Lincoln National Corp.	6.150%	4/7/36	350	308
Loews Corp.	6.000%	2/1/35	200	188
Markel Corp.	7.125%	9/30/19	125	128
Marsh & McLennan Cos. Inc.	5.375%	7/15/14	350	361
Marsh & McLennan Cos. Inc.	9.250%	4/15/19	450	552
Marsh & McLennan Cos. Inc.	5.875%	8/1/33	100	87
MetLife Inc.	5.000%	6/15/15	1,000	1,058
MetLife Inc.	6.500%	12/15/32	75	79
MetLife Inc.	6.375%	6/15/34	375	402
MetLife Inc.	5.700%	6/15/35	125	124
MetLife Inc.	6.400%	12/15/36	400	350
7 Metropolitan Life Global Funding I	2.875%	9/17/12	75	76
7 Metropolitan Life Global Funding I	5.125%	6/10/14	450	476
OneBeacon US Holdings Inc.	5.875%	5/15/13	150	148
Principal Financial Group Inc.	7.875%	5/15/14	225	252
Principal Financial Group Inc.	6.050%	10/15/36	250	221
Principal Life Income Funding Trusts	5.300%	12/14/12	100	108
Principal Life Income Funding Trusts	5.100%	4/15/14	475	487
Progressive Corp.	6.625%	3/1/29	150	153
5 Progressive Corp.	6.700%	6/15/37	425	376
Protective Life Corp.	7.375%	10/15/19	200	201
Protective Life Corp.	8.450%	10/15/39	175	169
Prudential Financial Inc.	3.625%	9/17/12	500	512
Prudential Financial Inc.	5.150%	1/15/13	75	79
Prudential Financial Inc.	4.750%	4/1/14	425	437
Prudential Financial Inc.	5.100%	9/20/14	550	573
Prudential Financial Inc.	6.200%	1/15/15	100	107
Prudential Financial Inc.	5.500%	3/15/16	50	51
Prudential Financial Inc.	6.100%	6/15/17	100	103
Prudential Financial Inc.	7.375%	6/15/19	250	282
Prudential Financial Inc.	5.750%	7/15/33	200	180
Prudential Financial Inc.	5.400%	6/13/35	150	128
Prudential Financial Inc.	5.900%	3/17/36	325	302
Prudential Financial Inc.	5.700%	12/14/36	550	496
Swiss Re Solutions Holding Corp.	6.450%	3/1/19	500	499
Swiss Re Solutions Holding Corp.	7.000%	2/15/26	175	173
Swiss Re Solutions Holding Corp.	7.750%	6/15/30	300	305
Torchmark Corp.	6.375%	6/15/16	425	426
Transatlantic Holdings Inc.	8.000%	11/30/39	325	326
Travelers Cos. Inc.	5.500%	12/1/15	600	649
Travelers Cos. Inc.	6.250%	6/20/16	100	109
Travelers Cos. Inc.	5.800%	5/15/18	775	824
5 Travelers Cos. Inc.	6.250%	3/15/37	250	227
UnitedHealth Group Inc.	5.000%	8/15/14	650	681
UnitedHealth Group Inc.	4.875%	3/15/15	250	259
UnitedHealth Group Inc.	6.000%	6/15/17	875	912
UnitedHealth Group Inc.	6.000%	11/15/17	100	104
UnitedHealth Group Inc.	6.000%	2/15/18	425	443
UnitedHealth Group Inc.	6.500%	6/15/37	200	196
UnitedHealth Group Inc.	6.625%	11/15/37	325	330
UnitedHealth Group Inc.	6.875%	2/15/38	250	259
Unum Group	7.125%	9/30/16	175	181
WellPoint Health Networks Inc.	6.375%	1/15/12	200	216
WellPoint Inc.	6.800%	8/1/12	550	607
WellPoint Inc.	6.000%	2/15/14	525	571
WellPoint Inc.	5.250%	1/15/16	125	126
WellPoint Inc.	5.850%	1/15/36	150	140
Willis North America Inc.	6.200%	3/28/17	300	288

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2009

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Willis North America Inc.	7.000%	9/29/19	100	100
XL Capital Ltd.	6.375%	11/15/24	100	91
XL Capital Ltd.	6.250%	5/15/27	500	452
5 XL Capital Ltd.	6.500%	12/15/49	400	303
Other Finance (0.0%)
CME Group Inc.	5.400%	8/1/13	550	590
CME Group Inc.	5.750%	2/15/14	200	218
ORIX Corp.	5.480%	11/22/11	350	351
XTRA Finance Corp.	5.150%	4/1/17	575	584
Real Estate Investment Trusts (0.1%)
AMB Property LP	6.625%	12/1/19	100	98
AvalonBay Communities Inc.	5.500%	1/15/12	119	124
AvalonBay Communities Inc.	5.750%	9/15/16	100	103
Boston Properties LP	6.250%	1/15/13	500	533
Brandywine Operating Partnership LP	5.400%	11/1/14	225	210
Brandywine Operating Partnership LP	7.500%	5/15/15	125	127
Camden Property Trust	5.700%	5/15/17	25	24
Duke Realty LP	6.250%	5/15/13	350	358
Duke Realty LP	7.375%	2/15/15	50	53
Duke Realty LP	5.950%	2/15/17	200	186
Duke Realty LP	8.250%	8/15/19	125	131
ERP Operating LP	6.625%	3/15/12	400	427
ERP Operating LP	5.250%	9/15/14	350	356
ERP Operating LP	5.375%	8/1/16	275	269
HCP Inc.	6.450%	6/25/12	525	546
HCP Inc.	6.300%	9/15/16	300	293
HCP Inc.	5.625%	5/1/17	25	23
HCP Inc.	6.700%	1/30/18	200	195
Health Care REIT Inc.	6.200%	6/1/16	325	318
Healthcare Realty Trust Inc.	6.500%	1/17/17	225	220
Hospitality Properties Trust	5.125%	2/15/15	500	452
HRPT Properties Trust	6.250%	8/15/16	700	666
Kimco Realty Corp.	5.783%	3/15/16	125	124
Kimco Realty Corp.	6.875%	10/1/19	50	51
Liberty Property LP	5.500%	12/15/16	100	91
Mack-Cali Realty LP	7.750%	8/15/19	100	104
National Retail Properties Inc.	6.875%	10/15/17	25	24
Nationwide Health Properties Inc.	6.250%	2/1/13	375	383
ProLogis	5.625%	11/15/15	350	333
ProLogis	5.750%	4/1/16	400	375
ProLogis	7.375%	10/30/19	50	50
Realty Income Corp.	6.750%	8/15/19	525	514
Regency Centers LP	6.750%	1/15/12	150	158
Regency Centers LP	5.250%	8/1/15	75	72
Simon Property Group LP	4.875%	8/15/10	125	127
Simon Property Group LP	5.000%	3/1/12	175	181
Simon Property Group LP	5.300%	5/30/13	350	361
Simon Property Group LP	6.750%	5/15/14	425	453
Simon Property Group LP	5.750%	12/1/15	325	331
Simon Property Group LP	5.250%	12/1/16	200	197
Simon Property Group LP	5.875%	3/1/17	650	656
Simon Property Group LP	6.125%	5/30/18	325	330
Tanger Properties LP	6.150%	11/15/15	400	392
				257,897
Industrial (4.1%)
Basic Industry (0.4%)
Airgas Inc.	4.500%	9/15/14	100	102
Alcoa Inc.	5.720%	2/23/19	405	392
Alcoa Inc.	5.900%	2/1/27	175	156
Alcoa Inc.	6.750%	1/15/28	500	481
Alcoa Inc.	5.950%	2/1/37	500	432
Allegheny Technologies Inc.	9.375%	6/1/19	450	513
ArcelorMittal	5.375%	6/1/13	925	970

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2009

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
ArcelorMittal	9.000%	2/15/15	50	58
ArcelorMittal	6.125%	6/1/18	425	435
ArcelorMittal	9.850%	6/1/19	25	32
Barrick Gold Corp.	6.950%	4/1/19	600	679
Barrick Gold Finance Co.	4.875%	11/15/14	825	868
Barrick North America Finance LLC	6.800%	9/15/18	25	28
Barrick North America Finance LLC	7.500%	9/15/38	25	29
BHP Billiton Finance USA Ltd.	8.500%	12/1/12	500	585
BHP Billiton Finance USA Ltd.	5.500%	4/1/14	275	302
BHP Billiton Finance USA Ltd.	5.400%	3/29/17	350	374
BHP Billiton Finance USA Ltd.	6.500%	4/1/19	550	632
Celulosa Arauco y Constitucion SA	5.625%	4/20/15	775	813
Commercial Metals Co.	6.500%	7/15/17	175	178
Cytec Industries Inc.	8.950%	7/1/17	75	89
Dow Chemical Co.	6.125%	2/1/11	625	652
Dow Chemical Co.	4.850%	8/15/12	425	447
Dow Chemical Co.	6.000%	10/1/12	50	54
Dow Chemical Co.	7.600%	5/15/14	650	740
Dow Chemical Co.	5.900%	2/15/15	75	81
Dow Chemical Co.	5.700%	5/15/18	100	102
Dow Chemical Co.	8.550%	5/15/19	950	1,133
Dow Chemical Co.	7.375%	11/1/29	100	109
Dow Chemical Co.	9.400%	5/15/39	100	133
Eastman Chemical Co.	7.250%	1/15/24	550	596
EI du Pont de Nemours & Co.	4.750%	11/15/12	125	135
EI du Pont de Nemours & Co.	5.875%	1/15/14	1,025	1,132
EI du Pont de Nemours & Co.	6.000%	7/15/18	275	301
EI du Pont de Nemours & Co.	4.625%	1/15/20	300	294
EI du Pont de Nemours & Co.	6.500%	1/15/28	500	543
Freeport-McMoRan Copper & Gold Inc.	8.250%	4/1/15	700	758
Freeport-McMoRan Copper & Gold Inc.	8.375%	4/1/17	875	957
International Paper Co.	5.300%	4/1/15	525	540
International Paper Co.	9.375%	5/15/19	1,100	1,366
International Paper Co.	7.300%	11/15/39	600	635
Lubrizol Corp.	5.500%	10/1/14	525	559
Lubrizol Corp.	6.500%	10/1/34	800	821
Monsanto Co.	7.375%	8/15/12	350	396
Newmont Mining Corp.	5.875%	4/1/35	325	310
Newmont Mining Corp.	6.250%	10/1/39	100	100
Nucor Corp.	5.750%	12/1/17	100	107
Nucor Corp.	5.850%	6/1/18	400	431
Nucor Corp.	6.400%	12/1/37	250	270
Placer Dome Inc.	6.450%	10/15/35	375	376
Plum Creek Timberlands LP	5.875%	11/15/15	400	410
Potash Corp. of Saskatchewan Inc.	7.750%	5/31/11	400	434
Potash Corp. of Saskatchewan Inc.	3.750%	9/30/15	300	299
Potash Corp. of Saskatchewan Inc.	4.875%	3/30/20	625	612
PPG Industries Inc.	6.650%	3/15/18	600	653
Praxair Inc.	1.750%	11/15/12	100	99
Praxair Inc.	4.375%	3/31/14	450	475
Praxair Inc.	5.250%	11/15/14	150	164
Praxair Inc.	5.200%	3/15/17	25	26
Praxair Inc.	4.500%	8/15/19	175	177
Rio Tinto Alcan Inc.	4.875%	9/15/12	325	343
Rio Tinto Alcan Inc.	4.500%	5/15/13	125	128
Rio Tinto Alcan Inc.	5.000%	6/1/15	250	254
Rio Tinto Alcan Inc.	6.125%	12/15/33	325	325
Rio Tinto Alcan Inc.	5.750%	6/1/35	250	239
Rio Tinto Finance USA Ltd.	5.875%	7/15/13	400	432
Rio Tinto Finance USA Ltd.	8.950%	5/1/14	750	898
Rio Tinto Finance USA Ltd.	6.500%	7/15/18	400	437
Rio Tinto Finance USA Ltd.	9.000%	5/1/19	575	728
Rio Tinto Finance USA Ltd.	7.125%	7/15/28	225	252
Sherwin-Williams Co.	3.125%	12/15/14	175	174

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2009

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Southern Copper Corp.	7.500%	7/27/35	250	241
Vale Inco Ltd.	5.700%	10/15/15	450	455
Vale Inco Ltd.	7.200%	9/15/32	100	100
Vale Overseas Ltd.	6.250%	1/11/16	100	105
Vale Overseas Ltd.	6.250%	1/23/17	350	367
Vale Overseas Ltd.	8.250%	1/17/34	375	432
Vale Overseas Ltd.	6.875%	11/21/36	375	378
Vale Overseas Ltd.	6.875%	11/10/39	75	75
Valspar Corp.	7.250%	6/15/19	50	54
WMC Finance USA Ltd.	5.125%	5/15/13	400	429
Xstrata Canada Corp.	7.350%	6/5/12	375	405
Xstrata Canada Corp.	7.250%	7/15/12	250	270
Xstrata Canada Corp.	5.500%	6/15/17	250	241
Capital Goods (0.4%)
3M Co.	6.375%	2/15/28	450	498
7 Acuity Brands Lighting Inc.	6.000%	12/15/19	100	96
Allied Waste North America Inc.	7.125%	5/15/16	1,050	1,118
Bemis Co. Inc.	4.875%	4/1/12	700	725
Black & Decker Corp.	5.750%	11/15/16	75	77
Boeing Capital Corp.	6.100%	3/1/11	250	264
Boeing Capital Corp.	6.500%	2/15/12	200	219
Boeing Capital Corp.	5.800%	1/15/13	925	1,010
Boeing Co.	1.875%	11/20/12	50	50
Boeing Co.	3.500%	2/15/15	450	452
Boeing Co.	6.000%	3/15/19	150	163
Boeing Co.	4.875%	2/15/20	150	151
Boeing Co.	5.875%	2/15/40	150	155
Caterpillar Financial Services Corp.	4.300%	6/1/10	1,980	2,007
Caterpillar Financial Services Corp.	6.125%	2/17/14	325	363
Caterpillar Financial Services Corp.	4.750%	2/17/15	175	183
Caterpillar Financial Services Corp.	4.625%	6/1/15	400	413
Caterpillar Financial Services Corp.	7.150%	2/15/19	925	1,066
Caterpillar Inc.	7.375%	3/1/97	400	424
Cooper US Inc.	5.250%	11/15/12	425	457
CRH America Inc.	5.625%	9/30/11	400	420
CRH America Inc.	6.950%	3/15/12	150	162
CRH America Inc.	5.300%	10/15/13	100	104
CRH America Inc.	6.000%	9/30/16	750	780
Deere & Co.	6.950%	4/25/14	825	954
Deere & Co.	4.375%	10/16/19	625	627
Deere & Co.	5.375%	10/16/29	250	250
Deere & Co.	7.125%	3/3/31	300	355
Eaton Corp.	5.600%	5/15/18	125	131
Embraer Overseas Ltd.	6.375%	1/24/17	100	101
Embraer Overseas Ltd.	6.375%	1/15/20	175	174
Emerson Electric Co.	4.625%	10/15/12	1,075	1,149
Emerson Electric Co.	4.875%	10/15/19	125	129
Emerson Electric Co.	4.250%	11/15/20	25	24
Emerson Electric Co.	5.250%	11/15/39	25	24
General Dynamics Corp.	4.250%	5/15/13	650	687
General Electric Co.	5.000%	2/1/13	2,000	2,118
General Electric Co.	5.250%	12/6/17	1,850	1,888
Goodrich Corp.	6.125%	3/1/19	525	574
Harsco Corp.	5.750%	5/15/18	350	345
Honeywell International Inc.	6.125%	11/1/11	200	218
Honeywell International Inc.	4.250%	3/1/13	175	184
Honeywell International Inc.	5.300%	3/15/17	275	289
Honeywell International Inc.	5.300%	3/1/18	150	159
Illinois Tool Works Inc.	5.150%	4/1/14	325	354
Illinois Tool Works Inc.	6.250%	4/1/19	450	505
Ingersoll-Rand Global Holding Co. Ltd.	6.000%	8/15/13	225	242
Ingersoll-Rand Global Holding Co. Ltd.	9.500%	4/15/14	650	781
Ingersoll-Rand Global Holding Co. Ltd.	6.875%	8/15/18	225	250

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2009

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	John Deere Capital Corp.	5.250%	10/1/12	375	403
	John Deere Capital Corp.	4.950%	12/17/12	50	54
	John Deere Capital Corp.	4.900%	9/9/13	525	564
	Joy Global Inc.	6.000%	11/15/16	250	256
7	L-3 Communications Corp.	5.200%	10/15/19	200	200
	Lafarge SA	6.150%	7/15/11	50	52
	Lafarge SA	7.125%	7/15/36	525	553
	Lockheed Martin Corp.	7.650%	5/1/16	250	300
	Lockheed Martin Corp.	7.750%	5/1/26	250	300
	Lockheed Martin Corp.	6.150%	9/1/36	450	478
	Lockheed Martin Corp.	5.500%	11/15/39	25	25
	Martin Marietta Materials Inc.	6.600%	4/15/18	400	412
	Parker Hannifin Corp.	5.500%	5/15/18	125	133
	Parker Hannifin Corp.	6.250%	5/15/38	75	81
	Raytheon Co.	5.500%	11/15/12	75	82
	Raytheon Co.	7.200%	8/15/27	75	89
	Republic Services Inc.	6.750%	8/15/11	275	289
7	Republic Services Inc.	5.250%	11/15/21	425	416
	Rockwell Automation Inc.	5.650%	12/1/17	25	27
	Rockwell Automation Inc.	6.700%	1/15/28	200	212
	Rockwell Automation Inc.	6.250%	12/1/37	325	337
	Rockwell Collins Inc.	5.250%	7/15/19	50	53
	Roper Industries Inc.	6.250%	9/1/19	650	677
5,7	Systems 2001 AT LLC	7.156%	12/15/11	168	175
	Tyco International Finance SA	6.375%	10/15/11	675	723
	Tyco International Finance SA	8.500%	1/15/19	175	212
	Tyco International Ltd. / Tyco International Finance SA	7.000%	12/15/19	400	451
	United Technologies Corp.	6.350%	3/1/11	325	345
	United Technologies Corp.	6.125%	2/1/19	925	1,025
	United Technologies Corp.	7.500%	9/15/29	100	122
	United Technologies Corp.	5.400%	5/1/35	400	398
	Vulcan Materials Co.	6.300%	6/15/13	175	186
	Vulcan Materials Co.	7.000%	6/15/18	325	352
	Waste Management Inc.	5.000%	3/15/14	675	714
	Waste Management Inc.	7.100%	8/1/26	325	352
	Waste Management Inc.	6.125%	11/30/39	400	402
	Communication (0.9%)
	America Movil SAB de CV	6.375%	3/1/35	200	208
	America Movil SAB de CV	6.125%	11/15/37	300	300
7	American Tower Corp.	4.625%	4/1/15	75	76
	AT&T Corp.	7.300%	11/15/11	925	1,020
	AT&T Corp.	8.000%	11/15/31	695	850
	AT&T Inc.	6.250%	3/15/11	750	794
	AT&T Inc.	5.875%	2/1/12	345	374
	AT&T Inc.	5.875%	8/15/12	155	170
	AT&T Inc.	4.850%	2/15/14	450	481
	AT&T Inc.	5.100%	9/15/14	1,575	1,703
	AT&T Inc.	5.625%	6/15/16	600	643
	AT&T Inc.	5.500%	2/1/18	1,000	1,051
	AT&T Inc.	5.800%	2/15/19	75	80
	AT&T Inc.	6.450%	6/15/34	1,000	1,027
	AT&T Inc.	6.500%	9/1/37	325	337
	AT&T Inc.	6.300%	1/15/38	100	102
	AT&T Inc.	6.400%	5/15/38	675	699
	AT&T Inc.	6.550%	2/15/39	650	686
	AT&T Mobility LLC	6.500%	12/15/11	350	381
	AT&T Mobility LLC	7.125%	12/15/31	1,000	1,125
	Bellsouth Capital Funding Corp.	7.875%	2/15/30	150	170
	BellSouth Corp.	5.200%	12/15/16	250	257
	BellSouth Corp.	6.875%	10/15/31	325	338
	BellSouth Corp.	6.550%	6/15/34	700	701
	BellSouth Corp.	6.000%	11/15/34	290	280
	BellSouth Telecommunications Inc.	6.375%	6/1/28	1,565	1,555

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2009

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
British Telecommunications PLC	9.125%	12/15/10	375	402
British Telecommunications PLC	9.625%	12/15/30	1,625	2,082
CBS Corp.	5.625%	8/15/12	615	640
CBS Corp.	7.875%	7/30/30	400	432
CBS Corp.	5.500%	5/15/33	200	167
Cellco Partnership / Verizon Wireless Capital LLC	3.750%	5/20/11	550	567
Cellco Partnership / Verizon Wireless Capital LLC	5.250%	2/1/12	450	477
Cellco Partnership / Verizon Wireless Capital LLC	7.375%	11/15/13	1,375	1,581
Cellco Partnership / Verizon Wireless Capital LLC	5.550%	2/1/14	525	572
Cellco Partnership / Verizon Wireless Capital LLC	8.500%	11/15/18	525	656
CenturyTel Inc.	5.000%	2/15/15	150	153
CenturyTel Inc.	6.875%	1/15/28	150	140
CenturyTel Inc.	7.600%	9/15/39	250	258
Comcast Cable Communications Holdings Inc.	9.455%	11/15/22	1,108	1,443
Comcast Cable Communications LLC	8.875%	5/1/17	850	1,024
Comcast Corp.	5.500%	3/15/11	800	836
Comcast Corp.	6.500%	1/15/15	700	786
Comcast Corp.	5.900%	3/15/16	650	697
Comcast Corp.	5.700%	7/1/19	750	784
Comcast Corp.	6.500%	11/15/35	1,025	1,060
Comcast Corp.	6.450%	3/15/37	100	103
Comcast Corp.	6.950%	8/15/37	250	273
Comcast Corp.	6.400%	5/15/38	600	615
COX Communications Inc.	4.625%	6/1/13	200	208
COX Communications Inc.	5.450%	12/15/14	150	161
COX Communications Inc.	5.500%	10/1/15	600	640
Deutsche Telekom International Finance BV	5.875%	8/20/13	325	351
Deutsche Telekom International Finance BV	4.875%	7/8/14	25	26
Deutsche Telekom International Finance BV	5.750%	3/23/16	425	454
Deutsche Telekom International Finance BV	6.000%	7/8/19	25	27
Deutsche Telekom International Finance BV	8.750%	6/15/30	1,700	2,204
7 DirecTV Holdings LLC / DirecTV Financing Co. Inc.	4.750%	10/1/14	550	560
DirecTV Holdings LLC / DirecTV Financing Co. Inc.	7.625%	5/15/16	100	109
7 DirecTV Holdings LLC / DirecTV Financing Co. Inc.	5.875%	10/1/19	1,450	1,465
Embarq Corp.	7.082%	6/1/16	875	957
Embarq Corp.	7.995%	6/1/36	200	218
France Telecom SA	7.750%	3/1/11	700	753
France Telecom SA	4.375%	7/8/14	525	550
France Telecom SA	5.375%	7/8/19	525	554
France Telecom SA	8.500%	3/1/31	575	764
Grupo Televisa SA	6.625%	3/18/25	450	445
GTE Corp.	6.940%	4/15/28	325	337
McGraw-Hill Cos. Inc.	6.550%	11/15/37	350	342
New Cingular Wireless Services Inc.	7.875%	3/1/11	650	699
New Cingular Wireless Services Inc.	8.125%	5/1/12	600	678
News America Holdings Inc.	8.150%	10/17/36	385	431
News America Inc.	6.550%	3/15/33	600	623
News America Inc.	6.200%	12/15/34	725	722
News America Inc.	6.400%	12/15/35	1,300	1,336
7 News America Inc.	6.900%	8/15/39	50	54
Omnicom Group Inc.	5.900%	4/15/16	50	53
Pacific Bell Telephone Co.	7.125%	3/15/26	200	220
Qwest Corp.	7.875%	9/1/11	450	471
Qwest Corp.	8.875%	3/15/12	425	458
Qwest Corp.	6.500%	6/1/17	275	268
Qwest Corp.	7.500%	6/15/23	350	329
Qwest Corp.	6.875%	9/15/33	375	324
Reed Elsevier Capital Inc.	4.625%	6/15/12	100	103
Reed Elsevier Capital Inc.	7.750%	1/15/14	175	198
Reed Elsevier Capital Inc.	8.625%	1/15/19	200	245
Rogers Communications Inc.	6.375%	3/1/14	1,000	1,106
Rogers Communications Inc.	5.500%	3/15/14	250	270
Rogers Communications Inc.	6.800%	8/15/18	950	1,062
RR Donnelley & Sons Co.	4.950%	4/1/14	100	99

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2009

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
RR Donnelley & Sons Co.	5.500%	5/15/15	150	149
RR Donnelley & Sons Co.	8.600%	8/15/16	400	433
Telecom Italia Capital SA	4.875%	10/1/10	400	409
Telecom Italia Capital SA	6.200%	7/18/11	550	583
Telecom Italia Capital SA	5.250%	11/15/13	325	343
Telecom Italia Capital SA	4.950%	9/30/14	1,000	1,039
Telecom Italia Capital SA	5.250%	10/1/15	1,300	1,363
Telecom Italia Capital SA	7.175%	6/18/19	50	56
Telecom Italia Capital SA	6.375%	11/15/33	205	202
Telecom Italia Capital SA	7.200%	7/18/36	475	511
Telefonica Emisiones SAU	5.984%	6/20/11	250	265
Telefonica Emisiones SAU	4.949%	1/15/15	625	673
Telefonica Emisiones SAU	6.421%	6/20/16	475	529
Telefonica Emisiones SAU	5.877%	7/15/19	300	321
Telefonica Europe BV	8.250%	9/15/30	750	939
Telefonos de Mexico SAB de CV	5.500%	1/27/15	850	880
TELUS Corp.	8.000%	6/1/11	192	208
Thomson Reuters Corp.	5.950%	7/15/13	75	82
Thomson Reuters Corp.	5.700%	10/1/14	850	933
Thomson Reuters Corp.	6.500%	7/15/18	50	56
Thomson Reuters Corp.	4.700%	10/15/19	125	124
Thomson Reuters Corp.	5.500%	8/15/35	50	48
Time Warner Cable Inc.	5.400%	7/2/12	400	427
Time Warner Cable Inc.	6.200%	7/1/13	300	328
Time Warner Cable Inc.	7.500%	4/1/14	650	749
Time Warner Cable Inc.	3.500%	2/1/15	300	296
Time Warner Cable Inc.	5.850%	5/1/17	825	866
Time Warner Cable Inc.	6.750%	7/1/18	900	992
Time Warner Cable Inc.	8.250%	4/1/19	200	238
Time Warner Cable Inc.	5.000%	2/1/20	825	802
Time Warner Cable Inc.	6.550%	5/1/37	350	357
Time Warner Cable Inc.	6.750%	6/15/39	875	917
Time Warner Entertainment Co. LP	10.150%	5/1/12	200	229
Time Warner Entertainment Co. LP	8.375%	3/15/23	800	956
Time Warner Entertainment Co. LP	8.375%	7/15/33	100	119
United States Cellular Corp.	6.700%	12/15/33	350	342
Verizon Communications Inc.	5.350%	2/15/11	50	52
Verizon Communications Inc.	5.250%	4/15/13	650	704
Verizon Communications Inc.	5.550%	2/15/16	500	535
Verizon Communications Inc.	5.500%	2/15/18	500	520
Verizon Communications Inc.	8.750%	11/1/18	275	348
Verizon Communications Inc.	6.350%	4/1/19	625	692
Verizon Communications Inc.	5.850%	9/15/35	500	486
Verizon Communications Inc.	8.950%	3/1/39	1,250	1,703
Verizon Communications Inc.	7.350%	4/1/39	750	873
Verizon Global Funding Corp.	6.875%	6/15/12	2,000	2,222
Verizon Global Funding Corp.	7.750%	12/1/30	425	502
Verizon Maryland Inc.	6.125%	3/1/12	500	533
Verizon New England Inc.	6.500%	9/15/11	300	322
Verizon New England Inc.	7.875%	11/15/29	250	272
Verizon New York Inc.	6.875%	4/1/12	300	326
Verizon Virginia Inc.	4.625%	3/15/13	450	468
Vodafone Group PLC	5.350%	2/27/12	200	214
Vodafone Group PLC	5.000%	12/16/13	600	635
Vodafone Group PLC	5.750%	3/15/16	300	324
Vodafone Group PLC	5.625%	2/27/17	550	587
Vodafone Group PLC	4.625%	7/15/18	125	124
Vodafone Group PLC	5.450%	6/10/19	275	284
Vodafone Group PLC	7.875%	2/15/30	425	510
Vodafone Group PLC	6.250%	11/30/32	350	352
Vodafone Group PLC	6.150%	2/27/37	75	78
Washington Post Co.	7.250%	2/1/19	150	165
WPP Finance UK	5.875%	6/15/14	425	431

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2009

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Consumer Cyclical (0.4%)
AutoZone Inc.	5.750%	1/15/15	325	349
Best Buy Co. Inc.	6.750%	7/15/13	125	137
Costco Wholesale Corp.	5.500%	3/15/17	475	510
CVS Caremark Corp.	5.750%	8/15/11	75	80
CVS Caremark Corp.	4.875%	9/15/14	275	291
CVS Caremark Corp.	5.750%	6/1/17	175	184
CVS Caremark Corp.	6.600%	3/15/19	1,175	1,282
CVS Caremark Corp.	6.250%	6/1/27	125	127
5 CVS Caremark Corp.	6.302%	6/1/37	425	365
Daimler Finance North America LLC	5.875%	3/15/11	350	365
Daimler Finance North America LLC	7.300%	1/15/12	1,175	1,277
Daimler Finance North America LLC	6.500%	11/15/13	875	960
Daimler Finance North America LLC	8.500%	1/18/31	450	547
Darden Restaurants Inc.	5.625%	10/15/12	225	240
Darden Restaurants Inc.	6.200%	10/15/17	150	159
Darden Restaurants Inc.	6.800%	10/15/37	275	284
Historic TW Inc.	9.150%	2/1/23	1,475	1,803
Historic TW Inc.	6.625%	5/15/29	200	210
Home Depot Inc.	5.250%	12/16/13	775	829
Home Depot Inc.	5.400%	3/1/16	1,100	1,148
Johnson Controls Inc.	5.250%	1/15/11	300	313
Johnson Controls Inc.	6.000%	1/15/36	125	107
Kohl's Corp.	6.250%	12/15/17	200	221
Kohl's Corp.	6.000%	1/15/33	225	228
Kohl's Corp.	6.875%	12/15/37	100	113
Lowe's Cos. Inc.	5.000%	10/15/15	75	81
Lowe's Cos. Inc.	6.100%	9/15/17	200	221
Lowe's Cos. Inc.	6.875%	2/15/28	367	411
Lowe's Cos. Inc.	5.800%	10/15/36	475	486
Marriott International Inc	4.625%	6/15/12	400	405
Marriott International Inc.	5.625%	2/15/13	200	206
Marriott International Inc.	6.200%	6/15/16	150	152
Marriott International Inc.	6.375%	6/15/17	50	52
McDonald's Corp.	5.300%	3/15/17	400	431
McDonald's Corp.	5.800%	10/15/17	300	333
McDonald's Corp.	5.350%	3/1/18	350	377
McDonald's Corp.	6.300%	10/15/37	200	219
McDonald's Corp.	6.300%	3/1/38	300	331
McDonald's Corp.	5.700%	2/1/39	25	26
Nordstrom Inc.	6.950%	3/15/28	200	217
Nordstrom Inc.	7.000%	1/15/38	150	166
PACCAR Financial Corp.	1.950%	12/17/12	225	222
PACCAR Inc.	6.875%	2/15/14	200	227
Staples Inc.	7.750%	4/1/11	100	107
Staples Inc.	9.750%	1/15/14	1,025	1,251
Target Corp.	6.350%	1/15/11	650	686
Target Corp.	5.125%	1/15/13	675	734
Target Corp.	4.000%	6/15/13	525	546
Target Corp.	5.375%	5/1/17	200	216
Target Corp.	7.000%	7/15/31	175	200
Target Corp.	6.350%	11/1/32	450	482
Time Warner Inc.	6.750%	4/15/11	875	928
Time Warner Inc.	6.875%	5/1/12	100	110
Time Warner Inc.	7.625%	4/15/31	460	538
Time Warner Inc.	7.700%	5/1/32	290	339
TJX Cos. Inc.	6.950%	4/15/19	175	202
Toll Brothers Finance Corp.	5.150%	5/15/15	400	381
Toyota Motor Credit Corp.	4.350%	12/15/10	325	336
Toyota Motor Credit Corp.	5.450%	5/18/11	600	634
VF Corp.	5.950%	11/1/17	250	270
VF Corp.	6.450%	11/1/37	150	157
Viacom Inc.	4.375%	9/15/14	350	360

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2009

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Viacom Inc.	6.250%	4/30/16	275	301
Viacom Inc.	5.625%	9/15/19	650	674
Wal-Mart Stores Inc.	4.550%	5/1/13	2,275	2,419
Wal-Mart Stores Inc.	7.250%	6/1/13	150	173
Wal-Mart Stores Inc.	3.200%	5/15/14	550	559
Wal-Mart Stores Inc.	4.500%	7/1/15	450	480
Wal-Mart Stores Inc.	5.375%	4/5/17	200	216
Wal-Mart Stores Inc.	5.800%	2/15/18	200	224
Wal-Mart Stores Inc.	5.875%	4/5/27	1,950	2,102
Wal-Mart Stores Inc.	5.250%	9/1/35	175	174
Wal-Mart Stores Inc.	6.500%	8/15/37	550	632
Walgreen Co.	5.250%	1/15/19	875	931
Walt Disney Co.	5.700%	7/15/11	1,150	1,230
Walt Disney Co.	6.375%	3/1/12	150	165
Walt Disney Co.	4.500%	12/15/13	125	133
Walt Disney Co.	5.625%	9/15/16	50	54
Walt Disney Co.	7.000%	3/1/32	400	465
Western Union Co.	6.500%	2/26/14	300	337
Western Union Co.	5.930%	10/1/16	400	434
Western Union Co.	6.200%	11/17/36	325	327
Yum! Brands Inc.	7.700%	7/1/12	250	280
Yum! Brands Inc.	6.875%	11/15/37	750	813
Consumer Noncyclical (1.0%)
Abbott Laboratories	3.750%	3/15/11	500	516
Abbott Laboratories	4.350%	3/15/14	250	264
Abbott Laboratories	5.875%	5/15/16	1,350	1,497
Abbott Laboratories	5.600%	11/30/17	475	519
Abbott Laboratories	6.150%	11/30/37	325	351
Abbott Laboratories	6.000%	4/1/39	325	346
Allergan Inc.	5.750%	4/1/16	125	135
Altria Group Inc.	8.500%	11/10/13	1,325	1,534
Altria Group Inc.	9.700%	11/10/18	1,200	1,487
Altria Group Inc.	9.950%	11/10/38	275	363
Altria Group Inc.	10.200%	2/6/39	675	903
AmerisourceBergen Corp.	5.875%	9/15/15	675	737
Amgen Inc.	4.850%	11/18/14	500	538
Amgen Inc.	5.850%	6/1/17	775	850
Amgen Inc.	5.700%	2/1/19	200	216
Amgen Inc.	6.375%	6/1/37	400	437
Amgen Inc.	6.400%	2/1/39	700	770
Anheuser-Busch Cos. Inc.	6.000%	4/15/11	250	264
Anheuser-Busch Cos. Inc.	5.500%	1/15/18	250	256
Anheuser-Busch Cos. Inc.	6.800%	8/20/32	900	965
7 Anheuser-Busch InBev Worldwide Inc.	3.000%	10/15/12	450	454
7 Anheuser-Busch InBev Worldwide Inc.	4.125%	1/15/15	525	532
7 Anheuser-Busch InBev Worldwide Inc.	5.375%	1/15/20	975	991
7 Anheuser-Busch InBev Worldwide Inc.	6.375%	1/15/40	75	78
Archer-Daniels-Midland Co.	5.935%	10/1/32	350	355
Archer-Daniels-Midland Co.	5.375%	9/15/35	1,125	1,088
AstraZeneca PLC	5.400%	9/15/12	750	820
AstraZeneca PLC	5.400%	6/1/14	875	960
AstraZeneca PLC	6.450%	9/15/37	1,175	1,317
Baxter FinCo BV	4.750%	10/15/10	500	515
Baxter International Inc.	4.625%	3/15/15	250	267
Baxter International Inc.	5.900%	9/1/16	150	167
Baxter International Inc.	6.250%	12/1/37	100	109
Becton Dickinson and Co.	5.000%	5/15/19	50	52
Biogen Idec Inc.	6.000%	3/1/13	600	646
Bottling Group LLC	4.625%	11/15/12	300	323
Bottling Group LLC	5.000%	11/15/13	100	108
Bottling Group LLC	6.950%	3/15/14	500	579
Bottling Group LLC	5.500%	4/1/16	1,275	1,378
Bristol-Myers Squibb Co.	5.450%	5/1/18	300	324

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2009

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Bristol-Myers Squibb Co.	5.875%	11/15/36	725	760
Bunge Ltd. Finance Corp.	5.350%	4/15/14	350	357
Bunge Ltd. Finance Corp.	8.500%	6/15/19	175	199
Campbell Soup Co.	6.750%	2/15/11	100	107
Cardinal Health Inc.	4.000%	6/15/15	100	98
7 CareFusion Corp.	4.125%	8/1/12	50	52
7 CareFusion Corp.	5.125%	8/1/14	100	105
7 CareFusion Corp.	6.375%	8/1/19	75	81
Cia de Bebidas das Americas	10.500%	12/15/11	280	323
Cia de Bebidas das Americas	8.750%	9/15/13	25	29
Clorox Co.	4.200%	1/15/10	125	125
Clorox Co.	3.550%	11/1/15	325	324
Coca-Cola Co.	5.350%	11/15/17	225	244
Coca-Cola Co.	4.875%	3/15/19	900	941
Coca-Cola Enterprises Inc.	7.375%	3/3/14	600	699
Coca-Cola Enterprises Inc.	4.250%	3/1/15	300	316
Coca-Cola Enterprises Inc.	4.500%	8/15/19	150	151
Coca-Cola Enterprises Inc.	8.500%	2/1/22	125	160
Coca-Cola Enterprises Inc.	6.950%	11/15/26	500	567
Coca-Cola Enterprises Inc.	6.750%	9/15/28	250	284
ConAgra Foods Inc.	5.875%	4/15/14	275	300
ConAgra Foods Inc.	7.125%	10/1/26	50	54
ConAgra Foods Inc.	7.000%	10/1/28	100	106
Covidien International Finance SA	6.550%	10/15/37	525	587
CR Bard Inc.	6.700%	12/1/26	450	479
Delhaize Group SA	5.875%	2/1/14	250	268
Diageo Capital PLC	5.200%	1/30/13	75	80
Diageo Capital PLC	5.750%	10/23/17	75	81
Diageo Finance BV	5.300%	10/28/15	625	675
Diageo Investment Corp.	9.000%	8/15/11	1,000	1,113
Dr Pepper Snapple Group Inc.	1.700%	12/21/11	125	125
Dr Pepper Snapple Group Inc.	2.350%	12/21/12	150	150
Dr Pepper Snapple Group Inc.	6.120%	5/1/13	375	410
Eli Lilly & Co.	3.550%	3/6/12	125	130
Eli Lilly & Co.	6.000%	3/15/12	125	137
Eli Lilly & Co.	5.500%	3/15/27	625	632
Express Scripts Inc.	5.250%	6/15/12	225	239
Express Scripts Inc.	6.250%	6/15/14	250	274
Express Scripts Inc.	7.250%	6/15/19	75	86
Fortune Brands Inc.	3.000%	6/1/12	350	347
Fortune Brands Inc.	6.375%	6/15/14	475	508
Fortune Brands Inc.	5.375%	1/15/16	25	25
Fortune Brands Inc.	5.875%	1/15/36	250	214
Genentech Inc.	4.750%	7/15/15	150	160
Genentech Inc.	5.250%	7/15/35	325	311
General Mills Inc.	6.000%	2/15/12	592	641
General Mills Inc.	5.650%	9/10/12	250	273
General Mills Inc.	5.200%	3/17/15	875	939
General Mills Inc.	5.700%	2/15/17	575	624
General Mills Inc.	5.650%	2/15/19	375	400
GlaxoSmithKline Capital Inc.	4.850%	5/15/13	700	748
GlaxoSmithKline Capital Inc.	4.375%	4/15/14	1,025	1,082
GlaxoSmithKline Capital Inc.	5.375%	4/15/34	300	288
GlaxoSmithKline Capital Inc.	6.375%	5/15/38	1,050	1,167
Hasbro Inc.	6.300%	9/15/17	550	581
Hershey Co.	5.450%	9/1/16	150	157
HJ Heinz Finance Co.	6.625%	7/15/11	850	911
Hospira Inc.	5.900%	6/15/14	200	217
Johnson & Johnson	5.150%	8/15/12	400	437
Johnson & Johnson	5.150%	7/15/18	125	134
Johnson & Johnson	6.950%	9/1/29	100	120
Johnson & Johnson	4.950%	5/15/33	550	536
Johnson & Johnson	5.850%	7/15/38	325	352
Kellogg Co.	5.125%	12/3/12	225	246

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2009

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Kellogg Co.	4.250%	3/6/13	125	132
Kellogg Co.	4.150%	11/15/19	250	244
Kellogg Co.	7.450%	4/1/31	650	791
Kimberly-Clark Corp.	4.875%	8/15/15	650	701
Kimberly-Clark Corp.	6.125%	8/1/17	200	221
Koninklijke Philips Electronics NV	4.625%	3/11/13	150	157
Koninklijke Philips Electronics NV	5.750%	3/11/18	250	266
Koninklijke Philips Electronics NV	6.875%	3/11/38	200	227
Kraft Foods Inc.	6.750%	2/19/14	125	139
Kraft Foods Inc.	6.500%	8/11/17	525	570
Kraft Foods Inc.	6.500%	11/1/31	875	881
Kraft Foods Inc.	7.000%	8/11/37	725	773
Kraft Foods Inc.	6.875%	2/1/38	1,275	1,337
Kraft Foods Inc.	6.875%	1/26/39	250	263
Kroger Co.	6.800%	4/1/11	1,325	1,407
Kroger Co.	6.200%	6/15/12	25	27
Kroger Co.	4.950%	1/15/15	500	526
Kroger Co.	8.000%	9/15/29	750	899
Laboratory Corp. of America Holdings	5.625%	12/15/15	325	340
Lorillard Tobacco Co.	8.125%	6/23/19	400	440
McKesson Corp.	7.750%	2/1/12	350	387
McKesson Corp.	5.250%	3/1/13	75	80
7 Mead Johnson Nutrition Co.	3.500%	11/1/14	75	74
7 Mead Johnson Nutrition Co.	4.900%	11/1/19	150	147
7 Mead Johnson Nutrition Co.	5.900%	11/1/39	125	122
Medco Health Solutions Inc.	7.250%	8/15/13	675	749
Medtronic Inc.	4.750%	9/15/15	550	593
Merck & Co. Inc.	1.875%	6/30/11	400	405
Merck & Co. Inc.	4.750%	3/1/15	275	297
Merck & Co. Inc.	4.000%	6/30/15	350	367
Merck & Co. Inc.	6.000%	9/15/17	500	559
Merck & Co. Inc.	5.000%	6/30/19	375	393
Merck & Co. Inc.	6.400%	3/1/28	225	246
Merck & Co. Inc.	5.950%	12/1/28	250	266
Merck & Co. Inc.	6.550%	9/15/37	850	975
Merck & Co. Inc.	5.850%	6/30/39	100	107
Novant Health Inc.	5.850%	11/1/19	300	298
Novartis Capital Corp.	4.125%	2/10/14	1,000	1,049
Novartis Securities Investment Ltd.	5.125%	2/10/19	750	783
PepsiAmericas Inc.	5.750%	7/31/12	225	245
PepsiAmericas Inc.	5.000%	5/15/17	450	473
PepsiCo Inc.	5.150%	5/15/12	125	135
PepsiCo Inc.	4.650%	2/15/13	250	268
PepsiCo Inc.	3.750%	3/1/14	875	908
PepsiCo Inc.	5.000%	6/1/18	775	809
PepsiCo Inc.	7.900%	11/1/18	450	552
Pfizer Inc.	4.450%	3/15/12	1,175	1,244
Pfizer Inc.	5.350%	3/15/15	825	904
Pfizer Inc.	6.200%	3/15/19	1,125	1,253
Pfizer Inc.	7.200%	3/15/39	1,450	1,785
Philip Morris International Inc.	4.875%	5/16/13	625	665
Philip Morris International Inc.	6.875%	3/17/14	475	540
Philip Morris International Inc.	5.650%	5/16/18	275	289
Philip Morris International Inc.	6.375%	5/16/38	525	568
5 Procter & Gamble - Esop	9.360%	1/1/21	1,007	1,258
Procter & Gamble Co.	4.950%	8/15/14	100	109
Procter & Gamble Co.	3.500%	2/15/15	525	537
Procter & Gamble Co.	4.700%	2/15/19	175	179
Procter & Gamble Co.	6.450%	1/15/26	600	678
Quest Diagnostics Inc.	5.450%	11/1/15	250	271
Reynolds American Inc.	7.250%	6/1/12	200	218
Reynolds American Inc.	6.750%	6/15/17	100	103
Reynolds American Inc.	7.250%	6/15/37	375	378
Safeway Inc.	6.500%	3/1/11	1,300	1,372

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2009

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Safeway Inc.	6.250%	3/15/14	300	328
Safeway Inc.	7.250%	2/1/31	50	57
Sara Lee Corp.	6.125%	11/1/32	325	311
St. Jude Medical Inc.	3.750%	7/15/14	425	432
St. Jude Medical Inc.	4.875%	7/15/19	75	76
Sysco Corp.	5.250%	2/12/18	300	317
Sysco Corp.	5.375%	9/21/35	500	497
Teva Pharmaceutical Finance Co. LLC	6.150%	2/1/36	150	153
7 Thermo Fisher Scientific Inc.	2.150%	12/28/12	125	124
7 Thermo Fisher Scientific Inc.	3.250%	11/18/14	100	99
Unilever Capital Corp.	7.125%	11/1/10	400	421
Unilever Capital Corp.	3.650%	2/15/14	275	283
Unilever Capital Corp.	4.800%	2/15/19	150	154
UST Inc.	5.750%	3/1/18	250	245
Whirlpool Corp.	5.500%	3/1/13	250	258
Wyeth	6.950%	3/15/11	500	536
Wyeth	5.500%	2/15/16	400	431
Wyeth	6.450%	2/1/24	400	447
Wyeth	6.500%	2/1/34	200	220
Wyeth	6.000%	2/15/36	1,125	1,168
Energy (0.5%)
Alberta Energy Co. Ltd.	7.375%	11/1/31	750	836
Anadarko Finance Co.	6.750%	5/1/11	325	345
Anadarko Petroleum Corp.	7.625%	3/15/14	300	344
Anadarko Petroleum Corp.	5.750%	6/15/14	125	135
Anadarko Petroleum Corp.	5.950%	9/15/16	700	751
Anadarko Petroleum Corp.	6.950%	6/15/19	50	57
Anadarko Petroleum Corp.	6.450%	9/15/36	650	677
Anadarko Petroleum Corp.	7.950%	6/15/39	125	154
Apache Corp.	6.000%	9/15/13	300	330
Apache Corp.	5.625%	1/15/17	75	80
Apache Corp.	6.900%	9/15/18	500	586
Apache Finance Canada Corp.	7.750%	12/15/29	225	274
Baker Hughes Inc.	6.875%	1/15/29	400	445
BJ Services Co.	6.000%	6/1/18	100	108
BP Capital Markets PLC	5.250%	11/7/13	750	817
BP Capital Markets PLC	3.625%	5/8/14	675	690
BP Capital Markets PLC	3.875%	3/10/15	250	258
BP Capital Markets PLC	4.750%	3/10/19	750	765
Burlington Resources Finance Co.	6.680%	2/15/11	375	398
Burlington Resources Finance Co.	6.500%	12/1/11	300	328
Burlington Resources Finance Co.	7.400%	12/1/31	600	687
Canadian Natural Resources Ltd.	5.450%	10/1/12	250	267
Canadian Natural Resources Ltd.	4.900%	12/1/14	175	184
Canadian Natural Resources Ltd.	7.200%	1/15/32	500	564
Canadian Natural Resources Ltd.	6.450%	6/30/33	400	416
Canadian Natural Resources Ltd.	6.500%	2/15/37	425	448
7 Cenovus Energy Inc.	4.500%	9/15/14	950	975
7 Cenovus Energy Inc.	5.700%	10/15/19	475	481
7 Cenovus Energy Inc.	6.750%	11/15/39	375	395
Chevron Corp.	3.450%	3/3/12	250	261
Chevron Corp.	3.950%	3/3/14	425	447
Chevron Corp.	4.950%	3/3/19	750	790
ConocoPhillips	4.750%	2/1/14	250	268
ConocoPhillips	4.600%	1/15/15	200	213
ConocoPhillips	5.750%	2/1/19	850	933
ConocoPhillips	6.000%	1/15/20	725	803
ConocoPhillips	6.500%	2/1/39	375	417
ConocoPhillips Canada Funding Co. I	5.950%	10/15/36	250	249
ConocoPhillips Holding Co.	6.950%	4/15/29	175	198
Devon Energy Corp.	5.625%	1/15/14	525	571
Devon Energy Corp.	7.950%	4/15/32	75	95
Devon Financing Corp. ULC	6.875%	9/30/11	475	515

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2009

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Devon Financing Corp. ULC	7.875%	9/30/31	375	466
Diamond Offshore Drilling Inc.	4.875%	7/1/15	100	106
Diamond Offshore Drilling Inc.	5.875%	5/1/19	75	80
Diamond Offshore Drilling Inc.	5.700%	10/15/39	225	221
EnCana Corp.	4.750%	10/15/13	25	26
EnCana Corp.	7.200%	11/1/31	625	676
EnCana Corp.	6.500%	8/15/34	325	349
EnCana Holdings Finance Corp.	5.800%	5/1/14	50	55
EOG Resources Inc.	6.125%	10/1/13	575	635
EOG Resources Inc.	5.625%	6/1/19	275	294
Halliburton Co.	6.150%	9/15/19	525	589
Halliburton Co.	7.450%	9/15/39	700	864
Hess Corp.	8.125%	2/15/19	600	724
Hess Corp.	7.875%	10/1/29	150	179
Hess Corp.	7.125%	3/15/33	375	418
Husky Energy Inc.	6.250%	6/15/12	350	376
Husky Energy Inc.	7.250%	12/15/19	300	346
Husky Energy Inc.	6.800%	9/15/37	100	105
Kerr-McGee Corp.	6.950%	7/1/24	1,000	1,087
Kerr-McGee Corp.	7.875%	9/15/31	150	171
Marathon Oil Corp.	6.125%	3/15/12	475	514
Nabors Industries Inc.	9.250%	1/15/19	600	737
Nexen Inc.	5.050%	11/20/13	400	422
Nexen Inc.	5.650%	5/15/17	175	182
Nexen Inc.	7.875%	3/15/32	100	116
Nexen Inc.	7.500%	7/30/39	625	703
Noble Energy Inc.	8.250%	3/1/19	300	359
Occidental Petroleum Corp.	6.750%	1/15/12	125	137
Occidental Petroleum Corp.	7.000%	11/1/13	650	744
PC Financial Partnership	5.000%	11/15/14	25	26
Petro-Canada	4.000%	7/15/13	75	77
Petro-Canada	7.875%	6/15/26	100	116
Petro-Canada	5.350%	7/15/33	450	406
Petro-Canada	5.950%	5/15/35	500	476
Questar Market Resources Inc.	6.050%	9/1/16	350	357
Rowan Cos. Inc.	7.875%	8/1/19	125	139
Shell International Finance BV	5.625%	6/27/11	50	53
Shell International Finance BV	4.950%	3/22/12	375	402
Shell International Finance BV	4.000%	3/21/14	375	392
Shell International Finance BV	3.250%	9/22/15	525	525
Shell International Finance BV	5.200%	3/22/17	300	323
Shell International Finance BV	4.300%	9/22/19	700	692
Shell International Finance BV	6.375%	12/15/38	975	1,085
Smith International Inc.	9.750%	3/15/19	600	760
Statoil ASA	3.875%	4/15/14	300	312
Statoil ASA	2.900%	10/15/14	75	75
Statoil ASA	5.250%	4/15/19	650	690
Statoil ASA	7.150%	1/15/29	250	294
Suncor Energy Inc.	6.100%	6/1/18	225	242
Suncor Energy Inc.	6.500%	6/15/38	775	815
Suncor Energy Inc.	6.850%	6/1/39	600	667
Sunoco Inc.	4.875%	10/15/14	175	176
Sunoco Inc.	5.750%	1/15/17	200	204
Talisman Energy Inc.	5.125%	5/15/15	100	104
Talisman Energy Inc.	5.850%	2/1/37	650	617
Tosco Corp.	8.125%	2/15/30	1,150	1,397
Total Capital SA	3.125%	10/2/15	25	25
Transocean Inc.	5.250%	3/15/13	100	107
Transocean Inc.	6.000%	3/15/18	425	454
Transocean Inc.	7.500%	4/15/31	300	348
Valero Energy Corp.	6.875%	4/15/12	700	753
Valero Energy Corp.	7.500%	4/15/32	750	767
Valero Energy Corp.	6.625%	6/15/37	300	280
Weatherford International Inc.	6.800%	6/15/37	150	150

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2009

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Weatherford International Ltd.	9.625%	3/1/19	775	968
Weatherford International Ltd.	6.500%	8/1/36	800	763
XTO Energy Inc.	5.900%	8/1/12	425	463
XTO Energy Inc.	6.250%	4/15/13	250	279
XTO Energy Inc.	5.750%	12/15/13	900	1,001
XTO Energy Inc.	4.900%	2/1/14	200	215
XTO Energy Inc.	5.000%	1/31/15	200	216
XTO Energy Inc.	6.250%	8/1/17	400	454
Other Industrial (0.0%)
Cintas Corp.	6.125%	12/1/17	225	240

Technology (0.3%)
Agilent Technologies Inc.	4.450%	9/14/12	25	26
Agilent Technologies Inc.	5.500%	9/14/15	550	578
Agilent Technologies Inc.	6.500%	11/1/17	350	371
Amphenol Corp.	4.750%	11/15/14	200	200
Analog Devices Inc.	5.000%	7/1/14	175	184
BMC Software Inc.	7.250%	6/1/18	175	190
CA Inc.	5.375%	12/1/19	175	177
Cisco Systems Inc.	5.250%	2/22/11	2,075	2,178
Cisco Systems Inc.	4.950%	2/15/19	200	206
Cisco Systems Inc.	4.450%	1/15/20	25	25
Cisco Systems Inc.	5.900%	2/15/39	975	984
Cisco Systems Inc.	5.500%	1/15/40	325	312
Computer Sciences Corp.	6.500%	3/15/18	125	135
Corning Inc.	6.625%	5/15/19	50	54
Dell Inc.	3.375%	6/15/12	625	647
Dell Inc.	5.875%	6/15/19	175	187
Electronic Data Systems LLC	6.000%	8/1/13	225	250
Equifax Inc.	6.300%	7/1/17	125	128
Equifax Inc.	7.000%	7/1/37	150	148
Fiserv Inc.	6.800%	11/20/17	475	523
Harris Corp.	5.000%	10/1/15	425	440
Hewlett-Packard Co.	2.250%	5/27/11	175	178
Hewlett-Packard Co.	4.500%	3/1/13	625	665
Hewlett-Packard Co.	6.125%	3/1/14	1,050	1,173
Hewlett-Packard Co.	5.400%	3/1/17	225	240
Hewlett-Packard Co.	5.500%	3/1/18	1,025	1,088
IBM International Group Capital LLC	5.050%	10/22/12	1,000	1,081
International Business Machines Corp.	4.950%	3/22/11	75	79
International Business Machines Corp.	7.500%	6/15/13	550	639
International Business Machines Corp.	5.700%	9/14/17	500	547
International Business Machines Corp.	5.600%	11/30/39	1,720	1,736
International Game Technology	7.500%	6/15/19	125	136
Intuit Inc.	5.400%	3/15/12	200	213
Lexmark International Inc.	5.900%	6/1/13	150	154
Lexmark International Inc.	6.650%	6/1/18	375	369
Microsoft Corp.	2.950%	6/1/14	675	684
Microsoft Corp.	4.200%	6/1/19	50	50
Microsoft Corp.	5.200%	6/1/39	350	343
Motorola Inc.	8.000%	11/1/11	25	27
Motorola Inc.	5.375%	11/15/12	275	280
Motorola Inc.	7.500%	5/15/25	75	72
Motorola Inc.	6.500%	11/15/28	200	173
Motorola Inc.	6.625%	11/15/37	275	237
Nokia Oyj	5.375%	5/15/19	175	179
Nokia Oyj	6.625%	5/15/39	100	109
Oracle Corp.	5.000%	1/15/11	250	261
Oracle Corp.	3.750%	7/8/14	200	207
Oracle Corp.	5.250%	1/15/16	1,900	2,052
Oracle Corp.	5.750%	4/15/18	300	326
Oracle Corp.	5.000%	7/8/19	975	1,009
Oracle Corp.	6.125%	7/8/39	500	527

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2009

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Pitney Bowes Inc.	3.875%	6/15/13	225	231
Pitney Bowes Inc.	4.875%	8/15/14	25	26
Pitney Bowes Inc.	4.750%	1/15/16	1,300	1,349
Science Applications International Corp.	6.250%	7/1/12	100	109
Science Applications International Corp.	5.500%	7/1/33	100	89
Xerox Capital Trust I	8.000%	2/1/27	100	99
Xerox Corp.	7.125%	6/15/10	200	205
Xerox Corp.	6.875%	8/15/11	200	214
Xerox Corp.	5.500%	5/15/12	150	159
Xerox Corp.	7.625%	6/15/13	225	231
Xerox Corp.	8.250%	5/15/14	300	346
Xerox Corp.	6.400%	3/15/16	375	397
Xerox Corp.	6.750%	2/1/17	350	377
Xerox Corp.	6.350%	5/15/18	350	368
Xerox Corp.	5.625%	12/15/19	50	50
Transportation (0.2%)
5 American Airlines Pass Through Trust 2009-1A	10.375%	7/2/19	125	140
Burlington Northern Santa Fe Corp.	7.125%	12/15/10	675	714
Burlington Northern Santa Fe Corp.	5.900%	7/1/12	350	381
Burlington Northern Santa Fe Corp.	5.650%	5/1/17	75	80
Burlington Northern Santa Fe Corp.	7.000%	12/15/25	200	220
Burlington Northern Santa Fe Corp.	6.200%	8/15/36	125	132
Canadian National Railway Co.	6.250%	8/1/34	350	378
Canadian National Railway Co.	6.200%	6/1/36	350	379
Canadian Pacific Railway Co.	7.125%	10/15/31	450	475
Canadian Pacific Railway Co.	5.950%	5/15/37	250	237
Con-way Inc.	6.700%	5/1/34	350	274
5 Continental Airlines Inc.	6.648%	9/15/17	527	504
Continental Airlines Inc.	7.250%	11/10/19	150	153
CSX Corp.	6.750%	3/15/11	400	424
CSX Corp.	6.300%	3/15/12	400	433
CSX Corp.	5.600%	5/1/17	25	26
CSX Corp.	7.900%	5/1/17	300	347
CSX Corp.	6.250%	3/15/18	525	569
CSX Corp.	7.375%	2/1/19	1,200	1,379
5 Delta Air Lines Inc.	7.750%	12/17/19	425	438
5 Delta Air Lines Inc.	6.821%	8/10/22	263	252
Norfolk Southern Corp.	5.750%	1/15/16	175	186
Norfolk Southern Corp.	7.700%	5/15/17	400	469
Norfolk Southern Corp.	5.750%	4/1/18	100	106
Norfolk Southern Corp.	5.900%	6/15/19	425	457
Norfolk Southern Corp.	5.590%	5/17/25	72	70
Norfolk Southern Corp.	7.800%	5/15/27	100	121
Norfolk Southern Corp.	5.640%	5/17/29	100	98
Norfolk Southern Corp.	7.050%	5/1/37	200	236
Norfolk Southern Corp.	7.900%	5/15/97	100	116
Norfolk Southern Railway Co.	9.750%	6/15/20	116	154
Ryder System Inc.	5.950%	5/2/11	158	163
Ryder System Inc.	5.850%	3/1/14	250	262
Ryder System Inc.	5.850%	11/1/16	75	75
Southwest Airlines Co.	5.750%	12/15/16	200	194
Southwest Airlines Co.	5.125%	3/1/17	400	379
5 Southwest Airlines Co. 2007-1 Pass Through Trust 3	6.150%	8/1/22	140	140
Union Pacific Corp.	6.125%	1/15/12	25	27
Union Pacific Corp.	6.500%	4/15/12	75	82
Union Pacific Corp.	5.450%	1/31/13	650	700
Union Pacific Corp.	7.875%	1/15/19	775	933
Union Pacific Corp.	7.125%	2/1/28	500	554
Union Pacific Corp.	6.625%	2/1/29	200	216
United Parcel Service Inc.	3.875%	4/1/14	50	52
United Parcel Service Inc.	5.125%	4/1/19	175	186
United Parcel Service Inc.	6.200%	1/15/38	725	804
				369,700

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2009

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Utilities (0.9%)
Electric (0.7%)
AEP Texas Central Co.	6.650%	2/15/33	400	410
Alabama Power Co.	4.850%	12/15/12	200	214
Alabama Power Co.	5.500%	10/15/17	550	579
American Water Capital Corp.	6.593%	10/15/37	500	497
Arizona Public Service Co.	5.800%	6/30/14	50	53
Arizona Public Service Co.	4.650%	5/15/15	275	277
Baltimore Gas & Electric Co.	5.900%	10/1/16	375	399
Carolina Power & Light Co.	6.500%	7/15/12	350	386
Carolina Power & Light Co.	5.125%	9/15/13	325	350
Carolina Power & Light Co.	5.300%	1/15/19	675	703
CenterPoint Energy Houston Electric LLC	5.700%	3/15/13	500	533
CenterPoint Energy Houston Electric LLC	7.000%	3/1/14	175	200
Cleveland Electric Illuminating Co.	5.650%	12/15/13	325	350
Cleveland Electric Illuminating Co.	7.880%	11/1/17	200	236
Cleveland Electric Illuminating Co.	5.500%	8/15/24	750	743
Commonwealth Edison Co.	5.950%	8/15/16	500	544
Commonwealth Edison Co.	6.150%	9/15/17	600	652
Commonwealth Edison Co.	5.800%	3/15/18	150	160
Commonwealth Edison Co.	5.900%	3/15/36	100	100
Connecticut Light & Power Co.	6.350%	6/1/36	250	271
Consolidated Edison Co. of New York Inc.	5.375%	12/15/15	125	134
Consolidated Edison Co. of New York Inc.	5.500%	9/15/16	350	366
Consolidated Edison Co. of New York Inc.	6.650%	4/1/19	225	255
Consolidated Edison Co. of New York Inc.	5.300%	3/1/35	300	287
Consolidated Edison Co. of New York Inc.	6.200%	6/15/36	400	428
Consolidated Edison Co. of New York Inc.	6.300%	8/15/37	450	488
Consolidated Natural Gas Co.	6.250%	11/1/11	300	323
Constellation Energy Group Inc.	7.000%	4/1/12	100	108
Constellation Energy Group Inc.	4.550%	6/15/15	175	175
Constellation Energy Group Inc.	7.600%	4/1/32	100	108
Consumers Energy Co.	5.000%	2/15/12	725	765
Consumers Energy Co.	5.375%	4/15/13	175	187
Detroit Edison Co.	5.700%	10/1/37	125	120
Dominion Resources Inc.	6.000%	11/30/17	550	595
Dominion Resources Inc.	5.250%	8/1/33	200	208
5 Dominion Resources Inc.	7.500%	6/30/66	175	169
5 Dominion Resources Inc.	6.300%	9/30/66	50	44
DTE Energy Co.	7.050%	6/1/11	250	265
Duke Energy Carolinas LLC	6.100%	6/1/37	1,000	1,064
Duke Energy Carolinas LLC	6.050%	4/15/38	50	53
Duke Energy Carolinas LLC	5.300%	2/15/40	375	362
Duke Energy Corp.	5.050%	9/15/19	175	175
Duke Energy Indiana Inc.	5.000%	9/15/13	250	262
Duke Energy Ohio Inc.	5.700%	9/15/12	675	735
Duke Energy Ohio Inc.	2.100%	6/15/13	325	321
El Paso Electric Co.	6.000%	5/15/35	175	156
Energy East Corp.	6.750%	6/15/12	500	545
Energy East Corp.	6.750%	7/15/36	400	446
Entergy Gulf States Louisiana LLC	6.000%	5/1/18	500	522
Entergy Louisiana LLC	6.500%	9/1/18	100	106
Exelon Corp.	4.900%	6/15/15	500	518
Exelon Generation Co. LLC	5.200%	10/1/19	225	225
Exelon Generation Co. LLC	6.250%	10/1/39	425	432
FirstEnergy Solutions Corp.	4.800%	2/15/15	475	485
Florida Power & Light Co.	5.950%	10/1/33	100	104
Florida Power & Light Co.	5.625%	4/1/34	225	225
Florida Power & Light Co.	4.950%	6/1/35	50	45
Florida Power & Light Co.	6.200%	6/1/36	50	54
Florida Power & Light Co.	5.650%	2/1/37	300	298
Florida Power & Light Co.	5.850%	5/1/37	150	155
Florida Power & Light Co.	5.960%	4/1/39	1,350	1,422
Florida Power Corp.	4.800%	3/1/13	50	53

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2009

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Florida Power Corp.	5.650%	6/15/18	50	54
5 FPL Group Capital Inc.	6.350%	10/1/66	225	208
5 FPL Group Capital Inc.	6.650%	6/15/67	275	255
Georgia Power Co.	5.950%	2/1/39	575	601
Illinois Power Co.	6.125%	11/15/17	25	26
5 Integrys Energy Group Inc.	6.110%	12/1/66	300	249
Interstate Power & Light Co.	6.250%	7/15/39	100	104
Jersey Central Power & Light Co.	5.625%	5/1/16	350	364
Jersey Central Power & Light Co.	5.650%	6/1/17	350	360
Kansas City Power & Light Co.	6.050%	11/15/35	200	186
MidAmerican Energy Co.	5.650%	7/15/12	75	81
MidAmerican Energy Co.	5.950%	7/15/17	150	158
MidAmerican Energy Co.	6.750%	12/30/31	325	364
Midamerican Energy Holdings Co.	5.875%	10/1/12	750	818
Midamerican Energy Holdings Co.	5.000%	2/15/14	300	316
Midamerican Energy Holdings Co.	6.125%	4/1/36	400	407
Midamerican Energy Holdings Co.	5.950%	5/15/37	525	530
National Rural Utilities Cooperative Finance Corp.	4.375%	10/1/10	150	154
National Rural Utilities Cooperative Finance Corp.	2.625%	9/16/12	750	758
National Rural Utilities Cooperative Finance Corp.	5.500%	7/1/13	275	299
National Rural Utilities Cooperative Finance Corp.	4.750%	3/1/14	700	745
National Rural Utilities Cooperative Finance Corp.	5.450%	2/1/18	150	156
National Rural Utilities Cooperative Finance Corp.	8.000%	3/1/32	600	711
Nevada Power Co.	7.125%	3/15/19	450	506
7 Niagara Mohawk Power Corp.	4.881%	8/15/19	400	398
Nisource Finance Corp.	6.125%	3/1/22	450	459
Northern States Power Co.	6.200%	7/1/37	50	54
Northern States Power Co.	5.350%	11/1/39	175	169
NSTAR Electric Co.	4.875%	10/15/12	75	80
NSTAR Electric Co.	4.875%	4/15/14	225	240
NSTAR Electric Co.	5.625%	11/15/17	325	346
7 Oglethorpe Power Corp.	5.950%	11/1/39	100	99
Ohio Edison Co.	6.400%	7/15/16	550	594
Ohio Power Co.	5.750%	9/1/13	475	505
Ohio Power Co.	6.000%	6/1/16	150	161
Oncor Electric Delivery Co. LLC	5.950%	9/1/13	325	350
Oncor Electric Delivery Co. LLC	6.375%	1/15/15	175	191
Oncor Electric Delivery Co. LLC	7.250%	1/15/33	600	690
Pacific Gas & Electric Co.	4.800%	3/1/14	650	694
Pacific Gas & Electric Co.	5.625%	11/30/17	250	266
Pacific Gas & Electric Co.	8.250%	10/15/18	275	336
Pacific Gas & Electric Co.	6.050%	3/1/34	825	864
Pacific Gas & Electric Co.	5.800%	3/1/37	1,225	1,242
PacifiCorp	6.900%	11/15/11	500	550
PacifiCorp	5.250%	6/15/35	475	444
PacifiCorp	6.250%	10/15/37	650	701
Peco Energy Co.	5.350%	3/1/18	125	132
Pennsylvania Electric Co.	6.050%	9/1/17	75	79
Pepco Holdings Inc.	6.450%	8/15/12	175	188
PPL Electric Utilities Corp.	6.250%	5/15/39	1,100	1,156
PPL Energy Supply LLC	6.400%	11/1/11	250	269
PPL Energy Supply LLC	6.200%	5/15/16	68	71
Progress Energy Inc.	7.100%	3/1/11	446	472
Progress Energy Inc.	6.050%	3/15/14	100	109
Progress Energy Inc.	7.050%	3/15/19	75	84
Progress Energy Inc.	7.750%	3/1/31	625	739
Progress Energy Inc.	7.000%	10/30/31	550	600
Progress Energy Inc.	6.000%	12/1/39	25	25
PSEG Power LLC	7.750%	4/15/11	250	268
PSEG Power LLC	5.000%	4/1/14	650	681
PSEG Power LLC	5.500%	12/1/15	450	475
Public Service Co. of Colorado	5.800%	8/1/18	100	109
Public Service Co. of Colorado	5.125%	6/1/19	175	181
Public Service Co. of Colorado	6.250%	9/1/37	300	327

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2009

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Public Service Co. of Colorado	6.500%	8/1/38	200	226
Public Service Co. of Oklahoma	5.150%	12/1/19	600	601
Public Service Co. of Oklahoma	6.625%	11/15/37	275	285
Puget Sound Energy Inc.	5.483%	6/1/35	100	95
Puget Sound Energy Inc.	6.274%	3/15/37	500	530
San Diego Gas & Electric Co.	5.300%	11/15/15	100	110
San Diego Gas & Electric Co.	5.350%	5/15/35	100	97
San Diego Gas & Electric Co.	6.000%	6/1/39	50	53
SCANA Corp.	6.875%	5/15/11	75	80
Sierra Pacific Power Co.	6.000%	5/15/16	525	565
Sierra Pacific Power Co.	6.750%	7/1/37	400	424
South Carolina Electric & Gas Co.	6.625%	2/1/32	450	503
South Carolina Electric & Gas Co.	6.050%	1/15/38	150	158
Southern California Edison Co.	4.650%	4/1/15	425	451
Southern California Edison Co.	5.000%	1/15/16	275	289
Southern California Edison Co.	6.650%	4/1/29	225	245
Southern California Edison Co.	5.750%	4/1/35	275	277
Southern California Edison Co.	5.350%	7/15/35	350	334
Southern Power Co.	6.250%	7/15/12	425	465
Southern Power Co.	4.875%	7/15/15	400	419
Southwestern Electric Power Co.	6.450%	1/15/19	250	264
Tampa Electric Co.	6.550%	5/15/36	375	390
TransAlta Corp.	6.650%	5/15/18	100	105
Union Electric Co.	5.400%	2/1/16	350	357
United Utilities PLC	5.375%	2/1/19	325	324
Virginia Electric and Power Co.	5.100%	11/30/12	225	244
Virginia Electric and Power Co.	5.400%	1/15/16	700	731
Virginia Electric and Power Co.	6.000%	5/15/37	550	578
Virginia Electric and Power Co.	6.350%	11/30/37	750	825
Virginia Electric and Power Co.	8.875%	11/15/38	100	141
Wisconsin Electric Power Co.	6.000%	4/1/14	550	616
Wisconsin Electric Power Co.	4.250%	12/15/19	175	174
Wisconsin Electric Power Co.	5.625%	5/15/33	200	197
5 Wisconsin Energy Corp.	6.250%	5/15/67	525	463
Wisconsin Power & Light Co.	5.000%	7/15/19	25	25
Wisconsin Power & Light Co.	6.375%	8/15/37	300	320
Xcel Energy Inc.	5.613%	4/1/17	631	655
Xcel Energy Inc.	6.500%	7/1/36	225	239
Natural Gas (0.2%)
AGL Capital Corp.	7.125%	1/14/11	300	315
Atmos Energy Corp.	8.500%	3/15/19	250	303
Boardwalk Pipelines LP	5.500%	2/1/17	200	200
CenterPoint Energy Resources Corp.	7.875%	4/1/13	250	280
CenterPoint Energy Resources Corp.	6.150%	5/1/16	300	310
El Paso Natural Gas Co.	5.950%	4/15/17	225	231
Enbridge Energy Partners LP	9.875%	3/1/19	550	697
Energy Transfer Partners LP	5.650%	8/1/12	275	296
Energy Transfer Partners LP	5.950%	2/1/15	300	319
Energy Transfer Partners LP	6.125%	2/15/17	300	311
Energy Transfer Partners LP	9.000%	4/15/19	275	330
Energy Transfer Partners LP	6.625%	10/15/36	150	150
8 Enron Corp.	9.125%	4/1/03	700	2
8 Enron Corp.	7.125%	5/15/07	300	1
8 Enron Corp.	6.875%	10/15/07	1,000	2
Enterprise Products Operating LLC	4.950%	6/1/10	475	483
Enterprise Products Operating LLC	4.600%	8/1/12	225	236
Enterprise Products Operating LLC	5.600%	10/15/14	775	829
Enterprise Products Operating LLC	6.300%	9/15/17	275	297
Enterprise Products Operating LLC	6.875%	3/1/33	1,000	1,052
EQT Corp.	8.125%	6/1/19	400	467
KeySpan Corp.	8.000%	11/15/30	200	234
Kinder Morgan Energy Partners LP	7.125%	3/15/12	475	517
Kinder Morgan Energy Partners LP	5.850%	9/15/12	175	187

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2009

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Kinder Morgan Energy Partners LP	5.000%	12/15/13	350	365
Kinder Morgan Energy Partners LP	5.125%	11/15/14	475	494
Kinder Morgan Energy Partners LP	5.625%	2/15/15	75	81
Kinder Morgan Energy Partners LP	6.850%	2/15/20	225	251
Kinder Morgan Energy Partners LP	5.800%	3/15/35	300	278
Magellan Midstream Partners LP	5.650%	10/15/16	150	153
Magellan Midstream Partners LP	6.550%	7/15/19	125	136
National Grid PLC	6.300%	8/1/16	275	300
NuStar Logistics LP	7.650%	4/15/18	350	380
Oneok Inc.	5.200%	6/15/15	300	311
Oneok Inc.	6.000%	6/15/35	275	258
ONEOK Partners LP	5.900%	4/1/12	350	369
ONEOK Partners LP	6.150%	10/1/16	600	626
ONEOK Partners LP	8.625%	3/1/19	400	484
ONEOK Partners LP	6.650%	10/1/36	525	532
Panhandle Eastern Pipeline Co. LP	6.200%	11/1/17	800	841
Plains All American Pipeline LP / PAA Finance Corp.	6.500%	5/1/18	50	53
Plains All American Pipeline LP / PAA Finance Corp.	8.750%	5/1/19	125	148
Sempra Energy	6.000%	2/1/13	200	217
Southern California Gas Co.	5.750%	11/15/35	25	26
7 Southern Natural Gas Co.	5.900%	4/1/17	225	229
Spectra Energy Capital LLC	5.668%	8/15/14	400	432
Tennessee Gas Pipeline Co.	7.625%	4/1/37	350	389
Texas Gas Transmission LLC	4.600%	6/1/15	250	255
TransCanada PipeLines Ltd.	4.000%	6/15/13	750	767
TransCanada PipeLines Ltd.	6.500%	8/15/18	300	337
TransCanada PipeLines Ltd.	5.600%	3/31/34	800	770
TransCanada PipeLines Ltd.	5.850%	3/15/36	125	124
5 TransCanada PipeLines Ltd.	6.350%	5/15/67	400	369
Williams Cos. Inc.	7.125%	9/1/11	375	399
Williams Cos. Inc.	7.625%	7/15/19	700	777
Williams Cos. Inc.	7.500%	1/15/31	700	756
Williams Cos. Inc.	7.750%	6/15/31	200	219
				78,283

Total Corporate Bonds (Cost $679,261)				705,880

Sovereign Bonds (U.S. Dollar-Denominated) (1.6%)
African Development Bank	1.000%	11/23/11	275	273
African Development Bank	1.750%	10/1/12	225	224
African Development Bank	3.000%	5/27/14	875	871
Asian Development Bank	4.500%	9/4/12	500	532
Asian Development Bank	3.625%	9/5/13	900	948
Asian Development Bank	2.750%	5/21/14	1,175	1,173
Asian Development Bank	5.500%	6/27/16	100	111
Asian Development Bank	5.593%	7/16/18	500	541
Brazilian Government International Bond	11.000%	1/11/12	300	354
Brazilian Government International Bond	10.250%	6/17/13	150	185
Brazilian Government International Bond	7.875%	3/7/15	475	554
Brazilian Government International Bond	6.000%	1/17/17	1,975	2,113
5 Brazilian Government International Bond	8.000%	1/15/18	94	108
Brazilian Government International Bond	5.875%	1/15/19	450	478
Brazilian Government International Bond	8.875%	10/14/19	175	225
Brazilian Government International Bond	8.875%	4/15/24	325	421
Brazilian Government International Bond	8.750%	2/4/25	800	1,032
Brazilian Government International Bond	10.125%	5/15/27	875	1,284
Brazilian Government International Bond	8.250%	1/20/34	75	95
Brazilian Government International Bond	7.125%	1/20/37	1,850	2,118
Brazilian Government International Bond	11.000%	8/17/40	1,825	2,432
Brazilian Government International Bond	5.625%	1/7/41	650	609
Chile Government International Bond	7.125%	1/11/12	300	334
Chile Government International Bond	5.500%	1/15/13	150	166
China Development Bank Corp.	4.750%	10/8/14	450	461
China Development Bank Corp.	5.000%	10/15/15	175	189

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2009

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
China Government International Bond	4.750%	10/29/13	200	212
Corp Andina de Fomento	8.125%	6/4/19	775	885
Corp. Andina de Fomento	5.200%	5/21/13	425	448
Corp. Andina de Fomento	5.750%	1/12/17	375	374
Development Bank of Japan	4.250%	6/9/15	250	259
Eksportfinans ASA	5.500%	5/25/16	2,025	2,178
Eksportfinans ASA	5.500%	6/26/17	450	477
European Investment Bank	4.625%	9/15/10	1,325	1,361
European Investment Bank	3.250%	2/15/11	1,200	1,224
European Investment Bank	5.250%	6/15/11	750	791
European Investment Bank	3.125%	7/15/11	1,800	1,857
European Investment Bank	2.000%	2/10/12	3,475	3,513
European Investment Bank	1.750%	9/14/12	650	648
European Investment Bank	2.875%	3/15/13	650	654
European Investment Bank	4.250%	7/15/13	2,400	2,528
European Investment Bank	2.375%	3/14/14	375	375
European Investment Bank	4.625%	5/15/14	2,000	2,150
European Investment Bank	3.125%	6/4/14	1,975	2,003
European Investment Bank	4.875%	2/16/16	550	589
European Investment Bank	5.125%	9/13/16	300	328
European Investment Bank	4.875%	1/17/17	1,225	1,310
European Investment Bank	5.125%	5/30/17	800	866
Export Development Canada	2.375%	3/19/12	850	866
Export Development Canada	1.750%	9/24/12	975	972
Export-Import Bank of Korea	5.500%	10/17/12	1,100	1,147
Export-Import Bank of Korea	8.125%	1/21/14	675	785
Export-Import Bank of Korea	5.875%	1/14/15	250	269
Export-Import Bank of Korea	5.125%	3/16/15	150	154
Financement-Quebec	5.000%	10/25/12	500	534
Hydro Quebec	6.300%	5/11/11	775	827
Hydro Quebec	8.400%	1/15/22	825	1,069
Inter-American Development Bank	8.500%	3/15/11	175	189
Inter-American Development Bank	1.500%	6/23/11	300	302
Inter-American Development Bank	3.000%	4/22/14	1,325	1,333
Inter-American Development Bank	4.250%	9/10/18	1,875	1,922
Inter-American Development Bank	3.875%	9/17/19	1,500	1,486
Inter-American Development Bank	7.000%	6/15/25	250	297
International Bank for Reconstruction & Development	3.125%	11/15/11	600	617
International Bank for Reconstruction & Development	2.000%	4/2/12	2,175	2,199
International Bank for Reconstruction & Development	3.500%	10/8/13	75	78
International Bank for Reconstruction & Development	4.750%	2/15/35	1,050	978
International Finance Corp.	3.500%	5/15/13	375	382
International Finance Corp.	3.000%	4/22/14	875	874
Israel Government International Bond	4.625%	6/15/13	200	212
Israel Government International Bond	5.500%	11/9/16	850	913
Israel Government International Bond	5.125%	3/26/19	300	305
Italian Republic	6.000%	2/22/11	1,175	1,239
Italian Republic	5.625%	6/15/12	875	953
Italian Republic	2.125%	10/5/12	775	774
Italian Republic	4.375%	6/15/13	525	560
Italian Republic	4.750%	1/25/16	575	597
Italian Republic	5.250%	9/20/16	1,825	1,944
Italian Republic	6.875%	9/27/23	125	141
Italian Republic	5.375%	6/15/33	1,400	1,371
Japan Bank for International Cooperation	4.750%	5/25/11	675	709
Japan Bank for International Cooperation	2.125%	11/5/12	1,400	1,395
Japan Bank for International Cooperation	4.250%	6/18/13	75	79
Japan Finance Organization for Municipalities	5.875%	3/14/11	375	396
Japan Finance Organization for Municipalities	4.625%	4/21/15	500	524
Japan Finance Organization for Municipalities	5.000%	5/16/17	500	526
Korea Development Bank	8.000%	1/23/14	800	911
Korea Electric Power Corp.	7.750%	4/1/13	750	828
Kreditanstalt fuer Wiederaufbau	3.125%	11/15/10	1,400	1,431
Kreditanstalt fuer Wiederaufbau	3.250%	2/15/11	500	513

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2009

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Kreditanstalt fuer Wiederaufbau	3.750%	6/27/11	1,550	1,608
Kreditanstalt fuer Wiederaufbau	2.000%	1/17/12	275	278
Kreditanstalt fuer Wiederaufbau	2.250%	4/16/12	1,375	1,388
Kreditanstalt fuer Wiederaufbau	4.750%	5/15/12	775	824
Kreditanstalt fuer Wiederaufbau	3.500%	5/16/13	1,200	1,225
Kreditanstalt fuer Wiederaufbau	4.000%	10/15/13	1,325	1,379
Kreditanstalt fuer Wiederaufbau	4.125%	10/15/14	25	26
Kreditanstalt fuer Wiederaufbau	2.750%	10/21/14	1,225	1,213
Kreditanstalt fuer Wiederaufbau	5.125%	3/14/16	775	845
Kreditanstalt fuer Wiederaufbau	4.375%	3/15/18	2,200	2,236
Kreditanstalt fuer Wiederaufbau	4.500%	7/16/18	350	359
Kreditanstalt fuer Wiederaufbau	4.875%	6/17/19	4,775	5,052
Landwirtschaftliche Rentenbank	5.250%	7/2/12	1,075	1,155
Landwirtschaftliche Rentenbank	1.875%	9/24/12	1,500	1,496
Landwirtschaftliche Rentenbank	4.875%	11/16/15	1,025	1,098
Malaysia Government International Bond	7.500%	7/15/11	350	379
Mexico Government International Bond	8.375%	1/14/11	225	242
Mexico Government International Bond	7.500%	1/14/12	145	161
Mexico Government International Bond	6.375%	1/16/13	917	1,008
Mexico Government International Bond	5.875%	1/15/14	1,325	1,444
Mexico Government International Bond	6.625%	3/3/15	493	548
Mexico Government International Bond	11.375%	9/15/16	100	138
Mexico Government International Bond	5.625%	1/15/17	750	787
Mexico Government International Bond	6.750%	9/27/34	2,757	2,922
Nordic Investment Bank	3.875%	6/15/10	350	352
Nordic Investment Bank	2.625%	10/6/14	475	470
Oesterreichische Kontrollbank AG	3.125%	10/14/11	775	793
Oesterreichische Kontrollbank AG	1.875%	3/21/12	1,425	1,425
Oesterreichische Kontrollbank AG	4.750%	10/16/12	275	296
Oesterreichische Kontrollbank AG	5.000%	4/25/17	300	313
Ontario Electricity Financial Corp.	7.450%	3/31/13	600	681
Pemex Project Funding Master Trust	9.125%	10/13/10	60	63
Pemex Project Funding Master Trust	5.750%	3/1/18	950	957
Pemex Project Funding Master Trust	6.625%	6/15/35	850	807
Pemex Project Funding Master Trust	6.625%	6/15/38	375	349
Peruvian Government International Bond	9.875%	2/6/15	400	505
Peruvian Government International Bond	8.375%	5/3/16	200	242
Peruvian Government International Bond	7.125%	3/30/19	500	575
Peruvian Government International Bond	7.350%	7/21/25	700	801
5 Peruvian Government International Bond	6.550%	3/14/37	1,000	1,040
Petrobras International Finance Co.	6.125%	10/6/16	1,225	1,315
Petrobras International Finance Co.	5.875%	3/1/18	300	304
Petrobras International Finance Co.	8.375%	12/10/18	600	710
Petrobras International Finance Co.	7.875%	3/15/19	650	750
Petrobras International Finance Co.	5.750%	1/20/20	325	329
Petrobras International Finance Co.	6.875%	1/20/40	275	280
7 Petroleos Mexicanos	4.875%	3/15/15	75	74
Petroleos Mexicanos	8.000%	5/3/19	700	808
Poland Government International Bond	6.250%	7/3/12	350	378
Poland Government International Bond	5.000%	10/19/15	375	394
Poland Government International Bond	6.375%	7/15/19	1,850	2,012
Province of Manitoba Canada	4.900%	12/6/16	825	865
Province of Nova Scotia Canada	5.750%	2/27/12	250	267
Province of Ontario Canada	3.375%	5/20/11	100	103
Province of Ontario Canada	5.000%	10/18/11	2,500	2,657
Province of Ontario Canada	1.875%	11/19/12	1,050	1,043
Province of Ontario Canada	4.100%	6/16/14	1,625	1,693
Province of Ontario Canada	4.750%	1/19/16	75	78
Province of Ontario Canada	4.000%	10/7/19	850	811
Province of Quebec Canada	4.875%	5/5/14	250	266
Province of Quebec Canada	4.600%	5/26/15	350	365
Province of Quebec Canada	5.125%	11/14/16	525	565
Province of Quebec Canada	4.625%	5/14/18	525	532
Province of Quebec Canada	7.125%	2/9/24	400	468

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2009

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Province of Quebec Canada	7.500%	9/15/29	475	595
Region of Lombardy Italy	5.804%	10/25/32	500	489
Republic of Korea	4.250%	6/1/13	625	643
Republic of Korea	5.750%	4/16/14	875	951
Republic of Korea	7.125%	4/16/19	425	488
South Africa Government International Bond	7.375%	4/25/12	575	632
South Africa Government International Bond	6.875%	5/27/19	875	982
South Africa Government International Bond	5.875%	5/30/22	100	102
Svensk Exportkredit AB	3.250%	9/16/14	1,025	1,025
United Mexican States	5.950%	3/19/19	1,725	1,824

Total Sovereign Bonds (Cost $135,135)				138,740

Taxable Municipal Bonds (0.2%)
American Muni. Power Ohio Inc.	6.053%	2/15/43	50	47
Bay Area Toll Auth. CA Toll Bridge Rev.	6.263%	4/1/49	325	312
Board of Trustees of The Leland Stanford Junior
University	3.625%	5/1/14	400	412
Board of Trustees of The Leland Stanford Junior
University	4.250%	5/1/16	100	102
California GO	5.250%	4/1/14	150	152
California GO	6.200%	10/1/19	600	584
California GO	7.500%	4/1/34	1,200	1,174
California GO	5.650%	4/1/39	200	207
California GO	7.300%	10/1/39	150	142
California GO	7.350%	11/1/39	1,125	1,096
Central Puget Sound WA Regional Transit Auth. Sales
& Use Tax Rev.	5.491%	11/1/39	100	97
Chicago IL Board of Educ. GO	6.138%	12/1/39	100	101
Chicago IL Metro. Water Reclamation Dist. GO	5.720%	12/1/38	150	150
Chicago IL Transit Auth. Rev.	6.899%	12/1/40	325	339
Clark County NV Airport Improvement Rev.	6.881%	7/1/42	75	74
Commonwealth Financing Auth. Pennsylvania Rev.	6.218%	6/1/39	325	324
Connecticut GO	5.850%	3/15/32	300	304
Dallas County Hosp. Dist. GO	5.621%	8/15/44	100	98
Dallas TX Area Rapid Transit Rev.	5.999%	12/1/44	200	205
Dartmouth College	4.750%	6/1/19	25	25
Denver CO City & County School Dist.	5.664%	12/1/33	75	73
District of Columbia Income Tax Rev.	5.591%	12/1/34	50	49
Georgia GO	4.503%	11/1/25	325	312
Howard Hughes Medical Institute	3.450%	9/1/14	200	203
Illinois GO	4.950%	6/1/23	1,450	1,357
Illinois GO	5.100%	6/1/33	1,600	1,337
Illinois State Tollway Highway Auth. Toll Highway Rev.	5.851%	12/1/34	75	73
Johns Hopkins University	5.250%	7/1/19	375	387
Kansas Dev. Finance Auth. Rev. (Public Employee
Retirement System)	5.501%	5/1/34	650	619
Las Vegas Valley Water Dist. Nevada GO	7.013%	6/1/39	75	79
Los Angeles CA Dept. of Water & Power Rev.	6.008%	7/1/39	325	318
Los Angeles CA USD GO	5.750%	7/1/34	250	230
Maryland Transp. Auth. Rev.	5.888%	7/1/43	100	101
Massachusetts GO	5.456%	12/1/39	250	241
Massachusetts School Building Auth. Dedicated Sales
Tax Rev.	5.715%	8/15/39	125	124
Metro. New York Transp. Auth. Rev.	5.871%	11/15/39	100	95
Metro. Washington DC Airports Auth. Rev.	7.462%	10/1/46	75	76
Missouri Highways & Transp. Comm. State Road Rev.	5.445%	5/1/33	100	96
New Jersey Econ. Dev. Auth.	7.425%	2/15/29	425	458
New Jersey Turnpike Auth. Rev.	4.252%	1/1/16	15	16
New Jersey Turnpike Auth. Rev.	4.252%	1/1/16	335	338
New Jersey Turnpike Auth. Rev.	7.414%	1/1/40	375	423
New York City NY GO	5.985%	12/1/36	75	74
New York City NY Muni. Water Finance Auth. Water &
Sewer System Rev.	5.750%	6/15/41	100	97

Vanguard® Balanced Index Fund
Schedule of Investments
December 31, 2009

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
New York City NY Transitional Finance Auth. Rev.	5.767%	8/1/36	100	97
New York Metro. Transp. Auth. Rev.	7.336%	11/15/39	125	140
New York State Urban Dev. Corp. Rev.	5.770%	3/15/39	300	297
North Texas Tollway Auth. Rev.	6.718%	1/1/49	200	210
Oregon (Taxable Pension) GO	5.762%	6/1/23	250	254
Oregon (Taxable Pension) GO	5.892%	6/1/27	375	377
Oregon GO	4.759%	6/30/28	300	247
Oregon GO	5.528%	6/30/28	125	120
Port Auth. of New York & New Jersey Rev.	6.040%	12/1/29	125	124
Princeton University	5.700%	3/1/39	300	309
San Antonio TX Electric & Gas Rev.	5.985%	2/1/39	225	229
Tobacco Settlement Finance Auth. Rev.	7.467%	6/1/47	375	296
Univ. of California Regents	6.583%	5/15/49	125	125
Univ. of Texas Permanent Univ. Fund Rev.	5.262%	7/1/39	100	96
Univ. of Texas Permanent Univ. Fund Rev.	6.276%	8/15/41	75	76
Utah GO	4.554%	7/1/24	125	122
Washington GO	5.481%	8/1/39	50	48
Wisconsin GO	4.800%	5/1/13	275	296
Wisconsin GO	5.700%	5/1/26	325	315

Total Taxable Municipal Bonds (Cost $17,306)				16,899

Temporary Cash Investments (2.0%)[1]
U.S. Government and Agency Obligations (0.0%)
4,9 Federal Home Loan Bank Discount Notes	0.220%	3/26/10	3,000	2,999

			Shares
Money Market Fund (2.0%)
10,11 Vanguard Market Liquidity Fund	0.187%		175,150,794	175,151

Total Temporary Cash Investments (Cost $178,149)				178,150

Total Investments (101.6%) (Cost $7,813,378)				9,160,196
Other Assets and Liabilities—Net (-1.6%)[11]				(141,365)

Net Assets (100%)				9,018,831

* Non-income-producing security.
^ Part of security position is on loan to broker-dealers. The total value of securities on loan is $6,735,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 61.0% and 1.7%, respectively, of net assets.
2 Non-income producing security - new issue that has not paid a dividend as of December 31, 2009.
3 Guaranteed by the Federal Deposit Insurance Corporation (FDIC) as part of the Temporary Liquidity Guarantee Program.
4 The issuer operates under a congressional charter; its securities are not backed by the full faith and credit of the U.S. government.
5 The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
6 Adjustable-rate security.
7 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2009, the aggregate value of these securities was $19,704,000, representing 0.2% of net assets.
8 Non-income-producing security--security in default.
9 Securities with a value of $2,999,000 have been segregated as initial margin for open futures contracts.
10 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
11 Includes $7,721,000 of collateral received for securities on loan.
GO—General Obligation Bond.
REIT—Real Estate Investment Trust.
USD—United School District.

Report of Independent Registered Public Accounting Firm

To the Trustees of Vanguard Valley Forge Funds and the Shareholders of Vanguard Balanced Index Fund:

We have audited, in accordance with the standards of the Public Company Accounting Oversight Board (United States), the financial statements (not presented herein) of Vanguard Balanced Index Fund (constituting a separate portfolio of Vanguard Valley Forge Funds, hereafter referred to as the "Fund") as of December 31, 2009 and for the year then ended and have issued our unqualified report thereon dated February 16, 2010. Our audit included an audit of the Fund’s schedule of investments as of December 31, 2009. This schedule of investments is the responsibility of the Fund’s management. Our responsibility is to express an opinion on this schedule of investments based on our audit.

In our opinion, the accompanying schedule of investments referred to above, when read in conjunction with the financial statements of the Fund referred to above, presents fairly, in all material respects, the information set forth therein.

PricewaterhouseCoopers LLP
Philadelphia, PA
February 16, 2010

© 2010 Vanguard Group. Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

SNA0220 022010

Vanguard Managed Payout Funds
Annual Report

December 31, 2009

Vanguard Managed Payout Growth Focus Fund
Vanguard Managed Payout Growth and Distribution Fund
Vanguard Managed Payout Distribution Focus Fund

> The Managed Payout Funds returned between 22.56% and 25.90% as global stock markets rebounded from a punishing 2008.

> Almost all of the funds’ holdings produced positive 12-month returns. Vanguard

Market Neutral Fund was the exception.

> In 2010, the funds’ monthly payout rates will be about 10% below their 2009 levels, a legacy of their troubled start in 2008.

Contents

Your Fund’s Total Returns	1
Chairman’s Letter	2
Results of Proxy Voting	7
Managed Payout Growth Focus Fund	9
Managed Payout Growth and Distribution Fund	20
Managed Payout Distribution Focus Fund	31
Your Fund’s After-Tax Returns	44
About Your Fund’s Expenses	45
Glossary	47

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice.
Also, please keep in mind that the information and opinions cover the period through the date on the front of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.
Cover photograph: Veronica Coia.

Your Fund’s Total Returns

Fiscal Year Ended December 31, 2009
	Ticker	Total
	Symbol	Returns
Vanguard Managed Payout Growth Focus Fund	VPGFX	25.90%
Managed Payout Growth Focus Composite Index[1]		28.74

Vanguard Managed Payout Growth and Distribution Fund	VPGDX	23.51%
Managed Payout Growth and Distribution Composite Index[1]		23.99

Vanguard Managed Payout Distribution Focus Fund	VPDFX	22.56%
Managed Payout Distribution Focus Composite Index[1]		22.01

Your Fund’s Performance at a Glance
December 31, 2008–December 31, 2009
	Starting	Ending	Distributions Per Share[2]
	Share	Share	Income	Capital	Return of
	Price	Price	Dividends	Gains	Capital
Managed Payout Growth Focus Fund	$13.15	$15.97	$0.494	$0.000	$0.000
Managed Payout Growth and
Distribution Fund	13.68	15.92	0.660	0.000	0.179
Managed Payout Distribution Focus Fund	13.84	15.60	0.709	0.000	0.471

1 The Managed Payout Composite Indexes are weighted as follows: for the Managed Payout Growth Focus Composite Index, 65% FTSE All-
World Index, 5% Barclays Capital U.S. Aggregate Bond Index, 10% Citigroup 3-Month Treasury Bill Index, 10% Dow Jones-UBS Commodity
Index, and 10% US REIT Spliced Index; for the Managed Payout Growth and Distribution Composite Index, 50% FTSE All-World Index, 15%
Barclays Capital U.S. Aggregate Bond Index, 15% Citigroup 3-Month Treasury Bill Index, 10% Dow Jones-UBS Commodity Index, and 10%
US REIT Spliced Index; for the Managed Payout Distribution Focus Composite Index, 40% FTSE All-World Index, 20% Barclays Capital U.S.
Aggregate Bond Index, 10% Barclays Capital U.S. Treasury Inflation Protected Securities Index, 10% Citigroup 3-Month Treasury Bill Index,
10% Dow Jones-UBS Commodity Index, and 10% US REIT Spliced Index. The US REIT Spliced Index consists of the MSCI US REIT Index adjusted to include a 2% cash position (Lipper Money Market Average) through April 30, 2009; MSCI US REIT Index thereafter.
2 The funds pay monthly and other distributions that may include some combination of dividend income, return of capital, and capital gains.

1

Chairman’s Letter

Dear Shareholder,

After an inauspicious debut, Vanguard Managed Payout Funds delivered strong returns in their first full calendar year of operation. The Distribution Focus Fund returned 22.56%, the Growth and Distribution Fund returned 23.51%, and the Growth Focus Fund returned 25.90%.

The two more conservative portfolios performed in line with the returns of their composite benchmarks—unmanaged asset allocations that, in Vanguard’s judgment, are consistent with the funds’ long-term objectives. The Growth Focus Fund fell a few steps behind its benchmark.

Despite their strong 2009 performance, the Managed Payout Funds are still recovering from damage sustained in the global financial crisis, which put extreme pressure on portfolios designed to generate both long-term growth and sizable current distributions. At the end of 2009, the funds reduced their monthly payouts for 2010 in accordance with a formula designed to smooth out the ups and downs of payout values over time. The formula bases payouts on trailing performance, which has been negative since the funds’ 2008 inception.

Impressive stock returns masked lingering uncertainties

For the 12 months ended December 31, 2009, the broad U.S. stock market returned more than 29%, its highest calendar-year return since 2003. The year began with the market searching for a bottom. It found one in early March. From there, stocks

2

mounted one of their strongest rallies ever—in magnitude and duration—resulting in a check mark-shaped stock chart for 2009.

The market’s powerful rebound came against a backdrop of economic uncertainty. The economy, which struggled to regain its footing as the financial crisis abated, began to show signs of growth in the second half of the year, even as unemployment climbed to levels not seen since 1983.

Stock markets outside the United States fared even better during 2009, especially many emerging markets, which weathered the financial crisis in relatively better fiscal and economic shape than their developed-market counterparts.

Bond markets calmed down, money market funds endured

Compared with the last months of 2008, when credit markets seized up and investors fled to the safety of U.S. Treasuries, 2009 represented a return to normalcy for bonds. Investors’ appetite for risk returned, and the demand for corporate bonds increased, raising their prices and bringing down their yields. For the 12 months ended December 31, the broad taxable bond market returned about 6%, while municipal bonds returned about 13%.

Meanwhile, money market funds and other short-term savings vehicles did poorly in 2009. Interest rates at the shortest end of the maturity spectrum remained at historic lows, a casualty

Market Barometer
	Average Annual Total Returns
	Periods Ended December 31, 2009
	One Year	Three Years	Five Years
Stocks
Russell 1000 Index (Large-caps)	28.43%	–5.36%	0.79%
Russell 2000 Index (Small-caps)	27.17	–6.07	0.51
Dow Jones U.S. Total Stock Market Index	29.35	–5.01	1.09
MSCI All Country World Index ex USA (International)	42.14	–3.04	6.30

Bonds
Barclays Capital U.S. Aggregate Bond Index
(Broad taxable market)	5.93%	6.04%	4.97%
Barclays Capital Municipal Bond Index	12.91	4.41	4.32
Citigroup 3-Month Treasury Bill Index	0.16	2.22	2.88

CPI
Consumer Price Index	2.72%	2.28%	2.56%

3

of the Federal Reserve Board’s efforts to revive the economy. The Fed kept its target for the federal funds rate between 0% and 0.25% for the entire year.

Sources of distress a year ago became engines of growth

All three Managed Payout Funds have significant exposure to the stock market. At year-end, the Growth Focus Fund, which (as its name suggests) places the greatest emphasis on long-term growth, allocated about 70% of its assets to U.S. and international stocks. The Distribution Focus Fund, which generates the highest current payouts, held about 50% of its assets in stocks. The Growth and Distribution Fund fell between the two, with 60% of its assets in stocks. (In all three cases, the weightings are above the levels of the funds’ benchmarks. The same was true in 2008.) As the financial crisis sent shockwaves through global stock markets, this positioning produced dismal returns in 2008. In 2009, as stock markets rebounded, the funds’ stock-heavy strategies generated excellent results.

In the bond market, the funds benefited from the investment committee’s decision to favor corporate securities over government bonds. In an echo of stocks’ fall and rise, corporate bond prices tumbled in 2008 as investors shunned any bond with a hint of risk. Since March 2009, however, corporates have surged. Over the full 12 months, Vanguard Intermediate-Term Investment Grade Fund, which accounted for 10% to 15% of the funds’ assets at year-end, returned 17.73%.

	Percentage of Managed Payout Funds’ Investments[1]
		Growth and
	Growth	Distribution	Distribution
	Focus Fund	Fund	Focus Fund
Vanguard Stock Funds (Investor Shares)
Total Stock Market Index	36.9%	30.9%	25.0%
European Stock Index	14.5	12.3	10.2
Pacific Stock Index	7.1	6.2	5.1
Emerging Markets Stock Index	6.6	5.7	4.8
REIT Index	4.9	5.0	5.1

Vanguard Bond Funds (Investor Shares)
Intermediate-Term Investment-Grade	10.1%	10.1%	15.2%
Total Bond Market II Index	5.1	10.1	15.2
Inflation-Protected Securities	0.0	4.9	5.0

Vanguard Market Neutral Fund (Investor Shares)	5.0%	5.0%	5.0%

Commodities[2]	9.8%	9.8%	9.4%

1 As of December 31, 2009.
2 The funds invest a portion of their assets in commodities through the use of swap contracts.

4

The committee’s decision to hold below-benchmark exposure to real estate investment trusts (REITS), a component of the funds’ benchmarks, was a missed opportunity. These securities returned about 30%, even as observers raised questions about the health of the commercial real estate market.

The committee’s below-benchmark allocation to Vanguard Market Neutral Fund was a success of sorts. As short-term interest rates hovered near 0%, the committee concluded that a fund designed to add modest stock-selection gains to the return of 3-month U.S. Treasury bills represented a relatively unattractive risk-return tradeoff. That judgment was indeed correct, and the Market Neutral Fund performed even more poorly than expected. In late summer, the funds raised their commodities exposure to benchmark levels. The change had minimal impact on 12-month results.

A tough start, but a solid long-term plan

Since their inception in May 2008, the funds have experienced cumulative losses of about 10% to 15%, even after their powerful rebound in 2009. Investment losses are a special challenge for portfolios such as the Managed Payout Funds, which aim to make regular payments in good times and bad. If the goal is long-term preservation or growth of capital and income, then when the portfolio’s value shrinks, so must the payouts. Endowments,

	Monthly Payout Per Share
		Effective
		January
Managed Payout Fund	2009	2010
Growth Focus	$0.0412	$0.0373
Growth and Distribution	0.0699	0.0634
Distribution Focus	0.0983	0.0889
5

foundations, and investors taking regular distributions from their savings grapple with the same dilemma.

At the end of 2008, the funds’ monthly payouts declined by 16% to 18%. This year brought more modest reductions, as shown in the table. We remain confident in the funds’ investment strategy, which looks for potentially high-returning assets that have relatively low correlations with one another. If the strategy succeeds, the funds can meet their objective of providing sizable and potentially rising payouts over time. In volatile and unpredictable financial markets, occasional short-term setbacks are inevitable, but we believe that the funds’ allocations and their payout design leave them well positioned for the future.

New stories, old morals

It’s possible to derive any number of lessons from the financial markets’ dramas over the past two years, but I’ll highlight three that are sure to be important when the financial markets spring their next surprise. Vanguard has preached them since our founding: The need for diversification, the need for balance, and the need for a long-term perspective—principles that are embodied in the Vanguard Managed Payout Funds.

Balance among and diversification within stocks, bonds, and other asset classes can’t protect you from loss, but they’re your best defense against the worst outcomes. In 2008, when stocks collapsed, an allocation to bonds, even corporate bonds, helped cushion the fall. When your portfolio is balanced and diversified to reflect your risk tolerance and other circumstances, you’re able to approach investing with a long-term perspective. Such perspective can moderate your emotional response to the market’s wild swings, helping you stick with a sensible plan through good times and bad.

On another matter, I would like to inform you that on January 1, 2010, we completed a leadership transition that began in March 2008. I succeeded Jack Brennan as chairman of Vanguard and each of the funds. Jack has agreed to serve as chairman emeritus and senior advisor.

Under Jack’s leadership, Vanguard has grown to become a preeminent firm in the mutual fund industry. Jack’s energy, his relentless pursuit of perfection, and his unwavering focus on always doing the right thing for our clients are evident in every facet of Vanguard policy today.

Thank you for entrusting your assets to Vanguard.

Sincerely,

F. William McNabb III
Chairman and Chief Executive Officer
January 20, 2010

6

Results of Proxy Voting

At a special meeting of shareholders on July 2, 2009, fund shareholders approved the following two proposals:

Proposal 1—Elect trustees for each fund.*

The individuals listed in the table below were elected as trustees for each fund. All trustees with the exception of Messrs. McNabb and Volanakis (both of whom already served as directors of The Vanguard Group, Inc.) served as trustees to the funds prior to the shareholder meeting.

Managed Payout Funds
			Percentage
Trustee	For	Withheld	For
John J. Brennan	308,180,660	5,027,321	98.4%
Charles D. Ellis	306,195,307	7,012,674	97.8%
Emerson U. Fullwood	307,392,203	5,815,778	98.1%
Rajiv L. Gupta	307,581,442	5,626,538	98.2%
Amy Gutmann	307,914,109	5,293,871	98.3%
JoAnn Heffernan Heisen	307,790,662	5,417,318	98.3%
F. William McNabb III	307,810,950	5,397,030	98.3%
André F. Perold	307,354,765	5,853,216	98.1%
Alfred M. Rankin, Jr.	307,882,509	5,325,471	98.3%
Peter F. Volanakis	307,713,861	5,494,119	98.2%
* Results are for all funds within the same trust.

Proposal 2—Update and standardize the funds’ fundamental policies regarding:
(a) Purchasing and selling real estate.
(b) Issuing senior securities.
(c) Borrowing money.
(d) Making loans.
(e) Purchasing and selling commodities.
(f) Concentrating investments in a particular industry or group of industries.
(g) Eliminating outdated fundamental investment policies not required by law.

7

The revised fundamental policies are clearly stated and simple, yet comprehensive, making oversight and compliance more efficient than under the former policies. The revised fundamental policies will allow the funds to respond more quickly to regulatory and market changes, while avoiding the costs and delays associated with successive shareholder meetings.

				Broker	Percentage
Vanguard Fund	For	Abstain	Against	Non-Votes	For
Managed Payout Growth Focus Fund
2a	2,076,008	66,442	50,527	5,130	94.4%
2b	2,104,394	66,442	22,141	5,130	95.7%
2c	2,050,271	69,368	73,337	5,130	93.3%
2d	2,070,318	69,368	53,291	5,130	94.2%
2e	2,104,394	82,441	6,142	5,130	95.7%
2f	2,075,542	66,442	50,993	5,130	94.4%
2g	2,114,406	61,249	17,322	5,130	96.2%
Managed Payout Growth and Distribution Fund
2a	6,400,602	34,776	240,572	208,711	93.0%
2b	6,417,324	47,515	211,110	208,711	93.2%
2c	6,308,639	73,952	293,358	208,711	91.6%
2d	6,357,377	54,463	264,109	208,711	92.3%
2e	6,375,368	33,136	267,446	208,711	92.6%
2f	6,295,382	64,137	316,431	208,711	91.4%
2g	6,467,567	18,046	190,337	208,711	93.9%
Managed Payout Distribution Focus Fund
2a	5,399,076	127,854	82,799	30,828	95.7%
2b	5,334,400	115,361	159,969	30,828	94.6%
2c	5,392,765	107,013	109,951	30,828	95.6%
2d	5,318,777	136,947	154,005	30,828	94.3%
2e	5,215,391	158,179	236,159	30,828	92.5%
2f	5,306,807	153,311	149,611	30,828	94.1%
2g	5,369,338	190,224	50,168	30,828	95.2%

8

Managed Payout Growth Focus Fund

Fund Profile
As of December 31, 2009

Portfolio Characteristics

Yield[1]	2.8%
Acquired Fund Fees and Expenses[2]	0.48%

Allocation to Underlying Investments

Vanguard Stock Funds (Investor Shares)
Total Stock Market Index	36.9%
European Stock Index	14.5
Pacific Stock Index	7.1
Emerging Markets Stock Index	6.6
REIT Index	4.9
Vanguard Bond Funds (Investor Shares)
Intermediate-Term Investment-Grade	10.1%
Total Bond Market II Index	5.1
Vanguard Market Neutral Fund
(Investor Shares)	5.0%
Commodities[3]	9.8%

Fund Asset Allocation

1 30-day SEC yield for the fund. See the Glossary.
2 This figure—drawn from the prospectus dated April 29, 2009—represents an estimate of the weighted average of the expense ratios and any transaction fees charged by the underlying mutual funds (the “acquired” funds) in which the Managed Payout Growth Focus
Fund invests. The Managed Payout Growth Focus Fund does not charge any expenses or fees of its own. For the fiscal year ended
December 31, 2009, the annualized acquired fund fees and expenses figure was 0.53% (approximately one-third of this amount is attributable to the short-sale dividend and borrowing expenses reported by Vanguard Market Neutral Fund).
3 The fund invests a portion of its assets in commodities through the use of swap contracts.

9

Managed Payout Growth Focus Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at www.vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: May 2, 2008–December 31, 2009
Initial Investment of $25,000

	Average Annual Total Returns		Final Value
	Periods Ended December 31, 2009		of a $25,000
	One Year	Since Inception[1]	Investment
Managed Payout Growth Focus Fund	25.90%	–9.41%	$21,208
Dow Jones U.S. Total Stock Market Index	29.35	–10.09	20,946
Managed Payout Growth Focus
Composite Index[2]	28.74	–10.24	20,888

1 May 2, 2008.
2 The Managed Payout Growth Focus Composite Index is weighted 65% FTSE All-World Index, 5% Barclays Capital U.S. Aggregate Bond
Index, 10% Citigroup 3-Month Treasury Bill Index, 10% Dow Jones-UBS Commodity Index, and 10% US REIT Spliced Index (MSCI US
REIT Index adjusted to include a 2% cash position through April 30, 2009; MSCI US REIT Index thereafter).
Vanguard fund total returns do not include any transaction or account fees that applied in the periods shown. Fund prospectuses provide information about current fees.
See Financial Highlights for dividend and capital gains information.

10

Managed Payout Growth Focus Fund

Fiscal-Year Total Returns (%): May 2, 2008–December 31, 2009

1 The Managed Payout Growth Focus Composite Index is weighted 65% FTSE All-World Index, 5% Barclays Capital U.S. Aggregate
Bond Index, 10% Citigroup 3-Month Treasury Bill Index, 10% Dow Jones-UBS Commodity Index, and 10% US REIT Spliced Index
(MSCI US REIT Index adjusted to include a 2% cash position through April 30, 2009; MSCI US REIT Index thereafter).
Vanguard fund total returns do not include any transaction or account fees that applied in the periods shown. Fund prospectuses provide information about current fees.

11

Managed Payout Growth Focus Fund

Financial Statements

Statement of Net Assets
As of December 31, 2009

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at www.sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

			Market
			Value•
		Shares	($000)
Investment Companies (89.9%)
U.S. Stock Funds (41.7%)
	Vanguard Total Stock Market Index Fund Investor Shares	632,416	17,360
	Vanguard REIT Index Fund Investor Shares	156,282	2,319
			19,679
International Stock Funds (28.1%)
	Vanguard European Stock Index Fund Investor Shares	262,222	6,802
	Vanguard Pacific Stock Index Fund Investor Shares	347,059	3,360
	Vanguard Emerging Markets Stock Index Fund Investor Shares	120,659	3,126
			13,288
Bond Funds (15.2%)
	Vanguard Intermediate-Term Investment-Grade Fund Investor Shares	496,468	4,776
1	Vanguard Total Bond Market II Index Fund Investor Shares	232,345	2,384
			7,160
Market Neutral Fund (4.9%)
	Vanguard Market Neutral Fund Investor Shares	241,066	2,341
Total Investment Companies (Cost $50,661)			42,468
Temporary Cash Investments (9.6%)[2]
Money Market Fund (6.4%)
1	Vanguard Market Liquidity Fund, 0.187%	3,053,438	3,053

		Face
		Amount
		($000)
U.S. Government and Agency Obligations (3.2%)
3	Federal Home Loan Bank Discount Notes, 0.275%, 2/19/10	1,000	1,000
3	Federal Home Loan Bank Discount Notes, 0.250%, 2/24/10	500	500
			1,500
Total Temporary Cash Investments (Cost $4,553)			4,553
Total Investments (99.5%) (Cost $55,214)			47,021

12

Managed Payout Growth Focus Fund

Market
Value•
($000)
Other Assets and Liabilities (0.5%)
Other Assets	240
Liabilities	(26)
214
Net Assets (100%)
Applicable to 2,958,553 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	47,235
Net Asset Value Per Share	$15.97

At December 31, 2009, net assets consisted of:
Amount
($000)
Paid-in Capital	58,019
Undistributed Net Investment Income	331
Accumulated Net Realized Losses	(2,922)
Unrealized Appreciation (Depreciation)
Investment Securities	(8,193)
Swap Contracts	—
Net Assets	47,235

• See Note A in Notes to Financial Statements.
1 Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown for Vanguard Market
Liquidity Fund is the 7-day yield.
2 The fund invests a portion of its assets in commodities through the use of swap contracts. After giving effect to swap investments, the fund’s effective commodity and temporary cash investment positions represent 9.7% and –0.1%, respectively, of net assets.
3 The issuer operates under a congressional charter; its securities are not backed by the full faith and credit of the U.S. government.
See accompanying Notes, which are an integral part of the Financial Statements.

13

Managed Payout Growth Focus Fund

Statement of Operations

Year Ended
December 31, 2009
($000)
Investment Income
Income
Income Distributions Received	1,058
Interest	8
Net Investment Income—Note B	1,066
Realized Net Gain (Loss)
Capital Gain Distributions Received	17
Investment Securities Sold	(507)
Swap Contracts	691
Realized Net Gain (Loss)	201
Change in Unrealized Appreciation (Depreciation) of Investment Securities	8,263
Net Increase (Decrease) in Net Assets Resulting from Operations	9,530

See accompanying Notes, which are an integral part of the Financial Statements.

14

Managed Payout Growth Focus Fund

Statement of Changes in Net Assets

		April 21,
	Year Ended	2008[1] to
	December 31,	December 31,
	2009	2008
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	1,066	1,018
Realized Net Gain (Loss)	201	(3,540)
Change in Unrealized Appreciation (Depreciation)	8,263	(16,456)
Net Increase (Decrease) in Net Assets Resulting from Operations	9,530	(18,978)
Distributions
Net Investment Income	(1,426)	—
Realized Capital Gain	—	—
Return of Capital	—	(1,104)
Total Distributions	(1,426)	(1,104)
Capital Share Transactions
Issued	16,374	81,122
Issued in Lieu of Cash Distributions	879	706
Redeemed	(13,998)	(25,870)
Net Increase (Decrease) from Capital Share Transactions	3,255	55,958
Total Increase (Decrease)	11,359	35,876
Net Assets
Beginning of Period	35,876	—
End of Period[2]	47,235	35,876

1 Commencement of subscription period for the fund.
2 Net Assets—End of Period includes undistributed net investment income of $331,000 and $0.

See accompanying Notes, which are an integral part of the Financial Statements.

15

Managed Payout Growth Focus Fund

Financial Highlights

	Year	April 21,
	Ended	2008[1] to
For a Share Outstanding	Dec. 31,	Dec. 31,
Throughout Each Period	2009	2008
Net Asset Value, Beginning of Period	$13.15	$20.00
Investment Operations
Net Investment Income	.372	.394[2]
Capital Gain Distributions Received	.006	.072[2]
Net Realized and Unrealized Gain (Loss) on Investments	2.936	(6.916)
Total from Investment Operations	3.314	(6.450)
Distributions
Dividends from Net Investment Income	(.494)	—
Distributions from Realized Capital Gains	—	—
Return of Capital	—	(.400)
Total Distributions	(.494)	(.400)
Net Asset Value, End of Period	$15.97	$13.15

Total Return	25.90%	–32.62%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$47	$36
Ratio of Total Expenses to Average Net Assets	0%[3]	0%
Ratio of Net Investment Income to Average Net Assets	2.66%	3.52%[4]
Portfolio Turnover Rate	60%[5]	68%

1 Subscription period for the fund was April 21, 2008, to May 2, 2008, during which time all assets were held in money market instruments.
Performance measurement began May 2, 2008, at a net asset value of $20.01.
2 Calculated based on average shares outstanding.
3 The acquired fund fees and expenses were 0.53%.
4 Annualized.
5 Excludes the value of mutual fund shares delivered and received in connection with a change in the fund’s bond investments from
Vanguard Total Bond Market Index Fund to Vanguard Total Bond Market II Index Fund because those transactions were effected in kind and did not cause the fund to incur transaction costs.

See accompanying Notes, which are an integral part of the Financial Statements.

16

Managed Payout Growth Focus Fund

Notes to Financial Statements

Vanguard Managed Payout Growth Focus Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund combines a managed distribution policy with an endowment-like investment strategy. The fund may invest across a wide spectrum of asset classes and investments that are expected to add diversification and result in a more consistent return pattern than a traditional balanced portfolio of stocks, bonds, and cash.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

2. Swap Contracts: The fund has entered into swap transactions to earn the total return on a specified commodity index. Under the terms of the swaps, the fund receives the total return (either receiving the increase or paying the decrease) on a reference index, applied to a notional principal amount. In return, the fund agrees to pay the counterparty a floating rate, which is reset periodically based on short-term interest rates, applied to the same notional amount. At the same time, the fund invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.

The notional amounts of swap contracts are not recorded in the Statement of Net Assets. Swaps are valued daily and the change in value is recorded as unrealized appreciation (depreciation) until periodic payments are made, or the swap terminates, at which time realized gain (loss) is recorded. The primary risk associated with the swaps is that a counterparty will default on its obligation to pay net amounts due to the fund. The fund’s maximum risk of loss from counterparty credit risk is the amount of unrealized appreciation on the swap contract. This risk is mitigated by entering into swaps only with highly rated counterparties, by a master netting arrangement between the fund and the counterparty, and by the posting of collateral by the counterparty. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has posted. Any securities posted as collateral for open contracts are noted in the Statement of Net Assets.

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (December 31, 2008–2009), and has concluded that no provision for federal income tax is required in the fund’s financial statements.

4. Distributions: Distributions are determined based on a specified percentage payout rate of 3% of the fund’s average net asset value. The monthly distribution rate is reset annually based on changes in the fund’s average net asset value. For 2009, the monthly distribution rate was $.0412 per share. Effective January 1, 2010, the monthly distribution rate is $.0373 per share. Distributions to shareholders are recorded on the ex-dividend date. Monthly distributions declared by the fund are reallocated at fiscal year-end to ordinary income, capital gain, and return of capital to reflect their tax character.

17

Managed Payout Growth Focus Fund

5. Other: Income and capital gain distributions received are recorded on the ex-dividend date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

B. Under a service agreement, The Vanguard Group furnishes investment advisory, corporate management, administrative, marketing, and distribution services to the fund. The service agreement provides that the fund’s expenses may be reduced or eliminated to the extent of savings realized by the Vanguard funds by the operation of the fund. Accordingly, all incremental expenses for services provided by Vanguard and all other expenses incurred by the fund during the year ended December 31, 2009, were borne by the funds in which the fund invests. The fund’s trustees and officers are also directors and officers of Vanguard and the funds in which the fund invests.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The following table summarizes the fund’s investments as of December 31, 2009, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Investment Companies	42,468	—	—
Temporary Cash Investments	3,053	1,500	—
Total	45,521	1,500	—

D. At December 31, 2009, the fund had the following open total return swap contract:

				Floating	Unrealized
			Notional	Interest Rate	Appreciation
	Termination		Amount	Received	(Depreciation)
Reference Entity	Date	Counterparty	($000)	(Paid)[1]	($000)
MLCX-Enhanced Benchmark
A 01 Total Return Index	1/29/10	ML	4,595	(0.510%)	—

MLCX—Merrill Lynch Commodity index eXtra.
ML—Merrill Lynch Capital Services.
1 Based on three-month U.S. Treasury bill rate plus a fixed fee of 0.40%.

E. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are

18

Managed Payout Growth Focus Fund

recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

Realized and unrealized gains (losses) on certain of the fund’s swap contracts are treated as ordinary income (loss) for tax purposes; the effect on the fund’s income dividends to shareholders is offset by a change in principal return. Realized gains of $691,000 on swap contracts have been reclassified from accumulated net realized losses to undistributed net investment income.

For tax purposes, at December 31, 2009, the fund had $342,000 of ordinary income available for distribution. This amount (approximately $.11 per share) was distributed to shareholders of record on January 4, 2010. The fund had available capital loss carryforwards totaling $2,537,000 to offset future net capital gains of $1,188,000 through December 31, 2016, and $1,349,000 through December 31, 2017. In addition, the fund realized losses of $313,000 during the period from November 1, 2009, through December 31, 2009, which are deferred and will be treated as realized for tax purposes in fiscal 2010.

At December 31, 2009, the cost of investment securities for tax purposes was $55,297,000. Net unrealized depreciation of investment securities for tax purposes was $8,276,000, consisting of unrealized gains of $853,000 on securities that had risen in value since their purchase and $9,129,000 in unrealized losses on securities that had fallen in value since their purchase.

F. During the year ended December 31, 2009, the fund purchased $24,534,000 of investment securities and sold $23,973,000 of investment securities, other than temporary cash investments.

G. Capital shares issued and redeemed were:

	Year Ended	April 21, 2008[1] to
	December 31, 2009	December 31, 2008
	Shares	Shares
	(000)	(000)
Issued	1,192	4,258
Issued in Lieu of Cash Distributions	64	44
Redeemed	(1,025)	(1,574)
Net Increase (Decrease) in Shares Outstanding	231	2,728
1 Commencement of subscription period for the fund.

H. In preparing the financial statements as of December 31, 2009, management considered the impact of subsequent events occurring through February 16, 2010, for potential recognition or disclosure in these financial statements.

19

Managed Payout Growth and Distribution Fund

Fund Profile
As of December 31, 2009

Portfolio Characteristics

Yield[1]	2.7%
Acquired Fund Fees and Expenses[2]	0.46%

Allocation to Underlying Investments

Vanguard Stock Funds (Investor Shares)
Total Stock Market Index	30.9%
European Stock Index	12.3
Pacific Stock Index	6.2
Emerging Markets Stock Index	5.7
REIT Index	5.0
Vanguard Bond Funds (Investor Shares)
Total Bond Market II Index	10.1%
Intermediate-Term Investment-Grade	10.1
Inflation-Protected Securities	4.9
Vanguard Market Neutral Fund
(Investor Shares)	5.0%
Commodities[3]	9.8%

Fund Asset Allocation

1 30-day SEC yield for the fund. See the Glossary.
2 This figure—drawn from the prospectus dated April 29, 2009—represents an estimate of the weighted average of the expense ratios and any transaction fees charged by the underlying mutual funds (the “acquired” funds) in which the Managed Payout Growth and Distribution
Fund invests. The Managed Payout Growth and Distribution Fund does not charge any expenses or fees of its own. For the fiscal year ended December 31, 2009, the annualized acquired fund fees and expenses figure was 0.48% (approximately one-third of this amount is attributable to the short-sale dividend and borrowing expenses reported by Vanguard Market Neutral Fund).
3 The fund invests a portion of its assets in commodities through the use of swap contracts.

20

Managed Payout Growth and Distribution Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at www.vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: May 2, 2008–December 31, 2009
Initial Investment of $25,000

	Average Annual Total Returns		Final Value
	Periods Ended December 31, 2009		of a $25,000
	One Year	Since Inception[1]	Investment
Managed Payout
Growth and Distribution Fund	23.51%	–7.42%	$21,988
Dow Jones U.S. Total Stock Market Index	29.35	–10.09	20,946
Managed Payout Growth and Distribution
Composite Index[2]	23.99	–7.64	21,902

1 May 2, 2008.
2 The Managed Payout Growth and Distribution Composite Index is weighted 50% FTSE All-World Index, 15% Barclays Capital U.S.
Aggregate Bond Index, 15% Citigroup 3-Month Treasury Bill Index, 10% Dow Jones-UBS Commodity Index, and 10% US REIT Spliced
Index (MSCI US REIT Index adjusted to include a 2% cash position through April 30, 2009; MSCI US REIT Index thereafter).
Vanguard fund total returns do not include any transaction or account fees that applied in the periods shown. Fund prospectuses provide information about current fees.
See Financial Highlights for dividend and capital gains information.

21

Managed Payout Growth and Distribution Fund

Fiscal-Year Total Returns (%): May 2, 2008–December 31, 2009

1 The Managed Payout Growth and Distribution Composite Index is weighted 50% FTSE All-World Index, 15% Barclays Capital
U.S. Aggregate Bond Index, 15% Citigroup 3-Month Treasury Bill Index, 10% Dow Jones-UBS Commodity Index, and 10% US REIT
Spliced Index (MSCI US REIT Index adjusted to include a 2% cash position through April 30, 2009; MSCI US REIT Index thereafter).
Vanguard fund total returns do not include any transaction or account fees that applied in the periods shown. Fund prospectuses provide information about current fees.

22

Managed Payout Growth and Distribution Fund

Financial Statements

Statement of Net Assets
As of December 31, 2009

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at www.sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

			Market
			Value•
		Shares	($000)
Investment Companies (89.8%)
U.S. Stock Funds (35.7%)
	Vanguard Total Stock Market Index Fund Investor Shares	1,993,411	54,719
	Vanguard REIT Index Fund Investor Shares	599,397	8,895
			63,614
International Stock Funds (24.1%)
	Vanguard European Stock Index Fund Investor Shares	839,656	21,781
	Vanguard Pacific Stock Index Fund Investor Shares	1,126,884	10,908
	Vanguard Emerging Markets Stock Index Fund Investor Shares	392,457	10,169
			42,858
Bond Funds (25.0%)
1	Vanguard Total Bond Market II Index Fund Investor Shares	1,740,735	17,860
	Vanguard Intermediate-Term Investment-Grade Fund Investor Shares	1,854,941	17,844
	Vanguard Inflation-Protected Securities Fund Investor Shares	696,959	8,747
			44,451
Market Neutral Fund (5.0%)
	Vanguard Market Neutral Fund Investor Shares	904,007	8,778
Total Investment Companies (Cost $178,084)			159,701
Temporary Cash Investments (9.4%)[2]
Money Market Fund (8.0%)
1	Vanguard Market Liquidity Fund, 0.187%	14,335,000	14,335

		Face
		Amount
		($000)
U.S. Government and Agency Obligations (1.4%)
3	Federal Home Loan Bank Discount Notes, 0.275%, 2/19/10	1,500	1,500
3	Federal Home Loan Bank Discount Notes, 0.250%, 2/24/10	1,000	1,000
			2,500
Total Temporary Cash Investments (Cost $16,835)			16,835
Total Investments (99.2%) (Cost $194,919)			176,536

23

Managed Payout Growth and Distribution Fund

Market
Value•
($000)
Other Assets and Liabilities (0.8%)
Other Assets	1,831
Liabilities	(362)
1,469
Net Assets (100%)
Applicable to 11,180,659 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	178,005
Net Asset Value Per Share	$15.92

At December 31, 2009, net assets consisted of:
Amount
($000)
Paid-in Capital	199,103
Undistributed Net Investment Income	—
Accumulated Net Realized Losses	(2,715)
Unrealized Appreciation (Depreciation)
Investment Securities	(18,383)
Swap Contracts	—
Net Assets	178,005

• See Note A in Notes to Financial Statements.
1 Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown for Vanguard Market
Liquidity Fund is the 7-day yield.
2 The fund invests a portion of its assets in commodities through the use of swap contracts. After giving effect to swap investments, the fund’s effective commodity and temporary cash investment positions represent 9.6% and –0.2%, respectively, of net assets.
3 The issuer operates under a congressional charter; its securities are not backed by the full faith and credit of the U.S. government.
See accompanying Notes, which are an integral part of the Financial Statements.

24

Managed Payout Growth and Distribution Fund

Statement of Operations

Year Ended
December 31, 2009
($000)
Investment Income
Income
Income Distributions Received	3,828
Interest	14
Net Investment Income—Note B	3,842
Realized Net Gain (Loss)
Capital Gain Distributions Received	59
Investment Securities Sold	153
Swap Contracts	2,430
Realized Net Gain (Loss)	2,642
Change in Unrealized Appreciation (Depreciation) of Investment Securities	23,757
Net Increase (Decrease) in Net Assets Resulting from Operations	30,241

See accompanying Notes, which are an integral part of the Financial Statements.

25

Managed Payout Growth and Distribution Fund

Statement of Changes in Net Assets

		April 21,
	Year Ended	2008[1] to
	December 31,	December 31,
	2009	2008
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	3,842	3,063
Realized Net Gain (Loss)	2,642	(6,062)
Change in Unrealized Appreciation (Depreciation)	23,757	(42,140)
Net Increase (Decrease) in Net Assets Resulting from Operations	30,241	(45,139)
Distributions
Net Investment Income	(6,309)	—
Realized Capital Gain	—	—
Return of Capital	(1,713)	(4,940)
Total Distributions	(8,022)	(4,940)
Capital Share Transactions
Issued	75,423	213,631
Issued in Lieu of Cash Distributions	3,332	1,871
Redeemed	(38,232)	(50,160)
Net Increase (Decrease) from Capital Share Transactions	40,523	165,342
Total Increase (Decrease)	62,742	115,263
Net Assets
Beginning of Period	115,263	—
End of Period[2]	178,005	115,263

1 Commencement of subscription period for the fund.
2 Net Assets—End of Period includes undistributed net investment income of $0 and $0.

See accompanying Notes, which are an integral part of the Financial Statements.

26

Managed Payout Growth and Distribution Fund

Financial Highlights

	Year	April 21,
	Ended	2008[1] to
For a Share Outstanding	Dec. 31,	Dec. 31,
Throughout Each Period	2009	2008
Net Asset Value, Beginning of Period	$13.68	$20.00
Investment Operations
Net Investment Income	.439	.436[2]
Capital Gain Distributions Received	.006	.082[2]
Net Realized and Unrealized Gain (Loss) on Investments	2.634	(6.172)
Total from Investment Operations	3.079	(5.654)
Distributions
Dividends from Net Investment Income	(.660)	—
Distributions from Realized Capital Gains	—	—
Return of Capital	(.179)	(.666)
Total Distributions	(.839)	(.666)
Net Asset Value, End of Period	$15.92	$13.68

Total Return	23.51%	–28.79%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$178	$115
Ratio of Total Expenses to Average Net Assets	0%[3]	0%
Ratio of Net Investment Income to Average Net Assets	2.81%	3.92%[4]
Portfolio Turnover Rate	50%[5]	73%

1 Subscription period for the fund was April 21, 2008, to May 2, 2008, during which time all assets were held in money market instruments.
Performance measurement began May 2, 2008, at a net asset value of $20.01.
2 Calculated based on average shares outstanding.
3 The acquired fund fees and expenses were 0.48%.
4 Annualized.
5 Excludes the value of mutual fund shares delivered and received in connection with a change in the fund’s bond investments from
Vanguard Total Bond Market Index Fund to Vanguard Total Bond Market II Index Fund because those transactions were effected in kind and did not cause the fund to incur transaction costs.

See accompanying Notes, which are an integral part of the Financial Statements.

27

Managed Payout Growth and Distribution Fund

Notes to Financial Statements

Vanguard Managed Payout Growth and Distribution Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund combines a managed distribution policy with an endowment-like investment strategy. The fund may invest across a wide spectrum of asset classes and investments that are expected to add diversification and result in a more consistent return pattern than a traditional balanced portfolio of stocks, bonds, and cash.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

2. Swap Contracts: The fund has entered into swap transactions to earn the total return on a specified commodity index. Under the terms of the swaps, the fund receives the total return (either receiving the increase or paying the decrease) on a reference index, applied to a notional principal amount. In return, the fund agrees to pay the counterparty a floating rate, which is reset periodically based on short-term interest rates, applied to the same notional amount. At the same time, the fund invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.

The notional amounts of swap contracts are not recorded in the Statement of Net Assets. Swaps are valued daily and the change in value is recorded as unrealized appreciation (depreciation) until periodic payments are made, or the swap terminates, at which time realized gain (loss) is recorded. The primary risk associated with the swaps is that a counterparty will default on its obligation to pay net amounts due to the fund. The fund’s maximum risk of loss from counterparty credit risk is the amount of unrealized appreciation on the swap contract. This risk is mitigated by entering into swaps only with highly rated counterparties, by a master netting arrangement between the fund and the counterparty, and by the posting of collateral by the counterparty. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has posted. Any securities posted as collateral for open contracts are noted in the Statement of Net Assets.

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (December 31, 2008–2009), and has concluded that no provision for federal income tax is required in the fund’s financial statements.

4. Distributions: Distributions are determined based on a specified percentage payout rate of 5% of the fund’s average net asset value. The monthly distribution rate is reset annually based on changes in the fund’s average net asset value. For 2009, the monthly distribution rate was $.0699 per share. Effective January 1, 2010, the monthly distribution rate is $.0634 per share. Distributions to shareholders are recorded on the ex-dividend date. Monthly distributions declared by the fund are reallocated at fiscal year-end to ordinary income, capital gain, and return of capital to reflect their tax character.

5. Other: Income and capital gain distributions received are recorded on the ex-dividend date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

28

Managed Payout Growth and Distribution Fund

B. Under a service agreement, The Vanguard Group furnishes investment advisory, corporate management, administrative, marketing, and distribution services to the fund. The service agreement provides that the fund’s expenses may be reduced or eliminated to the extent of savings realized by the Vanguard funds by the operation of the fund. Accordingly, all incremental expenses for services provided by Vanguard and all other expenses incurred by the fund during the year ended December 31, 2009, were borne by the funds in which the fund invests. The fund’s trustees and officers are also directors and officers of Vanguard and the funds in which the fund invests.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The following table summarizes the fund’s investments as of December 31, 2009, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Investment Companies	159,701	—	—
Temporary Cash Investments	14,335	2,500	—
Total	174,036	2,500	—

D. At December 31, 2009, the fund had the following open total return swap contract:

				Floating	Unrealized
			Notional	Interest Rate	Appreciation
	Termination		Amount	Received	(Depreciation)
Reference Entity	Date	Counterparty	($000)	(Paid)[1]	($000)
MLCX-Enhanced Benchmark
A 01 Total Return Index	1/29/10	ML	17,263	(0.510%)	—

MLCX—Merrill Lynch Commodity index eXtra.
ML—Merrill Lynch Capital Services.
1 Based on three-month U.S. Treasury bill rate plus a fixed fee of 0.40%.

E. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

29

Managed Payout Growth and Distribution Fund

Realized and unrealized gains (losses) on certain of the fund’s swap contracts are treated as ordinary income (loss) for tax purposes; the effect on the fund’s income dividends to shareholders is offset by a change in principal return. Short-term gain distributions received are treated as ordinary income for tax purposes. Realized gains of $2,430,000 on swap contracts and $37,000 of short-term gain distributions received have been reclassified from accumulated net realized losses to undistributed net investment income.

For tax purposes, at December 31, 2009, the fund had no ordinary income available for distribution. The fund had available capital loss carryforwards totaling $2,638,000 to offset future net capital gains of $1,288,000 through December 31, 2016, and $1,350,000 through December 31, 2017. In addition, the fund realized losses of $36,000 during the period from November 1, 2009, through December 31, 2009, which are deferred and will be treated as realized for tax purposes in fiscal 2010.

At December 31, 2009, the cost of investment securities for tax purposes was $194,961,000. Net unrealized depreciation of investment securities for tax purposes was $18,425,000, consisting of unrealized gains of $3,818,000 on securities that had risen in value since their purchase and $22,243,000 in unrealized losses on securities that had fallen in value since their purchase.

F. During the year ended December 31, 2009, the fund purchased $100,382,000 of investment securities and sold $74,208,000 of investment securities, other than temporary cash investments.

G. Capital shares issued and redeemed were:

	Year Ended	April 21, 2008[1] to
	December 31, 2009	December 31, 2008
	Shares	Shares
	(000)	(000)
Issued	5,249	11,417
Issued in Lieu of Cash Distributions	236	117
Redeemed	(2,729)	(3,109)
Net Increase (Decrease) in Shares Outstanding	2,756	8,425
1 Commencement of subscription period for the fund.

H. In preparing the financial statements as of December 31, 2009, management considered the impact of subsequent events occurring through February 16, 2010, for potential recognition or disclosure in these financial statements.

30

Managed Payout Distribution Focus Fund

Fund Profile
As of December 31, 2009

Portfolio Characteristics

Yield[1]	2.8%
Acquired Fund Fees and Expenses[2]	0.45%

Allocation to Underlying Investments

Vanguard Stock Funds (Investor Shares)
Total Stock Market Index	25.0%
European Stock Index	10.2
REIT Index	5.1
Pacific Stock Index	5.1
Emerging Markets Stock Index	4.8
Vanguard Bond Funds (Investor Shares)
Intermediate-Term Investment-Grade	15.2%
Total Bond Market II Index	15.2
Inflation-Protected Securities	5.0
Vanguard Market Neutral Fund
(Investor Shares)	5.0%
Commodities[3]	9.4%

Fund Asset Allocation

1 30-day SEC yield for the fund. See the Glossary.
2 This figure—drawn from the prospectus dated April 29, 2009—represents an estimate of the weighted average of the expense ratios and any transaction fees charged by the underlying mutual funds (the “acquired” funds) in which the Managed Payout Distribution Focus
Fund invests. The Managed Payout Distribution Focus Fund does not charge any expenses or fees of its own. For the fiscal year ended
December 31, 2009, the annualized acquired fund fees and expenses figure was 0.45% (approximately one-third of this amount is attributable to the short-sale dividend and borrowing expenses reported by Vanguard Market Neutral Fund).
3 The fund invests a portion of its assets in commodities through the use of swap contracts.

31

Managed Payout Distribution Focus Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at www.vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: May 2, 2008–December 31, 2009
Initial Investment of $25,000

	Average Annual Total Returns		Final Value
	Periods Ended December 31, 2009		of a $25,000
	One Year	Since Inception[1]	Investment
Managed Payout Distribution Focus Fund	22.56%	–6.31%	$22,429
Dow Jones U.S. Total Stock Market Index	29.35	–10.09	20,946
Managed Payout Distribution Focus
Composite Index[2]	22.01	– 5.86	22,612

1 May 2, 2008.
2 The Managed Payout Distribution Focus Composite Index is weighted 40% FTSE All-World Index, 20% Barclays Capital U.S. Aggregate
Bond Index, 10% Barclays Capital U.S. Treasury Inflation Protected Securities Index, 10% Citigroup 3-Month Treasury Bill Index, 10%
Dow Jones-UBS Commodity Index, and 10% US REIT Spliced Index (MSCI US REIT Index adjusted to include a 2% cash position through
April 30, 2009; MSCI US REIT Index thereafter).
Vanguard fund total returns do not include any transaction or account fees that applied in the periods shown. Fund prospectuses provide information about current fees.
See Financial Highlights for dividend and capital gains information.

32

Managed Payout Distribution Focus Fund

Fiscal-Year Total Returns (%): May 2, 2008–December 31, 2009

1 The Managed Payout Distribution Focus Composite Index is weighted 40% FTSE All-World Index, 20% Barclays Capital U.S. Aggregate
Bond Index, 10% Barclays Capital U.S. Treasury Inflation Protected Securities Index, 10% Citigroup 3-Month Treasury Bill Index, 10%
Dow Jones-UBS Commodity Index, and 10% US REIT Spliced Index (MSCI US REIT Index adjusted to include a 2% cash position through
April 30, 2009; MSCI US REIT Index thereafter).
Vanguard fund total returns do not include any transaction or account fees that applied in the periods shown. Fund prospectuses provide information about current fees.

33

Managed Payout Distribution Focus Fund

Financial Statements

Statement of Net Assets

As of December 31, 2009

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at www.sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

			Market
			Value•
		Shares	($000)
Investment Companies (89.8%)
U.S. Stock Funds (29.8%)
	Vanguard Total Stock Market Index Fund Investor Shares	1,711,881	46,991
	Vanguard REIT Index Fund Investor Shares	647,106	9,603
			56,594
International Stock Funds (20.0%)
	Vanguard European Stock Index Fund Investor Shares	741,580	19,236
	Vanguard Pacific Stock Index Fund Investor Shares	985,189	9,537
	Vanguard Emerging Markets Stock Index Fund Investor Shares	351,902	9,118
			37,891
Bond Funds (35.1%)
	Vanguard Intermediate-Term Investment-Grade Fund Investor Shares	2,970,654	28,578
1	Vanguard Total Bond Market II Index Fund Investor Shares	2,780,266	28,526
	Vanguard Inflation-Protected Securities Fund Investor Shares	755,492	9,481
			66,585
Market Neutral Fund (4.9%)
	Vanguard Market Neutral Fund Investor Shares	968,727	9,406
Total Investment Companies (Cost $180,685)			170,476
Temporary Cash Investments (9.1%)[2]
Money Market Fund (7.8%)
1	Vanguard Market Liquidity Fund, 0.187%	14,799,916	14,800

		Face
		Amount
		($000)
U.S. Government and Agency Obligations (1.3%)
3	Federal Home Loan Bank Discount Notes, 0.275%, 2/19/10	1,500	1,500
3	Federal Home Loan Bank Discount Notes, 0.250%, 2/24/10	1,000	1,000
			2,500
Total Temporary Cash Investments (Cost $17,299)			17,300
Total Investments (98.9%) (Cost $197,984)			187,776

34

Managed Payout Distribution Focus Fund

Market
Value•
($000)
Other Assets and Liabilities (1.1%)
Other Assets	2,786
Liabilities	(628)
2,158
Net Assets (100%)
Applicable to 12,177,389 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	189,934
Net Asset Value Per Share	$15.60

At December 31, 2009, net assets consisted of:
Amount
($000)
Paid-in Capital	200,691
Undistributed Net Investment Income	—
Accumulated Net Realized Losses	(549)
Unrealized Appreciation (Depreciation)
Investment Securities	(10,208)
Swap Contracts	—
Net Assets	189,934

• See Note A in Notes to Financial Statements.
1 Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown for Vanguard Market
Liquidity Fund is the 7-day yield.
2 The fund invests a portion of its assets in commodities through the use of swap contracts. After giving effect to swap investments, the fund’s effective commodity and temporary cash investment positions represent 9.3% and –0.2%, respectively, of net assets.
3 The issuer operates under a congressional charter; its securities are not backed by the full faith and credit of the U.S. government.
See accompanying Notes, which are an integral part of the Financial Statements.

35

Managed Payout Distribution Focus Fund

Statement of Operations

Year Ended
December 31, 2009
($000)
Investment Income
Income
Income Distributions Received	3,783
Interest	13
Net Investment Income—Note B	3,796
Realized Net Gain (Loss)
Capital Gain Distributions Received	83
Investment Securities Sold	1,266
Swap Contracts	2,360
Realized Net Gain (Loss)	3,709
Change in Unrealized Appreciation (Depreciation) of Investment Securities	19,919
Net Increase (Decrease) in Net Assets Resulting from Operations	27,424

See accompanying Notes, which are an integral part of the Financial Statements.

36

Managed Payout Distribution Focus Fund

Statement of Changes in Net Assets

		April 21,
	Year Ended	2008[1] to
	December 31,	December 31,
	2009	2008
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	3,796	2,383
Realized Net Gain (Loss)	3,709	(4,304)
Change in Unrealized Appreciation (Depreciation)	19,919	(30,127)
Net Increase (Decrease) in Net Assets Resulting from Operations	27,424	(32,048)
Distributions
Net Investment Income	(6,213)	—
Realized Capital Gain	—	—
Return of Capital	(4,130)	(5,271)
Total Distributions	(10,343)	(5,271)
Capital Share Transactions
Issued	106,069	175,356
Issued in Lieu of Cash Distributions	3,402	1,869
Redeemed	(25,791)	(50,733)
Net Increase (Decrease) from Capital Share Transactions	83,680	126,492
Total Increase (Decrease)	100,761	89,173
Net Assets
Beginning of Period	89,173	—
End of Period[2]	189,934	89,173

1 Commencement of subscription period for the fund.
2 Net Assets—End of Period includes undistributed net investment income of $0 and $0.

See accompanying Notes, which are an integral part of the Financial Statements.

37

Managed Payout Distribution Focus Fund

Financial Highlights

	Year	April 21,
	Ended	2008[1] to
For a Share Outstanding	Dec. 31,	Dec. 31,
Throughout Each Period	2009	2008
Net Asset Value, Beginning of Period	$13.84	$20.00
Investment Operations
Net Investment Income	.433[2]	.448[2]
Capital Gain Distributions Received	.010[2]	.084[2]
Net Realized and Unrealized Gain (Loss) on Investments	2.497	(5.758)
Total from Investment Operations	2.940	(5.226)
Distributions
Dividends from Net Investment Income	(.709)	—
Distributions from Realized Capital Gains	—	—
Return of Capital	(.471)	(.934)
Total Distributions	(1.180)	(.934)
Net Asset Value, End of Period	$15.60	$13.84

Total Return	22.56%	–26.80%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$190	$89
Ratio of Total Expenses to Average Net Assets	0%[3]	0%
Ratio of Net Investment Income to Average Net Assets	3.02%	4.01%[4]
Portfolio Turnover Rate	48%[5]	82%

1 Subscription period for the fund was April 21, 2008, to May 2, 2008, during which time all assets were held in money market instruments.
Performance measurement began May 2, 2008, at a net asset value of $20.01.
2 Calculated based on average shares outstanding.
3 The acquired fund fees and expenses were 0.45%.
4 Annualized.
5 Excludes the value of mutual fund shares delivered and received in connection with a change in the fund’s bond investments from
Vanguard Total Bond Market Index Fund to Vanguard Total Bond Market II Index Fund because those transactions were effected in kind and did not cause the fund to incur transaction costs.

See accompanying Notes, which are an integral part of the Financial Statements.

38

Managed Payout Distribution Focus Fund

Notes to Financial Statements

Vanguard Managed Payout Distribution Focus Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund combines a managed distribution policy with an endowment-like investment strategy. The fund may invest across a wide spectrum of asset classes and investments that are expected to add diversification and result in a more consistent return pattern than a traditional balanced portfolio of stocks, bonds, and cash.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

2. Swap Contracts: The fund has entered into swap transactions to earn the total return on a specified commodity index. Under the terms of the swaps, the fund receives the total return (either receiving the increase or paying the decrease) on a reference index, applied to a notional principal amount. In return, the fund agrees to pay the counterparty a floating rate, which is reset periodically based on short-term interest rates, applied to the same notional amount. At the same time, the fund invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.

The notional amounts of swap contracts are not recorded in the Statement of Net Assets. Swaps are valued daily and the change in value is recorded as unrealized appreciation (depreciation) until periodic payments are made, or the swap terminates, at which time realized gain (loss) is recorded. The primary risk associated with the swaps is that a counterparty will default on its obligation to pay net amounts due to the fund. The fund’s maximum risk of loss from counterparty credit risk is the amount of unrealized appreciation on the swap contract. This risk is mitigated by entering into swaps only with highly rated counterparties, by a master netting arrangement between the fund and the counterparty, and by the posting of collateral by the counterparty. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has posted. Any securities posted as collateral for open contracts are noted in the Statement of Net Assets.

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (December 31, 2008–2009), and has concluded that no provision for federal income tax is required in the fund’s financial statements.

4. Distributions: Distributions are determined based on a specified percentage payout rate of 7% of the fund’s average net asset value. The monthly distribution rate is reset annually based on changes in the fund’s average net asset value. For 2009, the monthly distribution rate was $.0983 per share. Effective January 1, 2010, the monthly distribution rate is $.0889 per share. Distributions to shareholders are recorded on the ex-dividend date. Monthly distributions declared by the fund are reallocated at fiscal year-end to ordinary income, capital gain, and return of capital to reflect their tax character.

5. Other: Income and capital gain distributions received are recorded on the ex-dividend date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

39

Managed Payout Distribution Focus Fund

B. Under a service agreement, The Vanguard Group furnishes investment advisory, corporate management, administrative, marketing, and distribution services to the fund. The service agreement provides that the fund’s expenses may be reduced or eliminated to the extent of savings realized by the Vanguard funds by the operation of the fund. Accordingly, all incremental expenses for services provided by Vanguard and all other expenses incurred by the fund during the year ended December 31, 2009, were borne by the funds in which the fund invests. The fund’s trustees and officers are also directors and officers of Vanguard and the funds in which the fund invests.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The following table summarizes the fund’s investments as of December 31, 2009, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Investment Companies	170,476	—	—
Temporary Cash Investments	14,800	2,500	—
Total	185,276	2,500	—

D. At December 31, 2009, the fund had the following open total return swap contract:

				Floating	Unrealized
			Notional	Interest Rate	Appreciation
	Termination		Amount	Received	(Depreciation)
Reference Entity	Date	Counterparty	($000)	(Paid)[1]	($000)
MLCX-Enhanced Benchmark
A 01 Total Return Index	1/29/10	ML	17,597	(0.510%)	—

MLCX—Merrill Lynch Commodity index eXtra.
ML—Merrill Lynch Capital Services.
1 Based on three-month U.S. Treasury bill rate plus a fixed fee of 0.40%.

E. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

40

Managed Payout Distribution Focus Fund

Realized and unrealized gains (losses) on certain of the fund’s swap contracts are treated as ordinary income (loss) for tax purposes; the effect on the fund’s income dividends to shareholders is offset by a change in principal return. Short-term gain distributions received are treated as ordinary income for tax purposes. Realized gains of $2,360,000 on swap contracts and $57,000 of short-term gain distributions received have been reclassified from accumulated net realized losses to undistributed net investment income.

For tax purposes, at December 31, 2009, the fund had no ordinary income available for distribution. The fund had available a capital loss carryforward of $495,000 to offset future net capital gains through December 31, 2016. In addition, the fund realized losses of $46,000 during the period from November 1, 2009, through December 31, 2009, which are deferred and will be treated as realized for tax purposes in fiscal 2010.

At December 31, 2009, the cost of investment securities for tax purposes was $197,992,000. Net unrealized depreciation of investment securities for tax purposes was $10,216,000, consisting of unrealized gains of $4,473,000 on securities that had risen in value since their purchase and $14,689,000 in unrealized losses on securities that had fallen in value since their purchase.

F. During the year ended December 31, 2009, the fund purchased $128,915,000 of investment securities and sold $64,704,000 of investment securities, other than temporary cash investments.

G. Capital shares issued and redeemed were:

	Year Ended	April 21, 2008[1] to
	December 31, 2009	December 31, 2008
	Shares	Shares
	(000)	(000)
Issued	7,356	9,397
Issued in Lieu of Cash Distributions	239	117
Redeemed	(1,859)	(3,073)
Net Increase (Decrease) in Shares Outstanding	5,736	6,441

1 Commencement of subscription period for the fund.

H. In preparing the financial statements as of December 31, 2009, management considered the impact of subsequent events occurring through February 16, 2010, for potential recognition or disclosure in these financial statements.

41

Report of Independent Registered
Public Accounting Firm

To the Trustees of Vanguard Valley Forge Funds and the Shareholders of Vanguard Managed Payout Growth Focus Fund, Vanguard Managed Payout Growth and Distribution Fund and Vanguard Managed Payout Distribution Focus Fund:

In our opinion, the accompanying statements of net assets and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Vanguard Managed Payout Growth Focus Fund, Vanguard Managed Payout Growth and Distribution Fund and Vanguard Managed Payout Distribution Focus Fund (constituting separate portfolios of Vanguard Valley Forge Funds, hereafter referred to as the “Funds”) at December 31, 2009, the results of each of their operations for the year then ended, and the changes in each of their net assets and the financial highlights for the year then ended and for the period April 21, 2008 (commencement of operations) through December 31, 2008, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation.

We believe that our audits, which included confirmation of securities at December 31, 2009 by correspondence with the custodian and broker and by agreement to the underlying ownership records of the Vanguard Funds, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania

February 16, 2010

42

Special 2009 tax information (unaudited) for Managed Payout Funds

This information for the fiscal period ended December 31, 2009, is included pursuant to provisions of the Internal Revenue Code.

The funds distributed qualified dividend income to shareholders during the fiscal year as follows:

Qualified Dividend Income
Fund	($000)
Managed Payout Growth Focus Fund	532
Managed Payout Growth and Distribution Fund	2,039
Managed Payout Distribution Focus Fund	1,711

For corporate shareholders, the percentage of investment income (dividend income plus short-term gains, if any) qualifies for the dividends-received deduction as follows:

Fund	Percentage
Managed Payout Growth Focus Fund	19.9%
Managed Payout Growth and Distribution Fund	16.6
Managed Payout Distribution Focus Fund	13.6

43

Your Fund’s After-Tax Returns

This table presents returns for your fund both before and after taxes. The after-tax returns are shown in two ways: (1) assuming that an investor owned the fund during the entire period and paid taxes on the fund’s distributions, and (2) assuming that an investor paid taxes on the fund’s distributions and sold all shares at the end of each period.

Calculations are based on the highest individual federal income tax and capital gains tax rates in effect at the times of the distributions and the hypothetical sales. State and local taxes were not considered. After-tax returns reflect any qualified dividend income. (In the example, returns after the sale of fund shares may be higher than those assuming no sale. This occurs when the sale would have produced a capital loss. The calculation assumes that the investor received a tax deduction for the loss.)

Please note that your actual after-tax returns will depend on your tax situation and may differ from those shown. Also note that if you own the fund in a tax-deferred account, such as an individual retirement account or a 401(k) plan, this information does not apply to you. Such accounts are not subject to current taxes.

Finally, keep in mind that a fund’s performance—whether before or after taxes—does not guarantee future results.

Average Annual Total Returns: Managed Payout Funds
Periods Ended December 31, 2009
	One	Since
	Year	Inception[1]
Managed Payout Growth Focus Fund
Returns Before Taxes	25.90%	–9.41%
Returns After Taxes on Distributions	24.66	–9.95
Returns After Taxes on Distributions and Sale of Fund Shares	16.99	–8.24

Managed Payout Growth and Distribution Fund
Returns Before Taxes	23.51%	–7.42%
Returns After Taxes on Distributions	21.44	–8.36
Returns After Taxes on Distributions and Sale of Fund Shares	15.50	–6.78

Managed Payout Distribution Focus Fund
Returns Before Taxes	22.56%	–6.31%
Returns After Taxes on Distributions	19.58	–7.69
Returns After Taxes on Distributions and Sale of Fund Shares	14.89	–6.09

1 May 2, 2008.
Total returns do not include any transaction or account fees that applied in the periods shown. Fund prospectuses provide information about current fees.

44

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A typical fund’s expenses are expressed as a percentage of its average net assets. The Managed Payout Funds have no direct expenses, but each fund bears its proportionate share of the costs for the underlying funds in which it invests. These indirect expenses make up the acquired fund fees and expenses, also expressed as a percentage of average net assets.

The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period. The costs were calculated using the acquired fund fees and expenses for each Managed Payout Fund listed.

The accompanying table illustrates your fund’s costs in two ways:

• Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

• Based on hypothetical 5% yearly return. This section is intended to help you compare your fund’s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons, because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include the account service fee described in the prospectus. If such a fee were applied to your account, your costs would be higher. Your fund does not charge transaction fees, such as purchase or redemption fees, nor does it carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

45

Six Months Ended December 31, 2009
	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
Managed Payout Fund	6/30/2009	12/31/2009	Period[1]
Based on Actual Fund Return
Managed Payout Growth Focus Fund	$1,000.00	$1,192.67	$2.54
Managed Payout Growth and Distribution Fund	1,000.00	1,172.94	2.25
Managed Payout Distribution Focus Fund	1,000.00	1,162.73	2.13
Hypothetical 5% Yearly Return
Managed Payout Growth Focus Fund	$1,000.00	$1,022.89	$2.35
Managed Payout Growth and Distribution Fund	1,000.00	1,023.14	2.09
Managed Payout Distribution Focus Fund	1,000.00	1,023.24	1.99

1 These calculations are based on the acquired fund fees and expenses. The Managed Payout Funds’ annualized expense figures for the period shown are (in order listed from top to bottom above): 0.46%, 0.41%, and 0.39%. The dollar amounts shown as “Expenses Paid”
are equal to the expense figure multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period.

46

Glossary

Acquired Fund Fees and Expenses. Funds that invest in other Vanguard funds incur no direct expenses, but they do bear proportionate shares of the operating, administrative, and advisory expenses of the underlying funds, and they must pay any fees charged by those funds. The figure for acquired fund fees and expenses represents a weighted average of these underlying costs. Acquired is a term that the Securities and Exchange Commission applies to any mutual fund whose shares are owned by another fund.

Expense Ratio. The percentage of a fund’s average net assets used to pay its annual administrative and advisory expenses. These expenses directly reduce returns to investors.

Inception Date. The date on which the assets of a fund (or one of its share classes) are first invested in accordance with the fund’s investment objective. For funds with a subscription period, the inception date is the day after that period ends. Investment performance is measured from the inception date.

Yield. A fund’s 30-day SEC yield is derived using a formula specified by the U.S. Securities and Exchange Commission. Under the formula, data related to the fund’s security holdings in the previous 30 days are used to calculate the fund’s hypothetical net income for that period, which is then annualized and divided by the fund’s estimated average net assets over the calculation period. For the purposes of this calculation, a security’s income is based on its current market yield to maturity (in the case of bonds) or its projected dividend yield (for stocks). Because the SEC yield represents hypothetical annualized income, it will differ—at times significantly—from the fund’s actual experience. As a result, the fund’s income distributions may be higher or lower than implied by the SEC yield.

47

The People Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them on an at-cost basis.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 163 Vanguard funds.

The following table provides information for each trustee and executive officer of the fund. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at www.vanguard.com.

Interested Trustee[1]	Rajiv L. Gupta
Born 1945. Trustee Since December 2001.[2] Principal
F. William McNabb III	Occupation(s) During the Past Five Years: Chairman
Born 1957. Trustee Since July 2009. Chairman of the	and Chief Executive Officer (retired 2009) and President
Board. Principal Occupation(s) During the Past Five	(2006–2008) of Rohm and Haas Co. (chemicals); Board
Years: Chairman of the Board of The Vanguard Group,	Member of American Chemistry Council; Director of
Inc., and of each of the investment companies served	Tyco International, Ltd. (diversified manufacturing and
by The Vanguard Group, since January 2010; Director of	services) and Hewlett-Packard Co. (electronic computer
The Vanguard Group since 2008; Chief Executive Officer	manufacturing); Trustee of The Conference Board.
and President of The Vanguard Group and of each of the
investment companies served by The Vanguard Group	Amy Gutmann
since 2008; Director of Vanguard Marketing Corporation;	Born 1949. Trustee Since June 2006. Principal
Managing Director of The Vanguard Group (1995–2008).	Occupation(s) During the Past Five Years: President of
the University of Pennsylvania; Christopher H. Browne
Distinguished Professor of Political Science in the School
Independent Trustees	of Arts and Sciences with secondary appointments
at the Annenberg School for Communication and the
Emerson U. Fullwood	Graduate School of Education of the University of
Born 1948. Trustee Since January 2008. Principal	Pennsylvania; Director of Carnegie Corporation of
Occupation(s) During the Past Five Years: Executive	New York, Schuylkill River Development Corporation,
Chief Staff and Marketing Officer for North America	and Greater Philadelphia Chamber of Commerce;
and Corporate Vice President (retired 2008) of Xerox	Trustee of the National Constitution Center.
Corporation (photocopiers and printers); Director of
SPX Corporation (multi-industry manufacturing), the
United Way of Rochester, the Boy Scouts of America,
Amerigroup Corporation (direct health and medical
insurance carriers), and Monroe Community College
Foundation.

JoAnn Heffernan Heisen	Executive Officers
Born 1950. Trustee Since July 1998. Principal
Occupation(s) During the Past Five Years: Corporate	Thomas J. Higgins
Vice President and Chief Global Diversity Officer since	Born 1957. Chief Financial Officer Since September
2006 (retired 2008) and Member of the Executive	2008. Principal Occupation(s) During the Past Five
Committee (retired 2008) of Johnson & Johnson	Years: Principal of The Vanguard Group, Inc.; Chief
(pharmaceuticals/consumer products); Vice President	Financial Officer of each of the investment companies
and Chief Information Officer of Johnson & Johnson	served by The Vanguard Group since 2008; Treasurer
(1997–2005); Director of the University Medical Center	of each of the investment companies served by The
at Princeton and Women’s Research and Education	Vanguard Group (1998–2008).
Institute; Member of the Advisory Board of the Maxwell
School of Citizenship and Public Affairs at Syracuse	Kathryn J. Hyatt
University.	Born 1955. Treasurer Since November 2008. Principal
Occupation(s) During the Past Five Years: Principal of
F. Joseph Loughrey	The Vanguard Group, Inc.; Treasurer of each of the
Born 1949. Trustee Since October 2009. Principal	investment companies served by The Vanguard
Occupation(s) During the Past Five Years: President and	Group since 2008; Assistant Treasurer of each of the
Chief Operating Officer since 2005 (retired 2009) and	investment companies served by The Vanguard Group
Vice Chairman of the Board (2008–2009) of Cummins	(1988–2008).
Inc. (industrial machinery); Director of SKF AB (industrial
machinery), Hillenbrand, Inc. (specialized consumer	Heidi Stam
services), Sauer-Danfoss Inc. (machinery), the Lumina	Born 1956. Secretary Since July 2005. Principal
Foundation for Education, and the Columbus Community	Occupation(s) During the Past Five Years: Managing
Education Coalition; Chairman of the Advisory Council	Director of The Vanguard Group, Inc., since 2006;
for the College of Arts and Letters at the University of	General Counsel of The Vanguard Group since 2005;
Notre Dame.	Secretary of The Vanguard Group and of each of the
investment companies served by The Vanguard Group
André F. Perold	since 2005; Director and Senior Vice President of
Born 1952. Trustee Since December 2004. Principal	Vanguard Marketing Corporation since 2005; Principal
Occupation(s) During the Past Five Years: George Gund	of The Vanguard Group (1997–2006).
Professor of Finance and Banking, Harvard Business
School; Chair of the Investment Committee of HighVista
Strategies LLC (private investment firm).	Vanguard Senior Management Team

Alfred M. Rankin, Jr.	R. Gregory Barton	Michael S. Miller
Born 1941. Trustee Since January 1993. Principal	Mortimer J. Buckley	James M. Norris
Occupation(s) During the Past Five Years: Chairman,	Kathleen C. Gubanich	Glenn W. Reed
President, and Chief Executive Officer of NACCO	Paul A. Heller	George U. Sauter
Industries, Inc. (forklift trucks/housewares/lignite);
Director of Goodrich Corporation (industrial products/
aircraft systems and services); Deputy Chairman of	Chairman Emeritus and Senior Advisor
the Federal Reserve Bank of Cleveland; Trustee of
University Hospitals of Cleveland, The Cleveland	John J. Brennan
Museum of Art, and Case Western Reserve University.	Chairman, 1996–2009
Chief Executive Officer and President, 1996–2008
Peter F. Volanakis
Born 1955. Trustee Since July 2009. Principal
Occupation(s) During the Past Five Years: President	Founder
since 2007 and Chief Operating Officer since 2005
of Corning Incorporated (communications equipment);	John C. Bogle
President of Corning Technologies (2001–2005); Director	Chairman and Chief Executive Officer, 1974–1996
of Corning Incorporated and Dow Corning; Trustee of
the Corning Incorporated Foundation and the Corning
Museum of Glass; Overseer of the Amos Tuck School
of Business Administration at Dartmouth College.

1 Mr. McNabb is considered an “interested person,” as defined in the Investment Company Act of 1940, because he is an officer of the
Vanguard funds.
2 December 2002 for Vanguard Equity Income Fund, Vanguard Growth Equity Fund, the Vanguard Municipal Bond Funds, and the Vanguard
State Tax-Exempt Funds.

P.O. Box 2600
Valley Forge, PA 19482-2600

Connect with Vanguard® > www.vanguard.com

Fund Information > 800-662-7447	All comparative mutual fund data are from Lipper Inc.
or Morningstar, Inc., unless otherwise noted.
Direct Investor Account Services > 800-662-2739

Institutional Investor Services > 800-523-1036	You can obtain a free copy of Vanguard’s proxy voting
guidelines by visiting our website, www.vanguard.com,
Text Telephone for People	and searching for “proxy voting guidelines,” or by
With Hearing Impairment > 800-749-7273	calling Vanguard at 800-662-2739. The guidelines are
also available from the SEC’s website, www.sec.gov.
In addition, you may obtain a free report on how your
fund voted the proxies for securities it owned during
the 12 months ended June 30. To get the report, visit
This material may be used in conjunction	either www.vanguard.com or www.sec.gov.
with the offering of shares of any Vanguard
fund only if preceded or accompanied by
the fund’s current prospectus.	You can review and copy information about your fund
at the SEC’s Public Reference Room in Washington, D.C.
“FTSE®” is a trademark jointly owned by the London	To find out more about this public service, call the SEC
Stock Exchange plc and The Financial Times Limited	at 202-551-8090. Information about your fund is also
and is used by FTSE International Limited under license.	available on the SEC’s website, and you can receive
“All-World” is a trademark of FTSE International Limited.	copies of this information, for a fee, by sending a
The FTSE All-World Index is calculated by FTSE	request in either of two ways: via e-mail addressed to
International Limited. FTSE International Limited does	publicinfo@sec.gov or via regular mail addressed to the
not sponsor, endorse, or promote the funds; is not in any	Public Reference Section, Securities and Exchange
way connected to them; and does not accept any liability	Commission, Washington, DC 20549-1520.
in relation to their issue, operation, and trading.

The funds or securities referred to herein are not
sponsored, endorsed, or promoted by MSCI, and MSCI
bears no liability with respect to any such funds or
securities. For any such funds or securities, the
prospectus or the Statement of Additional Information
contains a more detailed description of the limited
relationship MSCI has with The Vanguard Group and
any related funds.

© 2010 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

Q14970 022010

Item 2: Code of Ethics. The Registrant has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller or persons performing similar functions. The Code of Ethics was amended during the reporting period covered by this report to make certain technical, non-material changes.

Item 3: Audit Committee Financial Expert. The following members of the Audit Committee have been determined by the Registrant’s Board of Trustees to be Audit Committee Financial Experts serving on its Audit Committee, and to be independent: Charles D. Ellis, Rajiv L. Gupta, JoAnn Heffernan Heisen, André F. Perold, and Alfred M. Rankin, Jr.

Item 4: Principal Accountant Fees and Services.

(a) Audit Fees.

Audit Fees of the Registrant

Fiscal Year Ended December 31, 2009: $82,000 Fiscal Year Ended December 31, 2008: $34,000

Aggregate Audit Fees of Registered Investment Companies in the Vanguard Group.

Fiscal Year Ended December 31, 2009: $3,354,640 Fiscal Year Ended December 31, 2008: $3,055,590

(b) Audit-Related Fees.

Fiscal Year Ended December 31, 2009: $876,210 Fiscal Year Ended December 31, 2008: $626,240

Includes fees billed in connection with assurance and related services provided to the Registrant, The Vanguard Group, Inc., Vanguard Marketing Corporation, and other registered investment companies in the Vanguard Group.

(c) Tax Fees.

Fiscal Year Ended December 31, 2009: $423,070 Fiscal Year Ended December 31, 2008: $230,400

Includes fees billed in connection with tax compliance, planning and advice services provided to the Registrant, The Vanguard Group, Inc., Vanguard Marketing Corporation, and other registered investment companies in the Vanguard Group and related to income and excise taxes.

(d) All Other Fees.

Fiscal Year Ended December 31, 2009: $0
Fiscal Year Ended December 31, 2008: $0

Doc#0217637

Includes fees billed for services related to risk management and privacy matters. Services were provided to the Registrant, The Vanguard Group, Inc., Vanguard Marketing Corporation, and other registered investment companies in the Vanguard Group.

(e) (1) Pre-Approval Policies. The policy of the Registrant’s Audit Committee is to consider and, if appropriate, approve before the principal accountant is engaged for such services, all specific audit and non-audit services provided to: (1) the Registrant; (2) The Vanguard Group, Inc.; (3) other entities controlled by The Vanguard Group, Inc. that provide ongoing services to the Registrant; and (4) other registered investment companies in the Vanguard Group. In making a determination, the Audit Committee considers whether the services are consistent with maintaining the principal accountant’s independence.

     In the event of a contingency situation in which the principal accountant is needed to provide services in between scheduled Audit Committee meetings, the Chairman of the Audit Committee would be called on to consider and, if appropriate, pre-approve audit or permitted non-audit services in an amount sufficient to complete services through the next Audit Committee meeting, and to determine if such services would be consistent with maintaining the accountant’s independence. At the next scheduled Audit Committee meeting, services and fees would be presented to the Audit Committee for formal consideration, and, if appropriate, approval by the entire Audit Committee. The Audit Committee would again consider whether such services and fees are consistent with maintaining the principal accountant’s independence.

     The Registrant’s Audit Committee is informed at least annually of all audit and non-audit services provided by the principal accountant to the Vanguard complex, whether such services are provided to: (1) the Registrant; (2) The Vanguard Group, Inc.; (3) other entities controlled by The Vanguard Group, Inc. that provide ongoing services to the Registrant; or (4) other registered investment companies in the Vanguard Group.

     (2) No percentage of the principal accountant’s fees or services were approved pursuant to the waiver provision of paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) For the most recent fiscal year, over 50% of the hours worked under the principal accountant’s engagement were not performed by persons other than full-time, permanent employees of the principal accountant.

(g) Aggregate Non-Audit Fees.

Fiscal Year Ended December 31, 2009: $423,070 Fiscal Year Ended December 31, 2008: $230,400

Includes fees billed for non-audit services provided to the Registrant, The Vanguard Group, Inc., Vanguard Marketing Corporation, and other registered investment companies in the Vanguard Group.

(h) For the most recent fiscal year, the Audit Committee has determined that the provision of all non-audit services was consistent with maintaining the principal accountant’s independence.

Doc#0217637

Item 5: Not Applicable.

Item 6: Not Applicable.

Item 7: Not Applicable.

Item 8: Not Applicable.

Item 9: Not Applicable.

Item 10: Not Applicable.

Item 11: Controls and Procedures.

     (a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant's Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

     (b) Internal Control Over Financial Reporting. There were no significant changes in Registrant’s Internal Control Over Financial Reporting or in other factors that could significantly affect this control subsequent to the date of the evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12: Exhibits.

(a)	Code of Ethics.
(b)	Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD VALLEY FORGE FUNDS

BY:	/s/ F. WILLIAM MCNABB III* F. WILLIAM MCNABB III CHIEF EXECUTIVE OFFICER

Date: February 22, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD VALLEY FORGE FUNDS
BY:	/s/ F. WILLIAM MCNABB III*

Doc#0217637

F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: February 22, 2010

VANGUARD VALLEY FORGE FUNDS

BY:	/s/ THOMAS J. HIGGINS* THOMAS J. HIGGINS CHIEF FINANCIAL OFFICER

Date: February 22, 2010

* By: /s/ Heidi Stam

Heidi Stam, pursuant to a Power of Attorney filed on July 24, 2009, see file Number 2-88373, and a Power of Attorney filed on October 16, 2009, see File Number 2-52698, both Incorporated by Reference.

Doc#0217637